As filed with the Securities and Exchange Commission on February 18, 2010

File No. 333-45431/811-08629

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 74	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 72	☒

HARTFORD SERIES FUND, INC.

(Exact Name of Registrant as Specified in Charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999

(Address of Principal Executive Offices)

Registrant’s Telephone Number including Area Code: (860) 843-9934

Edward P. Macdonald, Esquire

The Hartford Financial Services Group, Inc.

Life Law – Mutual Funds Unit

200 Hopmeadow Street

Simsbury, Connecticut 06089

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esquire

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, Massachusetts 02116-5021

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (Date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☒	On May 1, 2010 pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

American Funds Asset Allocation HLS Fund

Class IA Shares

Prospectus

May 1, 2010

Mutual Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed  upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

HARTFORD HLS FUNDS

c/o Individual Annuity Services

P.O. BOX 5085

HARTFORD, CT  06102-5085

[This Page Is Intentionally Left Blank]

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MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). The fund has the same investment objective and limitations as the Master Fund in which it invests.  The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund’s Board of Directors determines that it is in the best interests of the fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the fund (as opposed to a cash distribution from the Master Fund).  The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HL Investment Advisors, LLC (“HL Advisors”) manage the fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund’s assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

Capital Research and Management Company (“CRMC”) serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

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AMERICAN FUNDS ASSET ALLOCATION HLS FUND

SUMMARY SECTION

INVESTMENT GOAL. The American Funds Asset Allocation HLS Fund seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

CLASS IA (1)
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	[ ]%
Distribution and service (12b-1) fees	None
Other expenses	[ ]%
Total operating expenses	[ ]%
Less waiver/ reimbursement(2)	[ ]%
Total net expenses	[ ]%
Master Fund expenses	[ ]%
Total master and feeder expenses	[ ]%

(1)

Because the fund invests all of its assets in the Master Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund. The amounts shown under “Master Fund expenses” reflect the operating expenses of the Master Fund, including the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the expenses of both the fund and the Master Fund.

(2)

HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.40%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company. This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS IA
Year 1	$	[ ]
Year 3	$	[ ]
Year 5	$	[ ]
Year 10	$	[ ]

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was       % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Asset Allocation Fund, a series of the American Funds (“Master Asset Allocation Fund”). In seeking to pursue its investment objective of above-average total return, the Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). Normally, CRMC expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. The Master Asset Allocation Fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and not included in the S&P 500 Index and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the Master Asset Allocation Fund may invest up to 25% of its debt assets in lower quality debt securities (i.e., debt securities that do not have equity conversion or purchase rights).

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MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Asset Allocation Risk - The risk that CRMC may allocate assets among different asset classes in a manner that results in the fund underperforming its peers.  Although allocation among different asset classes generally limits the fund’s exposure to the risks of any one class, CRMC may favor an asset class that performs poorly relative to another asset class.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will “call” - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Credit Risk - The issuing company may not be able to pay interest and principal when due.  Credit risk depends largely on the perceived health of loan and bond issuers.  In general, lower-rated loans and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default.  Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.  Funds that invest mainly in Investments Rated Below-Investment-Grade (also referred to as “junk bonds”) are subject to heightened credit risk, which may make the fund more sensitive to adverse issuer, political, regulatory, market or economic shifts in the U.S. and abroad.  The default rate for below-investment-grade securities is likely to be higher during economic recessions or periods of high interest rates.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.

Income Risk — Falling interest rates create the potential for a decline in the fund’s income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Liquidity Risk — Securities purchased by the fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  The value of illiquid securities may reflect a discount from the market price of comparable securities for which a liquid market exists, and thus negatively affect the fund’s net asset value.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.  The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  [Updated performance information is available at www.hartfordinvestor.com.]  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower for periods when fee waivers were in place

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

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Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was [    ]% ([    ] quarter, [    ]) and the lowest quarterly return was [    ]% ([    ] quarter, [    ]).

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based index.

Average annual total returns for periods ending December 31, 2009

	1 year		5 years		10 years
Class IA	[ ]	%	[ ]	%	[ ]	%
S&P 500 Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%
Citigroup Broad Investment-Grade (BIG) Bond Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%
Barclays Capital U.S. Aggregate Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%

Indices:

The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

The Citigroup Broad Investment-Grade (BIG) Bond Index is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage, asset-backed and investment-grade corporates with a maturity of one year or longer. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Barclays Capital U.S. Aggregate Index (formerly known as the Lehman Brothers U.S. Aggregate Index) represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

MANAGEMENT.  The Fund’s investment manager is HL Advisors.  The Master Fund’s investment manager is CRMC.

Portfolio Counselor for the Series/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund
Alan N. Berro (Senior Vice President)	Senior Vice President - Capital World Investors	9 years
Jeffrey T. Lager	Senior Vice President – Capital World Investors	2 years
James R. Mulally	Senior Vice President - Fixed Income, CRMC	3 years
Eugene P. Stein	Senior Vice President – Capital World Investors	1 year

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”) and certain qualified retirement plans.  You may invest indirectly in the fund through your purchase of a variable annuity or variable life insurance contract issued by a separate account or directly through a qualified retirement plan.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account or retirement plan through which you invest.

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TAX INFORMATION.  Under current law, qualified retirement plan participants and owners of variable annuity and variable life insurance contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the retirement plan or variable contract. For information concerning the federal tax consequences to the purchasers of a variable annuity or variable life insurance contract, see the prospectus or other disclosure document for such variable contract.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is not sold directly to the general public but instead is offered as an underlying investment option for certain variable annuity and variable life insurance contracts and qualified retirement plans.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contracts.  The prospectus or other disclosure document for your variable contract may contain additional information about these payments.

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ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The American Funds Asset Allocation HLS Fund seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Asset Allocation Fund, a series of the American Funds (“Master Asset Allocation Fund”). In seeking to pursue its investment objective of above-average total return, the Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). Normally, CRMC expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. The Master Asset Allocation Fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and not included in the S&P 500 Index and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the Master Asset Allocation Fund may invest up to 25% of its debt assets in lower quality debt securities (i.e., debt securities that do not have equity conversion or purchase rights).

Lower quality straight debt securities are securities rated Ba1 or below by Moody’s Investors Service (“Moody’s”) and BB+ or below by Standard & Poor’s (“S&P”) or unrated but determined to be of equivalent quality. Such securities are sometimes referred to as “junk bonds” or high yield bonds.

As of December 31, 2009, Master Asset Allocation Fund was approximately 70% invested in equity securities, 23% invested in debt securities and 7% invested in money market instruments. The proportion of equities, debt and money market securities held by Master Asset Allocation Fund will vary with market conditions and CRMC’s assessment of their relative attractiveness as investment opportunities.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.

Asset Allocation Risk - The risk that CRMC may allocate assets among different asset classes in a manner that results in the fund underperforming its peers.  Although allocation among different asset classes generally limits the fund’s exposure to the risks of any one class, CRMC may favor an asset class that performs poorly relative to another asset class.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will “call” - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Credit Risk - The issuing company may not be able to pay interest and principal when due.  Credit risk depends largely on the perceived health of loan and bond issuers.  In general, lower-rated loans and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default.  Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.  Funds that invest mainly in Investments Rated Below-Investment-Grade (also referred to as “junk bonds”) are subject to heightened credit risk, which may make the fund more sensitive to adverse issuer, political, regulatory, market or economic shifts in the U.S. and abroad.  The default rate for below-investment-grade securities is likely to be higher during economic recessions or periods of high interest rates.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.

Income Risk — Falling interest rates create the potential for a decline in the fund’s income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Liquidity Risk — Securities purchased by the fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  The value of illiquid securities may reflect a discount from the market price of comparable securities for which a liquid market exists, and thus negatively affect the fund’s net asset value.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

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Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Additional Risks and Investment Information.

Many factors affect the Master Fund’s performance.  There is no assurance that the Master Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information contains more detailed information about the Master Fund’s investment policies and risks.

Equity Securities

Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. An investment in any equity security is subject to the following risks:

•                  Market Risk: The risk that the stock market as a whole may decline, thereby depressing the stock’s price.

•                  Financial Risk: The risk that the price of a particular issuer’s stock may decline due to its financial results.

Fixed-Income Securities

An investment in any fixed income security is subject to the following risks:

•                  Credit Risk: The risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument.

•                  Interest Rate Risk: The risk that the value of the security will fall as interest rates rise.

Also, securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Options, Futures, and Other Derivatives

The Master Fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit the Master Fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for the Master Fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.  Derivatives are also used to seek to manage risk by hedging the Master Fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives include:

•                  If the issuer of the derivative instrument does not pay the amount due, the Master Fund could lose money.

•                  The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the Master Fund’s manager expected, which could result in losses to the Master Fund or increase volatility in the Master Fund’s performance.

•                  Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).

•                  Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

Foreign Investments

Foreign investments include investments in

•                  Securities of foreign issuers and loans of foreign borrowers, including

•                  companies organized outside the United States (unless the company’s economic fortunes and risks are primarily linked with U.S. markets)

•                  foreign governments and agencies or instrumentalities of foreign governments

•                  issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States

•                  Non-dollar securities:  Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Foreign investments may be affected by the following:

•                  changes in currency rates

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  decreased liquidity

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

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•                  political or social instability or diplomatic developments in a foreign country

•                  differences in individual foreign economies

Emerging Markets

When compared to the securities markets of more developed countries, the securities markets of most Central and South American, African, Middle Eastern, certain Asian and Eastern European and other emerging countries are subject to the following risks:

•                  illiquidity

•                  increased price volatility

•                  smaller market capitalizations

•                  less government regulation

•                  less extensive and less frequent accounting, financial and other reporting requirements

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Small-capitalization Companies

Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to

•                  less certain growth prospects

•                  lower degree of liquidity in the markets for such stocks

•                  thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

•                  limited product lines, markets or financial resources

•                  dependence on a few key management personnel

•                  increased susceptibility to losses and bankruptcy

•                  increased transaction costs

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies, including exchange traded funds (ETFs), are subject to the following statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”):  Absent an available exemption, the Master Fund may not

•                  acquire more than 3% of the voting shares of any other investment company,

•                  invest more than 5% of the Master Fund’s total assets in securities of any one investment company, and

•                  invest more than 10% of its total assets in securities of all investment companies.

ETFs:  Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index.  Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations discussed above, subject to certain conditions.  The Master Fund may rely on these exemptive orders to invest in unaffiliated ETFs.  An investment in an ETF generally presents the following risks:

•                  the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies

•                  the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective

•                  price fluctuation, resulting in a loss to the Master Fund

•                  the risk that an ETF may trade at a discount to its NAV

•                  the risk that an active market for an ETF’s shares may not develop or be maintained

•                  the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees.  The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests.

Illiquid Securities

•                  In General. Securities purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

•                  Limitation on Illiquid Investments. If one or more instruments in the Master Fund’s portfolio become illiquid, the Master Fund may exceed its limit on illiquid instruments. In the event that this occurs, the Master Fund must take steps to bring the

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aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force the Master Fund to liquidate any portfolio instrument where the Master Fund would suffer a loss on the sale of that instrument.

•                  Valuation of Illiquid Investments. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect the Master Fund’s NAV. For more information on fair valuation, please see ‘‘Determination of Net Asset Value’’

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds managed by the investment manager or a sub-adviser) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed without approval of the shareholders of the Fund.  The Fund may not be able to achieve its goal.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the fund’s Statement of Additional Information (“SAI”) which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address).  When you request a copy of the fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the fund’s policies and procedures regarding the release of portfolio holdings information is available in the fund’s SAI.  However, under the master-feeder structure, the fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

HL Investment Advisors, LLC (“HL Advisors”) is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, HL Advisors will provide those services for the fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of theMaster Fund; (ii) providing information to the Board of Directors to enable it to make all necessary decisions regarding whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund.  HL Advisors is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with $[     ] billion in assets under management as of December 31, 2009. HL Advisors had approximately $45.1 billion in assets under management as of December 31, 2009. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the “SEC”) that permits HL Advisors, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval.  Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HL Advisors, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

A discussion regarding the basis for the fund’s Board of Directors’ approval of the investment management agreements is available in the fund’s annual report to shareholders covering the period ending December 31, 2009.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.  As of December 31, 2009, CRMC managed more than $1 trillion in assets.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  CRMC and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give CRMC the authority to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders approved this arrangement a a meeting of shareholders on November 24, 2009.  There is no assurance that CRMC will incorporate its investment divisions or seek shareholder vote to exercise any authority, if granted, under an exemptive order.  In addition, shareholders approved a proposal to reorganize the series into a Delaware Statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee paid to CRMC for the year ended December 31, 2009, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.31%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2009.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors.  Counselors decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

The primary individual portfolio counselors for the Master Fund are:

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Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund

Alan N. Berro (Senior Vice President)	9 years	Senior Vice President - Capital World Investors. Investment professional for 23 years in total; 18 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Jeffrey T. Lager	2 years	Senior Vice President — Capital World Investors Investment professional for 14 years in total; 13 years with CRMC or and affiliate	Serves as an equity portfolio counselor

James R. Mulally	3 years	Senior Vice President - Fixed Income, CRMC. Investment professional for 33 years in total; 29 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

Eugene P. Stein	1 year	Senior Vice President — Capital World Investors Investment professional for 38 years in total; 37 years with CRMC or an affiliate	Serves as an equity portfolio counselor

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Hartford HLS Fund Shares

Hartford HLS Funds may offer their shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts. The Hartford HLS Funds may also offer their shares to certain qualified retirement plans (the “Plans”).

Each Hartford HLS Fund has authorized two classes of shares: Class IA shares and Class IB shares. For each Hartford HLS Fund, the two classes of shares represent an investment in the same Hartford HLS Fund but are subject to different expenses and have different prices and performance.

Many of the Accounts are registered with the SEC as investment companies. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Hartford HLS Funds are sold by Hartford Securities Distribution Company, Inc. (the “Distributor”) in a continuous offering to the Accounts and the Plans net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Hartford HLS Fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares and Class IB shares of the Hartford HLS Funds at net asset value without sales or redemption charges.

For each day on which a Hartford HLS Fund’s net asset value is calculated, the Accounts transmit to the Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the Hartford HLS Funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although they would not normally do so, the Hartford HLS Funds have the right to pay the redemption price of shares of the Hartford HLS Funds in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Hartford HLS Funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable Hartford HLS Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular Hartford HLS Fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a Hartford HLS Fund. To the extent that such classes of investors are invested in the same Hartford HLS Fund when a conflict of interest arises that might involve the Hartford HLS Fund, one or more of such classes of investors could be disadvantaged. The Hartford HLS Funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each Hartford HLS Fund’s Board of Directors will monitor each Hartford HLS Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the Hartford HLS Funds or substitute shares of another Hartford HLS Fund for the current Hartford HLS Fund. This, in turn, could cause a Hartford HLS Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons (“Servicing Intermediaries”) for Subaccounting, Administrative and/or Shareholder Processing Services

In addition to the Rule 12b-1 fees paid by the Hartford HLS Funds on Class IB shares, the transfer agent and its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the Hartford HLS Funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the Hartford HLS Funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the Hartford HLS Funds attributable to a particular Servicing Intermediary. For the year ended December 31, 2009, the transfer agent accrued approximately $[        ] in total Servicing Payments to Servicing Intermediaries and accruals of Servicing Payments did not exceed $[        ] for any Servicing Intermediary.

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As of January 1, 2010, the transfer agent has entered into arrangements to pay Servicing Compensation to: [ACS HR Solutions, LLC; ADP Broker-Dealer, Inc.; BenefitStreet, Inc.; Ascensus, Inc.; Charles Schwab & Co.; CitiStreet, LLC; Diversified Investment Advisors, Inc.; Edgewood Services, Inc. and Retirement Plan Services Company of America; Fidelity Brokerage Services LLC and National Financial Services LLC; Fidelity Investments Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Financial Advisers LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC and AMG Service Corp.; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mid Atlantic Capital Corp.; Nationwide Retirement Solutions, Inc.; Newport Retirement Services, Inc.; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Principal Life Insurance Company; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; Teachers Insurance and Annuity Association of America; The 401(k) Company, Inc. (purchased by Charles Schwab & Co.); Charles Schwab Trust Company; The Northern Trust Company; The Retirement Plan Company, LLC; The Vanguard Group, Inc.; US Bank; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company.] The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Class IB Shares Distribution Plan

Each Company, on behalf of its respective Hartford HLS Fund, has adopted a separate distribution plan (the “Distribution Plan”) for its Class IB shares pursuant to appropriate resolutions of each Company’s board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges. Pursuant to the Distribution Plan, each Hartford HLS Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Hartford HLS Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each Hartford HLS Fund may pay annually up to 0.25% of the average daily net assets of the Hartford HLS Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Hartford HLS Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Hartford HLS Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of a Hartford HLS Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (d) expenses relating to the development, preparation, printing, and mailing of Hartford HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of a Hartford HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of a Hartford HLS Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Hartford HLS Fund investment objectives and policies and other information about a Hartford HLS Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of a Hartford HLS Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of a Hartford HLS Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of a Hartford HLS Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the respective Hartford HLS Fund’s board of directors, including at least a majority of directors who are not interested persons of each Hartford HLS Fund as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of each Hartford HLS Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Hartford HLS Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the Hartford HLS Funds. Because the fees paid by the Hartford HLS Funds under the Distribution Plan are paid out of each Hartford HLS Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s or plan participant’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the fund invests.

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Determination of Net Asset Value

The net asset value (“NAV”) is determined for the fund as of the close of regular trading on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The NAV of the fund is determined by dividing the value of the fund’s net assets by the number of shares outstanding.  The NAV of the fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

Each fund’s Board of Directors has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  The current policy for each fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each fund reserves the right to change its dividend distribution policy at the discretion of its Board of Directors.

Frequent Purchases and Redemptions of Fund Shares

Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of a Hartford HLS Fund by a Hartford HLS Fund’s shareholder can disrupt the management of the Hartford HLS Fund, negatively affect the Hartford HLS Fund’s performance, and increase expenses for all Hartford HLS Fund shareholders. In particular, frequent trading (i) can force a Hartford HLS Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the Hartford HLS Fund, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Hartford HLS Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Hartford HLS Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies can dilute a Hartford HLS Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including through variable contracts issued by Hartford Life and IRS-qualified investment plans, such as employer-sponsored retirement plans. While some individual investors participate through Plans, the majority of investors invest through variable contract separate accounts maintained by Hartford Life which in turn invest in the Hartford HLS Funds. In most cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the Hartford HLS Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds challenge the Hartford HLS Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the Hartford HLS Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the Hartford HLS Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Hartford HLS Fund shares by Hartford HLS Fund shareholders. The Hartford HLS Funds’ policy is to discourage investors from trading in a Hartford HLS Fund’s shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of Hartford HLS Fund shares to the extent practicable. In addition, it is the Hartford HLS Funds’ policy to require the sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund and for Hartford Life to review and respond to such reports. The Hartford HLS Funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The Hartford HLS Funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason.  In making determinations concerning the revocation of exchange privileges, the Hartford HLS Funds may consider an investor’s trading history in any of the Hartford HLS Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other

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individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

In addition to the variable contracts described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts. The Boards of Directors of the Hartford HLS Funds has adopted policies and procedures relating to excessive trading in shares of the Hartford HLS Funds through qualified plan omnibus accounts directly in the Hartford HLS Funds (the “Policy”). With respect to investors who invest directly in the Hartford HLS Funds through qualified plans omnibus accounts, it is the Policy of the Hartford HLS Funds to permit only two “substantive round trips” by an investor within any single Hartford HLS Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into the same Hartford HLS Fund and a redemption of or an exchange out of the same Hartford HLS Fund in a dollar amount set by the Hartford HLS Funds’ sub-transfer agent, in the reasonable exercise of its discretion. When an additional transaction request for the Hartford HLS Fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such Hartford HLS Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. Any transaction not initiated by a shareholder or their registered representative, or that are part of a systematic program, will be exempted from the Policy. In addition, the Money Market HLS Fund is excluded from this policy.

In the case of actual or suspected excessive trading through qualified plan omnibus accounts maintained by financial intermediaries, the Hartford HLS Funds’ sub-transfer agent, Hartford Administrative Services Company (“HASCO”) shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the Hartford HLS Funds’ procedures with respect to omnibus accounts will be as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the Hartford HLS Funds) for limiting exchange activity in a manner that serves the purposes of the Policy as determined by the Frequent Trading Review Committee (comprised of the Hartford HLS Funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its policy in lieu of this Policy and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in Hartford HLS Fund shares resulting from the manner in which the NAV of the Hartford HLS Funds’ shares is determined each day. Frequent trading in Hartford HLS Fund shares can dilute the value of long-term shareholders’ interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Hartford HLS Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the Hartford HLS Funds’ defenses against harmful excessive trading in Hartford HLS Fund shares. For additional information concerning the Hartford HLS Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, each Hartford HLS Fund is treated as a separate taxpayer. Each Hartford HLS Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code, as amended. By so qualifying, a Hartford HLS Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each Hartford HLS Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a Hartford HLS Fund are not subject to federal income tax on Hartford HLS Fund earnings and distributions or on gains realized upon the sale or redemption of Hartford HLS Fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the Hartford HLS Funds, see “Taxes” in the SAI.

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Variable Contract Owner Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a Hartford HLS Fund that is an investment portfolio of Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of Hartford HLS Funds differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a Hartford HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the Hartford HLS Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Plan Participant Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote Hartford HLS Fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The Hartford HLS Funds may advertise performance related information. Performance information about a Hartford HLS Fund is based on the Hartford HLS Fund’s past performance only and is no indication of future performance.

Each Hartford HLS Fund may include its total return in advertisements or other sales material. When a Hartford HLS Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Hartford HLS Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Hartford HLS Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Hartford HLS Funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the Hartford HLS Funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the Hartford HLS Funds’ performance information and will reduce an investor’s return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the Hartford HLS Funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each Hartford HLS Fund’s assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the Hartford HLS Funds.

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FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund’s financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table for the fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2008 through December 31, 2009 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the fund’s financial statements and financial highlights, is included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any were included, returns would be lower.

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FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS Funds:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT  06102-5085

By Phone:

1-800-862-6668

On The Internet:

www.hartfordinvestor.com

In Person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:

Hartford Series Fund, Inc. 811-08629

21

American Funds Asset Allocation HLS Fund

Class IB:         HVABX

Class IB Shares
Prospectus
May 1, 2010

Mutual Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed  upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

HARTFORD HLS FUNDS

c/o Individual Annuity Services

P.O. BOX 5085

HARTFORD, CT  06102-5085

[This Page Is Intentionally Left Blank]

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MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). The fund has the same investment objective and limitations as the Master Fund in which it invests.  The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund’s Board of Directors determines that it is in the best interests of the fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the fund (as opposed to a cash distribution from the Master Fund).  The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HL Investment Advisors, LLC (“HL Advisors”) manage the fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund’s assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

Capital Research and Management Company (“CRMC”) serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

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AMERICAN FUNDS ASSET ALLOCATION HLS FUND

SUMMARY SECTION

INVESTMENT GOAL. The American Funds Asset Allocation HLS Fund seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

CLASS IB (1)
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	[ ]%
Distribution and service (12b-1) fees	0.25%
Other expenses	[ ]%
Total operating expenses	[ ]%
Less waiver/ reimbursement(2)	[ ]%
Total net expenses	[ ]%
Master Fund expenses	[ ]%
Total master and feeder expenses	[ ]%

(1)          Because the fund invests all of its assets in the Master Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund.  The amounts shown under “Master Fund expenses” reflect the operating expenses of the Master Fund, including the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the expenses of both the fund and the Master Fund.

(2)          HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.40%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company.  This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS IB
Year 1	$	[ ]
Year 3	$	[ ]
Year 5	$	[ ]
Year 10	$	[ ]

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was       % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Asset Allocation Fund, a series of the American Funds (“Master Asset Allocation Fund”). In seeking to pursue its investment objective of above-average total return, the Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). Normally, CRMC expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. The Master Asset Allocation Fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and not included in the S&P 500 Index and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the Master Asset Allocation Fund may invest up to 25% of its debt assets in lower quality debt securities (i.e., debt securities that do not have equity conversion or purchase rights).

5

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Asset Allocation Risk - The risk that CRMC may allocate assets among different asset classes in a manner that results in the fund underperforming its peers.  Although allocation among different asset classes generally limits the fund’s exposure to the risks of any one class, CRMC may favor an asset class that performs poorly relative to another asset class.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will “call” - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Credit Risk - The issuing company may not be able to pay interest and principal when due.  Credit risk depends largely on the perceived health of loan and bond issuers.  In general, lower-rated loans and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default.  Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.  Funds that invest mainly in Investments Rated Below-Investment-Grade (also referred to as “junk bonds”) are subject to heightened credit risk, which may make the fund more sensitive to adverse issuer, political, regulatory, market or economic shifts in the U.S. and abroad.  The default rate for below-investment-grade securities is likely to be higher during economic recessions or periods of high interest rates.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.

Income Risk — Falling interest rates create the potential for a decline in the fund’s income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Liquidity Risk — Securities purchased by the fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  The value of illiquid securities may reflect a discount from the market price of comparable securities for which a liquid market exists, and thus negatively affect the fund’s net asset value.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.  The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  [Updated performance information is available at www.hartfordinvestor.com.]  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower for periods when fee waivers were in place

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

6

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was [     ]% ([     ] quarter, [     ]) and the lowest quarterly return was [     ]% ([     ] quarter, [     ]).

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based index.

Average annual total returns for periods ending December 31, 2009

	1 year		5 years		10 years
Class IB	[ ]	%	[ ]	%	[ ]	%
S&P 500 Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%
Citigroup Broad Investment-Grade (BIG) Bond Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%
Barclays Capital U.S. Aggregate Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%

Indices:

The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

The Citigroup Broad Investment-Grade (BIG) Bond Index is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage, asset-backed and investment-grade corporates with a maturity of one year or longer. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Barclays Capital U.S. Aggregate Index (formerly known as the Lehman Brothers U.S. Aggregate Index) represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

MANAGEMENT.  The Fund’s investment manager is HL Advisors.  The Master Fund’s investment manager is CRMC.

Portfolio Counselor for the Series/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund
Alan N. Berro (Senior Vice President)	Senior Vice President - Capital World Investors	9 years

Jeffrey T. Lager	Senior Vice President — Capital World Investors	2 years

James R. Mulally	Senior Vice President - Fixed Income, CRMC	3 years

Eugene P. Stein	Senior Vice President — Capital World Investors	1 year

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”) and certain qualified retirement plans.  You may invest indirectly in the fund through your purchase of a variable annuity or variable life insurance contract issued by a separate account or directly through a qualified retirement plan.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account or retirement plan through which you invest.

7

TAX INFORMATION.  Under current law, qualified retirement plan participants and owners of variable annuity and variable life insurance contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the retirement plan or variable contract. For information concerning the federal tax consequences to the purchasers of a variable annuity or variable life insurance contract, see the prospectus or other disclosure document for such variable contract.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is not sold directly to the general public but instead is offered as an underlying investment option for certain variable annuity and variable life insurance contracts and qualified retirement plans.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contracts.  The prospectus or other disclosure document for your variable contract may contain additional information about these payments.

8

ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The American Funds Asset Allocation HLS Fund seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Asset Allocation Fund, a series of the American Funds (“Master Asset Allocation Fund”). In seeking to pursue its investment objective of above-average total return, the Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). Normally, CRMC expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. The Master Asset Allocation Fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and not included in the S&P 500 Index and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the Master Asset Allocation Fund may invest up to 25% of its debt assets in lower quality debt securities (i.e., debt securities that do not have equity conversion or purchase rights).

Lower quality straight debt securities are securities rated Ba1 or below by Moody’s Investors Service (“Moody’s”) and BB+ or below by Standard & Poor’s (“S&P”) or unrated but determined to be of equivalent quality. Such securities are sometimes referred to as “junk bonds” or high yield bonds.

As of December 31, 2009, Master Asset Allocation Fund was approximately 70% invested in equity securities, 23% invested in debt securities and 7% invested in money market instruments. The proportion of equities, debt and money market securities held by Master Asset Allocation Fund will vary with market conditions and CRMC’s assessment of their relative attractiveness as investment opportunities.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.

Asset Allocation Risk - The risk that CRMC may allocate assets among different asset classes in a manner that results in the fund underperforming its peers.  Although allocation among different asset classes generally limits the fund’s exposure to the risks of any one class, CRMC may favor an asset class that performs poorly relative to another asset class.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will “call” - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Credit Risk - The issuing company may not be able to pay interest and principal when due.  Credit risk depends largely on the perceived health of loan and bond issuers.  In general, lower-rated loans and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default.  Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.  Funds that invest mainly in Investments Rated Below-Investment-Grade (also referred to as “junk bonds”) are subject to heightened credit risk, which may make the fund more sensitive to adverse issuer, political, regulatory, market or economic shifts in the U.S. and abroad.  The default rate for below-investment-grade securities is likely to be higher during economic recessions or periods of high interest rates.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.

Income Risk — Falling interest rates create the potential for a decline in the fund’s income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Liquidity Risk — Securities purchased by the fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  The value of illiquid securities may reflect a discount from the market price of comparable securities for which a liquid market exists, and thus negatively affect the fund’s net asset value.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

9

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Additional Risks and Investment Information.

Many factors affect the Master Fund’s performance.  There is no assurance that the Master Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information contains more detailed information about the Master Fund’s investment policies and risks.

Equity Securities

Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. An investment in any equity security is subject to the following risks:

•                  Market Risk: The risk that the stock market as a whole may decline, thereby depressing the stock’s price.

•                  Financial Risk: The risk that the price of a particular issuer’s stock may decline due to its financial results.

Fixed-Income Securities

An investment in any fixed income security is subject to the following risks:

•                  Credit Risk: The risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument.

•                  Interest Rate Risk: The risk that the value of the security will fall as interest rates rise.

Also, securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Options, Futures, and Other Derivatives

The Master Fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit the Master Fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for the Master Fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.  Derivatives are also used to seek to manage risk by hedging the Master Fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives include:

•                  If the issuer of the derivative instrument does not pay the amount due, the Master Fund could lose money.

•                  The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the Master Fund’s manager expected, which could result in losses to the Master Fund or increase volatility in the Master Fund’s performance.

•                  Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).

•                  Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

Foreign Investments

Foreign investments include investments in

•                  Securities of foreign issuers and loans of foreign borrowers, including

•                  companies organized outside the United States (unless the company’s economic fortunes and risks are primarily linked with U.S. markets)

•                  foreign governments and agencies or instrumentalities of foreign governments

•                  issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States

•                  Non-dollar securities:  Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Foreign investments may be affected by the following:

•                  changes in currency rates

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  decreased liquidity

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

10

•                  political or social instability or diplomatic developments in a foreign country

•                  differences in individual foreign economies

Emerging Markets

When compared to the securities markets of more developed countries, the securities markets of most Central and South American, African, Middle Eastern, certain Asian and Eastern European and other emerging countries are subject to the following risks:

•                  illiquidity

•                  increased price volatility

•                  smaller market capitalizations

•                  less government regulation

•                  less extensive and less frequent accounting, financial and other reporting requirements

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Small-capitalization Companies

Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to

•                  less certain growth prospects

•                  lower degree of liquidity in the markets for such stocks

•                  thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

•                  limited product lines, markets or financial resources

•                  dependence on a few key management personnel

•                  increased susceptibility to losses and bankruptcy

•                  increased transaction costs

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies, including exchange traded funds (ETFs), are subject to the following statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”):  Absent an available exemption, the Master Fund may not

•                  acquire more than 3% of the voting shares of any other investment company,

•                  invest more than 5% of the Master Fund’s total assets in securities of any one investment company, and

•                  invest more than 10% of its total assets in securities of all investment companies.

ETFs:  Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index.  Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations discussed above, subject to certain conditions.  The Master Fund may rely on these exemptive orders to invest in unaffiliated ETFs.  An investment in an ETF generally presents the following risks:

•                  the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies

•                  the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective

•                  price fluctuation, resulting in a loss to the Master Fund

•                  the risk that an ETF may trade at a discount to its NAV

•                  the risk that an active market for an ETF’s shares may not develop or be maintained

•                  the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees.  The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests.

Illiquid Securities

•                  In General. Securities purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

•                  Limitation on Illiquid Investments. If one or more instruments in the Master Fund’s portfolio become illiquid, the Master Fund may exceed its limit on illiquid instruments. In the event that this occurs, the Master Fund must take steps to bring the

11

aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force the Master Fund to liquidate any portfolio instrument where the Master Fund would suffer a loss on the sale of that instrument.

•                  Valuation of Illiquid Investments. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect the Master Fund’s NAV. For more information on fair valuation, please see ‘‘Determination of Net Asset Value’’

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds managed by the investment manager or a sub-adviser) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed without approval of the shareholders of the Fund.  The Fund may not be able to achieve its goal.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the fund’s Statement of Additional Information (“SAI”) which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address).  When you request a copy of the fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the fund’s policies and procedures regarding the release of portfolio holdings information is available in the fund’s SAI.  However, under the master-feeder structure, the fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

HL Investment Advisors, LLC (“HL Advisors”) is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, HL Advisors will provide those services for the fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of theMaster Fund; (ii) providing information to the Board of Directors to enable it to make all necessary decisions regarding whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund.  HL Advisors is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with $[     ] billion in assets under management as of December 31, 2009. HL Advisors had approximately $45.1 billion in assets under management as of December 31, 2009. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the “SEC”) that permits HL Advisors, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval.  Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HL Advisors, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

A discussion regarding the basis for the fund’s Board of Directors’ approval of the investment management agreements is available in the fund’s annual report to shareholders covering the period ending December 31, 2009.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.  As of December 31, 2009, CRMC managed more than $1 trillion in assets.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  CRMC and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give CRMC the authority to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders approved this arrangement a a meeting of shareholders on November 24, 2009.  There is no assurance that CRMC will incorporate its investment divisions or seek shareholder vote to exercise any authority, if granted, under an exemptive order.  In addition, shareholders approved a proposal to reorganize the series into a Delaware Statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee paid to CRMC for the year ended December 31, 2009, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.31%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2009.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors.  Counselors decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

The primary individual portfolio counselors for the Master Fund are:

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Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund

Alan N. Berro (Senior Vice President)	9 years	Senior Vice President - Capital World Investors. Investment professional for 23 years in total; 18 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Jeffrey T. Lager	2 years	Senior Vice President — Capital World Investors Investment professional for 14 years in total; 13 years with CRMC or and affiliate	Serves as an equity portfolio counselor

James R. Mulally	3 years	Senior Vice President - Fixed Income, CRMC. Investment professional for 33 years in total; 29 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

Eugene P. Stein	1 year	Senior Vice President — Capital World Investors Investment professional for 38 years in total; 37 years with CRMC or an affiliate	Serves as an equity portfolio counselor

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Hartford HLS Fund Shares

Hartford HLS Funds may offer their shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts. The Hartford HLS Funds may also offer their shares to certain qualified retirement plans (the “Plans”).

Each Hartford HLS Fund has authorized two classes of shares: Class IA shares and Class IB shares. For each Hartford HLS Fund, the two classes of shares represent an investment in the same Hartford HLS Fund but are subject to different expenses and have different prices and performance.

Many of the Accounts are registered with the SEC as investment companies. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Hartford HLS Funds are sold by Hartford Securities Distribution Company, Inc. (the “Distributor”) in a continuous offering to the Accounts and the Plans net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Hartford HLS Fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares and Class IB shares of the Hartford HLS Funds at net asset value without sales or redemption charges.

For each day on which a Hartford HLS Fund’s net asset value is calculated, the Accounts transmit to the Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the Hartford HLS Funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although they would not normally do so, the Hartford HLS Funds have the right to pay the redemption price of shares of the Hartford HLS Funds in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Hartford HLS Funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable Hartford HLS Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular Hartford HLS Fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a Hartford HLS Fund. To the extent that such classes of investors are invested in the same Hartford HLS Fund when a conflict of interest arises that might involve the Hartford HLS Fund, one or more of such classes of investors could be disadvantaged. The Hartford HLS Funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each Hartford HLS Fund’s Board of Directors will monitor each Hartford HLS Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the Hartford HLS Funds or substitute shares of another Hartford HLS Fund for the current Hartford HLS Fund. This, in turn, could cause a Hartford HLS Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons (“Servicing Intermediaries”) for Subaccounting, Administrative and/or Shareholder Processing Services

In addition to the Rule 12b-1 fees paid by the Hartford HLS Funds on Class IB shares, the transfer agent and its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the Hartford HLS Funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the Hartford HLS Funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the Hartford HLS Funds attributable to a particular Servicing Intermediary. For the year ended December 31, 2009, the transfer agent accrued approximately $[        ] in total Servicing Payments to Servicing Intermediaries and accruals of Servicing Payments did not exceed $[        ] for any Servicing Intermediary.

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As of January 1, 2010, the transfer agent has entered into arrangements to pay Servicing Compensation to: [ACS HR Solutions, LLC; ADP Broker-Dealer, Inc.; BenefitStreet, Inc.; Ascensus, Inc.; Charles Schwab & Co.; CitiStreet, LLC; Diversified Investment Advisors, Inc.; Edgewood Services, Inc. and Retirement Plan Services Company of America; Fidelity Brokerage Services LLC and National Financial Services LLC; Fidelity Investments Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Financial Advisers LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC and AMG Service Corp.; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mid Atlantic Capital Corp.; Nationwide Retirement Solutions, Inc.; Newport Retirement Services, Inc.; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Principal Life Insurance Company; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; Teachers Insurance and Annuity Association of America; The 401(k) Company, Inc. (purchased by Charles Schwab & Co.); Charles Schwab Trust Company; The Northern Trust Company; The Retirement Plan Company, LLC; The Vanguard Group, Inc.; US Bank; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company.] The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Class IB Shares Distribution Plan

Each Company, on behalf of its respective Hartford HLS Fund, has adopted a separate distribution plan (the “Distribution Plan”) for its Class IB shares pursuant to appropriate resolutions of each Company’s board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges. Pursuant to the Distribution Plan, each Hartford HLS Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Hartford HLS Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each Hartford HLS Fund may pay annually up to 0.25% of the average daily net assets of the Hartford HLS Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Hartford HLS Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Hartford HLS Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of a Hartford HLS Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (d) expenses relating to the development, preparation, printing, and mailing of Hartford HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of a Hartford HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of a Hartford HLS Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Hartford HLS Fund investment objectives and policies and other information about a Hartford HLS Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of a Hartford HLS Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of a Hartford HLS Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of a Hartford HLS Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the respective Hartford HLS Fund’s board of directors, including at least a majority of directors who are not interested persons of each Hartford HLS Fund as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of each Hartford HLS Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Hartford HLS Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the Hartford HLS Funds. Because the fees paid by the Hartford HLS Funds under the Distribution Plan are paid out of each Hartford HLS Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s or plan participant’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the fund invests.

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Determination of Net Asset Value

The net asset value (“NAV”) is determined for the fund as of the close of regular trading on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The NAV of the fund is determined by dividing the value of the fund’s net assets by the number of shares outstanding.  The NAV of the fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

Each fund’s Board of Directors has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  The current policy for each fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each fund reserves the right to change its dividend distribution policy at the discretion of its Board of Directors.

Frequent Purchases and Redemptions of Fund Shares

Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of a Hartford HLS Fund by a Hartford HLS Fund’s shareholder can disrupt the management of the Hartford HLS Fund, negatively affect the Hartford HLS Fund’s performance, and increase expenses for all Hartford HLS Fund shareholders. In particular, frequent trading (i) can force a Hartford HLS Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the Hartford HLS Fund, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Hartford HLS Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Hartford HLS Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies can dilute a Hartford HLS Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including through variable contracts issued by Hartford Life and IRS-qualified investment plans, such as employer-sponsored retirement plans. While some individual investors participate through Plans, the majority of investors invest through variable contract separate accounts maintained by Hartford Life which in turn invest in the Hartford HLS Funds. In most cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the Hartford HLS Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds challenge the Hartford HLS Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the Hartford HLS Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the Hartford HLS Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Hartford HLS Fund shares by Hartford HLS Fund shareholders. The Hartford HLS Funds’ policy is to discourage investors from trading in a Hartford HLS Fund’s shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of Hartford HLS Fund shares to the extent practicable. In addition, it is the Hartford HLS Funds’ policy to require the sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund and for Hartford Life to review and respond to such reports. The Hartford HLS Funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The Hartford HLS Funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason.  In making determinations concerning the revocation of exchange privileges, the Hartford HLS Funds may consider an investor’s trading history in any of the Hartford HLS Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other

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individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

In addition to the variable contracts described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts. The Boards of Directors of the Hartford HLS Funds has adopted policies and procedures relating to excessive trading in shares of the Hartford HLS Funds through qualified plan omnibus accounts directly in the Hartford HLS Funds (the “Policy”). With respect to investors who invest directly in the Hartford HLS Funds through qualified plans omnibus accounts, it is the Policy of the Hartford HLS Funds to permit only two “substantive round trips” by an investor within any single Hartford HLS Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into the same Hartford HLS Fund and a redemption of or an exchange out of the same Hartford HLS Fund in a dollar amount set by the Hartford HLS Funds’ sub-transfer agent, in the reasonable exercise of its discretion. When an additional transaction request for the Hartford HLS Fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such Hartford HLS Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. Any transaction not initiated by a shareholder or their registered representative, or that are part of a systematic program, will be exempted from the Policy. In addition, the Money Market HLS Fund is excluded from this policy.

In the case of actual or suspected excessive trading through qualified plan omnibus accounts maintained by financial intermediaries, the Hartford HLS Funds’ sub-transfer agent, Hartford Administrative Services Company (“HASCO”) shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the Hartford HLS Funds’ procedures with respect to omnibus accounts will be as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the Hartford HLS Funds) for limiting exchange activity in a manner that serves the purposes of the Policy as determined by the Frequent Trading Review Committee (comprised of the Hartford HLS Funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its policy in lieu of this Policy and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in Hartford HLS Fund shares resulting from the manner in which the NAV of the Hartford HLS Funds’ shares is determined each day. Frequent trading in Hartford HLS Fund shares can dilute the value of long-term shareholders’ interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Hartford HLS Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the Hartford HLS Funds’ defenses against harmful excessive trading in Hartford HLS Fund shares. For additional information concerning the Hartford HLS Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, each Hartford HLS Fund is treated as a separate taxpayer. Each Hartford HLS Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code, as amended. By so qualifying, a Hartford HLS Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each Hartford HLS Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a Hartford HLS Fund are not subject to federal income tax on Hartford HLS Fund earnings and distributions or on gains realized upon the sale or redemption of Hartford HLS Fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the Hartford HLS Funds, see “Taxes” in the SAI.

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Variable Contract Owner Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a Hartford HLS Fund that is an investment portfolio of Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of Hartford HLS Funds differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a Hartford HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the Hartford HLS Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Plan Participant Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote Hartford HLS Fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The Hartford HLS Funds may advertise performance related information. Performance information about a Hartford HLS Fund is based on the Hartford HLS Fund’s past performance only and is no indication of future performance.

Each Hartford HLS Fund may include its total return in advertisements or other sales material. When a Hartford HLS Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Hartford HLS Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Hartford HLS Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Hartford HLS Funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the Hartford HLS Funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the Hartford HLS Funds’ performance information and will reduce an investor’s return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the Hartford HLS Funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each Hartford HLS Fund’s assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the Hartford HLS Funds.

19

FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund’s financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table for the fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2008 through December 31, 2009 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the fund’s financial statements and financial highlights, is included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any were included, returns would be lower.

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FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS Funds:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT  06102-5085

By Phone:

1-800-862-6668

On The Internet:

www.hartfordinvestor.com

In Person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:

Hartford Series Fund, Inc. 811-08629

21

American Funds Blue Chip Income and Growth HLS Fund

Class IA Shares
Prospectus
May 1, 2010

Mutual Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

HARTFORD HLS FUNDS

c/o Individual Annuity Services

P.O. BOX 5085

HARTFORD, CT 06102-5085

[This Page Is Intentionally Left Blank]

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MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). The fund has the same investment objective and limitations as the Master Fund in which it invests.  The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund’s Board of Directors determines that it is in the best interests of the fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the fund (as opposed to a cash distribution from the Master Fund).  The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HL Investment Advisors, LLC (“HL Advisors”) manage the fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund’s assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

Capital Research and Management Company (“CRMC”) serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

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AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH HLS FUND

SUMMARY SECTION

INVESTMENT GOAL. The American Funds Blue Chip Income and Growth HLS Fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the S&P 500 Index) and to provide an opportunity for growth of principal consistent with sound common stock investing.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

CLASS IA (1)
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	[ ]%
Distribution and service (12b-1) fees	None
Other expenses	[ ]%
Total operating expenses	[ ]%
Less waiver/ reimbursement(2)	[ ]%
Total net expenses	[ ]%
Master Fund expenses	[ ]%
Total master and feeder expenses	[ ]%

(1)          Because the fund invests all of its assets in the Master Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund.  The amounts shown under “Master Fund expenses” reflect the operating expenses of the Master Fund, including the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the expenses of both the fund and the Master Fund.

(2)          HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.50%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company.  This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS IA
Year 1	$	[ ]
Year 3	$	[ ]
Year 5	$	[ ]
Year 10	$	[ ]

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was       % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Blue Chip Income and Growth Fund, a series of the American Funds (“Master Blue Chip Income and Growth Fund”). The Master Blue Chip Income and Growth Fund is designed for investors seeking both income and capital appreciation. The Master Blue Chip Income and Growth Fund will invest primarily in dividend-paying common stocks of larger more established companies based in the United States with market capitalizations of $4 billion and above. The Master Blue Chip Income and Growth Fund will invest under normal market conditions, at least 90% of its assets in equity securities. The Master Blue Chip Income and Growth Fund ordinarily invest at least 90% of its equity assets in the stock of companies in business for five or more years (including predecessor companies). In addition, the Master Blue Chip Income and Growth Fund ordinarily will invest at least 90% of equity assets in the stock of companies that pay regular

5

dividends. The Master Blue Chip Income and Growth Fund will ordinarily invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. Finally, the Master Blue Chip Income and Growth Fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Dividend Yielding Investment Risk — A focus on dividend yielding investments significantly influences performance. High dividend yielding investments as a group can fall out of favor with the market, causing the fund to underperform funds that do not focus on dividends. The fund’s focus on dividend yielding investments may cause the fund’s share price and total return to fluctuate more than the share price and total return of funds that do not focus on dividend yielding investments. The fund’s focus on dividend yielding investments may result in the underperformance of the fund relative to broad market indices.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.  The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  [Updated performance information is available at www.hartfordinvestor.com.]  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower for periods when fee waivers were in place

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan were included.

The bar chart:

6

Shows how the Fund’s total return has varied from year to yearClass IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was [     ]% ([     ] quarter, [     ]) and the lowest quarterly return was [     ]% ([     ] quarter, [     ]).

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based index.

Average annual total returns for periods ending December 31, 2009

	1 year		5 years		Life of Master Fund(1)
Class IA	[ ]	%	[ ]	%	[ ]	%
S&P 500 Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%
Lipper Growth & Income Funds Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%

(1) Inception date is July 5, 2001.

Indices:

The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

The Lipper Growth & Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

MANAGEMENT.  The Fund’s investment manager is HL Advisors.  The Master Fund’s investment manager is CRMC.

Portfolio Counselor for the Series/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund
James K. Dunton (Vice Chairman of the Board)	Senior Vice President — Capital Research Global Investors	8 years
C. Ross Sappenfield (Vice President)	Senior Vice President — Capital Research Global Investors	8 years
Christopher D. Buchbinder	Senior Vice President — Capital Research Global Investors	2 years
James B. Lovelace	Senior Vice President — Capital Research Global Investors	2 years

The funds’ SAI provides additional information about each portfolio counselor’s compensation, other accounts managed by each portfolio counselor and each portfolio counselor’s ownership of securities in the Master Funds.

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”) and certain qualified retirement plans.  You may invest indirectly in the fund through your purchase of a variable annuity or variable life insurance contract

7

issued by a separate account or directly through a qualified retirement plan.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account or retirement plan through which you invest.

TAX INFORMATION.  Under current law, qualified retirement plan participants and owners of variable annuity and variable life insurance contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the retirement plan or variable contract. For information concerning the federal tax consequences to the purchasers of a variable annuity or variable life insurance contract, see the prospectus or other disclosure document for such variable contract.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is not sold directly to the general public but instead is offered as an underlying investment option for certain variable annuity and variable life insurance contracts and qualified retirement plans.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contracts.  The prospectus or other disclosure document for your variable contract may contain additional information about these payments.

8

ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The American Funds Blue Chip Income and Growth HLS Fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the S&P 500 Index) and to provide an opportunity for growth of principal consistent with sound common stock investing.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Blue Chip Income and Growth Fund, a series of the American Funds (“Master Blue Chip Income and Growth Fund”). The Master Blue Chip Income and Growth Fund is designed for investors seeking both income and capital appreciation. The Master Blue Chip Income and Growth Fund will invest primarily in dividend-paying common stocks of larger more established companies based in the United States with market capitalizations of $4 billion and above. The Master Blue Chip Income and Growth Fund will invest under normal market conditions, at least 90% of its assets in equity securities. The Master Blue Chip Income and Growth Fund ordinarily invest at least 90% of its equity assets in the stock of companies in business for five or more years (including predecessor companies). In addition, the Master Blue Chip Income and Growth Fund ordinarily will invest at least 90% of equity assets in the stock of companies that pay regular dividends. The Master Blue Chip Income and Growth Fund will ordinarily invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. Finally, the Master Blue Chip Income and Growth Fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.

Dividend Yielding Investment Risk — A focus on dividend yielding investments significantly influences performance. High dividend yielding investments as a group can fall out of favor with the market, causing the fund to underperform funds that do not focus on dividends. The fund’s focus on dividend yielding investments may cause the fund’s share price and total return to fluctuate more than the share price and total return of funds that do not focus on dividend yielding investments. The fund’s focus on dividend yielding investments may result in the underperformance of the fund relative to broad market indices.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Additional Risks and Investment Information.

Many factors affect the Master Fund’s performance.  There is no assurance that the Master Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information contains more detailed information about the Master Fund’s investment policies and risks.

Equity Securities

Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. An investment in any equity security is subject to the following risks:

•                  Market Risk: The risk that the stock market as a whole may decline, thereby depressing the stock’s price.

•                  Financial Risk: The risk that the price of a particular issuer’s stock may decline due to its financial results.

Options, Futures, and Other Derivatives

The Master Fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit the Master Fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index,

9

and thereby have the potential for the Master Fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.  Derivatives are also used to seek to manage risk by hedging the Master Fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives include:

•                  If the issuer of the derivative instrument does not pay the amount due, the Master Fund could lose money.

•                  The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the Master Fund’s manager expected, which could result in losses to the Master Fund or increase volatility in the Master Fund’s performance.

•                  Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).

•                  Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

Foreign Investments

Foreign investments include investments in

•                  Securities of foreign issuers and loans of foreign borrowers, including

•                  companies organized outside the United States (unless the company’s economic fortunes and risks are primarily linked with U.S. markets)

•                  foreign governments and agencies or instrumentalities of foreign governments

•                  issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States

•                  Non-dollar securities:  Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Foreign investments may be affected by the following:

•                  changes in currency rates

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  decreased liquidity

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political or social instability or diplomatic developments in a foreign country

•                  differences in individual foreign economies

Emerging Markets

When compared to the securities markets of more developed countries, the securities markets of most Central and South American, African, Middle Eastern, certain Asian and Eastern European and other emerging countries are subject to the following risks:

•                  illiquidity

•                  increased price volatility

•                  smaller market capitalizations

•                  less government regulation

•                  less extensive and less frequent accounting, financial and other reporting requirements

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies, including exchange traded funds (ETFs), are subject to the following statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”):  Absent an available exemption, the Master Fund may not

•                  acquire more than 3% of the voting shares of any other investment company,

•                  invest more than 5% of the Master Fund’s total assets in securities of any one investment company, and

•                  invest more than 10% of its total assets in securities of all investment companies.

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ETFs:  Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index.  Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations discussed above, subject to certain conditions.  The Master Fund may rely on these exemptive orders to invest in unaffiliated ETFs.  An investment in an ETF generally presents the following risks:

•                  the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies

•                  the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective

•                  price fluctuation, resulting in a loss to the Master Fund

•                  the risk that an ETF may trade at a discount to its NAV

•                  the risk that an active market for an ETF’s shares may not develop or be maintained

•                  the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees.  The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests.

Illiquid Securities

•                  In General. Securities purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

•                  Limitation on Illiquid Investments. If one or more instruments in the Master Fund’s portfolio become illiquid, the Master Fund may exceed its limit on illiquid instruments. In the event that this occurs, the Master Fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force the Master Fund to liquidate any portfolio instrument where the Master Fund would suffer a loss on the sale of that instrument.

•                  Valuation of Illiquid Investments. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect the Master Fund’s NAV. For more information on fair valuation, please see ‘‘Determination of Net Asset Value’’

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds managed by the investment manager or a sub-adviser) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed without approval of the shareholders of the Fund.  The Fund may not be able to achieve its goal.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Investment Policies

The Fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in the Fund’s Principal Investment Strategy section. This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. The name of the Fund may be changed at any time by a vote of the Fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy covered by Rule 35d-1.

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Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the fund’s Statement of Additional Information (“SAI”) which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address).  When you request a copy of the fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the fund’s policies and procedures regarding the release of portfolio holdings information is available in the fund’s SAI.  However, under the master-feeder structure, the fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

HL Investment Advisors, LLC (“HL Advisors”) is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, HL Advisors will provide those services for the fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of theMaster Fund; (ii) providing information to the Board of Directors to enable it to make all necessary decisions regarding whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund.  HL Advisors is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with $[     ] billion in assets under management as of December 31, 2009. HL Advisors had approximately $45.1 billion in assets under management as of December 31, 2009. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the “SEC”) that permits HL Advisors, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval.  Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HL Advisors, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

A discussion regarding the basis for the fund’s Board of Directors’ approval of the investment management agreements is available in the fund’s annual report to shareholders covering the period ending December 31, 2009.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.  As of December 31, 2009, CRMC managed more than $1 trillion in assets.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  CRMC and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give CRMC the authority to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders approved this arrangement a a meeting of shareholders on November 24, 2009.  There is no assurance that CRMC will incorporate its investment divisions or seek shareholder vote to exercise any authority, if granted, under an exemptive order.  In addition, shareholders approved a proposal to reorganize the series into a Delaware Statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee paid to CRMC for the year ended December 31, 2009, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.42%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2009.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors.  Counselors decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

The primary individual portfolio counselors for the Master Fund are:

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Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund

James K. Dunton (Vice Chairman of the Board)	8 years (since the Master Fund’s inception)	Senior Vice President — Capital Research Global Investors. Investment professional for 47 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

C. Ross Sappenfield (Vice President)	8 years (since the Master Fund’s inception)	Senior Vice President — Capital Research Global Investors. Investment professional for 17 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Christopher D. Buchbinder	2 years	Senior Vice President — Capital Research Global Investors. Investment professional for 14 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

James B. Lovelace	2 years	Senior Vice President — Capital Research Global Investors. Investment professional for 27 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Hartford HLS Fund Shares

Hartford HLS Funds may offer their shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts. The Hartford HLS Funds may also offer their shares to certain qualified retirement plans (the “Plans”).

Each Hartford HLS Fund has authorized two classes of shares: Class IA shares and Class IB shares. For each Hartford HLS Fund, the two classes of shares represent an investment in the same Hartford HLS Fund but are subject to different expenses and have different prices and performance.

Many of the Accounts are registered with the SEC as investment companies. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Hartford HLS Funds are sold by Hartford Securities Distribution Company, Inc. (the “Distributor”) in a continuous offering to the Accounts and the Plans net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Hartford HLS Fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares and Class IB shares of the Hartford HLS Funds at net asset value without sales or redemption charges.

For each day on which a Hartford HLS Fund’s net asset value is calculated, the Accounts transmit to the Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the Hartford HLS Funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although they would not normally do so, the Hartford HLS Funds have the right to pay the redemption price of shares of the Hartford HLS Funds in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Hartford HLS Funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable Hartford HLS Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular Hartford HLS Fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a Hartford HLS Fund. To the extent that such classes of investors are invested in the same Hartford HLS Fund when a conflict of interest arises that might involve the Hartford HLS Fund, one or more of such classes of investors could be disadvantaged. The Hartford HLS Funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each Hartford HLS Fund’s Board of Directors will monitor each Hartford HLS Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the Hartford HLS Funds or substitute shares of another Hartford HLS Fund for the current Hartford HLS Fund. This, in turn, could cause a Hartford HLS Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons (“Servicing Intermediaries”) for Subaccounting, Administrative and/or Shareholder Processing Services

In addition to the Rule 12b-1 fees paid by the Hartford HLS Funds on Class IB shares, the transfer agent and its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the Hartford HLS Funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the Hartford HLS Funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the Hartford HLS Funds attributable to a particular Servicing Intermediary. For the year ended December 31, 2009, the transfer agent accrued approximately $[        ] in total Servicing Payments to Servicing Intermediaries and accruals of Servicing Payments did not exceed $[        ] for any Servicing Intermediary.

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As of January 1, 2010, the transfer agent has entered into arrangements to pay Servicing Compensation to: [ACS HR Solutions, LLC; ADP Broker-Dealer, Inc.; BenefitStreet, Inc.; Ascensus, Inc.; Charles Schwab & Co.; CitiStreet, LLC; Diversified Investment Advisors, Inc.; Edgewood Services, Inc. and Retirement Plan Services Company of America; Fidelity Brokerage Services LLC and National Financial Services LLC; Fidelity Investments Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Financial Advisers LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC and AMG Service Corp.; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mid Atlantic Capital Corp.; Nationwide Retirement Solutions, Inc.; Newport Retirement Services, Inc.; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Principal Life Insurance Company; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; Teachers Insurance and Annuity Association of America; The 401(k) Company, Inc. (purchased by Charles Schwab & Co.); Charles Schwab Trust Company; The Northern Trust Company; The Retirement Plan Company, LLC; The Vanguard Group, Inc.; US Bank; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company.] The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Class IB Shares Distribution Plan

Each Company, on behalf of its respective Hartford HLS Fund, has adopted a separate distribution plan (the “Distribution Plan”) for its Class IB shares pursuant to appropriate resolutions of each Company’s board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges. Pursuant to the Distribution Plan, each Hartford HLS Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Hartford HLS Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each Hartford HLS Fund may pay annually up to 0.25% of the average daily net assets of the Hartford HLS Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Hartford HLS Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Hartford HLS Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of a Hartford HLS Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (d) expenses relating to the development, preparation, printing, and mailing of Hartford HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of a Hartford HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of a Hartford HLS Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Hartford HLS Fund investment objectives and policies and other information about a Hartford HLS Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of a Hartford HLS Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of a Hartford HLS Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of a Hartford HLS Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the respective Hartford HLS Fund’s board of directors, including at least a majority of directors who are not interested persons of each Hartford HLS Fund as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of each Hartford HLS Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Hartford HLS Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the Hartford HLS Funds. Because the fees paid by the Hartford HLS Funds under the Distribution Plan are paid out of each Hartford HLS Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s or plan participant’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the fund invests.

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Determination of Net Asset Value

The net asset value (“NAV”) is determined for the fund as of the close of regular trading on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The NAV of the fund is determined by dividing the value of the fund’s net assets by the number of shares outstanding.  The NAV of the fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

Each fund’s Board of Directors has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  The current policy for each fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each fund reserves the right to change its dividend distribution policy at the discretion of its Board of Directors.

Frequent Purchases and Redemptions of Fund Shares

Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of a Hartford HLS Fund by a Hartford HLS Fund’s shareholder can disrupt the management of the Hartford HLS Fund, negatively affect the Hartford HLS Fund’s performance, and increase expenses for all Hartford HLS Fund shareholders. In particular, frequent trading (i) can force a Hartford HLS Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the Hartford HLS Fund, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Hartford HLS Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Hartford HLS Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies can dilute a Hartford HLS Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including through variable contracts issued by Hartford Life and IRS-qualified investment plans, such as employer-sponsored retirement plans. While some individual investors participate through Plans, the majority of investors invest through variable contract separate accounts maintained by Hartford Life which in turn invest in the Hartford HLS Funds. In most cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the Hartford HLS Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds challenge the Hartford HLS Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the Hartford HLS Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the Hartford HLS Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Hartford HLS Fund shares by Hartford HLS Fund shareholders. The Hartford HLS Funds’ policy is to discourage investors from trading in a Hartford HLS Fund’s shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of Hartford HLS Fund shares to the extent practicable. In addition, it is the Hartford HLS Funds’ policy to require the sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund and for Hartford Life to review and respond to such reports. The Hartford HLS Funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The Hartford HLS Funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason.  In making determinations concerning the revocation of exchange privileges, the Hartford HLS Funds may consider an investor’s trading history in any of the Hartford HLS Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other

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individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

In addition to the variable contracts described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts. The Boards of Directors of the Hartford HLS Funds has adopted policies and procedures relating to excessive trading in shares of the Hartford HLS Funds through qualified plan omnibus accounts directly in the Hartford HLS Funds (the “Policy”). With respect to investors who invest directly in the Hartford HLS Funds through qualified plans omnibus accounts, it is the Policy of the Hartford HLS Funds to permit only two “substantive round trips” by an investor within any single Hartford HLS Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into the same Hartford HLS Fund and a redemption of or an exchange out of the same Hartford HLS Fund in a dollar amount set by the Hartford HLS Funds’ sub-transfer agent, in the reasonable exercise of its discretion. When an additional transaction request for the Hartford HLS Fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such Hartford HLS Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. Any transaction not initiated by a shareholder or their registered representative, or that are part of a systematic program, will be exempted from the Policy. In addition, the Money Market HLS Fund is excluded from this policy.

In the case of actual or suspected excessive trading through qualified plan omnibus accounts maintained by financial intermediaries, the Hartford HLS Funds’ sub-transfer agent, Hartford Administrative Services Company (“HASCO”) shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the Hartford HLS Funds’ procedures with respect to omnibus accounts will be as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the Hartford HLS Funds) for limiting exchange activity in a manner that serves the purposes of the Policy as determined by the Frequent Trading Review Committee (comprised of the Hartford HLS Funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its policy in lieu of this Policy and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in Hartford HLS Fund shares resulting from the manner in which the NAV of the Hartford HLS Funds’ shares is determined each day. Frequent trading in Hartford HLS Fund shares can dilute the value of long-term shareholders’ interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Hartford HLS Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the Hartford HLS Funds’ defenses against harmful excessive trading in Hartford HLS Fund shares. For additional information concerning the Hartford HLS Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, each Hartford HLS Fund is treated as a separate taxpayer. Each Hartford HLS Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code, as amended. By so qualifying, a Hartford HLS Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each Hartford HLS Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a Hartford HLS Fund are not subject to federal income tax on Hartford HLS Fund earnings and distributions or on gains realized upon the sale or redemption of Hartford HLS Fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the Hartford HLS Funds, see “Taxes” in the SAI.

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Variable Contract Owner Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a Hartford HLS Fund that is an investment portfolio of Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of Hartford HLS Funds differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a Hartford HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the Hartford HLS Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Plan Participant Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote Hartford HLS Fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The Hartford HLS Funds may advertise performance related information. Performance information about a Hartford HLS Fund is based on the Hartford HLS Fund’s past performance only and is no indication of future performance.

Each Hartford HLS Fund may include its total return in advertisements or other sales material. When a Hartford HLS Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Hartford HLS Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Hartford HLS Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Hartford HLS Funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the Hartford HLS Funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the Hartford HLS Funds’ performance information and will reduce an investor’s return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the Hartford HLS Funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each Hartford HLS Fund’s assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the Hartford HLS Funds.

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FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund’s financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table for the fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2008 through December 31, 2009 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the fund’s financial statements and financial highlights, is included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any were included, returns would be lower.

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FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS Funds:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT  06102-5085

By Phone:

1-800-862-6668

On The Internet:

www.hartfordinvestor.com

In Person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:

Hartford Series Fund, Inc. 811-08629

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American Funds Blue Chip Income and Growth HLS Fund

Class IB:         HVCBX

Class IB Shares

Prospectus

May 1, 2010

Mutual Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed  upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

HARTFORD HLS FUNDS

c/o Individual Annuity Services

P.O. BOX 5085

HARTFORD, CT  06102-5085

[This Page Is Intentionally Left Blank]

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MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). The fund has the same investment objective and limitations as the Master Fund in which it invests.  The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund’s Board of Directors determines that it is in the best interests of the fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the fund (as opposed to a cash distribution from the Master Fund).  The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HL Investment Advisors, LLC (“HL Advisors”) manage the fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund’s assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

Capital Research and Management Company (“CRMC”) serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

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AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH HLS FUND

SUMMARY SECTION

INVESTMENT GOAL. The American Funds Blue Chip Income and Growth HLS Fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the S&P 500 Index) and to provide an opportunity for growth of principal consistent with sound common stock investing.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

CLASS IB (1)
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	[ ]%
Distribution and service (12b-1) fees	0.25%
Other expenses	[ ]%
Total operating expenses	[ ]%
Less waiver/ reimbursement(2)	[ ]%
Total net expenses	[ ]%
Master Fund expenses	[ ]%
Total master and feeder expenses	[ ]%

(1)   Because the fund invests all of its assets in the Master Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund.  The amounts shown under “Master Fund expenses” reflect the operating expenses of the Master Fund, including the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the expenses of both the fund and the Master Fund.

(2)   HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.50%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company.  This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS IB
Year 1	$	[ ]
Year 3	$	[ ]
Year 5	$	[ ]
Year 10	$	[ ]

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was       % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Blue Chip Income and Growth Fund, a series of the American Funds (“Master Blue Chip Income and Growth Fund”). The Master Blue Chip Income and Growth Fund is designed for investors seeking both income and capital appreciation. The Master Blue Chip Income and Growth Fund will invest primarily in dividend-paying common stocks of larger more established companies based in the United States with market capitalizations of $4 billion and above. The Master Blue Chip Income and Growth Fund will invest under normal market conditions, at least 90% of its assets in equity securities. The Master Blue Chip Income and Growth Fund ordinarily invest at least 90% of its equity assets in the stock of companies in business for five or more years (including predecessor companies). In addition, the Master Blue Chip Income and Growth Fund ordinarily will invest at least 90% of equity assets in the stock of companies that pay regular

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dividends. The Master Blue Chip Income and Growth Fund will ordinarily invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. Finally, the Master Blue Chip Income and Growth Fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Dividend Yielding Investment Risk — A focus on dividend yielding investments significantly influences performance. High dividend yielding investments as a group can fall out of favor with the market, causing the fund to underperform funds that do not focus on dividends. The fund’s focus on dividend yielding investments may cause the fund’s share price and total return to fluctuate more than the share price and total return of funds that do not focus on dividend yielding investments. The fund’s focus on dividend yielding investments may result in the underperformance of the fund relative to broad market indices.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.  The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  [Updated performance information is available at www.hartfordinvestor.com.]  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower for periods when fee waivers were in place

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

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Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was [     ]% ([     ] quarter, [     ]) and the lowest quarterly return was [     ]% ([     ] quarter, [     ]).

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based index.

Average annual total returns for periods ending December 31, 2009

	1 year		5 years		Life of Master Fund(1)
Class IB	[ ]	%	[ ]	%	[ ]	%
S&P 500 Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%
Lipper Growth & Income Funds Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%

(1) Inception date is July 5, 2001.

Indices:

The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

The Lipper Growth & Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

MANAGEMENT.  The Fund’s investment manager is HL Advisors.  The Master Fund’s investment manager is CRMC.

Portfolio Counselor for the Series/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund

James K. Dunton (Vice Chairman of the Board)	Senior Vice President — Capital Research Global Investors	8 years

C. Ross Sappenfield (Vice President)	Senior Vice President — Capital Research Global Investors	8 years

Christopher D. Buchbinder	Senior Vice President — Capital Research Global Investors	2 years

James B. Lovelace	Senior Vice President — Capital Research Global Investors	2 years

The funds’ SAI provides additional information about each portfolio counselor’s compensation, other accounts managed by each portfolio counselor and each portfolio counselor’s ownership of securities in the Master Funds.

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”) and certain qualified retirement plans.  You may invest indirectly in the fund through your purchase of a variable annuity or variable life insurance contract

7

issued by a separate account or directly through a qualified retirement plan.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account or retirement plan through which you invest.

TAX INFORMATION.  Under current law, qualified retirement plan participants and owners of variable annuity and variable life insurance contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the retirement plan or variable contract. For information concerning the federal tax consequences to the purchasers of a variable annuity or variable life insurance contract, see the prospectus or other disclosure document for such variable contract.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is not sold directly to the general public but instead is offered as an underlying investment option for certain variable annuity and variable life insurance contracts and qualified retirement plans.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contracts.  The prospectus or other disclosure document for your variable contract may contain additional information about these payments.

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ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The American Funds Blue Chip Income and Growth HLS Fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the S&P 500 Index) and to provide an opportunity for growth of principal consistent with sound common stock investing.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Blue Chip Income and Growth Fund, a series of the American Funds (“Master Blue Chip Income and Growth Fund”). The Master Blue Chip Income and Growth Fund is designed for investors seeking both income and capital appreciation. The Master Blue Chip Income and Growth Fund will invest primarily in dividend-paying common stocks of larger more established companies based in the United States with market capitalizations of $4 billion and above. The Master Blue Chip Income and Growth Fund will invest under normal market conditions, at least 90% of its assets in equity securities. The Master Blue Chip Income and Growth Fund ordinarily invest at least 90% of its equity assets in the stock of companies in business for five or more years (including predecessor companies). In addition, the Master Blue Chip Income and Growth Fund ordinarily will invest at least 90% of equity assets in the stock of companies that pay regular dividends. The Master Blue Chip Income and Growth Fund will ordinarily invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. Finally, the Master Blue Chip Income and Growth Fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.

Dividend Yielding Investment Risk — A focus on dividend yielding investments significantly influences performance. High dividend yielding investments as a group can fall out of favor with the market, causing the fund to underperform funds that do not focus on dividends. The fund’s focus on dividend yielding investments may cause the fund’s share price and total return to fluctuate more than the share price and total return of funds that do not focus on dividend yielding investments. The fund’s focus on dividend yielding investments may result in the underperformance of the fund relative to broad market indices.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Large-Cap Stock Risk - Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Additional Risks and Investment Information.

Many factors affect the Master Fund’s performance.  There is no assurance that the Master Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information contains more detailed information about the Master Fund’s investment policies and risks.

Equity Securities

Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. An investment in any equity security is subject to the following risks:

•                  Market Risk: The risk that the stock market as a whole may decline, thereby depressing the stock’s price.

•                  Financial Risk: The risk that the price of a particular issuer’s stock may decline due to its financial results.

Options, Futures, and Other Derivatives

The Master Fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit the Master Fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index,

9

and thereby have the potential for the Master Fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.  Derivatives are also used to seek to manage risk by hedging the Master Fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives include:

•                  If the issuer of the derivative instrument does not pay the amount due, the Master Fund could lose money.

•                  The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the Master Fund’s manager expected, which could result in losses to the Master Fund or increase volatility in the Master Fund’s performance.

•                  Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).

•                  Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

Foreign Investments

Foreign investments include investments in

•                  Securities of foreign issuers and loans of foreign borrowers, including

•                  companies organized outside the United States (unless the company’s economic fortunes and risks are primarily linked with U.S. markets)

•                  foreign governments and agencies or instrumentalities of foreign governments

•                  issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States

•                  Non-dollar securities:  Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Foreign investments may be affected by the following:

•                  changes in currency rates

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  decreased liquidity

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political or social instability or diplomatic developments in a foreign country

•                  differences in individual foreign economies

Emerging Markets

When compared to the securities markets of more developed countries, the securities markets of most Central and South American, African, Middle Eastern, certain Asian and Eastern European and other emerging countries are subject to the following risks:

•                  illiquidity

•                  increased price volatility

•                  smaller market capitalizations

•                  less government regulation

•                  less extensive and less frequent accounting, financial and other reporting requirements

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies, including exchange traded funds (ETFs), are subject to the following statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”):  Absent an available exemption, the Master Fund may not

•                  acquire more than 3% of the voting shares of any other investment company,

•                  invest more than 5% of the Master Fund’s total assets in securities of any one investment company, and

•                  invest more than 10% of its total assets in securities of all investment companies.

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ETFs:  Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index.  Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations discussed above, subject to certain conditions.  The Master Fund may rely on these exemptive orders to invest in unaffiliated ETFs.  An investment in an ETF generally presents the following risks:

•                  the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies

•                  the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective

•                  price fluctuation, resulting in a loss to the Master Fund

•                  the risk that an ETF may trade at a discount to its NAV

•                  the risk that an active market for an ETF’s shares may not develop or be maintained

•                  the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees.  The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests.

Illiquid Securities

•                  In General. Securities purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

•                  Limitation on Illiquid Investments. If one or more instruments in the Master Fund’s portfolio become illiquid, the Master Fund may exceed its limit on illiquid instruments. In the event that this occurs, the Master Fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force the Master Fund to liquidate any portfolio instrument where the Master Fund would suffer a loss on the sale of that instrument.

•                  Valuation of Illiquid Investments. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect the Master Fund’s NAV. For more information on fair valuation, please see ‘‘Determination of Net Asset Value”

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds managed by the investment manager or a sub-adviser) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed without approval of the shareholders of the Fund.  The Fund may not be able to achieve its goal.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Investment Policies

The Fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in the Fund’s Principal Investment Strategy section. This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. The name of the Fund may be changed at any time by a vote of the Fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy covered by Rule 35d-1.

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Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the fund’s Statement of Additional Information (“SAI”) which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address).  When you request a copy of the fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the fund’s policies and procedures regarding the release of portfolio holdings information is available in the fund’s SAI.  However, under the master-feeder structure, the fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

HL Investment Advisors, LLC (“HL Advisors”) is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, HL Advisors will provide those services for the fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of theMaster Fund; (ii) providing information to the Board of Directors to enable it to make all necessary decisions regarding whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund.  HL Advisors is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with $[     ] billion in assets under management as of December 31, 2009. HL Advisors had approximately $45.1 billion in assets under management as of December 31, 2009. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the “SEC”) that permits HL Advisors, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval.  Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HL Advisors, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

A discussion regarding the basis for the fund’s Board of Directors’ approval of the investment management agreements is available in the fund’s annual report to shareholders covering the period ending December 31, 2009.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.  As of December 31, 2009, CRMC managed more than $1 trillion in assets.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  CRMC and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give CRMC the authority to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders approved this arrangement a a meeting of shareholders on November 24, 2009.  There is no assurance that CRMC will incorporate its investment divisions or seek shareholder vote to exercise any authority, if granted, under an exemptive order.  In addition, shareholders approved a proposal to reorganize the series into a Delaware Statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee paid to CRMC for the year ended December 31, 2009, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.42%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2009.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors.  Counselors decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

The primary individual portfolio counselors for the Master Fund are:

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Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund

James K. Dunton (Vice Chairman of the Board)	8 years (since the Master Fund’s inception)	Senior Vice President — Capital Research Global Investors. Investment professional for 47 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

C. Ross Sappenfield (Vice President)	8 years (since the Master Fund’s inception)	Senior Vice President — Capital Research Global Investors. Investment professional for 17 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Christopher D. Buchbinder	2 years	Senior Vice President — Capital Research Global Investors. Investment professional for 14 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

James B. Lovelace	2 years	Senior Vice President — Capital Research Global Investors. Investment professional for 27 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Hartford HLS Fund Shares

Hartford HLS Funds may offer their shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts. The Hartford HLS Funds may also offer their shares to certain qualified retirement plans (the “Plans”).

Each Hartford HLS Fund has authorized two classes of shares: Class IA shares and Class IB shares. For each Hartford HLS Fund, the two classes of shares represent an investment in the same Hartford HLS Fund but are subject to different expenses and have different prices and performance.

Many of the Accounts are registered with the SEC as investment companies. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Hartford HLS Funds are sold by Hartford Securities Distribution Company, Inc. (the “Distributor”) in a continuous offering to the Accounts and the Plans net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Hartford HLS Fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares and Class IB shares of the Hartford HLS Funds at net asset value without sales or redemption charges.

For each day on which a Hartford HLS Fund’s net asset value is calculated, the Accounts transmit to the Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the Hartford HLS Funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although they would not normally do so, the Hartford HLS Funds have the right to pay the redemption price of shares of the Hartford HLS Funds in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Hartford HLS Funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable Hartford HLS Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular Hartford HLS Fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a Hartford HLS Fund. To the extent that such classes of investors are invested in the same Hartford HLS Fund when a conflict of interest arises that might involve the Hartford HLS Fund, one or more of such classes of investors could be disadvantaged. The Hartford HLS Funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each Hartford HLS Fund’s Board of Directors will monitor each Hartford HLS Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the Hartford HLS Funds or substitute shares of another Hartford HLS Fund for the current Hartford HLS Fund. This, in turn, could cause a Hartford HLS Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons (“Servicing Intermediaries”) for Subaccounting, Administrative and/or Shareholder Processing Services

In addition to the Rule 12b-1 fees paid by the Hartford HLS Funds on Class IB shares, the transfer agent and its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the Hartford HLS Funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the Hartford HLS Funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the Hartford HLS Funds attributable to a particular Servicing Intermediary. For the year ended December 31, 2009, the transfer agent accrued approximately $[        ] in total Servicing Payments to Servicing Intermediaries and accruals of Servicing Payments did not exceed $[        ] for any Servicing Intermediary.

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As of January 1, 2010, the transfer agent has entered into arrangements to pay Servicing Compensation to: [ACS HR Solutions, LLC; ADP Broker-Dealer, Inc.; BenefitStreet, Inc.; Ascensus, Inc.; Charles Schwab & Co.; CitiStreet, LLC; Diversified Investment Advisors, Inc.; Edgewood Services, Inc. and Retirement Plan Services Company of America; Fidelity Brokerage Services LLC and National Financial Services LLC; Fidelity Investments Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Financial Advisers LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC and AMG Service Corp.; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mid Atlantic Capital Corp.; Nationwide Retirement Solutions, Inc.; Newport Retirement Services, Inc.; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Principal Life Insurance Company; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; Teachers Insurance and Annuity Association of America; The 401(k) Company, Inc. (purchased by Charles Schwab & Co.); Charles Schwab Trust Company; The Northern Trust Company; The Retirement Plan Company, LLC; The Vanguard Group, Inc.; US Bank; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company.] The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Class IB Shares Distribution Plan

Each Company, on behalf of its respective Hartford HLS Fund, has adopted a separate distribution plan (the “Distribution Plan”) for its Class IB shares pursuant to appropriate resolutions of each Company’s board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges. Pursuant to the Distribution Plan, each Hartford HLS Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Hartford HLS Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each Hartford HLS Fund may pay annually up to 0.25% of the average daily net assets of the Hartford HLS Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Hartford HLS Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Hartford HLS Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of a Hartford HLS Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (d) expenses relating to the development, preparation, printing, and mailing of Hartford HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of a Hartford HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of a Hartford HLS Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Hartford HLS Fund investment objectives and policies and other information about a Hartford HLS Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of a Hartford HLS Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of a Hartford HLS Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of a Hartford HLS Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the respective Hartford HLS Fund’s board of directors, including at least a majority of directors who are not interested persons of each Hartford HLS Fund as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of each Hartford HLS Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Hartford HLS Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the Hartford HLS Funds. Because the fees paid by the Hartford HLS Funds under the Distribution Plan are paid out of each Hartford HLS Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s or plan participant’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the fund invests.

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Determination of Net Asset Value

The net asset value (“NAV”) is determined for the fund as of the close of regular trading on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The NAV of the fund is determined by dividing the value of the fund’s net assets by the number of shares outstanding.  The NAV of the fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

Each fund’s Board of Directors has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  The current policy for each fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each fund reserves the right to change its dividend distribution policy at the discretion of its Board of Directors.

Frequent Purchases and Redemptions of Fund Shares

Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of a Hartford HLS Fund by a Hartford HLS Fund’s shareholder can disrupt the management of the Hartford HLS Fund, negatively affect the Hartford HLS Fund’s performance, and increase expenses for all Hartford HLS Fund shareholders. In particular, frequent trading (i) can force a Hartford HLS Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the Hartford HLS Fund, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Hartford HLS Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Hartford HLS Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies can dilute a Hartford HLS Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including through variable contracts issued by Hartford Life and IRS-qualified investment plans, such as employer-sponsored retirement plans. While some individual investors participate through Plans, the majority of investors invest through variable contract separate accounts maintained by Hartford Life which in turn invest in the Hartford HLS Funds. In most cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the Hartford HLS Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds challenge the Hartford HLS Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the Hartford HLS Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the Hartford HLS Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Hartford HLS Fund shares by Hartford HLS Fund shareholders. The Hartford HLS Funds’ policy is to discourage investors from trading in a Hartford HLS Fund’s shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of Hartford HLS Fund shares to the extent practicable. In addition, it is the Hartford HLS Funds’ policy to require the sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund and for Hartford Life to review and respond to such reports. The Hartford HLS Funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The Hartford HLS Funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason.  In making determinations concerning the revocation of exchange privileges, the Hartford HLS Funds may consider an investor’s trading history in any of the Hartford HLS Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other

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individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

In addition to the variable contracts described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts. The Boards of Directors of the Hartford HLS Funds has adopted policies and procedures relating to excessive trading in shares of the Hartford HLS Funds through qualified plan omnibus accounts directly in the Hartford HLS Funds (the “Policy”). With respect to investors who invest directly in the Hartford HLS Funds through qualified plans omnibus accounts, it is the Policy of the Hartford HLS Funds to permit only two “substantive round trips” by an investor within any single Hartford HLS Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into the same Hartford HLS Fund and a redemption of or an exchange out of the same Hartford HLS Fund in a dollar amount set by the Hartford HLS Funds’ sub-transfer agent, in the reasonable exercise of its discretion. When an additional transaction request for the Hartford HLS Fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such Hartford HLS Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. Any transaction not initiated by a shareholder or their registered representative, or that are part of a systematic program, will be exempted from the Policy. In addition, the Money Market HLS Fund is excluded from this policy.

In the case of actual or suspected excessive trading through qualified plan omnibus accounts maintained by financial intermediaries, the Hartford HLS Funds’ sub-transfer agent, Hartford Administrative Services Company (“HASCO”) shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the Hartford HLS Funds’ procedures with respect to omnibus accounts will be as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the Hartford HLS Funds) for limiting exchange activity in a manner that serves the purposes of the Policy as determined by the Frequent Trading Review Committee (comprised of the Hartford HLS Funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its policy in lieu of this Policy and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in Hartford HLS Fund shares resulting from the manner in which the NAV of the Hartford HLS Funds’ shares is determined each day. Frequent trading in Hartford HLS Fund shares can dilute the value of long-term shareholders’ interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Hartford HLS Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the Hartford HLS Funds’ defenses against harmful excessive trading in Hartford HLS Fund shares. For additional information concerning the Hartford HLS Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, each Hartford HLS Fund is treated as a separate taxpayer. Each Hartford HLS Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code, as amended. By so qualifying, a Hartford HLS Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each Hartford HLS Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a Hartford HLS Fund are not subject to federal income tax on Hartford HLS Fund earnings and distributions or on gains realized upon the sale or redemption of Hartford HLS Fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the Hartford HLS Funds, see “Taxes” in the SAI.

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Variable Contract Owner Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a Hartford HLS Fund that is an investment portfolio of Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of Hartford HLS Funds differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a Hartford HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the Hartford HLS Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Plan Participant Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote Hartford HLS Fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The Hartford HLS Funds may advertise performance related information. Performance information about a Hartford HLS Fund is based on the Hartford HLS Fund’s past performance only and is no indication of future performance.

Each Hartford HLS Fund may include its total return in advertisements or other sales material. When a Hartford HLS Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Hartford HLS Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Hartford HLS Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Hartford HLS Funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the Hartford HLS Funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the Hartford HLS Funds’ performance information and will reduce an investor’s return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the Hartford HLS Funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each Hartford HLS Fund’s assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the Hartford HLS Funds.

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FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund’s financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table for the fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2008 through December 31, 2009 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the fund’s financial statements and financial highlights, is included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any were included, returns would be lower.

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FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS Funds:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT  06102-5085

By Phone:

1-800-862-6668

On The Internet:

www.hartfordinvestor.com

In Person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:

Hartford Series Fund, Inc. 811-08629

21

American Funds Bond HLS Fund

Class IA Shares
Prospectus
May 1, 2010

Mutual Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed  upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

HARTFORD HLS FUNDS

c/o Individual Annuity Services

P.O. BOX 5085

HARTFORD, CT  06102-5085

[This Page Is Intentionally Left Blank]

3

MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). The fund has the same investment objective and limitations as the Master Fund in which it invests.  The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund’s Board of Directors determines that it is in the best interests of the fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the fund (as opposed to a cash distribution from the Master Fund).  The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HL Investment Advisors, LLC (“HL Advisors”) manage the fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund’s assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

Capital Research and Management Company (“CRMC”) serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

4

AMERICAN FUNDS BOND HLS FUND

SUMMARY SECTION

INVESTMENT GOAL. The American Funds Bond HLS Fund seeks to maximize current income and preservation of capital.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

CLASS IA (1)
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	[ ]%
Distribution and service (12b-1) fees	None
Other expenses	[ ]%
Total operating expenses	[ ]%
Less waiver/ reimbursement(2)	[ ]%
Total net expenses	[ ]%
Master Fund expenses	[ ]%
Total master and feeder expenses	[ ]%

(1)  Because the fund invests all of its assets in the Master Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund.  The amounts shown under “Master Fund expenses” reflect the operating expenses of the Master Fund, including the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the expenses of both the fund and the Master Fund.

(2)  HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.25%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company.  This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS IA
Year 1	$	[ ]
Year 3	$	[ ]
Year 5	$	[ ]
Year 10	$	[ ]

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was       % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Bond Fund, a series of the American Funds (“Master Bond Fund”). The Master Bond Fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term. The Master Bond Fund normally invests at least 80% of its assets in bonds and other debt securities. The Master Bond Fund will invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents). The Master Bond Fund may invest up to 35% of its assets in debt securities (rated Ba1 or below by Moody’s and BB+ or below by S&P or unrated but determined by CRMC to be equivalent quality). Such securities are sometimes referred to as “junk bonds” or “high yield bonds.” The Master Bond Fund may invest in debt securities of issuers domiciled outside the United States. The Master Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

5

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Credit Risk - The issuing company may not be able to pay interest and principal when due.  Credit risk depends largely on the perceived health of loan and bond issuers.  In general, lower-rated loans and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default.  Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.  Funds that invest mainly in Investments Rated Below-Investment-Grade (also referred to as “junk bonds”) are subject to heightened credit risk, which may make the fund more sensitive to adverse issuer, political, regulatory, market or economic shifts in the U.S. and abroad.  The default rate for below-investment-grade securities is likely to be higher during economic recessions or periods of high interest rates.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will “call” - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund’s mortgage- and asset-backed securities.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.

Income Risk — Falling interest rates create the potential for a decline in the fund’s income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Liquidity Risk — Securities purchased by the fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  The value of illiquid securities may reflect a discount from the market price of comparable securities for which a liquid market exists, and thus negatively affect the fund’s net asset value.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless.  The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Preferred Stock Risk — The prices and yields of nonconvertible preferred stocks generally move with the changes in interest rates and the issuer’s credit quality, similar to debt securities.  The value of convertible preferred stocks varies in response to many factors, including, for example, the value of the underlying equity securities, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund’s mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund’s income.

PAST PERFORMANCE.  The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  [Updated performance information is available at www.hartfordinvestor.com.]  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower for periods when fee waivers were in place

6

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was [     ]% ([     ] quarter, [     ]) and the lowest quarterly return was [     ]% ([     ] quarter, [     ]).

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based index.

Average annual total returns for periods ending December 31, 2009

	1 year		5 years		10 years
Class IA	[ ]	%	[ ]	%	[ ]	%
Citigroup Broad Investment-Grade (BIG) Bond Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%
Barclays Capital U.S. Aggregate Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%

Indices:

The Citigroup Broad Investment-Grade (BIG) Bond Index is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage, asset-backed and investment-grade corporates with a maturity of one year or longer. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Barclays Capital U.S. Aggregate Index (formerly known as the Lehman Brothers U.S. Aggregate Index) represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

MANAGEMENT.  The Fund’s investment manager is HL Advisors.  The Master Fund’s investment manager is CRMC.

Portfolio Counselor for the Series/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund
David C. Barclay	Senior Vice President – Fixed Income, CRMC	11 years
Mark H. Dalzell	Senior Vice President – Fixed Income, CRMC	4 years
David A. Hoag	Senior Vice President – Fixed Income, CRMC	2 years
Thomas H. Hogh	Senior Vice President – Fixed Income, Capital Research Company	2 years

The funds’ SAI provides additional information about each portfolio counselor’s compensation, other accounts managed by each portfolio counselor and each portfolio counselor’s ownership of securities in the Master Funds.

7

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”) and certain qualified retirement plans.  You may invest indirectly in the fund through your purchase of a variable annuity or variable life insurance contract issued by a separate account or directly through a qualified retirement plan.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account or retirement plan through which you invest.

TAX INFORMATION.  Under current law, qualified retirement plan participants and owners of variable annuity and variable life insurance contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the retirement plan or variable contract. For information concerning the federal tax consequences to the purchasers of a variable annuity or variable life insurance contract, see the prospectus or other disclosure document for such variable contract.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is not sold directly to the general public but instead is offered as an underlying investment option for certain variable annuity and variable life insurance contracts and qualified retirement plans.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contracts.  The prospectus or other disclosure document for your variable contract may contain additional information about these payments.

8

ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The American Funds Bond HLS Fund seeks to maximize current income and preservation of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Bond Fund, a series of the American Funds (“Master Bond Fund”). The Master Bond Fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term. The Master Bond Fund normally invests at least 80% of its assets in bonds and other debt securities. The Master Bond Fund will invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents). The Master Bond Fund may invest up to 35% of its assets in debt securities (rated Ba1 or below by Moody’s and BB+ or below by S&P or unrated but determined by CRMC to be equivalent quality). Such securities are sometimes referred to as “junk bonds” or “high yield bonds.” The Master Bond Fund may invest in debt securities of issuers domiciled outside the United States. The Master Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.

Credit Risk - The issuing company may not be able to pay interest and principal when due.  Credit risk depends largely on the perceived health of loan and bond issuers.  In general, lower-rated loans and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default.  Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.  Funds that invest mainly in Investments Rated Below-Investment-Grade (also referred to as “junk bonds”) are subject to heightened credit risk, which may make the fund more sensitive to adverse issuer, political, regulatory, market or economic shifts in the U.S. and abroad.  The default rate for below-investment-grade securities is likely to be higher during economic recessions or periods of high interest rates.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will “call” - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund’s mortgage- and asset-backed securities.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.

Income Risk — Falling interest rates create the potential for a decline in the fund’s income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Liquidity Risk — Securities purchased by the fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  The value of illiquid securities may reflect a discount from the market price of comparable securities for which a liquid market exists, and thus negatively affect the fund’s net asset value.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless.  The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Preferred Stock Risk — The prices and yields of nonconvertible preferred stocks generally move with the changes in interest rates and the issuer’s credit quality, similar to debt securities.  The value of convertible preferred stocks varies in response to many factors,

9

including, for example, the value of the underlying equity securities, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund’s mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund’s income.

Additional Risks and Investment Information.

Many factors affect the Master Fund’s performance.  There is no assurance that the Master Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information contains more detailed information about the Master Fund’s investment policies and risks.

Fixed-Income Securities

An investment in any fixed income security is subject to the following risks:

•                  Credit Risk: The risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument.

•                  Interest Rate Risk: The risk that the value of the security will fall as interest rates rise.

Also, securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Options, Futures, and Other Derivatives

The Master Fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit the Master Fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for the Master Fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.  Derivatives are also used to seek to manage risk by hedging the Master Fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives include:

•                  If the issuer of the derivative instrument does not pay the amount due, the Master Fund could lose money.

•                  The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the Master Fund’s manager expected, which could result in losses to the Master Fund or increase volatility in the Master Fund’s performance.

•                  Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).

•                  Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

Foreign Investments

Foreign investments include investments in

•                  Securities of foreign issuers and loans of foreign borrowers, including

•                  companies organized outside the United States (unless the company’s economic fortunes and risks are primarily linked with U.S. markets)

•                  foreign governments and agencies or instrumentalities of foreign governments

•                  issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States

•                  Non-dollar securities:  Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Foreign investments may be affected by the following:

•                  changes in currency rates

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  decreased liquidity

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political or social instability or diplomatic developments in a foreign country

•                  differences in individual foreign economies

10

Emerging Markets

When compared to the securities markets of more developed countries, the securities markets of most Central and South American, African, Middle Eastern, certain Asian and Eastern European and other emerging countries are subject to the following risks:

•                  illiquidity

•                  increased price volatility

•                  smaller market capitalizations

•                  less government regulation

•                  less extensive and less frequent accounting, financial and other reporting requirements

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies, including exchange traded funds (ETFs), are subject to the following statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”):  Absent an available exemption, the Master Fund may not

•                  acquire more than 3% of the voting shares of any other investment company,

•                  invest more than 5% of the Master Fund’s total assets in securities of any one investment company, and

•                  invest more than 10% of its total assets in securities of all investment companies.

ETFs:  Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index.  Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations discussed above, subject to certain conditions.  The Master Fund may rely on these exemptive orders to invest in unaffiliated ETFs.  An investment in an ETF generally presents the following risks:

•                  the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies

•                  the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective

•                  price fluctuation, resulting in a loss to the Master Fund

•                  the risk that an ETF may trade at a discount to its NAV

•                  the risk that an active market for an ETF’s shares may not develop or be maintained

•                  the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees.  The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests.

Illiquid Securities

•                  In General. Securities purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

•                  Limitation on Illiquid Investments. If one or more instruments in the Master Fund’s portfolio become illiquid, the Master Fund may exceed its limit on illiquid instruments. In the event that this occurs, the Master Fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force the Master Fund to liquidate any portfolio instrument where the Master Fund would suffer a loss on the sale of that instrument.

•                  Valuation of Illiquid Investments. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect the Master Fund’s NAV. For more information on fair valuation, please see ‘‘Determination of Net Asset Value’’

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds managed by the investment manager or a sub-adviser) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

11

About The Fund’s Investment Goal

The Fund’s investment goal may be changed without approval of the shareholders of the Fund.  The Fund may not be able to achieve its goal.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Investment Policies

The Fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in the Fund’s Principal Investment Strategy section. This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. The name of the Fund may be changed at any time by a vote of the Fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the fund’s Statement of Additional Information (“SAI”) which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address).  When you request a copy of the fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the fund’s policies and procedures regarding the release of portfolio holdings information is available in the fund’s SAI.  However, under the master-feeder structure, the fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

HL Investment Advisors, LLC (“HL Advisors”) is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, HL Advisors will provide those services for the fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of theMaster Fund; (ii) providing information to the Board of Directors to enable it to make all necessary decisions regarding whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund.  HL Advisors is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with $[     ] billion in assets under management as of December 31, 2009. HL Advisors had approximately $45.1 billion in assets under management as of December 31, 2009. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the “SEC”) that permits HL Advisors, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval.  Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HL Advisors, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

A discussion regarding the basis for the fund’s Board of Directors’ approval of the investment management agreements is available in the fund’s annual report to shareholders covering the period ending December 31, 2009.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.  As of December 31, 2009, CRMC managed more than $1 trillion in assets.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  CRMC and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give CRMC the authority to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders approved this arrangement a a meeting of shareholders on November 24, 2009.  There is no assurance that CRMC will incorporate its investment divisions or seek shareholder vote to exercise any authority, if granted, under an exemptive order.  In addition, shareholders approved a proposal to reorganize the series into a Delaware Statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee paid to CRMC for the year ended December 31, 2009, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.39%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2009.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors.  Counselors decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

The primary individual portfolio counselors for the Master Fund are:

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Portfolio Counselor	Portfolio Counselor’s	Primary Title with CRMC (or Affiliate) and	Portfolio Counselor’s Role in
for the Series/Title	Experience in the	Investment Experience During Past Five	Management of the Master
(if applicable)	Master Fund	Years	Fund

David C. Barclay	11 years	Senior Vice President – Fixed Income, CRMC. Investment professional for 28 years in total; 21 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

Mark H. Dalzell	4 years	Senior Vice President – Fixed Income, CRMC. Investment professional for 31 years in total; 21 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

David A. Hoag	2 years	Senior Vice President – Fixed Income, CRMC. Investment professional for 21 years in total; 18 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

Thomas H. Hogh	2 years	Senior Vice President – Fixed Income, Capital Research Company. Investment professional for 22 years in total; 19 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Hartford HLS Fund Shares

Hartford HLS Funds may offer their shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts. The Hartford HLS Funds may also offer their shares to certain qualified retirement plans (the “Plans”).

Each Hartford HLS Fund has authorized two classes of shares: Class IA shares and Class IB shares. For each Hartford HLS Fund, the two classes of shares represent an investment in the same Hartford HLS Fund but are subject to different expenses and have different prices and performance.

Many of the Accounts are registered with the SEC as investment companies. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Hartford HLS Funds are sold by Hartford Securities Distribution Company, Inc. (the “Distributor”) in a continuous offering to the Accounts and the Plans net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Hartford HLS Fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares and Class IB shares of the Hartford HLS Funds at net asset value without sales or redemption charges.

For each day on which a Hartford HLS Fund’s net asset value is calculated, the Accounts transmit to the Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the Hartford HLS Funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although they would not normally do so, the Hartford HLS Funds have the right to pay the redemption price of shares of the Hartford HLS Funds in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Hartford HLS Funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable Hartford HLS Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular Hartford HLS Fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a Hartford HLS Fund. To the extent that such classes of investors are invested in the same Hartford HLS Fund when a conflict of interest arises that might involve the Hartford HLS Fund, one or more of such classes of investors could be disadvantaged. The Hartford HLS Funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each Hartford HLS Fund’s Board of Directors will monitor each Hartford HLS Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the Hartford HLS Funds or substitute shares of another Hartford HLS Fund for the current Hartford HLS Fund. This, in turn, could cause a Hartford HLS Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons (“Servicing Intermediaries”) for Subaccounting, Administrative and/or Shareholder Processing Services

In addition to the Rule 12b-1 fees paid by the Hartford HLS Funds on Class IB shares, the transfer agent and its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the Hartford HLS Funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the Hartford HLS Funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the Hartford HLS Funds attributable to a particular Servicing Intermediary. For the year ended December 31, 2009, the transfer agent accrued approximately $[        ] in total Servicing Payments to Servicing Intermediaries and accruals of Servicing Payments did not exceed $[        ] for any Servicing Intermediary.

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As of January 1, 2010, the transfer agent has entered into arrangements to pay Servicing Compensation to: [ACS HR Solutions, LLC; ADP Broker-Dealer, Inc.; BenefitStreet, Inc.; Ascensus, Inc.; Charles Schwab & Co.; CitiStreet, LLC; Diversified Investment Advisors, Inc.; Edgewood Services, Inc. and Retirement Plan Services Company of America; Fidelity Brokerage Services LLC and National Financial Services LLC; Fidelity Investments Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Financial Advisers LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC and AMG Service Corp.; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mid Atlantic Capital Corp.; Nationwide Retirement Solutions, Inc.; Newport Retirement Services, Inc.; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Principal Life Insurance Company; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; Teachers Insurance and Annuity Association of America; The 401(k) Company, Inc. (purchased by Charles Schwab & Co.); Charles Schwab Trust Company; The Northern Trust Company; The Retirement Plan Company, LLC; The Vanguard Group, Inc.; US Bank; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company.] The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Class IB Shares Distribution Plan

Each Company, on behalf of its respective Hartford HLS Fund, has adopted a separate distribution plan (the “Distribution Plan”) for its Class IB shares pursuant to appropriate resolutions of each Company’s board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges. Pursuant to the Distribution Plan, each Hartford HLS Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Hartford HLS Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each Hartford HLS Fund may pay annually up to 0.25% of the average daily net assets of the Hartford HLS Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Hartford HLS Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Hartford HLS Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of a Hartford HLS Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (d) expenses relating to the development, preparation, printing, and mailing of Hartford HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of a Hartford HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of a Hartford HLS Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Hartford HLS Fund investment objectives and policies and other information about a Hartford HLS Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of a Hartford HLS Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of a Hartford HLS Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of a Hartford HLS Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the respective Hartford HLS Fund’s board of directors, including at least a majority of directors who are not interested persons of each Hartford HLS Fund as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of each Hartford HLS Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Hartford HLS Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the Hartford HLS Funds. Because the fees paid by the Hartford HLS Funds under the Distribution Plan are paid out of each Hartford HLS Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s or plan participant’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the fund invests.

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Determination of Net Asset Value

The net asset value (“NAV”) is determined for the fund as of the close of regular trading on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The NAV of the fund is determined by dividing the value of the fund’s net assets by the number of shares outstanding.  The NAV of the fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

Each fund’s Board of Directors has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  The current policy for each fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each fund reserves the right to change its dividend distribution policy at the discretion of its Board of Directors.

Frequent Purchases and Redemptions of Fund Shares

Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of a Hartford HLS Fund by a Hartford HLS Fund’s shareholder can disrupt the management of the Hartford HLS Fund, negatively affect the Hartford HLS Fund’s performance, and increase expenses for all Hartford HLS Fund shareholders. In particular, frequent trading (i) can force a Hartford HLS Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the Hartford HLS Fund, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Hartford HLS Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Hartford HLS Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies can dilute a Hartford HLS Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including through variable contracts issued by Hartford Life and IRS-qualified investment plans, such as employer-sponsored retirement plans. While some individual investors participate through Plans, the majority of investors invest through variable contract separate accounts maintained by Hartford Life which in turn invest in the Hartford HLS Funds. In most cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the Hartford HLS Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds challenge the Hartford HLS Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the Hartford HLS Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the Hartford HLS Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Hartford HLS Fund shares by Hartford HLS Fund shareholders. The Hartford HLS Funds’ policy is to discourage investors from trading in a Hartford HLS Fund’s shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of Hartford HLS Fund shares to the extent practicable. In addition, it is the Hartford HLS Funds’ policy to require the sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund and for Hartford Life to review and respond to such reports. The Hartford HLS Funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The Hartford HLS Funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason.  In making determinations concerning the revocation of exchange privileges, the Hartford HLS Funds may consider an investor’s trading history in any of the Hartford HLS Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other

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individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

In addition to the variable contracts described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts. The Boards of Directors of the Hartford HLS Funds has adopted policies and procedures relating to excessive trading in shares of the Hartford HLS Funds through qualified plan omnibus accounts directly in the Hartford HLS Funds (the “Policy”). With respect to investors who invest directly in the Hartford HLS Funds through qualified plans omnibus accounts, it is the Policy of the Hartford HLS Funds to permit only two “substantive round trips” by an investor within any single Hartford HLS Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into the same Hartford HLS Fund and a redemption of or an exchange out of the same Hartford HLS Fund in a dollar amount set by the Hartford HLS Funds’ sub-transfer agent, in the reasonable exercise of its discretion. When an additional transaction request for the Hartford HLS Fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such Hartford HLS Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. Any transaction not initiated by a shareholder or their registered representative, or that are part of a systematic program, will be exempted from the Policy. In addition, the Money Market HLS Fund is excluded from this policy.

In the case of actual or suspected excessive trading through qualified plan omnibus accounts maintained by financial intermediaries, the Hartford HLS Funds’ sub-transfer agent, Hartford Administrative Services Company (“HASCO”) shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the Hartford HLS Funds’ procedures with respect to omnibus accounts will be as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the Hartford HLS Funds) for limiting exchange activity in a manner that serves the purposes of the Policy as determined by the Frequent Trading Review Committee (comprised of the Hartford HLS Funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its policy in lieu of this Policy and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in Hartford HLS Fund shares resulting from the manner in which the NAV of the Hartford HLS Funds’ shares is determined each day. Frequent trading in Hartford HLS Fund shares can dilute the value of long-term shareholders’ interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Hartford HLS Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the Hartford HLS Funds’ defenses against harmful excessive trading in Hartford HLS Fund shares. For additional information concerning the Hartford HLS Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, each Hartford HLS Fund is treated as a separate taxpayer. Each Hartford HLS Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code, as amended. By so qualifying, a Hartford HLS Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each Hartford HLS Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a Hartford HLS Fund are not subject to federal income tax on Hartford HLS Fund earnings and distributions or on gains realized upon the sale or redemption of Hartford HLS Fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the Hartford HLS Funds, see “Taxes” in the SAI.

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Variable Contract Owner Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a Hartford HLS Fund that is an investment portfolio of Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of Hartford HLS Funds differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a Hartford HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the Hartford HLS Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Plan Participant Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote Hartford HLS Fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The Hartford HLS Funds may advertise performance related information. Performance information about a Hartford HLS Fund is based on the Hartford HLS Fund’s past performance only and is no indication of future performance.

Each Hartford HLS Fund may include its total return in advertisements or other sales material. When a Hartford HLS Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Hartford HLS Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Hartford HLS Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Hartford HLS Funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the Hartford HLS Funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the Hartford HLS Funds’ performance information and will reduce an investor’s return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the Hartford HLS Funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each Hartford HLS Fund’s assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the Hartford HLS Funds.

19

FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund’s financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table for the fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2008 through December 31, 2009 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the fund’s financial statements and financial highlights, is included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any were included, returns would be lower.

20

FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS Funds:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT  06102-5085

By Phone:

1-800-862-6668

On The Internet:

www.hartfordinvestor.com

In Person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:

Hartford Series Fund, Inc. 811-08629

21

American Funds Bond HLS Fund

Class IB:         HVBBX

Class IB Shares
Prospectus
May 1, 2010

Mutual Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

HARTFORD HLS FUNDS

c/o Individual Annuity Services

P.O. BOX 5085

HARTFORD, CT  06102-5085

[This Page Is Intentionally Left Blank]

3

MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). The fund has the same investment objective and limitations as the Master Fund in which it invests.  The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund’s Board of Directors determines that it is in the best interests of the fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the fund (as opposed to a cash distribution from the Master Fund).  The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HL Investment Advisors, LLC (“HL Advisors”) manage the fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund’s assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

Capital Research and Management Company (“CRMC”) serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

4

AMERICAN FUNDS BOND HLS FUND

SUMMARY SECTION

INVESTMENT GOAL. The American Funds Bond HLS Fund seeks to maximize current income and preservation of capital.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

CLASS IB (1)
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	[ ]%
Distribution and service (12b-1) fees	0.25%
Other expenses	[ ]%
Total operating expenses	[ ]%
Less waiver/ reimbursement(2)	[ ]%
Total net expenses	[ ]%
Master Fund expenses	[ ]%
Total master and feeder expenses	[ ]%

(1)          Because the fund invests all of its assets in the Master Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund.  The amounts shown under “Master Fund expenses” reflect the operating expenses of the Master Fund, including the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the expenses of both the fund and the Master Fund.

(2)          HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.25%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company.  This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS IB
Year 1	$	[ ]
Year 3	$	[ ]
Year 5	$	[ ]
Year 10	$	[ ]

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was       % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Bond Fund, a series of the American Funds (“Master Bond Fund”). The Master Bond Fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term. The Master Bond Fund normally invests at least 80% of its assets in bonds and other debt securities. The Master Bond Fund will invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents). The Master Bond Fund may invest up to 35% of its assets in debt securities (rated Ba1 or below by Moody’s and BB+ or below by S&P or unrated but determined by CRMC to be equivalent quality). Such securities are sometimes referred to as “junk bonds” or “high yield bonds.” The Master Bond Fund may invest in debt securities of issuers domiciled outside the United States. The Master Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

5

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Credit Risk - The issuing company may not be able to pay interest and principal when due.  Credit risk depends largely on the perceived health of loan and bond issuers.  In general, lower-rated loans and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default.  Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.  Funds that invest mainly in Investments Rated Below-Investment-Grade (also referred to as “junk bonds”) are subject to heightened credit risk, which may make the fund more sensitive to adverse issuer, political, regulatory, market or economic shifts in the U.S. and abroad.  The default rate for below-investment-grade securities is likely to be higher during economic recessions or periods of high interest rates.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will “call” - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund’s mortgage- and asset-backed securities.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.

Income Risk — Falling interest rates create the potential for a decline in the fund’s income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Liquidity Risk — Securities purchased by the fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  The value of illiquid securities may reflect a discount from the market price of comparable securities for which a liquid market exists, and thus negatively affect the fund’s net asset value.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless.  The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Preferred Stock Risk — The prices and yields of nonconvertible preferred stocks generally move with the changes in interest rates and the issuer’s credit quality, similar to debt securities.  The value of convertible preferred stocks varies in response to many factors, including, for example, the value of the underlying equity securities, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund’s mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund’s income.

PAST PERFORMANCE.  The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  [Updated performance information is available at www.hartfordinvestor.com.]  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower for periods when fee waivers were in place

6

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was [     ]% ([     ] quarter, [     ]) and the lowest quarterly return was [     ]% ([     ] quarter, [     ]).

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based index.

Average annual total returns for periods ending December 31, 2009

	1 year		5 years		10 years
Class IB	[ ]	%	[ ]	%	[ ]	%
Citigroup Broad Investment-Grade (BIG) Bond Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%
Barclays Capital U.S. Aggregate Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%

Indices:

The Citigroup Broad Investment-Grade (BIG) Bond Index is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage, asset-backed and investment-grade corporates with a maturity of one year or longer. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Barclays Capital U.S. Aggregate Index (formerly known as the Lehman Brothers U.S. Aggregate Index) represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

MANAGEMENT.  The Fund’s investment manager is HL Advisors.  The Master Fund’s investment manager is CRMC.

Portfolio Counselor for the Series/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund
David C. Barclay	Senior Vice President – Fixed Income, CRMC	11 years
Mark H. Dalzell	Senior Vice President – Fixed Income, CRMC	4 years
David A. Hoag	Senior Vice President – Fixed Income, CRMC	2 years
Thomas H. Hogh	Senior Vice President – Fixed Income, Capital Research Company	2 years

7

The funds’ SAI provides additional information about each portfolio counselor’s compensation, other accounts managed by each portfolio counselor and each portfolio counselor’s ownership of securities in the Master Funds.

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”) and certain qualified retirement plans.  You may invest indirectly in the fund through your purchase of a variable annuity or variable life insurance contract issued by a separate account or directly through a qualified retirement plan.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account or retirement plan through which you invest.

TAX INFORMATION.  Under current law, qualified retirement plan participants and owners of variable annuity and variable life insurance contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the retirement plan or variable contract. For information concerning the federal tax consequences to the purchasers of a variable annuity or variable life insurance contract, see the prospectus or other disclosure document for such variable contract.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is not sold directly to the general public but instead is offered as an underlying investment option for certain variable annuity and variable life insurance contracts and qualified retirement plans.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contracts.  The prospectus or other disclosure document for your variable contract may contain additional information about these payments.

8

ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The American Funds Bond HLS Fund seeks to maximize current income and preservation of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Bond Fund, a series of the American Funds (“Master Bond Fund”). The Master Bond Fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term. The Master Bond Fund normally invests at least 80% of its assets in bonds and other debt securities. The Master Bond Fund will invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents). The Master Bond Fund may invest up to 35% of its assets in debt securities (rated Ba1 or below by Moody’s and BB+ or below by S&P or unrated but determined by CRMC to be equivalent quality). Such securities are sometimes referred to as “junk bonds” or “high yield bonds.” The Master Bond Fund may invest in debt securities of issuers domiciled outside the United States. The Master Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.

Credit Risk - The issuing company may not be able to pay interest and principal when due.  Credit risk depends largely on the perceived health of loan and bond issuers.  In general, lower-rated loans and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default.  Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.  Funds that invest mainly in Investments Rated Below-Investment-Grade (also referred to as “junk bonds”) are subject to heightened credit risk, which may make the fund more sensitive to adverse issuer, political, regulatory, market or economic shifts in the U.S. and abroad.  The default rate for below-investment-grade securities is likely to be higher during economic recessions or periods of high interest rates.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will “call” - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund’s mortgage- and asset-backed securities.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.

Income Risk — Falling interest rates create the potential for a decline in the fund’s income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Liquidity Risk — Securities purchased by the fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  The value of illiquid securities may reflect a discount from the market price of comparable securities for which a liquid market exists, and thus negatively affect the fund’s net asset value.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless.  The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Preferred Stock Risk — The prices and yields of nonconvertible preferred stocks generally move with the changes in interest rates and the issuer’s credit quality, similar to debt securities.  The value of convertible preferred stocks varies in response to many factors,

9

including, for example, the value of the underlying equity securities, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund’s mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund’s income.

Additional Risks and Investment Information.

Many factors affect the Master Fund’s performance.  There is no assurance that the Master Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information contains more detailed information about the Master Fund’s investment policies and risks.

Fixed-Income Securities

An investment in any fixed income security is subject to the following risks:

•                  Credit Risk: The risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument.

•                  Interest Rate Risk: The risk that the value of the security will fall as interest rates rise.

Also, securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Options, Futures, and Other Derivatives

The Master Fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit the Master Fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for the Master Fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.  Derivatives are also used to seek to manage risk by hedging the Master Fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives include:

•                  If the issuer of the derivative instrument does not pay the amount due, the Master Fund could lose money.

•                  The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the Master Fund’s manager expected, which could result in losses to the Master Fund or increase volatility in the Master Fund’s performance.

•                  Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).

•                  Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

Foreign Investments

Foreign investments include investments in

•                  Securities of foreign issuers and loans of foreign borrowers, including

•                  companies organized outside the United States (unless the company’s economic fortunes and risks are primarily linked with U.S. markets)

•                  foreign governments and agencies or instrumentalities of foreign governments

•                  issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States

•                  Non-dollar securities:  Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Foreign investments may be affected by the following:

•                  changes in currency rates

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  decreased liquidity

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political or social instability or diplomatic developments in a foreign country

•                  differences in individual foreign economies

10

Emerging Markets

When compared to the securities markets of more developed countries, the securities markets of most Central and South American, African, Middle Eastern, certain Asian and Eastern European and other emerging countries are subject to the following risks:

•                  illiquidity

•                  increased price volatility

•                  smaller market capitalizations

•                  less government regulation

•                  less extensive and less frequent accounting, financial and other reporting requirements

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies, including exchange traded funds (ETFs), are subject to the following statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”):  Absent an available exemption, the Master Fund may not

•                  acquire more than 3% of the voting shares of any other investment company,

•                  invest more than 5% of the Master Fund’s total assets in securities of any one investment company, and

•                  invest more than 10% of its total assets in securities of all investment companies.

ETFs:  Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index.  Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations discussed above, subject to certain conditions.  The Master Fund may rely on these exemptive orders to invest in unaffiliated ETFs.  An investment in an ETF generally presents the following risks:

•                  the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies

•                  the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective

•                  price fluctuation, resulting in a loss to the Master Fund

•                  the risk that an ETF may trade at a discount to its NAV

•                  the risk that an active market for an ETF’s shares may not develop or be maintained

•                  the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees.  The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests.

Illiquid Securities

•                  In General. Securities purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

•                  Limitation on Illiquid Investments. If one or more instruments in the Master Fund’s portfolio become illiquid, the Master Fund may exceed its limit on illiquid instruments. In the event that this occurs, the Master Fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force the Master Fund to liquidate any portfolio instrument where the Master Fund would suffer a loss on the sale of that instrument.

•                  Valuation of Illiquid Investments. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect the Master Fund’s NAV. For more information on fair valuation, please see ‘‘Determination of Net Asset Value’’

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds managed by the investment manager or a sub-adviser) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

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About The Fund’s Investment Goal

The Fund’s investment goal may be changed without approval of the shareholders of the Fund.  The Fund may not be able to achieve its goal.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Investment Policies

The Fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in the Fund’s Principal Investment Strategy section. This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. The name of the Fund may be changed at any time by a vote of the Fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the fund’s Statement of Additional Information (“SAI”) which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address).  When you request a copy of the fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the fund’s policies and procedures regarding the release of portfolio holdings information is available in the fund’s SAI.  However, under the master-feeder structure, the fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

HL Investment Advisors, LLC (“HL Advisors”) is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, HL Advisors will provide those services for the fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of theMaster Fund; (ii) providing information to the Board of Directors to enable it to make all necessary decisions regarding whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund.  HL Advisors is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with $[     ] billion in assets under management as of December 31, 2009. HL Advisors had approximately $45.1 billion in assets under management as of December 31, 2009. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the “SEC”) that permits HL Advisors, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval.  Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HL Advisors, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

A discussion regarding the basis for the fund’s Board of Directors’ approval of the investment management agreements is available in the fund’s annual report to shareholders covering the period ending December 31, 2009.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.  As of December 31, 2009, CRMC managed more than $1 trillion in assets.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  CRMC and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give CRMC the authority to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders approved this arrangement a a meeting of shareholders on November 24, 2009.  There is no assurance that CRMC will incorporate its investment divisions or seek shareholder vote to exercise any authority, if granted, under an exemptive order.  In addition, shareholders approved a proposal to reorganize the series into a Delaware Statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee paid to CRMC for the year ended December 31, 2009, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.39%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2009.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors.  Counselors decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

The primary individual portfolio counselors for the Master Fund are:

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Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund

David C. Barclay	11 years	Senior Vice President – Fixed Income, CRMC. Investment professional for 28 years in total; 21 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

Mark H. Dalzell	4 years	Senior Vice President – Fixed Income, CRMC. Investment professional for 31 years in total; 21 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

David A. Hoag	2 years	Senior Vice President – Fixed Income, CRMC. Investment professional for 21 years in total; 18 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

Thomas H. Hogh	2 years	Senior Vice President – Fixed Income, Capital Research Company. Investment professional for 22 years in total; 19 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Hartford HLS Fund Shares

Hartford HLS Funds may offer their shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts. The Hartford HLS Funds may also offer their shares to certain qualified retirement plans (the “Plans”).

Each Hartford HLS Fund has authorized two classes of shares: Class IA shares and Class IB shares. For each Hartford HLS Fund, the two classes of shares represent an investment in the same Hartford HLS Fund but are subject to different expenses and have different prices and performance.

Many of the Accounts are registered with the SEC as investment companies. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Hartford HLS Funds are sold by Hartford Securities Distribution Company, Inc. (the “Distributor”) in a continuous offering to the Accounts and the Plans net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Hartford HLS Fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares and Class IB shares of the Hartford HLS Funds at net asset value without sales or redemption charges.

For each day on which a Hartford HLS Fund’s net asset value is calculated, the Accounts transmit to the Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the Hartford HLS Funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although they would not normally do so, the Hartford HLS Funds have the right to pay the redemption price of shares of the Hartford HLS Funds in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Hartford HLS Funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable Hartford HLS Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular Hartford HLS Fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a Hartford HLS Fund. To the extent that such classes of investors are invested in the same Hartford HLS Fund when a conflict of interest arises that might involve the Hartford HLS Fund, one or more of such classes of investors could be disadvantaged. The Hartford HLS Funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each Hartford HLS Fund’s Board of Directors will monitor each Hartford HLS Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the Hartford HLS Funds or substitute shares of another Hartford HLS Fund for the current Hartford HLS Fund. This, in turn, could cause a Hartford HLS Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons (“Servicing Intermediaries”) for Subaccounting, Administrative and/or Shareholder Processing Services

In addition to the Rule 12b-1 fees paid by the Hartford HLS Funds on Class IB shares, the transfer agent and its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the Hartford HLS Funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the Hartford HLS Funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the Hartford HLS Funds attributable to a particular Servicing Intermediary. For the year ended December 31, 2009, the transfer agent accrued approximately $[        ] in total Servicing Payments to Servicing Intermediaries and accruals of Servicing Payments did not exceed $[        ] for any Servicing Intermediary.

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As of January 1, 2010, the transfer agent has entered into arrangements to pay Servicing Compensation to: [ACS HR Solutions, LLC; ADP Broker-Dealer, Inc.; BenefitStreet, Inc.; Ascensus, Inc.; Charles Schwab & Co.; CitiStreet, LLC; Diversified Investment Advisors, Inc.; Edgewood Services, Inc. and Retirement Plan Services Company of America; Fidelity Brokerage Services LLC and National Financial Services LLC; Fidelity Investments Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Financial Advisers LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC and AMG Service Corp.; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mid Atlantic Capital Corp.; Nationwide Retirement Solutions, Inc.; Newport Retirement Services, Inc.; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Principal Life Insurance Company; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; Teachers Insurance and Annuity Association of America; The 401(k) Company, Inc. (purchased by Charles Schwab & Co.); Charles Schwab Trust Company; The Northern Trust Company; The Retirement Plan Company, LLC; The Vanguard Group, Inc.; US Bank; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company.] The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Class IB Shares Distribution Plan

Each Company, on behalf of its respective Hartford HLS Fund, has adopted a separate distribution plan (the “Distribution Plan”) for its Class IB shares pursuant to appropriate resolutions of each Company’s board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges. Pursuant to the Distribution Plan, each Hartford HLS Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Hartford HLS Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each Hartford HLS Fund may pay annually up to 0.25% of the average daily net assets of the Hartford HLS Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Hartford HLS Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Hartford HLS Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of a Hartford HLS Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (d) expenses relating to the development, preparation, printing, and mailing of Hartford HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of a Hartford HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of a Hartford HLS Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Hartford HLS Fund investment objectives and policies and other information about a Hartford HLS Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of a Hartford HLS Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of a Hartford HLS Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of a Hartford HLS Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the respective Hartford HLS Fund’s board of directors, including at least a majority of directors who are not interested persons of each Hartford HLS Fund as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of each Hartford HLS Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Hartford HLS Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the Hartford HLS Funds. Because the fees paid by the Hartford HLS Funds under the Distribution Plan are paid out of each Hartford HLS Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s or plan participant’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the fund invests.

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Determination of Net Asset Value

The net asset value (“NAV”) is determined for the fund as of the close of regular trading on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The NAV of the fund is determined by dividing the value of the fund’s net assets by the number of shares outstanding.  The NAV of the fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

Each fund’s Board of Directors has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  The current policy for each fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each fund reserves the right to change its dividend distribution policy at the discretion of its Board of Directors.

Frequent Purchases and Redemptions of Fund Shares

Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of a Hartford HLS Fund by a Hartford HLS Fund’s shareholder can disrupt the management of the Hartford HLS Fund, negatively affect the Hartford HLS Fund’s performance, and increase expenses for all Hartford HLS Fund shareholders. In particular, frequent trading (i) can force a Hartford HLS Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the Hartford HLS Fund, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Hartford HLS Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Hartford HLS Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies can dilute a Hartford HLS Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including through variable contracts issued by Hartford Life and IRS-qualified investment plans, such as employer-sponsored retirement plans. While some individual investors participate through Plans, the majority of investors invest through variable contract separate accounts maintained by Hartford Life which in turn invest in the Hartford HLS Funds. In most cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the Hartford HLS Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds challenge the Hartford HLS Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the Hartford HLS Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the Hartford HLS Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Hartford HLS Fund shares by Hartford HLS Fund shareholders. The Hartford HLS Funds’ policy is to discourage investors from trading in a Hartford HLS Fund’s shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of Hartford HLS Fund shares to the extent practicable. In addition, it is the Hartford HLS Funds’ policy to require the sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund and for Hartford Life to review and respond to such reports. The Hartford HLS Funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The Hartford HLS Funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason.  In making determinations concerning the revocation of exchange privileges, the Hartford HLS Funds may consider an investor’s trading history in any of the Hartford HLS Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other

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individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

In addition to the variable contracts described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts. The Boards of Directors of the Hartford HLS Funds has adopted policies and procedures relating to excessive trading in shares of the Hartford HLS Funds through qualified plan omnibus accounts directly in the Hartford HLS Funds (the “Policy”). With respect to investors who invest directly in the Hartford HLS Funds through qualified plans omnibus accounts, it is the Policy of the Hartford HLS Funds to permit only two “substantive round trips” by an investor within any single Hartford HLS Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into the same Hartford HLS Fund and a redemption of or an exchange out of the same Hartford HLS Fund in a dollar amount set by the Hartford HLS Funds’ sub-transfer agent, in the reasonable exercise of its discretion. When an additional transaction request for the Hartford HLS Fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such Hartford HLS Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. Any transaction not initiated by a shareholder or their registered representative, or that are part of a systematic program, will be exempted from the Policy. In addition, the Money Market HLS Fund is excluded from this policy.

In the case of actual or suspected excessive trading through qualified plan omnibus accounts maintained by financial intermediaries, the Hartford HLS Funds’ sub-transfer agent, Hartford Administrative Services Company (“HASCO”) shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the Hartford HLS Funds’ procedures with respect to omnibus accounts will be as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the Hartford HLS Funds) for limiting exchange activity in a manner that serves the purposes of the Policy as determined by the Frequent Trading Review Committee (comprised of the Hartford HLS Funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its policy in lieu of this Policy and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in Hartford HLS Fund shares resulting from the manner in which the NAV of the Hartford HLS Funds’ shares is determined each day. Frequent trading in Hartford HLS Fund shares can dilute the value of long-term shareholders’ interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Hartford HLS Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the Hartford HLS Funds’ defenses against harmful excessive trading in Hartford HLS Fund shares. For additional information concerning the Hartford HLS Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, each Hartford HLS Fund is treated as a separate taxpayer. Each Hartford HLS Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code, as amended. By so qualifying, a Hartford HLS Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each Hartford HLS Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a Hartford HLS Fund are not subject to federal income tax on Hartford HLS Fund earnings and distributions or on gains realized upon the sale or redemption of Hartford HLS Fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the Hartford HLS Funds, see “Taxes” in the SAI.

18

Variable Contract Owner Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a Hartford HLS Fund that is an investment portfolio of Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of Hartford HLS Funds differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a Hartford HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the Hartford HLS Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Plan Participant Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote Hartford HLS Fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The Hartford HLS Funds may advertise performance related information. Performance information about a Hartford HLS Fund is based on the Hartford HLS Fund’s past performance only and is no indication of future performance.

Each Hartford HLS Fund may include its total return in advertisements or other sales material. When a Hartford HLS Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Hartford HLS Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Hartford HLS Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Hartford HLS Funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the Hartford HLS Funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the Hartford HLS Funds’ performance information and will reduce an investor’s return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the Hartford HLS Funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each Hartford HLS Fund’s assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the Hartford HLS Funds.

19

FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund’s financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table for the fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2008 through December 31, 2009 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the fund’s financial statements and financial highlights, is included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any were included, returns would be lower.

20

FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS Funds:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT  06102-5085

By Phone:

1-800-862-6668

On The Internet:

www.hartfordinvestor.com

In Person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:

Hartford Series Fund, Inc. 811-08629

21

American Funds Global Bond HLS Fund

Class IA Shares
Prospectus
May 1, 2010

Mutual Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed  upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

HARTFORD HLS FUNDS

c/o Individual Annuity Services

P.O. BOX 5085

HARTFORD, CT  06102-5085

[This Page Is Intentionally Left Blank]

3

MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). The fund has the same investment objective and limitations as the Master Fund in which it invests.  The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund’s Board of Directors determines that it is in the best interests of the fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the fund (as opposed to a cash distribution from the Master Fund).  The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HL Investment Advisors, LLC (“HL Advisors”) manage the fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund’s assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

Capital Research and Management Company (“CRMC”) serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

4

AMERICAN FUNDS GLOBAL BOND HLS FUND

SUMMARY SECTION

INVESTMENT GOAL. The American Funds Global Bond HLS Fund seeks a high level of total return over the long term.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

CLASS IA (1)
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	[ ]%
Distribution and service (12b-1) fees	None
Other expenses	[ ]%
Total operating expenses	[ ]%
Less waiver/ reimbursement(2)	[ ]%
Total net expenses	[ ]%
Master Fund expenses	[ ]%
Total master and feeder expenses	[ ]%

(1)          Because the fund invests all of its assets in the Master Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund.  The amounts shown under “Master Fund expenses” reflect the operating expenses of the Master Fund, including the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the expenses of both the fund and the Master Fund.

(2)          HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.50%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company.  This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS IA
Year 1	$	[ ]
Year 3	$	[ ]
Year 5	$	[ ]
Year 10	$	[ ]

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was       % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Bond Fund, a series of the American Funds (“Master Global Bond Fund”). The Master Global Bond Fund is designed for investors seeking returns through a portfolio primarily of debt securities issued by entities based around the world. The Master Global Bond Fund invests primarily in investment-grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars. The Master Global Bond Fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument including corporate bank loans and cash equivalents and may include certain preferred securities). Normally the Master Global Bond Fund will invest substantially in debt securities rated investment grade. The Master Global Bond Fund may also invest in lower quality, higher yielding debt securities.  The Master Fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case.  However, the Master Fund intends to limit its investments in the securities of any single issuer.

5

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Credit Risk - The issuing company may not be able to pay interest and principal when due.  Credit risk depends largely on the perceived health of loan and bond issuers.  In general, lower-rated loans and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default.  Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.  Funds that invest mainly in Investments Rated Below-Investment-Grade (also referred to as “junk bonds”) are subject to heightened credit risk, which may make the fund more sensitive to adverse issuer, political, regulatory, market or economic shifts in the U.S. and abroad.  The default rate for below-investment-grade securities is likely to be higher during economic recessions or periods of high interest rates.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will “call” - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.  Investments in Emerging Markets Securities are generally subject to increased risks, including risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Income Risk — Falling interest rates create the potential for a decline in the fund’s income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Liquidity Risk — Securities purchased by the fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  The value of illiquid securities may reflect a discount from the market price of comparable securities for which a liquid market exists, and thus negatively affect the fund’s net asset value.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Non-Diversification Risk - Non-diversified funds invest in the securities of a small number of issuers.  Non-diversification may subject the fund to greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio.

Volatility Risk - Share price, yield and total return may fluctuate more than with less aggressive fixed-income funds.

PAST PERFORMANCE.  The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  [Updated performance information is available at www.hartfordinvestor.com.]  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower for periods when fee waivers were in place

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

6

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was [     ]% ([     ] quarter, [     ]) and the lowest quarterly return was [     ]% ([     ] quarter, [     ]).

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based index.

Average annual total returns for periods ending December 31, 2009

	1 year		Life of Master Fund(1)
Class IA	[ ]	%	[ ]	%
Barclays Capital Global Aggregate Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%
Lipper Global Income Funds Average (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%

(1) Inception date is October 4, 2006.

Indices:

The Barclays Capital Global Aggregate Index USD Hedged (formerly known as the Lehman Brothers Global Aggregate Index USD Hedged) provides a broad-based measure of the global investment-grade fixed income markets (the three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices; it also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities).

The Lipper Global Income Funds Average is comprised of funds that invest primarily in U.S. dollar and non-dollar debt securities located in at least three countries, one of which may be the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distribution, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

MANAGEMENT.  The Fund’s investment manager is HL Advisors.  The Master Fund’s investment manager is CRMC.

Portfolio Counselor for the Series/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund
Mark H. Dalzell	Senior Vice President — Fixed Income, CRMC	3 years
Thomas H. Hogh	Senior Vice President — Fixed Income, Capital Research Company	3 years
James R. Mulally	Senior Vice President — Fixed Income, CRMC	1 year

The funds’ SAI provides additional information about each portfolio counselor’s compensation, other accounts managed by each portfolio counselor and each portfolio counselor’s ownership of securities in the Master Funds.

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”) and certain qualified retirement plans.  You may invest indirectly in the fund through your purchase of a variable annuity or variable life insurance contract

7

issued by a separate account or directly through a qualified retirement plan.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account or retirement plan through which you invest.

TAX INFORMATION.  Under current law, qualified retirement plan participants and owners of variable annuity and variable life insurance contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the retirement plan or variable contract. For information concerning the federal tax consequences to the purchasers of a variable annuity or variable life insurance contract, see the prospectus or other disclosure document for such variable contract.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is not sold directly to the general public but instead is offered as an underlying investment option for certain variable annuity and variable life insurance contracts and qualified retirement plans.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contracts.  The prospectus or other disclosure document for your variable contract may contain additional information about these payments.

8

ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The American Funds Global Bond HLS Fund seeks a high level of total return over the long term.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Bond Fund, a series of the American Funds (“Master Global Bond Fund”). The Master Global Bond Fund is designed for investors seeking returns through a portfolio primarily of debt securities issued by entities based around the world. The Master Global Bond Fund invests primarily in investment-grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars. The Master Global Bond Fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument including corporate bank loans and cash equivalents and may include certain preferred securities). Normally the Master Global Bond Fund will invest substantially in debt securities rated investment grade. The Master Global Bond Fund may also invest in lower quality, higher yielding debt securities.  The Master Fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case.  However, the Master Fund intends to limit its investments in the securities of any single issuer.

Lower quality, higher yielding debt securities are sometimes referred to as “junk bonds” or “high yield bonds.” The total return of the Master Global Bond Fund will be the result of interest income, changes in the market value of the Master Global Bond Fund’s investments and changes in the value of other currencies relative to the U.S. dollar.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.

Credit Risk - The issuing company may not be able to pay interest and principal when due.  Credit risk depends largely on the perceived health of loan and bond issuers.  In general, lower-rated loans and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default.  Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.  Funds that invest mainly in Investments Rated Below-Investment-Grade (also referred to as “junk bonds”) are subject to heightened credit risk, which may make the fund more sensitive to adverse issuer, political, regulatory, market or economic shifts in the U.S. and abroad.  The default rate for below-investment-grade securities is likely to be higher during economic recessions or periods of high interest rates.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will “call” - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.  Investments in Emerging Markets Securities are generally subject to increased risks, including risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Income Risk — Falling interest rates create the potential for a decline in the fund’s income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Liquidity Risk — Securities purchased by the fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  The value of illiquid securities may reflect a discount from the market price of comparable securities for which a liquid market exists, and thus negatively affect the fund’s net asset value.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Non-Diversification Risk - Non-diversified funds invest in the securities of a small number of issuers.  Non-diversification may subject the fund to greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio.

Volatility Risk - Share price, yield and total return may fluctuate more than with less aggressive fixed-income funds.

9

Additional Risks and Investment Information.

Many factors affect the Master Fund’s performance.  There is no assurance that the Master Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information contains more detailed information about the Master Fund’s investment policies and risks.

Fixed-Income Securities

An investment in any fixed income security is subject to the following risks:

•                  Credit Risk: The risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument.

•                  Interest Rate Risk: The risk that the value of the security will fall as interest rates rise.

Also, securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Options, Futures, and Other Derivatives

The Master Fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit the Master Fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for the Master Fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.  Derivatives are also used to seek to manage risk by hedging the Master Fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives include:

•                  If the issuer of the derivative instrument does not pay the amount due, the Master Fund could lose money.

•                  The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the Master Fund’s manager expected, which could result in losses to the Master Fund or increase volatility in the Master Fund’s performance.

•                  Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).

•                  Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

Foreign Investments

Foreign investments include investments in

•                  Securities of foreign issuers and loans of foreign borrowers, including

•                  companies organized outside the United States (unless the company’s economic fortunes and risks are primarily linked with U.S. markets)

•                  foreign governments and agencies or instrumentalities of foreign governments

•                  issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States

•                  Non-dollar securities:  Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Foreign investments may be affected by the following:

•                  changes in currency rates

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  decreased liquidity

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political or social instability or diplomatic developments in a foreign country

•                  differences in individual foreign economies

Emerging Markets

When compared to the securities markets of more developed countries, the securities markets of most Central and South American, African, Middle Eastern, certain Asian and Eastern European and other emerging countries are subject to the following risks:

•                  illiquidity

•                  increased price volatility

10

•                  smaller market capitalizations

•                  less government regulation

•                  less extensive and less frequent accounting, financial and other reporting requirements

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies, including exchange traded funds (ETFs), are subject to the following statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”):  Absent an available exemption, the Master Fund may not

•                  acquire more than 3% of the voting shares of any other investment company,

•                  invest more than 5% of the Master Fund’s total assets in securities of any one investment company, and

•                  invest more than 10% of its total assets in securities of all investment companies.

ETFs:  Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index.  Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations discussed above, subject to certain conditions.  The Master Fund may rely on these exemptive orders to invest in unaffiliated ETFs.  An investment in an ETF generally presents the following risks:

•                  the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies

•                  the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective

•                  price fluctuation, resulting in a loss to the Master Fund

•                  the risk that an ETF may trade at a discount to its NAV

•                  the risk that an active market for an ETF’s shares may not develop or be maintained

•                  the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees.  The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests.

Illiquid Securities

•                  In General. Securities purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

•                  Limitation on Illiquid Investments. If one or more instruments in the Master Fund’s portfolio become illiquid, the Master Fund may exceed its limit on illiquid instruments. In the event that this occurs, the Master Fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force the Master Fund to liquidate any portfolio instrument where the Master Fund would suffer a loss on the sale of that instrument.

•                  Valuation of Illiquid Investments. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect the Master Fund’s NAV. For more information on fair valuation, please see ‘‘Determination of Net Asset Value’’

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds managed by the investment manager or a sub-adviser) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed without approval of the shareholders of the Fund.  The Fund may not be able to achieve its goal.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

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Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Investment Policies

The Fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in the Fund’s Principal Investment Strategy section. This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. The name of the Fund may be changed at any time by a vote of the Fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the fund’s Statement of Additional Information (“SAI”) which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address).  When you request a copy of the fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the fund’s policies and procedures regarding the release of portfolio holdings information is available in the fund’s SAI.  However, under the master-feeder structure, the fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

HL Investment Advisors, LLC (“HL Advisors”) is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, HL Advisors will provide those services for the fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of theMaster Fund; (ii) providing information to the Board of Directors to enable it to make all necessary decisions regarding whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund.  HL Advisors is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with $[     ] billion in assets under management as of December 31, 2009. HL Advisors had approximately $45.1 billion in assets under management as of December 31, 2009. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the “SEC”) that permits HL Advisors, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval.  Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HL Advisors, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

A discussion regarding the basis for the fund’s Board of Directors’ approval of the investment management agreements is available in the fund’s annual report to shareholders covering the period ending December 31, 2009.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.  As of December 31, 2009, CRMC managed more than $1 trillion in assets.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  CRMC and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give CRMC the authority to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders approved this arrangement a a meeting of shareholders on November 24, 2009.  There is no assurance that CRMC will incorporate its investment divisions or seek shareholder vote to exercise any authority, if granted, under an exemptive order.  In addition, shareholders approved a proposal to reorganize the series into a Delaware Statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee paid to CRMC for the year ended December 31, 2009, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.57%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2009.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors.  Counselors decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

The primary individual portfolio counselors for the Master Fund are:

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Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund

Mark H. Dalzell	3 years (since the Master Fund’s inception)	Senior Vice President — Fixed Income, CRMC. Investment professional for 31 years in total; 21 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

Thomas H. Hogh	3 years (since the Master Fund’s inception)	Senior Vice President — Fixed Income, Capital Research Company. Investment professional for 22 years in total; 19 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

James R. Mulally	1 year	Senior Vice President — Fixed Income, Capital Research Company. Investment professional for 33 years in total; 29 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Hartford HLS Fund Shares

Hartford HLS Funds may offer their shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts. The Hartford HLS Funds may also offer their shares to certain qualified retirement plans (the “Plans”).

Each Hartford HLS Fund has authorized two classes of shares: Class IA shares and Class IB shares. For each Hartford HLS Fund, the two classes of shares represent an investment in the same Hartford HLS Fund but are subject to different expenses and have different prices and performance.

Many of the Accounts are registered with the SEC as investment companies. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Hartford HLS Funds are sold by Hartford Securities Distribution Company, Inc. (the “Distributor”) in a continuous offering to the Accounts and the Plans net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Hartford HLS Fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares and Class IB shares of the Hartford HLS Funds at net asset value without sales or redemption charges.

For each day on which a Hartford HLS Fund’s net asset value is calculated, the Accounts transmit to the Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the Hartford HLS Funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although they would not normally do so, the Hartford HLS Funds have the right to pay the redemption price of shares of the Hartford HLS Funds in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Hartford HLS Funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable Hartford HLS Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular Hartford HLS Fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a Hartford HLS Fund. To the extent that such classes of investors are invested in the same Hartford HLS Fund when a conflict of interest arises that might involve the Hartford HLS Fund, one or more of such classes of investors could be disadvantaged. The Hartford HLS Funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each Hartford HLS Fund’s Board of Directors will monitor each Hartford HLS Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the Hartford HLS Funds or substitute shares of another Hartford HLS Fund for the current Hartford HLS Fund. This, in turn, could cause a Hartford HLS Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons (“Servicing Intermediaries”) for Subaccounting, Administrative and/or Shareholder Processing Services

In addition to the Rule 12b-1 fees paid by the Hartford HLS Funds on Class IB shares, the transfer agent and its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the Hartford HLS Funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the Hartford HLS Funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the Hartford HLS Funds attributable to a particular Servicing Intermediary. For the year ended December 31, 2009, the transfer agent accrued approximately $[        ] in total Servicing Payments to Servicing Intermediaries and accruals of Servicing Payments did not exceed $[        ] for any Servicing Intermediary.

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As of January 1, 2010, the transfer agent has entered into arrangements to pay Servicing Compensation to: [ACS HR Solutions, LLC; ADP Broker-Dealer, Inc.; BenefitStreet, Inc.; Ascensus, Inc.; Charles Schwab & Co.; CitiStreet, LLC; Diversified Investment Advisors, Inc.; Edgewood Services, Inc. and Retirement Plan Services Company of America; Fidelity Brokerage Services LLC and National Financial Services LLC; Fidelity Investments Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Financial Advisers LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC and AMG Service Corp.; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mid Atlantic Capital Corp.; Nationwide Retirement Solutions, Inc.; Newport Retirement Services, Inc.; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Principal Life Insurance Company; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; Teachers Insurance and Annuity Association of America; The 401(k) Company, Inc. (purchased by Charles Schwab & Co.); Charles Schwab Trust Company; The Northern Trust Company; The Retirement Plan Company, LLC; The Vanguard Group, Inc.; US Bank; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company.] The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Class IB Shares Distribution Plan

Each Company, on behalf of its respective Hartford HLS Fund, has adopted a separate distribution plan (the “Distribution Plan”) for its Class IB shares pursuant to appropriate resolutions of each Company’s board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges. Pursuant to the Distribution Plan, each Hartford HLS Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Hartford HLS Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each Hartford HLS Fund may pay annually up to 0.25% of the average daily net assets of the Hartford HLS Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Hartford HLS Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Hartford HLS Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of a Hartford HLS Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (d) expenses relating to the development, preparation, printing, and mailing of Hartford HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of a Hartford HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of a Hartford HLS Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Hartford HLS Fund investment objectives and policies and other information about a Hartford HLS Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of a Hartford HLS Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of a Hartford HLS Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of a Hartford HLS Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the respective Hartford HLS Fund’s board of directors, including at least a majority of directors who are not interested persons of each Hartford HLS Fund as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of each Hartford HLS Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Hartford HLS Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the Hartford HLS Funds. Because the fees paid by the Hartford HLS Funds under the Distribution Plan are paid out of each Hartford HLS Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s or plan participant’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the fund invests.

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Determination of Net Asset Value

The net asset value (“NAV”) is determined for the fund as of the close of regular trading on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The NAV of the fund is determined by dividing the value of the fund’s net assets by the number of shares outstanding.  The NAV of the fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

Each fund’s Board of Directors has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  The current policy for each fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each fund reserves the right to change its dividend distribution policy at the discretion of its Board of Directors.

Frequent Purchases and Redemptions of Fund Shares

Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of a Hartford HLS Fund by a Hartford HLS Fund’s shareholder can disrupt the management of the Hartford HLS Fund, negatively affect the Hartford HLS Fund’s performance, and increase expenses for all Hartford HLS Fund shareholders. In particular, frequent trading (i) can force a Hartford HLS Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the Hartford HLS Fund, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Hartford HLS Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Hartford HLS Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies can dilute a Hartford HLS Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including through variable contracts issued by Hartford Life and IRS-qualified investment plans, such as employer-sponsored retirement plans. While some individual investors participate through Plans, the majority of investors invest through variable contract separate accounts maintained by Hartford Life which in turn invest in the Hartford HLS Funds. In most cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the Hartford HLS Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds challenge the Hartford HLS Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the Hartford HLS Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the Hartford HLS Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Hartford HLS Fund shares by Hartford HLS Fund shareholders. The Hartford HLS Funds’ policy is to discourage investors from trading in a Hartford HLS Fund’s shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of Hartford HLS Fund shares to the extent practicable. In addition, it is the Hartford HLS Funds’ policy to require the sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund and for Hartford Life to review and respond to such reports. The Hartford HLS Funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The Hartford HLS Funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason.  In making determinations concerning the revocation of exchange privileges, the Hartford HLS Funds may consider an investor’s trading history in any of the Hartford HLS Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other

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individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

In addition to the variable contracts described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts. The Boards of Directors of the Hartford HLS Funds has adopted policies and procedures relating to excessive trading in shares of the Hartford HLS Funds through qualified plan omnibus accounts directly in the Hartford HLS Funds (the “Policy”). With respect to investors who invest directly in the Hartford HLS Funds through qualified plans omnibus accounts, it is the Policy of the Hartford HLS Funds to permit only two “substantive round trips” by an investor within any single Hartford HLS Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into the same Hartford HLS Fund and a redemption of or an exchange out of the same Hartford HLS Fund in a dollar amount set by the Hartford HLS Funds’ sub-transfer agent, in the reasonable exercise of its discretion. When an additional transaction request for the Hartford HLS Fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such Hartford HLS Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. Any transaction not initiated by a shareholder or their registered representative, or that are part of a systematic program, will be exempted from the Policy. In addition, the Money Market HLS Fund is excluded from this policy.

In the case of actual or suspected excessive trading through qualified plan omnibus accounts maintained by financial intermediaries, the Hartford HLS Funds’ sub-transfer agent, Hartford Administrative Services Company (“HASCO”) shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the Hartford HLS Funds’ procedures with respect to omnibus accounts will be as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the Hartford HLS Funds) for limiting exchange activity in a manner that serves the purposes of the Policy as determined by the Frequent Trading Review Committee (comprised of the Hartford HLS Funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its policy in lieu of this Policy and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in Hartford HLS Fund shares resulting from the manner in which the NAV of the Hartford HLS Funds’ shares is determined each day. Frequent trading in Hartford HLS Fund shares can dilute the value of long-term shareholders’ interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Hartford HLS Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the Hartford HLS Funds’ defenses against harmful excessive trading in Hartford HLS Fund shares. For additional information concerning the Hartford HLS Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, each Hartford HLS Fund is treated as a separate taxpayer. Each Hartford HLS Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code, as amended. By so qualifying, a Hartford HLS Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each Hartford HLS Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a Hartford HLS Fund are not subject to federal income tax on Hartford HLS Fund earnings and distributions or on gains realized upon the sale or redemption of Hartford HLS Fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the Hartford HLS Funds, see “Taxes” in the SAI.

18

Variable Contract Owner Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a Hartford HLS Fund that is an investment portfolio of Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of Hartford HLS Funds differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a Hartford HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the Hartford HLS Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Plan Participant Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote Hartford HLS Fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The Hartford HLS Funds may advertise performance related information. Performance information about a Hartford HLS Fund is based on the Hartford HLS Fund’s past performance only and is no indication of future performance.

Each Hartford HLS Fund may include its total return in advertisements or other sales material. When a Hartford HLS Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Hartford HLS Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Hartford HLS Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Hartford HLS Funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the Hartford HLS Funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the Hartford HLS Funds’ performance information and will reduce an investor’s return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the Hartford HLS Funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each Hartford HLS Fund’s assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the Hartford HLS Funds.

19

FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund’s financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table for the fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2008 through December 31, 2009 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the fund’s financial statements and financial highlights, is included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any were included, returns would be lower.

20

FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS Funds:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT  06102-5085

By Phone:

1-800-862-6668

On The Internet:

www.hartfordinvestor.com

In Person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:

Hartford Series Fund, Inc. 811-08629

21

American Funds Global Bond HLS Fund

Class IB:         HVDBX

Class IB Shares
Prospectus
May 1, 2010

Mutual Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

HARTFORD HLS FUNDS

c/o Individual Annuity Services

P.O. BOX 5085

HARTFORD, CT  06102-5085

[This Page Is Intentionally Left Blank]

3

MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). The fund has the same investment objective and limitations as the Master Fund in which it invests.  The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund’s Board of Directors determines that it is in the best interests of the fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the fund (as opposed to a cash distribution from the Master Fund).  The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HL Investment Advisors, LLC (“HL Advisors”) manage the fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund’s assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

Capital Research and Management Company (“CRMC”) serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

4

AMERICAN FUNDS GLOBAL BOND HLS FUND

SUMMARY SECTION

INVESTMENT GOAL. The American Funds Global Bond HLS Fund seeks a high level of total return over the long term.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

CLASS IB (1)
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	[ ]%
Distribution and service (12b-1) fees	0.25%
Other expenses	[ ]%
Total operating expenses	[ ]%
Less waiver/ reimbursement(2)	[ ]%
Total net expenses	[ ]%
Master Fund expenses	[ ]%
Total master and feeder expenses	[ ]%

(1)          Because the fund invests all of its assets in the Master Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund.  The amounts shown under “Master Fund expenses” reflect the operating expenses of the Master Fund, including the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the expenses of both the fund and the Master Fund.

(2)          HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.50%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company.  This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS IB
Year 1	$	[ ]
Year 3	$	[ ]
Year 5	$	[ ]
Year 10	$	[ ]

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was       % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Bond Fund, a series of the American Funds (“Master Global Bond Fund”). The Master Global Bond Fund is designed for investors seeking returns through a portfolio primarily of debt securities issued by entities based around the world. The Master Global Bond Fund invests primarily in investment-grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars. The Master Global Bond Fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument including corporate bank loans and cash equivalents and may include certain preferred securities). Normally the Master Global Bond Fund will invest substantially in debt securities rated investment grade. The Master Global Bond Fund may also invest in lower quality, higher yielding debt securities.  The Master Fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case.  However, the Master Fund intends to limit its investments in the securities of any single issuer.

5

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Credit Risk - The issuing company may not be able to pay interest and principal when due.  Credit risk depends largely on the perceived health of loan and bond issuers.  In general, lower-rated loans and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default.  Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.  Funds that invest mainly in Investments Rated Below-Investment-Grade (also referred to as “junk bonds”) are subject to heightened credit risk, which may make the fund more sensitive to adverse issuer, political, regulatory, market or economic shifts in the U.S. and abroad.  The default rate for below-investment-grade securities is likely to be higher during economic recessions or periods of high interest rates.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will “call” - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.  Investments in Emerging Markets Securities are generally subject to increased risks, including risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Income Risk — Falling interest rates create the potential for a decline in the fund’s income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Liquidity Risk — Securities purchased by the fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  The value of illiquid securities may reflect a discount from the market price of comparable securities for which a liquid market exists, and thus negatively affect the fund’s net asset value.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Non-Diversification Risk - Non-diversified funds invest in the securities of a small number of issuers.  Non-diversification may subject the fund to greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio.

Volatility Risk - Share price, yield and total return may fluctuate more than with less aggressive fixed-income funds.

PAST PERFORMANCE.  The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  [Updated performance information is available at www.hartfordinvestor.com.]  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower for periods when fee waivers were in place

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

6

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was [     ]% ([     ] quarter, [     ]) and the lowest quarterly return was [     ]% ([     ] quarter, [     ]).

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based index.

Average annual total returns for periods ending December 31, 2009

	1 year		Life of Master Fund(1)
Class IB	[ ]	%	[ ]	%
Barclays Capital Global Aggregate Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%
Lipper Global Income Funds Average (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%

(1) Inception date is October 4, 2006.

Indices:

The Barclays Capital Global Aggregate Index USD Hedged (formerly known as the Lehman Brothers Global Aggregate Index USD Hedged) provides a broad-based measure of the global investment-grade fixed income markets (the three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices; it also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities).

The Lipper Global Income Funds Average is comprised of funds that invest primarily in U.S. dollar and non-dollar debt securities located in at least three countries, one of which may be the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distribution, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

MANAGEMENT.  The Fund’s investment manager is HL Advisors.  The Master Fund’s investment manager is CRMC.

Portfolio Counselor for the Series/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund
Mark H. Dalzell	Senior Vice President – Fixed Income, CRMC	3 years
Thomas H. Hogh	Senior Vice President – Fixed Income, Capital Research Company	3 years
James R. Mulally	Senior Vice President – Fixed Income, CRMC	1 year

The funds’ SAI provides additional information about each portfolio counselor’s compensation, other accounts managed by each portfolio counselor and each portfolio counselor’s ownership of securities in the Master Funds.

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”) and certain qualified retirement plans.  You may invest indirectly in the fund through your purchase of a variable annuity or variable life insurance contract

7

issued by a separate account or directly through a qualified retirement plan.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account or retirement plan through which you invest.

TAX INFORMATION.  Under current law, qualified retirement plan participants and owners of variable annuity and variable life insurance contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the retirement plan or variable contract. For information concerning the federal tax consequences to the purchasers of a variable annuity or variable life insurance contract, see the prospectus or other disclosure document for such variable contract.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is not sold directly to the general public but instead is offered as an underlying investment option for certain variable annuity and variable life insurance contracts and qualified retirement plans.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contracts.  The prospectus or other disclosure document for your variable contract may contain additional information about these payments.

8

ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The American Funds Global Bond HLS Fund seeks a high level of total return over the long term.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Bond Fund, a series of the American Funds (“Master Global Bond Fund”). The Master Global Bond Fund is designed for investors seeking returns through a portfolio primarily of debt securities issued by entities based around the world. The Master Global Bond Fund invests primarily in investment-grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars. The Master Global Bond Fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument including corporate bank loans and cash equivalents and may include certain preferred securities). Normally the Master Global Bond Fund will invest substantially in debt securities rated investment grade. The Master Global Bond Fund may also invest in lower quality, higher yielding debt securities.  The Master Fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case.  However, the Master Fund intends to limit its investments in the securities of any single issuer.

Lower quality, higher yielding debt securities are sometimes referred to as “junk bonds” or “high yield bonds.” The total return of the Master Global Bond Fund will be the result of interest income, changes in the market value of the Master Global Bond Fund’s investments and changes in the value of other currencies relative to the U.S. dollar.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.

Credit Risk - The issuing company may not be able to pay interest and principal when due.  Credit risk depends largely on the perceived health of loan and bond issuers.  In general, lower-rated loans and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default.  Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.  Funds that invest mainly in Investments Rated Below-Investment-Grade (also referred to as “junk bonds”) are subject to heightened credit risk, which may make the fund more sensitive to adverse issuer, political, regulatory, market or economic shifts in the U.S. and abroad.  The default rate for below-investment-grade securities is likely to be higher during economic recessions or periods of high interest rates.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will “call” - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.  Investments in Emerging Markets Securities are generally subject to increased risks, including risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Income Risk — Falling interest rates create the potential for a decline in the fund’s income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Liquidity Risk — Securities purchased by the fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  The value of illiquid securities may reflect a discount from the market price of comparable securities for which a liquid market exists, and thus negatively affect the fund’s net asset value.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Non-Diversification Risk - Non-diversified funds invest in the securities of a small number of issuers.  Non-diversification may subject the fund to greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio.

Volatility Risk - Share price, yield and total return may fluctuate more than with less aggressive fixed-income funds.

9

Additional Risks and Investment Information.

Many factors affect the Master Fund’s performance.  There is no assurance that the Master Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information contains more detailed information about the Master Fund’s investment policies and risks.

Fixed-Income Securities

An investment in any fixed income security is subject to the following risks:

•                  Credit Risk: The risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument.

•                  Interest Rate Risk: The risk that the value of the security will fall as interest rates rise.

Also, securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Options, Futures, and Other Derivatives

The Master Fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit the Master Fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for the Master Fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.  Derivatives are also used to seek to manage risk by hedging the Master Fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives include:

•                  If the issuer of the derivative instrument does not pay the amount due, the Master Fund could lose money.

•                  The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the Master Fund’s manager expected, which could result in losses to the Master Fund or increase volatility in the Master Fund’s performance.

•                  Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).

•                  Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

Foreign Investments

Foreign investments include investments in

•                  Securities of foreign issuers and loans of foreign borrowers, including

•                  companies organized outside the United States (unless the company’s economic fortunes and risks are primarily linked with U.S. markets)

•                  foreign governments and agencies or instrumentalities of foreign governments

•                  issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States

•                  Non-dollar securities:  Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Foreign investments may be affected by the following:

•                  changes in currency rates

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  decreased liquidity

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political or social instability or diplomatic developments in a foreign country

•                  differences in individual foreign economies

Emerging Markets

When compared to the securities markets of more developed countries, the securities markets of most Central and South American, African, Middle Eastern, certain Asian and Eastern European and other emerging countries are subject to the following risks:

•                  illiquidity

•                  increased price volatility

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•                  smaller market capitalizations

•                  less government regulation

•                  less extensive and less frequent accounting, financial and other reporting requirements

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies, including exchange traded funds (ETFs), are subject to the following statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”):  Absent an available exemption, the Master Fund may not

•                  acquire more than 3% of the voting shares of any other investment company,

•                  invest more than 5% of the Master Fund’s total assets in securities of any one investment company, and

•                  invest more than 10% of its total assets in securities of all investment companies.

ETFs:  Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index.  Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations discussed above, subject to certain conditions.  The Master Fund may rely on these exemptive orders to invest in unaffiliated ETFs.  An investment in an ETF generally presents the following risks:

•                  the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies

•                  the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective

•                  price fluctuation, resulting in a loss to the Master Fund

•                  the risk that an ETF may trade at a discount to its NAV

•                  the risk that an active market for an ETF’s shares may not develop or be maintained

•                  the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees.  The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests.

Illiquid Securities

•                  In General. Securities purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

•                  Limitation on Illiquid Investments. If one or more instruments in the Master Fund’s portfolio become illiquid, the Master Fund may exceed its limit on illiquid instruments. In the event that this occurs, the Master Fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force the Master Fund to liquidate any portfolio instrument where the Master Fund would suffer a loss on the sale of that instrument.

•                  Valuation of Illiquid Investments. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect the Master Fund’s NAV. For more information on fair valuation, please see ‘‘Determination of Net Asset Value’’

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds managed by the investment manager or a sub-adviser) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed without approval of the shareholders of the Fund.  The Fund may not be able to achieve its goal.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

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Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Investment Policies

The Fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in the Fund’s Principal Investment Strategy section. This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. The name of the Fund may be changed at any time by a vote of the Fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the fund’s Statement of Additional Information (“SAI”) which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address).  When you request a copy of the fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the fund’s policies and procedures regarding the release of portfolio holdings information is available in the fund’s SAI.  However, under the master-feeder structure, the fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

HL Investment Advisors, LLC (“HL Advisors”) is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, HL Advisors will provide those services for the fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of theMaster Fund; (ii) providing information to the Board of Directors to enable it to make all necessary decisions regarding whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund.  HL Advisors is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with $[     ] billion in assets under management as of December 31, 2009. HL Advisors had approximately $45.1 billion in assets under management as of December 31, 2009. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the “SEC”) that permits HL Advisors, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval.  Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HL Advisors, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

A discussion regarding the basis for the fund’s Board of Directors’ approval of the investment management agreements is available in the fund’s annual report to shareholders covering the period ending December 31, 2009.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.  As of December 31, 2009, CRMC managed more than $1 trillion in assets.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  CRMC and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give CRMC the authority to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders approved this arrangement a a meeting of shareholders on November 24, 2009.  There is no assurance that CRMC will incorporate its investment divisions or seek shareholder vote to exercise any authority, if granted, under an exemptive order.  In addition, shareholders approved a proposal to reorganize the series into a Delaware Statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee paid to CRMC for the year ended December 31, 2009, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.57%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2009.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors.  Counselors decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

The primary individual portfolio counselors for the Master Fund are:

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Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund

Mark H. Dalzell	3 years (since the Master Fund’s inception)	Senior Vice President — Fixed Income, CRMC. Investment professional for 31 years in total; 21 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

Thomas H. Hogh	3 years (since the Master Fund’s inception)	Senior Vice President — Fixed Income, Capital Research Company. Investment professional for 22 years in total; 19 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

James R. Mulally	1 year	Senior Vice President — Fixed Income, Capital Research Company. Investment professional for 33 years in total; 29 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Hartford HLS Fund Shares

Hartford HLS Funds may offer their shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts. The Hartford HLS Funds may also offer their shares to certain qualified retirement plans (the “Plans”).

Each Hartford HLS Fund has authorized two classes of shares: Class IA shares and Class IB shares. For each Hartford HLS Fund, the two classes of shares represent an investment in the same Hartford HLS Fund but are subject to different expenses and have different prices and performance.

Many of the Accounts are registered with the SEC as investment companies. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Hartford HLS Funds are sold by Hartford Securities Distribution Company, Inc. (the “Distributor”) in a continuous offering to the Accounts and the Plans net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Hartford HLS Fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares and Class IB shares of the Hartford HLS Funds at net asset value without sales or redemption charges.

For each day on which a Hartford HLS Fund’s net asset value is calculated, the Accounts transmit to the Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the Hartford HLS Funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although they would not normally do so, the Hartford HLS Funds have the right to pay the redemption price of shares of the Hartford HLS Funds in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Hartford HLS Funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable Hartford HLS Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular Hartford HLS Fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a Hartford HLS Fund. To the extent that such classes of investors are invested in the same Hartford HLS Fund when a conflict of interest arises that might involve the Hartford HLS Fund, one or more of such classes of investors could be disadvantaged. The Hartford HLS Funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each Hartford HLS Fund’s Board of Directors will monitor each Hartford HLS Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the Hartford HLS Funds or substitute shares of another Hartford HLS Fund for the current Hartford HLS Fund. This, in turn, could cause a Hartford HLS Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons (“Servicing Intermediaries”) for Subaccounting, Administrative and/or Shareholder Processing Services

In addition to the Rule 12b-1 fees paid by the Hartford HLS Funds on Class IB shares, the transfer agent and its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the Hartford HLS Funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the Hartford HLS Funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the Hartford HLS Funds attributable to a particular Servicing Intermediary. For the year ended December 31, 2009, the transfer agent accrued approximately $[        ] in total Servicing Payments to Servicing Intermediaries and accruals of Servicing Payments did not exceed $[        ] for any Servicing Intermediary.

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As of January 1, 2010, the transfer agent has entered into arrangements to pay Servicing Compensation to: [ACS HR Solutions, LLC; ADP Broker-Dealer, Inc.; BenefitStreet, Inc.; Ascensus, Inc.; Charles Schwab & Co.; CitiStreet, LLC; Diversified Investment Advisors, Inc.; Edgewood Services, Inc. and Retirement Plan Services Company of America; Fidelity Brokerage Services LLC and National Financial Services LLC; Fidelity Investments Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Financial Advisers LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC and AMG Service Corp.; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mid Atlantic Capital Corp.; Nationwide Retirement Solutions, Inc.; Newport Retirement Services, Inc.; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Principal Life Insurance Company; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; Teachers Insurance and Annuity Association of America; The 401(k) Company, Inc. (purchased by Charles Schwab & Co.); Charles Schwab Trust Company; The Northern Trust Company; The Retirement Plan Company, LLC; The Vanguard Group, Inc.; US Bank; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company.] The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Class IB Shares Distribution Plan

Each Company, on behalf of its respective Hartford HLS Fund, has adopted a separate distribution plan (the “Distribution Plan”) for its Class IB shares pursuant to appropriate resolutions of each Company’s board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges. Pursuant to the Distribution Plan, each Hartford HLS Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Hartford HLS Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each Hartford HLS Fund may pay annually up to 0.25% of the average daily net assets of the Hartford HLS Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Hartford HLS Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Hartford HLS Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of a Hartford HLS Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (d) expenses relating to the development, preparation, printing, and mailing of Hartford HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of a Hartford HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of a Hartford HLS Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Hartford HLS Fund investment objectives and policies and other information about a Hartford HLS Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of a Hartford HLS Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of a Hartford HLS Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of a Hartford HLS Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the respective Hartford HLS Fund’s board of directors, including at least a majority of directors who are not interested persons of each Hartford HLS Fund as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of each Hartford HLS Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Hartford HLS Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the Hartford HLS Funds. Because the fees paid by the Hartford HLS Funds under the Distribution Plan are paid out of each Hartford HLS Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s or plan participant’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the fund invests.

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Determination of Net Asset Value

The net asset value (“NAV”) is determined for the fund as of the close of regular trading on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The NAV of the fund is determined by dividing the value of the fund’s net assets by the number of shares outstanding.  The NAV of the fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

Each fund’s Board of Directors has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  The current policy for each fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each fund reserves the right to change its dividend distribution policy at the discretion of its Board of Directors.

Frequent Purchases and Redemptions of Fund Shares

Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of a Hartford HLS Fund by a Hartford HLS Fund’s shareholder can disrupt the management of the Hartford HLS Fund, negatively affect the Hartford HLS Fund’s performance, and increase expenses for all Hartford HLS Fund shareholders. In particular, frequent trading (i) can force a Hartford HLS Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the Hartford HLS Fund, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Hartford HLS Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Hartford HLS Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies can dilute a Hartford HLS Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including through variable contracts issued by Hartford Life and IRS-qualified investment plans, such as employer-sponsored retirement plans. While some individual investors participate through Plans, the majority of investors invest through variable contract separate accounts maintained by Hartford Life which in turn invest in the Hartford HLS Funds. In most cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the Hartford HLS Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds challenge the Hartford HLS Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the Hartford HLS Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the Hartford HLS Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Hartford HLS Fund shares by Hartford HLS Fund shareholders. The Hartford HLS Funds’ policy is to discourage investors from trading in a Hartford HLS Fund’s shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of Hartford HLS Fund shares to the extent practicable. In addition, it is the Hartford HLS Funds’ policy to require the sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund and for Hartford Life to review and respond to such reports. The Hartford HLS Funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The Hartford HLS Funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason.  In making determinations concerning the revocation of exchange privileges, the Hartford HLS Funds may consider an investor’s trading history in any of the Hartford HLS Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other

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individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

In addition to the variable contracts described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts. The Boards of Directors of the Hartford HLS Funds has adopted policies and procedures relating to excessive trading in shares of the Hartford HLS Funds through qualified plan omnibus accounts directly in the Hartford HLS Funds (the “Policy”). With respect to investors who invest directly in the Hartford HLS Funds through qualified plans omnibus accounts, it is the Policy of the Hartford HLS Funds to permit only two “substantive round trips” by an investor within any single Hartford HLS Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into the same Hartford HLS Fund and a redemption of or an exchange out of the same Hartford HLS Fund in a dollar amount set by the Hartford HLS Funds’ sub-transfer agent, in the reasonable exercise of its discretion. When an additional transaction request for the Hartford HLS Fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such Hartford HLS Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. Any transaction not initiated by a shareholder or their registered representative, or that are part of a systematic program, will be exempted from the Policy. In addition, the Money Market HLS Fund is excluded from this policy.

In the case of actual or suspected excessive trading through qualified plan omnibus accounts maintained by financial intermediaries, the Hartford HLS Funds’ sub-transfer agent, Hartford Administrative Services Company (“HASCO”) shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the Hartford HLS Funds’ procedures with respect to omnibus accounts will be as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the Hartford HLS Funds) for limiting exchange activity in a manner that serves the purposes of the Policy as determined by the Frequent Trading Review Committee (comprised of the Hartford HLS Funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its policy in lieu of this Policy and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in Hartford HLS Fund shares resulting from the manner in which the NAV of the Hartford HLS Funds’ shares is determined each day. Frequent trading in Hartford HLS Fund shares can dilute the value of long-term shareholders’ interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Hartford HLS Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the Hartford HLS Funds’ defenses against harmful excessive trading in Hartford HLS Fund shares. For additional information concerning the Hartford HLS Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, each Hartford HLS Fund is treated as a separate taxpayer. Each Hartford HLS Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code, as amended. By so qualifying, a Hartford HLS Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each Hartford HLS Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a Hartford HLS Fund are not subject to federal income tax on Hartford HLS Fund earnings and distributions or on gains realized upon the sale or redemption of Hartford HLS Fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the Hartford HLS Funds, see “Taxes” in the SAI.

18

Variable Contract Owner Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a Hartford HLS Fund that is an investment portfolio of Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of Hartford HLS Funds differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a Hartford HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the Hartford HLS Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Plan Participant Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote Hartford HLS Fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The Hartford HLS Funds may advertise performance related information. Performance information about a Hartford HLS Fund is based on the Hartford HLS Fund’s past performance only and is no indication of future performance.

Each Hartford HLS Fund may include its total return in advertisements or other sales material. When a Hartford HLS Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Hartford HLS Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Hartford HLS Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Hartford HLS Funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the Hartford HLS Funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the Hartford HLS Funds’ performance information and will reduce an investor’s return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the Hartford HLS Funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each Hartford HLS Fund’s assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the Hartford HLS Funds.

19

FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund’s financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table for the fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2008 through December 31, 2009 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the fund’s financial statements and financial highlights, is included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any were included, returns would be lower.

20

FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS Funds:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT  06102-5085

By Phone:

1-800-862-6668

On The Internet:

www.hartfordinvestor.com

In Person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:

Hartford Series Fund, Inc. 811-08629

21

American Funds Global Growth HLS Fund

Class IA Shares
Prospectus
May 1, 2010

Mutual Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

HARTFORD HLS FUNDS

c/o Individual Annuity Services

P.O. BOX 5085

HARTFORD, CT  06102-5085

[This Page Is Intentionally Left Blank]

3

MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). The fund has the same investment objective and limitations as the Master Fund in which it invests.  The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund’s Board of Directors determines that it is in the best interests of the fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the fund (as opposed to a cash distribution from the Master Fund).  The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HL Investment Advisors, LLC (“HL Advisors”) manage the fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund’s assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

Capital Research and Management Company (“CRMC”) serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

4

AMERICAN FUNDS GLOBAL GROWTH HLS FUND

SUMMARY SECTION

INVESTMENT GOAL. The American Funds Global Growth HLS Fund seeks growth of capital.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

CLASS IA (1)
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	[ ]%
Distribution and service (12b-1) fees	None
Other expenses	[ ]%
Total operating expenses	[ ]%
Less waiver/ reimbursement(2)	[ ]%
Total net expenses	[ ]%
Master Fund expenses	[ ]%
Total master and feeder expenses	[ ]%

(1)          Because the fund invests all of its assets in the Master Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund.  The amounts shown under “Master Fund expenses” reflect the operating expenses of the Master Fund, including the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the expenses of both the fund and the Master Fund.

(2)          HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.75%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company.  This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS IA
Year 1	$	[ ]
Year 3	$	[ ]
Year 5	$	[ ]
Year 10	$	[ ]

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was       % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds (“Master Global Growth Fund”). The Master Global Growth Fund is designed for investors seeking long-term capital appreciation through stocks. The Master Global Growth Fund invests primarily in common stocks of companies located around the world. Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

5

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.  Investments in Emerging Markets Securities are generally subject to increased risks, including risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - If CRMC incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small-Cap and Mid-Cap Stock Risk — Stocks of smaller and mid-sized companies may be more risky than stocks of larger companies.  Many of these companies are young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.  The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  [Updated performance information is available at www.hartfordinvestor.com.]  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower for periods when fee waivers were in place

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

6

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was [     ]% ([     ] quarter, [     ]) and the lowest quarterly return was [     ]% ([     ] quarter, [     ]).

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based index.

Average annual total returns for periods ending December 31, 2009

	1 year		5 years		10 years
Class IA	[ ]	%	[ ]	%	[ ]	%
MSCI World Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%
Lipper Global Funds Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%

Indices:

The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global-developed market equity performance. The index consists of 23 developed-market country indices, including the United States. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. securities, as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

MANAGEMENT.  The Fund’s investment manager is HL Advisors.  The Master Fund’s investment manager is CRMC.

Portfolio Counselor for the Series/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund

Robert W. Lovelace (Vice President)	Senior Vice President — Capital World Investors	12 years

Steven T. Watson	Senior Vice President — Capital World Investors	11 years

Paul A. White	Senior Vice President — Capital World Investors	10 years

The funds’ SAI provides additional information about each portfolio counselor’s compensation, other accounts managed by each portfolio counselor and each portfolio counselor’s ownership of securities in the Master Funds.

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”) and certain qualified retirement plans.  You may invest indirectly in the fund through your purchase of a variable annuity or variable life insurance contract issued by a separate account or directly through a qualified retirement plan.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account or retirement plan through which you invest.

7

TAX INFORMATION.  Under current law, qualified retirement plan participants and owners of variable annuity and variable life insurance contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the retirement plan or variable contract. For information concerning the federal tax consequences to the purchasers of a variable annuity or variable life insurance contract, see the prospectus or other disclosure document for such variable contract.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is not sold directly to the general public but instead is offered as an underlying investment option for certain variable annuity and variable life insurance contracts and qualified retirement plans.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contracts.  The prospectus or other disclosure document for your variable contract may contain additional information about these payments.

8

ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The American Funds Global Growth HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds (“Master Global Growth Fund”). The Master Global Growth Fund is designed for investors seeking long-term capital appreciation through stocks. The Master Global Growth Fund invests primarily in common stocks of companies located around the world. Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.  Investments in Emerging Markets Securities are generally subject to increased risks, including risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - If CRMC incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small-Cap and Mid-Cap Stock Risk — Stocks of smaller and mid-sized companies may be more risky than stocks of larger companies.  Many of these companies are young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Additional Risks and Investment Information.

Many factors affect the Master Fund’s performance.  There is no assurance that the Master Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information contains more detailed information about the Master Fund’s investment policies and risks.

Equity Securities

Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. An investment in any equity security is subject to the following risks:

•                  Market Risk: The risk that the stock market as a whole may decline, thereby depressing the stock’s price.

•                  Financial Risk: The risk that the price of a particular issuer’s stock may decline due to its financial results.

Fixed-Income Securities

An investment in any fixed income security is subject to the following risks:

•                  Credit Risk: The risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument.

•                  Interest Rate Risk: The risk that the value of the security will fall as interest rates rise.

Also, securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

9

Options, Futures, and Other Derivatives

The Master Fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit the Master Fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for the Master Fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.  Derivatives are also used to seek to manage risk by hedging the Master Fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives include:

•                  If the issuer of the derivative instrument does not pay the amount due, the Master Fund could lose money.

•                  The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the Master Fund’s manager expected, which could result in losses to the Master Fund or increase volatility in the Master Fund’s performance.

•                  Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).

•                  Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

Foreign Investments

Foreign investments include investments in

•                  Securities of foreign issuers and loans of foreign borrowers, including

•                  companies organized outside the United States (unless the company’s economic fortunes and risks are primarily linked with U.S. markets)

•                  foreign governments and agencies or instrumentalities of foreign governments

•                  issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States

•                  Non-dollar securities:  Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Foreign investments may be affected by the following:

•                  changes in currency rates

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  decreased liquidity

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political or social instability or diplomatic developments in a foreign country

•                  differences in individual foreign economies

Emerging Markets

When compared to the securities markets of more developed countries, the securities markets of most Central and South American, African, Middle Eastern, certain Asian and Eastern European and other emerging countries are subject to the following risks:

•                  illiquidity

•                  increased price volatility

•                  smaller market capitalizations

•                  less government regulation

•                  less extensive and less frequent accounting, financial and other reporting requirements

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Small-capitalization Companies

Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to

•                  less certain growth prospects

•                  lower degree of liquidity in the markets for such stocks

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•                  thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

•                  limited product lines, markets or financial resources

•                  dependence on a few key management personnel

•                  increased susceptibility to losses and bankruptcy

•                  increased transaction costs

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies, including exchange traded funds (ETFs), are subject to the following statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”):  Absent an available exemption, the Master Fund may not

•                  acquire more than 3% of the voting shares of any other investment company,

•                  invest more than 5% of the Master Fund’s total assets in securities of any one investment company, and

•                  invest more than 10% of its total assets in securities of all investment companies.

ETFs:  Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index.  Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations discussed above, subject to certain conditions.  The Master Fund may rely on these exemptive orders to invest in unaffiliated ETFs.  An investment in an ETF generally presents the following risks:

•                  the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies

•                  the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective

•                  price fluctuation, resulting in a loss to the Master Fund

•                  the risk that an ETF may trade at a discount to its NAV

•                  the risk that an active market for an ETF’s shares may not develop or be maintained

•                  the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees.  The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests.

Illiquid Securities

•                  In General. Securities purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

•                  Limitation on Illiquid Investments. If one or more instruments in the Master Fund’s portfolio become illiquid, the Master Fund may exceed its limit on illiquid instruments. In the event that this occurs, the Master Fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force the Master Fund to liquidate any portfolio instrument where the Master Fund would suffer a loss on the sale of that instrument.

•                  Valuation of Illiquid Investments. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect the Master Fund’s NAV. For more information on fair valuation, please see ‘‘Determination of Net Asset Value’’

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds managed by the investment manager or a sub-adviser) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed without approval of the shareholders of the Fund.  The Fund may not be able to achieve its goal.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

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Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Investment Policies

The Fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in the Fund’s Principal Investment Strategy section. This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. The name of the Fund may be changed at any time by a vote of the Fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the fund’s Statement of Additional Information (“SAI”) which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address).  When you request a copy of the fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the fund’s policies and procedures regarding the release of portfolio holdings information is available in the fund’s SAI.  However, under the master-feeder structure, the fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

HL Investment Advisors, LLC (“HL Advisors”) is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, HL Advisors will provide those services for the fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of theMaster Fund; (ii) providing information to the Board of Directors to enable it to make all necessary decisions regarding whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund.  HL Advisors is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with $[     ] billion in assets under management as of December 31, 2009. HL Advisors had approximately $45.1 billion in assets under management as of December 31, 2009. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the “SEC”) that permits HL Advisors, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval.  Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HL Advisors, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

A discussion regarding the basis for the fund’s Board of Directors’ approval of the investment management agreements is available in the fund’s annual report to shareholders covering the period ending December 31, 2009.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.  As of December 31, 2009, CRMC managed more than $1 trillion in assets.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  CRMC and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give CRMC the authority to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders approved this arrangement a a meeting of shareholders on November 24, 2009.  There is no assurance that CRMC will incorporate its investment divisions or seek shareholder vote to exercise any authority, if granted, under an exemptive order.  In addition, shareholders approved a proposal to reorganize the series into a Delaware Statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee paid to CRMC for the year ended December 31, 2009, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.53%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2009.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors.  Counselors decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

The primary individual portfolio counselors for the Master Fund are:

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Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund

Robert W. Lovelace (Vice President)	12 years (since the Master Fund’s inception)	Senior Vice President — Capital World Investors. Investment professional for 24 years; all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Steven T. Watson	7 years (plus 4 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital World Investors. Investment professional for 22 years in total; 19 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Paul A. White	5 years (plus 5 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital World Investors. Investment professional for 21 years in total; 10 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Hartford HLS Fund Shares

Hartford HLS Funds may offer their shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts. The Hartford HLS Funds may also offer their shares to certain qualified retirement plans (the “Plans”).

Each Hartford HLS Fund has authorized two classes of shares: Class IA shares and Class IB shares. For each Hartford HLS Fund, the two classes of shares represent an investment in the same Hartford HLS Fund but are subject to different expenses and have different prices and performance.

Many of the Accounts are registered with the SEC as investment companies. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Hartford HLS Funds are sold by Hartford Securities Distribution Company, Inc. (the “Distributor”) in a continuous offering to the Accounts and the Plans net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Hartford HLS Fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares and Class IB shares of the Hartford HLS Funds at net asset value without sales or redemption charges.

For each day on which a Hartford HLS Fund’s net asset value is calculated, the Accounts transmit to the Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the Hartford HLS Funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although they would not normally do so, the Hartford HLS Funds have the right to pay the redemption price of shares of the Hartford HLS Funds in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Hartford HLS Funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable Hartford HLS Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular Hartford HLS Fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a Hartford HLS Fund. To the extent that such classes of investors are invested in the same Hartford HLS Fund when a conflict of interest arises that might involve the Hartford HLS Fund, one or more of such classes of investors could be disadvantaged. The Hartford HLS Funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each Hartford HLS Fund’s Board of Directors will monitor each Hartford HLS Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the Hartford HLS Funds or substitute shares of another Hartford HLS Fund for the current Hartford HLS Fund. This, in turn, could cause a Hartford HLS Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons (“Servicing Intermediaries”) for Subaccounting, Administrative and/or Shareholder Processing Services

In addition to the Rule 12b-1 fees paid by the Hartford HLS Funds on Class IB shares, the transfer agent and its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the Hartford HLS Funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the Hartford HLS Funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the Hartford HLS Funds attributable to a particular Servicing Intermediary. For the year ended December 31, 2009, the transfer agent accrued approximately $[        ] in total Servicing Payments to Servicing Intermediaries and accruals of Servicing Payments did not exceed $[       ] for any Servicing Intermediary.

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As of January 1, 2010, the transfer agent has entered into arrangements to pay Servicing Compensation to: [ACS HR Solutions, LLC; ADP Broker-Dealer, Inc.; BenefitStreet, Inc.; Ascensus, Inc.; Charles Schwab & Co.; CitiStreet, LLC; Diversified Investment Advisors, Inc.; Edgewood Services, Inc. and Retirement Plan Services Company of America; Fidelity Brokerage Services LLC and National Financial Services LLC; Fidelity Investments Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Financial Advisers LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC and AMG Service Corp.; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mid Atlantic Capital Corp.; Nationwide Retirement Solutions, Inc.; Newport Retirement Services, Inc.; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Principal Life Insurance Company; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; Teachers Insurance and Annuity Association of America; The 401(k) Company, Inc. (purchased by Charles Schwab & Co.); Charles Schwab Trust Company; The Northern Trust Company; The Retirement Plan Company, LLC; The Vanguard Group, Inc.; US Bank; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company.] The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Class IB Shares Distribution Plan

Each Company, on behalf of its respective Hartford HLS Fund, has adopted a separate distribution plan (the “Distribution Plan”) for its Class IB shares pursuant to appropriate resolutions of each Company’s board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges. Pursuant to the Distribution Plan, each Hartford HLS Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Hartford HLS Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each Hartford HLS Fund may pay annually up to 0.25% of the average daily net assets of the Hartford HLS Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Hartford HLS Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Hartford HLS Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of a Hartford HLS Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (d) expenses relating to the development, preparation, printing, and mailing of Hartford HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of a Hartford HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of a Hartford HLS Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Hartford HLS Fund investment objectives and policies and other information about a Hartford HLS Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of a Hartford HLS Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of a Hartford HLS Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of a Hartford HLS Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the respective Hartford HLS Fund’s board of directors, including at least a majority of directors who are not interested persons of each Hartford HLS Fund as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of each Hartford HLS Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Hartford HLS Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the Hartford HLS Funds. Because the fees paid by the Hartford HLS Funds under the Distribution Plan are paid out of each Hartford HLS Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s or plan participant’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the fund invests.

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Determination of Net Asset Value

The net asset value (“NAV”) is determined for the fund as of the close of regular trading on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The NAV of the fund is determined by dividing the value of the fund’s net assets by the number of shares outstanding.  The NAV of the fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

Each fund’s Board of Directors has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  The current policy for each fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each fund reserves the right to change its dividend distribution policy at the discretion of its Board of Directors.

Frequent Purchases and Redemptions of Fund Shares

Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of a Hartford HLS Fund by a Hartford HLS Fund’s shareholder can disrupt the management of the Hartford HLS Fund, negatively affect the Hartford HLS Fund’s performance, and increase expenses for all Hartford HLS Fund shareholders. In particular, frequent trading (i) can force a Hartford HLS Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the Hartford HLS Fund, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Hartford HLS Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Hartford HLS Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies can dilute a Hartford HLS Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including through variable contracts issued by Hartford Life and IRS-qualified investment plans, such as employer-sponsored retirement plans. While some individual investors participate through Plans, the majority of investors invest through variable contract separate accounts maintained by Hartford Life which in turn invest in the Hartford HLS Funds. In most cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the Hartford HLS Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds challenge the Hartford HLS Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the Hartford HLS Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the Hartford HLS Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Hartford HLS Fund shares by Hartford HLS Fund shareholders. The Hartford HLS Funds’ policy is to discourage investors from trading in a Hartford HLS Fund’s shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of Hartford HLS Fund shares to the extent practicable. In addition, it is the Hartford HLS Funds’ policy to require the sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund and for Hartford Life to review and respond to such reports. The Hartford HLS Funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The Hartford HLS Funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason.  In making determinations concerning the revocation of exchange privileges, the Hartford HLS Funds may consider an investor’s trading history in any of the Hartford HLS Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other

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individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

In addition to the variable contracts described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts. The Boards of Directors of the Hartford HLS Funds has adopted policies and procedures relating to excessive trading in shares of the Hartford HLS Funds through qualified plan omnibus accounts directly in the Hartford HLS Funds (the “Policy”). With respect to investors who invest directly in the Hartford HLS Funds through qualified plans omnibus accounts, it is the Policy of the Hartford HLS Funds to permit only two “substantive round trips” by an investor within any single Hartford HLS Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into the same Hartford HLS Fund and a redemption of or an exchange out of the same Hartford HLS Fund in a dollar amount set by the Hartford HLS Funds’ sub-transfer agent, in the reasonable exercise of its discretion. When an additional transaction request for the Hartford HLS Fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such Hartford HLS Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. Any transaction not initiated by a shareholder or their registered representative, or that are part of a systematic program, will be exempted from the Policy. In addition, the Money Market HLS Fund is excluded from this policy.

In the case of actual or suspected excessive trading through qualified plan omnibus accounts maintained by financial intermediaries, the Hartford HLS Funds’ sub-transfer agent, Hartford Administrative Services Company (“HASCO”) shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the Hartford HLS Funds’ procedures with respect to omnibus accounts will be as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the Hartford HLS Funds) for limiting exchange activity in a manner that serves the purposes of the Policy as determined by the Frequent Trading Review Committee (comprised of the Hartford HLS Funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its policy in lieu of this Policy and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in Hartford HLS Fund shares resulting from the manner in which the NAV of the Hartford HLS Funds’ shares is determined each day. Frequent trading in Hartford HLS Fund shares can dilute the value of long-term shareholders’ interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Hartford HLS Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the Hartford HLS Funds’ defenses against harmful excessive trading in Hartford HLS Fund shares. For additional information concerning the Hartford HLS Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, each Hartford HLS Fund is treated as a separate taxpayer. Each Hartford HLS Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code, as amended. By so qualifying, a Hartford HLS Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each Hartford HLS Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a Hartford HLS Fund are not subject to federal income tax on Hartford HLS Fund earnings and distributions or on gains realized upon the sale or redemption of Hartford HLS Fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the Hartford HLS Funds, see “Taxes” in the SAI.

18

Variable Contract Owner Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a Hartford HLS Fund that is an investment portfolio of Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of Hartford HLS Funds differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a Hartford HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the Hartford HLS Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Plan Participant Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote Hartford HLS Fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The Hartford HLS Funds may advertise performance related information. Performance information about a Hartford HLS Fund is based on the Hartford HLS Fund’s past performance only and is no indication of future performance.

Each Hartford HLS Fund may include its total return in advertisements or other sales material. When a Hartford HLS Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Hartford HLS Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Hartford HLS Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Hartford HLS Funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the Hartford HLS Funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the Hartford HLS Funds’ performance information and will reduce an investor’s return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the Hartford HLS Funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each Hartford HLS Fund’s assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the Hartford HLS Funds.

19

FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund’s financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table for the fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2008 through December 31, 2009 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the fund’s financial statements and financial highlights, is included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any were included, returns would be lower.

20

FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS Funds:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford HLS Funds

c/o Individual Annuity Services

P.O. Box 5085

Hartford, CT  06102-5085

By Phone:

1-800-862-6668

On The Internet:

www.hartfordinvestor.com

In Person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section

Securities and Exchange Commission

Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:

Hartford Series Fund, Inc. 811-08629

21

American Funds Global Growth HLS Fund

Class IB:  HVLBX

Class IB Shares
Prospectus
May 1, 2010

Mutual Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed  upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

HARTFORD HLS FUNDS
c/o Individual Annuity Services
P.O. BOX 5085
HARTFORD, CT  06102-5085

[This Page Is Intentionally Left Blank]

3

MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). The fund has the same investment objective and limitations as the Master Fund in which it invests.  The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund’s Board of Directors determines that it is in the best interests of the fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the fund (as opposed to a cash distribution from the Master Fund).  The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HL Investment Advisors, LLC (“HL Advisors”) manage the fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund’s assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

Capital Research and Management Company (“CRMC”) serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

4

AMERICAN FUNDS GLOBAL GROWTH HLS FUND

SUMMARY SECTION

INVESTMENT GOAL. The American Funds Global Growth HLS Fund seeks growth of capital.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

CLASS IB (1)
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	[ ]%
Distribution and service (12b-1) fees	0.25%
Other expenses	[ ]%
Total operating expenses	[ ]%
Less waiver/ reimbursement(2)	[ ]%
Total net expenses	[ ]%
Master Fund expenses	[ ]%
Total master and feeder expenses	[ ]%

(1)          Because the fund invests all of its assets in the Master Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund.  The amounts shown under “Master Fund expenses” reflect the operating expenses of the Master Fund, including the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the expenses of both the fund and the Master Fund.

(2)          HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.75%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company.  This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS IB
Year 1	$	[ ]
Year 3	$	[ ]
Year 5	$	[ ]
Year 10	$	[ ]

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was       % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds (“Master Global Growth Fund”). The Master Global Growth Fund is designed for investors seeking long-term capital appreciation through stocks. The Master Global Growth Fund invests primarily in common stocks of companies located around the world. Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

5

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.  Investments in Emerging Markets Securities are generally subject to increased risks, including risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - If CRMC incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small-Cap and Mid-Cap Stock Risk — Stocks of smaller and mid-sized companies may be more risky than stocks of larger companies.  Many of these companies are young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.  The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  [Updated performance information is available at www.hartfordinvestor.com.]  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower for periods when fee waivers were in place

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

6

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was [     ]% ([     ] quarter, [     ]) and the lowest quarterly return was [     ]% ([     ] quarter, [     ]).

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based index.

Average annual total returns for periods ending December 31, 2009

	1 year		5 years		10 years
Class IB	[ ]	%	[ ]	%	[ ]	%
MSCI World Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%
Lipper Global Funds Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%

Indices:

The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global-developed market equity performance. The index consists of 23 developed-market country indices, including the United States. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. securities, as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

MANAGEMENT.  The Fund’s investment manager is HL Advisors.  The Master Fund’s investment manager is CRMC.

Portfolio Counselor for the Series/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund

Robert W. Lovelace (Vice President)	Senior Vice President — Capital World Investors	12 years

Steven T. Watson	Senior Vice President — Capital World Investors	11 years

Paul A. White	Senior Vice President — Capital World Investors	10 years

The funds’ SAI provides additional information about each portfolio counselor’s compensation, other accounts managed by each portfolio counselor and each portfolio counselor’s ownership of securities in the Master Funds.

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”) and certain qualified retirement plans.  You may invest indirectly in the fund through your purchase of a variable annuity or variable life insurance contract issued by a separate account or directly through a qualified retirement plan.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account or retirement plan through which you invest.

7

TAX INFORMATION.  Under current law, qualified retirement plan participants and owners of variable annuity and variable life insurance contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the retirement plan or variable contract. For information concerning the federal tax consequences to the purchasers of a variable annuity or variable life insurance contract, see the prospectus or other disclosure document for such variable contract.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is not sold directly to the general public but instead is offered as an underlying investment option for certain variable annuity and variable life insurance contracts and qualified retirement plans.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contracts.  The prospectus or other disclosure document for your variable contract may contain additional information about these payments.

8

ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The American Funds Global Growth HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds (“Master Global Growth Fund”). The Master Global Growth Fund is designed for investors seeking long-term capital appreciation through stocks. The Master Global Growth Fund invests primarily in common stocks of companies located around the world. Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.  Investments in Emerging Markets Securities are generally subject to increased risks, including risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - If CRMC incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small-Cap and Mid-Cap Stock Risk — Stocks of smaller and mid-sized companies may be more risky than stocks of larger companies.  Many of these companies are young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Additional Risks and Investment Information.

Many factors affect the Master Fund’s performance.  There is no assurance that the Master Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information contains more detailed information about the Master Fund’s investment policies and risks.

Equity Securities

Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. An investment in any equity security is subject to the following risks:

•                  Market Risk: The risk that the stock market as a whole may decline, thereby depressing the stock’s price.

•                  Financial Risk: The risk that the price of a particular issuer’s stock may decline due to its financial results.

Fixed-Income Securities

An investment in any fixed income security is subject to the following risks:

•                  Credit Risk: The risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument.

•                  Interest Rate Risk: The risk that the value of the security will fall as interest rates rise.

Also, securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

9

Options, Futures, and Other Derivatives

The Master Fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit the Master Fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for the Master Fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.  Derivatives are also used to seek to manage risk by hedging the Master Fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives include:

•                  If the issuer of the derivative instrument does not pay the amount due, the Master Fund could lose money.

•                  The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the Master Fund’s manager expected, which could result in losses to the Master Fund or increase volatility in the Master Fund’s performance.

•                  Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).

•                  Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

Foreign Investments

Foreign investments include investments in

•                  Securities of foreign issuers and loans of foreign borrowers, including

•                  companies organized outside the United States (unless the company’s economic fortunes and risks are primarily linked with U.S. markets)

•                  foreign governments and agencies or instrumentalities of foreign governments

•                  issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States

•                  Non-dollar securities:  Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Foreign investments may be affected by the following:

•                  changes in currency rates

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  decreased liquidity

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political or social instability or diplomatic developments in a foreign country

•                  differences in individual foreign economies

Emerging Markets

When compared to the securities markets of more developed countries, the securities markets of most Central and South American, African, Middle Eastern, certain Asian and Eastern European and other emerging countries are subject to the following risks:

•                  illiquidity

•                  increased price volatility

•                  smaller market capitalizations

•                  less government regulation

•                  less extensive and less frequent accounting, financial and other reporting requirements

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Small-capitalization Companies

Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to

•                  less certain growth prospects

•                  lower degree of liquidity in the markets for such stocks

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•                  thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

•                  limited product lines, markets or financial resources

•                  dependence on a few key management personnel

•                  increased susceptibility to losses and bankruptcy

•                  increased transaction costs

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies, including exchange traded funds (ETFs), are subject to the following statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”):  Absent an available exemption, the Master Fund may not

•                  acquire more than 3% of the voting shares of any other investment company,

•                  invest more than 5% of the Master Fund’s total assets in securities of any one investment company, and

•                  invest more than 10% of its total assets in securities of all investment companies.

ETFs:  Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index.  Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations discussed above, subject to certain conditions.  The Master Fund may rely on these exemptive orders to invest in unaffiliated ETFs.  An investment in an ETF generally presents the following risks:

•                  the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies

•                  the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective

•                  price fluctuation, resulting in a loss to the Master Fund

•                  the risk that an ETF may trade at a discount to its NAV

•                  the risk that an active market for an ETF’s shares may not develop or be maintained

•                  the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees.  The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests.

Illiquid Securities

•                  In General. Securities purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

•                  Limitation on Illiquid Investments. If one or more instruments in the Master Fund’s portfolio become illiquid, the Master Fund may exceed its limit on illiquid instruments. In the event that this occurs, the Master Fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force the Master Fund to liquidate any portfolio instrument where the Master Fund would suffer a loss on the sale of that instrument.

•                  Valuation of Illiquid Investments. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect the Master Fund’s NAV. For more information on fair valuation, please see ‘‘Determination of Net Asset Value’’

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds managed by the investment manager or a sub-adviser) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed without approval of the shareholders of the Fund.  The Fund may not be able to achieve its goal.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

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Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Investment Policies

The Fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in the Fund’s Principal Investment Strategy section. This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. The name of the Fund may be changed at any time by a vote of the Fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the fund’s Statement of Additional Information (“SAI”) which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address).  When you request a copy of the fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the fund’s policies and procedures regarding the release of portfolio holdings information is available in the fund’s SAI.  However, under the master-feeder structure, the fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

HL Investment Advisors, LLC (“HL Advisors”) is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, HL Advisors will provide those services for the fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of theMaster Fund; (ii) providing information to the Board of Directors to enable it to make all necessary decisions regarding whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund.  HL Advisors is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with $[     ] billion in assets under management as of December 31, 2009. HL Advisors had approximately $45.1 billion in assets under management as of December 31, 2009. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the “SEC”) that permits HL Advisors, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval.  Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HL Advisors, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

A discussion regarding the basis for the fund’s Board of Directors’ approval of the investment management agreements is available in the fund’s annual report to shareholders covering the period ending December 31, 2009.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.  As of December 31, 2009, CRMC managed more than $1 trillion in assets.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  CRMC and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give CRMC the authority to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders approved this arrangement a a meeting of shareholders on November 24, 2009.  There is no assurance that CRMC will incorporate its investment divisions or seek shareholder vote to exercise any authority, if granted, under an exemptive order.  In addition, shareholders approved a proposal to reorganize the series into a Delaware Statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee paid to CRMC for the year ended December 31, 2009, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.53%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2009.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors.  Counselors decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

The primary individual portfolio counselors for the Master Fund are:

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Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund

Robert W. Lovelace (Vice President)	12 years (since the Master Fund’s inception)	Senior Vice President — Capital World Investors. Investment professional for 24 years; all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Steven T. Watson	7 years (plus 4 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital World Investors. Investment professional for 22 years in total; 19 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Paul A. White	5 years (plus 5 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital World Investors. Investment professional for 21 years in total; 10 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Hartford HLS Fund Shares

Hartford HLS Funds may offer their shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts. The Hartford HLS Funds may also offer their shares to certain qualified retirement plans (the “Plans”).

Each Hartford HLS Fund has authorized two classes of shares: Class IA shares and Class IB shares. For each Hartford HLS Fund, the two classes of shares represent an investment in the same Hartford HLS Fund but are subject to different expenses and have different prices and performance.

Many of the Accounts are registered with the SEC as investment companies. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Hartford HLS Funds are sold by Hartford Securities Distribution Company, Inc. (the “Distributor”) in a continuous offering to the Accounts and the Plans net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Hartford HLS Fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares and Class IB shares of the Hartford HLS Funds at net asset value without sales or redemption charges.

For each day on which a Hartford HLS Fund’s net asset value is calculated, the Accounts transmit to the Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the Hartford HLS Funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although they would not normally do so, the Hartford HLS Funds have the right to pay the redemption price of shares of the Hartford HLS Funds in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Hartford HLS Funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable Hartford HLS Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular Hartford HLS Fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a Hartford HLS Fund. To the extent that such classes of investors are invested in the same Hartford HLS Fund when a conflict of interest arises that might involve the Hartford HLS Fund, one or more of such classes of investors could be disadvantaged. The Hartford HLS Funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each Hartford HLS Fund’s Board of Directors will monitor each Hartford HLS Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the Hartford HLS Funds or substitute shares of another Hartford HLS Fund for the current Hartford HLS Fund. This, in turn, could cause a Hartford HLS Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons (“Servicing Intermediaries”) for Subaccounting, Administrative and/or Shareholder Processing Services

In addition to the Rule 12b-1 fees paid by the Hartford HLS Funds on Class IB shares, the transfer agent and its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the Hartford HLS Funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the Hartford HLS Funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the Hartford HLS Funds attributable to a particular Servicing Intermediary. For the year ended December 31, 2009, the transfer agent accrued approximately $[        ] in total Servicing Payments to Servicing Intermediaries and accruals of Servicing Payments did not exceed $[        ] for any Servicing Intermediary.

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As of January 1, 2010, the transfer agent has entered into arrangements to pay Servicing Compensation to: [ACS HR Solutions, LLC; ADP Broker-Dealer, Inc.; BenefitStreet, Inc.; Ascensus, Inc.; Charles Schwab & Co.; CitiStreet, LLC; Diversified Investment Advisors, Inc.; Edgewood Services, Inc. and Retirement Plan Services Company of America; Fidelity Brokerage Services LLC and National Financial Services LLC; Fidelity Investments Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Financial Advisers LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC and AMG Service Corp.; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mid Atlantic Capital Corp.; Nationwide Retirement Solutions, Inc.; Newport Retirement Services, Inc.; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Principal Life Insurance Company; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; Teachers Insurance and Annuity Association of America; The 401(k) Company, Inc. (purchased by Charles Schwab & Co.); Charles Schwab Trust Company; The Northern Trust Company; The Retirement Plan Company, LLC; The Vanguard Group, Inc.; US Bank; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company.] The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Class IB Shares Distribution Plan

Each Company, on behalf of its respective Hartford HLS Fund, has adopted a separate distribution plan (the “Distribution Plan”) for its Class IB shares pursuant to appropriate resolutions of each Company’s board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges. Pursuant to the Distribution Plan, each Hartford HLS Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Hartford HLS Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each Hartford HLS Fund may pay annually up to 0.25% of the average daily net assets of the Hartford HLS Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Hartford HLS Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Hartford HLS Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of a Hartford HLS Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (d) expenses relating to the development, preparation, printing, and mailing of Hartford HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of a Hartford HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of a Hartford HLS Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Hartford HLS Fund investment objectives and policies and other information about a Hartford HLS Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of a Hartford HLS Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of a Hartford HLS Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of a Hartford HLS Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the respective Hartford HLS Fund’s board of directors, including at least a majority of directors who are not interested persons of each Hartford HLS Fund as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of each Hartford HLS Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Hartford HLS Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the Hartford HLS Funds. Because the fees paid by the Hartford HLS Funds under the Distribution Plan are paid out of each Hartford HLS Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s or plan participant’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the fund invests.

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Determination of Net Asset Value

The net asset value (“NAV”) is determined for the fund as of the close of regular trading on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The NAV of the fund is determined by dividing the value of the fund’s net assets by the number of shares outstanding.  The NAV of the fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

Each fund’s Board of Directors has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  The current policy for each fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each fund reserves the right to change its dividend distribution policy at the discretion of its Board of Directors.

Frequent Purchases and Redemptions of Fund Shares

Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of a Hartford HLS Fund by a Hartford HLS Fund’s shareholder can disrupt the management of the Hartford HLS Fund, negatively affect the Hartford HLS Fund’s performance, and increase expenses for all Hartford HLS Fund shareholders. In particular, frequent trading (i) can force a Hartford HLS Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the Hartford HLS Fund, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Hartford HLS Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Hartford HLS Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies can dilute a Hartford HLS Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including through variable contracts issued by Hartford Life and IRS-qualified investment plans, such as employer-sponsored retirement plans. While some individual investors participate through Plans, the majority of investors invest through variable contract separate accounts maintained by Hartford Life which in turn invest in the Hartford HLS Funds. In most cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the Hartford HLS Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds challenge the Hartford HLS Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the Hartford HLS Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the Hartford HLS Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Hartford HLS Fund shares by Hartford HLS Fund shareholders. The Hartford HLS Funds’ policy is to discourage investors from trading in a Hartford HLS Fund’s shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of Hartford HLS Fund shares to the extent practicable. In addition, it is the Hartford HLS Funds’ policy to require the sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund and for Hartford Life to review and respond to such reports. The Hartford HLS Funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The Hartford HLS Funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason.  In making determinations concerning the revocation of exchange privileges, the Hartford HLS Funds may consider an investor’s trading history in any of the Hartford HLS Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other

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individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

In addition to the variable contracts described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts. The Boards of Directors of the Hartford HLS Funds has adopted policies and procedures relating to excessive trading in shares of the Hartford HLS Funds through qualified plan omnibus accounts directly in the Hartford HLS Funds (the “Policy”). With respect to investors who invest directly in the Hartford HLS Funds through qualified plans omnibus accounts, it is the Policy of the Hartford HLS Funds to permit only two “substantive round trips” by an investor within any single Hartford HLS Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into the same Hartford HLS Fund and a redemption of or an exchange out of the same Hartford HLS Fund in a dollar amount set by the Hartford HLS Funds’ sub-transfer agent, in the reasonable exercise of its discretion. When an additional transaction request for the Hartford HLS Fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such Hartford HLS Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. Any transaction not initiated by a shareholder or their registered representative, or that are part of a systematic program, will be exempted from the Policy. In addition, the Money Market HLS Fund is excluded from this policy.

In the case of actual or suspected excessive trading through qualified plan omnibus accounts maintained by financial intermediaries, the Hartford HLS Funds’ sub-transfer agent, Hartford Administrative Services Company (“HASCO”) shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the Hartford HLS Funds’ procedures with respect to omnibus accounts will be as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the Hartford HLS Funds) for limiting exchange activity in a manner that serves the purposes of the Policy as determined by the Frequent Trading Review Committee (comprised of the Hartford HLS Funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its policy in lieu of this Policy and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in Hartford HLS Fund shares resulting from the manner in which the NAV of the Hartford HLS Funds’ shares is determined each day. Frequent trading in Hartford HLS Fund shares can dilute the value of long-term shareholders’ interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Hartford HLS Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the Hartford HLS Funds’ defenses against harmful excessive trading in Hartford HLS Fund shares. For additional information concerning the Hartford HLS Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, each Hartford HLS Fund is treated as a separate taxpayer. Each Hartford HLS Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code, as amended. By so qualifying, a Hartford HLS Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each Hartford HLS Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a Hartford HLS Fund are not subject to federal income tax on Hartford HLS Fund earnings and distributions or on gains realized upon the sale or redemption of Hartford HLS Fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the Hartford HLS Funds, see “Taxes” in the SAI.

18

Variable Contract Owner Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a Hartford HLS Fund that is an investment portfolio of Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of Hartford HLS Funds differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a Hartford HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the Hartford HLS Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Plan Participant Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote Hartford HLS Fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The Hartford HLS Funds may advertise performance related information. Performance information about a Hartford HLS Fund is based on the Hartford HLS Fund’s past performance only and is no indication of future performance.

Each Hartford HLS Fund may include its total return in advertisements or other sales material. When a Hartford HLS Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Hartford HLS Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Hartford HLS Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Hartford HLS Funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the Hartford HLS Funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the Hartford HLS Funds’ performance information and will reduce an investor’s return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the Hartford HLS Funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each Hartford HLS Fund’s assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the Hartford HLS Funds.

19

FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund’s financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table for the fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2008 through December 31, 2009 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the fund’s financial statements and financial highlights, is included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any were included, returns would be lower.

20

FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS Funds:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT  06102-5085

By Phone:

1-800-862-6668

On The Internet:

www.hartfordinvestor.com

In Person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:

Hartford Series Fund, Inc. 811-08629

21

American Funds Global Growth and Income HLS Fund

Class IA Shares
Prospectus
May 1, 2010

Mutual Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

HARTFORD HLS FUNDS

c/o Individual Annuity Services

P.O. BOX 5085

HARTFORD, CT  06102-5085

[This Page Is Intentionally Left Blank]

3

MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). The fund has the same investment objective and limitations as the Master Fund in which it invests.  The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund’s Board of Directors determines that it is in the best interests of the fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the fund (as opposed to a cash distribution from the Master Fund).  The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HL Investment Advisors, LLC (“HL Advisors”) manage the fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund’s assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

Capital Research and Management Company (“CRMC”) serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

4

GLOBAL GROWTH AND INCOME FUND

SUMMARY SECTION

INVESTMENT GOAL. The American Funds Global Growth and Income HLS Fund seeks growth of capital over time and current income.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

CLASS IA (1)
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	[ ]%
Distribution and service (12b-1) fees	None
Other expenses	[ ]%
Total operating expenses	[ ]%
Less waiver/ reimbursement(2)	[ ]%
Total net expenses	[ ]%
Master Fund expenses	[ ]%
Total master and feeder expenses	[ ]%

(1)          Because the fund invests all of its assets in the Master Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund.  The amounts shown under “Master Fund expenses” reflect the operating expenses of the Master Fund, including the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the expenses of both the fund and the Master Fund.

(2)          HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.55%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company.  This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS IA
Year 1	$	[ ]
Year 3	$	[ ]
Year 5	$	[ ]
Year 10	$	[ ]

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was       % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Growth and Income Fund, a series of the American Funds (“Master Global Growth and Income Fund”). The Master Global Growth and Income Fund is designed for investors seeking both long-term capital appreciation and current income. The Master Global Growth and Income Fund invests primarily in stocks of well-established companies located around the world. The Master Global Growth and Income Fund may invest a significant portion of its assets outside the United States. For temporary defensive purposes, the Master Global Growth and Income Fund will invest principally or entirely in securities that are denominated in U.S. dollars or whose issuers are domiciled in the United States. In pursuing its objective, the Master Global Growth and Income Fund tends to invest in stocks that CRMC believes to be relatively resilient to market declines.

5

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.  Investments in Emerging Markets Securities are generally subject to increased risks, including risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - If CRMC incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Income Risk - Falling interest rates create the potential for a decline in the fund’s income.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Master-Feeder Structure Risk - In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small-Cap and Mid-Cap Stock Risk - Stocks of smaller and mid-sized companies may be more risky than stocks of larger companies.  Many of these companies are young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.  The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  [Updated performance information is available at www.hartfordinvestor.com.]  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower for periods when fee waivers were in place

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

6

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was [     ]% ([     ] quarter, [     ]) and the lowest quarterly return was [     ]% ([     ] quarter, [     ]).

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based index.

Average annual total returns for periods ending December 31, 2009

	1 year		Life of Master Fund(1)
Class IA	[ ]	%	[ ]	%
MSCI All Country World Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%
MSCI World Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%

(1) Inception date is May 1, 2006.

Indices:

The MSCI AC (All Country) World Index is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 48 developed and emerging market country indices. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global-developed market equity performance. The index consists of 23 developed-market country indices, including the United States. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

MANAGEMENT.  The Fund’s investment manager is HL Advisors.  The Master Fund’s investment manager is CRMC.

Portfolio Counselor for the Series/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund

Gregg E. Ireland	Senior Vice President — Capital World Investors	3 years

Andrew B. Suzman	Senior Vice President — Capital World Investors	Less than 1 year

Steven T. Watson	Senior Vice President — Capital World Investors	3 years

The funds’ SAI provides additional information about each portfolio counselor’s compensation, other accounts managed by each portfolio counselor and each portfolio counselor’s ownership of securities in the Master Funds.

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”) and certain qualified retirement plans.  You may invest indirectly in the fund through your purchase of a variable annuity or variable life insurance contract issued by a separate account or directly through a qualified retirement plan.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account or retirement plan through which you invest.

7

TAX INFORMATION.  Under current law, qualified retirement plan participants and owners of variable annuity and variable life insurance contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the retirement plan or variable contract. For information concerning the federal tax consequences to the purchasers of a variable annuity or variable life insurance contract, see the prospectus or other disclosure document for such variable contract.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is not sold directly to the general public but instead is offered as an underlying investment option for certain variable annuity and variable life insurance contracts and qualified retirement plans.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contracts.  The prospectus or other disclosure document for your variable contract may contain additional information about these payments.

8

ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The American Funds Global Growth and Income HLS Fund seeks growth of capital over time and current income.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Growth and Income Fund, a series of the American Funds (“Master Global Growth and Income Fund”). The Master Global Growth and Income Fund is designed for investors seeking both long-term capital appreciation and current income. The Master Global Growth and Income Fund invests primarily in stocks of well-established companies located around the world. The Master Global Growth and Income Fund may invest a significant portion of its assets outside the United States. For temporary defensive purposes, the Master Global Growth and Income Fund will invest principally or entirely in securities that are denominated in U.S. dollars or whose issuers are domiciled in the United States. In pursuing its objective, the Master Global Growth and Income Fund tends to invest in stocks that CRMC believes to be relatively resilient to market declines.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.  Investments in Emerging Markets Securities are generally subject to increased risks, including risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - If CRMC incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Income Risk — Falling interest rates create the potential for a decline in the fund’s income.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small-Cap and Mid-Cap Stock Risk — Stocks of smaller and mid-sized companies may be more risky than stocks of larger companies.  Many of these companies are young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Additional Risks and Investment Information.

Many factors affect the Master Fund’s performance.  There is no assurance that the Master Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information contains more detailed information about the Master Fund’s investment policies and risks.

Equity Securities

Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. An investment in any equity security is subject to the following risks:

•                  Market Risk: The risk that the stock market as a whole may decline, thereby depressing the stock’s price.

•                  Financial Risk: The risk that the price of a particular issuer’s stock may decline due to its financial results.

Fixed-Income Securities

An investment in any fixed income security is subject to the following risks:

•                  Credit Risk: The risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument.

9

•                  Interest Rate Risk: The risk that the value of the security will fall as interest rates rise.

Also, securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Options, Futures, and Other Derivatives

The Master Fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit the Master Fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for the Master Fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.  Derivatives are also used to seek to manage risk by hedging the Master Fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives include:

•                  If the issuer of the derivative instrument does not pay the amount due, the Master Fund could lose money.

•                  The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the Master Fund’s manager expected, which could result in losses to the Master Fund or increase volatility in the Master Fund’s performance.

•                  Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).

•                  Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

Foreign Investments

Foreign investments include investments in

•                  Securities of foreign issuers and loans of foreign borrowers, including

•                  companies organized outside the United States (unless the company’s economic fortunes and risks are primarily linked with U.S. markets)

•                  foreign governments and agencies or instrumentalities of foreign governments

•                  issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States

•                  Non-dollar securities:  Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Foreign investments may be affected by the following:

•                  changes in currency rates

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  decreased liquidity

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political or social instability or diplomatic developments in a foreign country

•                  differences in individual foreign economies

Emerging Markets

When compared to the securities markets of more developed countries, the securities markets of most Central and South American, African, Middle Eastern, certain Asian and Eastern European and other emerging countries are subject to the following risks:

•                  illiquidity

•                  increased price volatility

•                  smaller market capitalizations

•                  less government regulation

•                  less extensive and less frequent accounting, financial and other reporting requirements

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Small-capitalization Companies

Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to

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•                  less certain growth prospects

•                  lower degree of liquidity in the markets for such stocks

•                  thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

•                  limited product lines, markets or financial resources

•                  dependence on a few key management personnel

•                  increased susceptibility to losses and bankruptcy

•                  increased transaction costs

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies, including exchange traded funds (ETFs), are subject to the following statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”):  Absent an available exemption, the Master Fund may not

•                  acquire more than 3% of the voting shares of any other investment company,

•                  invest more than 5% of the Master Fund’s total assets in securities of any one investment company, and

•                  invest more than 10% of its total assets in securities of all investment companies.

ETFs:  Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index.  Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations discussed above, subject to certain conditions.  The Master Fund may rely on these exemptive orders to invest in unaffiliated ETFs.  An investment in an ETF generally presents the following risks:

•                  the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies

•                  the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective

•                  price fluctuation, resulting in a loss to the Master Fund

•                  the risk that an ETF may trade at a discount to its NAV

•                  the risk that an active market for an ETF’s shares may not develop or be maintained

•                  the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees.  The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests.

Illiquid Securities

•                  In General. Securities purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

•                  Limitation on Illiquid Investments. If one or more instruments in the Master Fund’s portfolio become illiquid, the Master Fund may exceed its limit on illiquid instruments. In the event that this occurs, the Master Fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force the Master Fund to liquidate any portfolio instrument where the Master Fund would suffer a loss on the sale of that instrument.

•                  Valuation of Illiquid Investments. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect the Master Fund’s NAV. For more information on fair valuation, please see ‘‘Determination of Net Asset Value’’

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds managed by the investment manager or a sub-adviser) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed without approval of the shareholders of the Fund.  The Fund may not be able to achieve its goal.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

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Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Investment Policies

The Fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in the Fund’s Principal Investment Strategy section. This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. The name of the Fund may be changed at any time by a vote of the Fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the fund’s Statement of Additional Information (“SAI”) which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address).  When you request a copy of the fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the fund’s policies and procedures regarding the release of portfolio holdings information is available in the fund’s SAI.  However, under the master-feeder structure, the fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

HL Investment Advisors, LLC (“HL Advisors”) is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, HL Advisors will provide those services for the fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of theMaster Fund; (ii) providing information to the Board of Directors to enable it to make all necessary decisions regarding whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund.  HL Advisors is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with $[     ] billion in assets under management as of December 31, 2009. HL Advisors had approximately $45.1 billion in assets under management as of December 31, 2009. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the “SEC”) that permits HL Advisors, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval.  Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HL Advisors, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

A discussion regarding the basis for the fund’s Board of Directors’ approval of the investment management agreements is available in the fund’s annual report to shareholders covering the period ending December 31, 2009.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.  As of December 31, 2009, CRMC managed more than $1 trillion in assets.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  CRMC and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give CRMC the authority to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders approved this arrangement a a meeting of shareholders on November 24, 2009.  There is no assurance that CRMC will incorporate its investment divisions or seek shareholder vote to exercise any authority, if granted, under an exemptive order.  In addition, shareholders approved a proposal to reorganize the series into a Delaware Statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee paid to CRMC for the year ended December 31, 2009, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.59%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2009.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors.  Counselors decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

The primary individual portfolio counselors for the Master Fund are:

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Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund

Gregg E. Ireland	3 years (since the Master Fund’s inception)	Senior Vice President - Capital World Investors. Investment professional for 37 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Andrew B. Suzman	Less than 1 year	Senior Vice President - Capital World Investors. Investment professional for 16 years; all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Steven T. Watson	3 years (since the Master Fund’s inception)	Senior Vice President - Capital World Investors. Investment professional for 22 years in total; 19 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Hartford HLS Fund Shares

Hartford HLS Funds may offer their shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts. The Hartford HLS Funds may also offer their shares to certain qualified retirement plans (the “Plans”).

Each Hartford HLS Fund has authorized two classes of shares: Class IA shares and Class IB shares. For each Hartford HLS Fund, the two classes of shares represent an investment in the same Hartford HLS Fund but are subject to different expenses and have different prices and performance.

Many of the Accounts are registered with the SEC as investment companies. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Hartford HLS Funds are sold by Hartford Securities Distribution Company, Inc. (the “Distributor”) in a continuous offering to the Accounts and the Plans net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Hartford HLS Fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares and Class IB shares of the Hartford HLS Funds at net asset value without sales or redemption charges.

For each day on which a Hartford HLS Fund’s net asset value is calculated, the Accounts transmit to the Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the Hartford HLS Funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although they would not normally do so, the Hartford HLS Funds have the right to pay the redemption price of shares of the Hartford HLS Funds in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Hartford HLS Funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable Hartford HLS Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular Hartford HLS Fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a Hartford HLS Fund. To the extent that such classes of investors are invested in the same Hartford HLS Fund when a conflict of interest arises that might involve the Hartford HLS Fund, one or more of such classes of investors could be disadvantaged. The Hartford HLS Funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each Hartford HLS Fund’s Board of Directors will monitor each Hartford HLS Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the Hartford HLS Funds or substitute shares of another Hartford HLS Fund for the current Hartford HLS Fund. This, in turn, could cause a Hartford HLS Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons (“Servicing Intermediaries”) for Subaccounting, Administrative and/or Shareholder Processing Services

In addition to the Rule 12b-1 fees paid by the Hartford HLS Funds on Class IB shares, the transfer agent and its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the Hartford HLS Funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the Hartford HLS Funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the Hartford HLS Funds attributable to a particular Servicing Intermediary. For the year ended December 31, 2009, the transfer agent accrued approximately $[        ] in total Servicing Payments to Servicing Intermediaries and accruals of Servicing Payments did not exceed $[        ] for any Servicing Intermediary.

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As of January 1, 2010, the transfer agent has entered into arrangements to pay Servicing Compensation to: [ACS HR Solutions, LLC; ADP Broker-Dealer, Inc.; BenefitStreet, Inc.; Ascensus, Inc.; Charles Schwab & Co.; CitiStreet, LLC; Diversified Investment Advisors, Inc.; Edgewood Services, Inc. and Retirement Plan Services Company of America; Fidelity Brokerage Services LLC and National Financial Services LLC; Fidelity Investments Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Financial Advisers LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC and AMG Service Corp.; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mid Atlantic Capital Corp.; Nationwide Retirement Solutions, Inc.; Newport Retirement Services, Inc.; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Principal Life Insurance Company; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; Teachers Insurance and Annuity Association of America; The 401(k) Company, Inc. (purchased by Charles Schwab & Co.); Charles Schwab Trust Company; The Northern Trust Company; The Retirement Plan Company, LLC; The Vanguard Group, Inc.; US Bank; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company.] The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Class IB Shares Distribution Plan

Each Company, on behalf of its respective Hartford HLS Fund, has adopted a separate distribution plan (the “Distribution Plan”) for its Class IB shares pursuant to appropriate resolutions of each Company’s board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges. Pursuant to the Distribution Plan, each Hartford HLS Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Hartford HLS Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each Hartford HLS Fund may pay annually up to 0.25% of the average daily net assets of the Hartford HLS Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Hartford HLS Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Hartford HLS Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of a Hartford HLS Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (d) expenses relating to the development, preparation, printing, and mailing of Hartford HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of a Hartford HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of a Hartford HLS Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Hartford HLS Fund investment objectives and policies and other information about a Hartford HLS Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of a Hartford HLS Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of a Hartford HLS Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of a Hartford HLS Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the respective Hartford HLS Fund’s board of directors, including at least a majority of directors who are not interested persons of each Hartford HLS Fund as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of each Hartford HLS Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Hartford HLS Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the Hartford HLS Funds. Because the fees paid by the Hartford HLS Funds under the Distribution Plan are paid out of each Hartford HLS Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s or plan participant’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the fund invests.

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Determination of Net Asset Value

The net asset value (“NAV”) is determined for the fund as of the close of regular trading on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The NAV of the fund is determined by dividing the value of the fund’s net assets by the number of shares outstanding.  The NAV of the fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

Each fund’s Board of Directors has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  The current policy for each fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each fund reserves the right to change its dividend distribution policy at the discretion of its Board of Directors.

Frequent Purchases and Redemptions of Fund Shares

Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of a Hartford HLS Fund by a Hartford HLS Fund’s shareholder can disrupt the management of the Hartford HLS Fund, negatively affect the Hartford HLS Fund’s performance, and increase expenses for all Hartford HLS Fund shareholders. In particular, frequent trading (i) can force a Hartford HLS Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the Hartford HLS Fund, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Hartford HLS Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Hartford HLS Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies can dilute a Hartford HLS Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including through variable contracts issued by Hartford Life and IRS-qualified investment plans, such as employer-sponsored retirement plans. While some individual investors participate through Plans, the majority of investors invest through variable contract separate accounts maintained by Hartford Life which in turn invest in the Hartford HLS Funds. In most cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the Hartford HLS Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds challenge the Hartford HLS Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the Hartford HLS Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the Hartford HLS Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Hartford HLS Fund shares by Hartford HLS Fund shareholders. The Hartford HLS Funds’ policy is to discourage investors from trading in a Hartford HLS Fund’s shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of Hartford HLS Fund shares to the extent practicable. In addition, it is the Hartford HLS Funds’ policy to require the sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund and for Hartford Life to review and respond to such reports. The Hartford HLS Funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The Hartford HLS Funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason.  In making determinations concerning the revocation of exchange privileges, the Hartford HLS Funds may consider an investor’s trading history in any of the Hartford HLS Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other

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individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

In addition to the variable contracts described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts. The Boards of Directors of the Hartford HLS Funds has adopted policies and procedures relating to excessive trading in shares of the Hartford HLS Funds through qualified plan omnibus accounts directly in the Hartford HLS Funds (the “Policy”). With respect to investors who invest directly in the Hartford HLS Funds through qualified plans omnibus accounts, it is the Policy of the Hartford HLS Funds to permit only two “substantive round trips” by an investor within any single Hartford HLS Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into the same Hartford HLS Fund and a redemption of or an exchange out of the same Hartford HLS Fund in a dollar amount set by the Hartford HLS Funds’ sub-transfer agent, in the reasonable exercise of its discretion. When an additional transaction request for the Hartford HLS Fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such Hartford HLS Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. Any transaction not initiated by a shareholder or their registered representative, or that are part of a systematic program, will be exempted from the Policy. In addition, the Money Market HLS Fund is excluded from this policy.

In the case of actual or suspected excessive trading through qualified plan omnibus accounts maintained by financial intermediaries, the Hartford HLS Funds’ sub-transfer agent, Hartford Administrative Services Company (“HASCO”) shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the Hartford HLS Funds’ procedures with respect to omnibus accounts will be as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the Hartford HLS Funds) for limiting exchange activity in a manner that serves the purposes of the Policy as determined by the Frequent Trading Review Committee (comprised of the Hartford HLS Funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its policy in lieu of this Policy and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in Hartford HLS Fund shares resulting from the manner in which the NAV of the Hartford HLS Funds’ shares is determined each day. Frequent trading in Hartford HLS Fund shares can dilute the value of long-term shareholders’ interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Hartford HLS Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the Hartford HLS Funds’ defenses against harmful excessive trading in Hartford HLS Fund shares. For additional information concerning the Hartford HLS Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, each Hartford HLS Fund is treated as a separate taxpayer. Each Hartford HLS Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code, as amended. By so qualifying, a Hartford HLS Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each Hartford HLS Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a Hartford HLS Fund are not subject to federal income tax on Hartford HLS Fund earnings and distributions or on gains realized upon the sale or redemption of Hartford HLS Fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the Hartford HLS Funds, see “Taxes” in the SAI.

18

Variable Contract Owner Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a Hartford HLS Fund that is an investment portfolio of Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of Hartford HLS Funds differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a Hartford HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the Hartford HLS Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Plan Participant Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote Hartford HLS Fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The Hartford HLS Funds may advertise performance related information. Performance information about a Hartford HLS Fund is based on the Hartford HLS Fund’s past performance only and is no indication of future performance.

Each Hartford HLS Fund may include its total return in advertisements or other sales material. When a Hartford HLS Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Hartford HLS Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Hartford HLS Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Hartford HLS Funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the Hartford HLS Funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the Hartford HLS Funds’ performance information and will reduce an investor’s return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the Hartford HLS Funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each Hartford HLS Fund’s assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the Hartford HLS Funds.

19

FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund’s financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table for the fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2008 through December 31, 2009 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the fund’s financial statements and financial highlights, is included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any were included, returns would be lower.

20

FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS Funds:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford HLS Funds

c/o Individual Annuity Services

P.O. Box 5085

Hartford, CT  06102-5085

By Phone:

1-800-862-6668

On The Internet:

www.hartfordinvestor.com

In Person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section

Securities and Exchange Commission

Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:

Hartford Series Fund, Inc. 811-08629

21

American Funds Global Growth and Income HLS Fund

Class IB:         HVIBX

Class IB Shares
Prospectus
May 1, 2010

Mutual Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed  upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

HARTFORD HLS FUNDS

c/o Individual Annuity Services

P.O. BOX 5085

HARTFORD, CT  06102-5085

[This Page Is Intentionally Left Blank]

3

MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). The fund has the same investment objective and limitations as the Master Fund in which it invests.  The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund’s Board of Directors determines that it is in the best interests of the fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the fund (as opposed to a cash distribution from the Master Fund).  The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HL Investment Advisors, LLC (“HL Advisors”) manage the fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund’s assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

Capital Research and Management Company (“CRMC”) serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

4

GLOBAL GROWTH AND INCOME FUND

SUMMARY SECTION

INVESTMENT GOAL. The American Funds Global Growth and Income HLS Fund seeks growth of capital over time and current income.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

CLASS IB (1)
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	[ ]%
Distribution and service (12b-1) fees	0.25%
Other expenses	[ ]%
Total operating expenses	[ ]%
Less waiver/ reimbursement(2)	[ ]%
Total net expenses	[ ]%
Master Fund expenses	[ ]%
Total master and feeder expenses	[ ]%

(1)         Because the fund invests all of its assets in the Master Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund.  The amounts shown under “Master Fund expenses” reflect the operating expenses of the Master Fund, including the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the expenses of both the fund and the Master Fund.

(2)         HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.55%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company.  This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS IB
Year 1	$	[ ]
Year 3	$	[ ]
Year 5	$	[ ]
Year 10	$	[ ]

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was       % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Growth and Income Fund, a series of the American Funds (“Master Global Growth and Income Fund”). The Master Global Growth and Income Fund is designed for investors seeking both long-term capital appreciation and current income. The Master Global Growth and Income Fund invests primarily in stocks of well-established companies located around the world. The Master Global Growth and Income Fund may invest a significant portion of its assets outside the United States. For temporary defensive purposes, the Master Global Growth and Income Fund will invest principally or entirely in securities that are denominated in U.S. dollars or whose issuers are domiciled in the United States. In pursuing its objective, the Master Global Growth and Income Fund tends to invest in stocks that CRMC believes to be relatively resilient to market declines.

5

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.  Investments in Emerging Markets Securities are generally subject to increased risks, including risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - If CRMC incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Income Risk — Falling interest rates create the potential for a decline in the fund’s income.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small-Cap and Mid-Cap Stock Risk — Stocks of smaller and mid-sized companies may be more risky than stocks of larger companies.  Many of these companies are young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.  The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  [Updated performance information is available at www.hartfordinvestor.com.]  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower for periods when fee waivers were in place

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

6

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was [     ]% ([     ] quarter, [     ]) and the lowest quarterly return was [     ]% ([     ] quarter, [     ]).

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based index.

Average annual total returns for periods ending December 31, 2009

	1 year		Life of Master Fund(1)
Class IB	[ ]	%	[ ]	%
MSCI All Country World Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%
MSCI World Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%

(1) Inception date is May 1, 2006.

Indices:

The MSCI AC (All Country) World Index is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 48 developed and emerging market country indices. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global-developed market equity performance. The index consists of 23 developed-market country indices, including the United States. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

MANAGEMENT.  The Fund’s investment manager is HL Advisors.  The Master Fund’s investment manager is CRMC.

Portfolio Counselor for the Series/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund

Gregg E. Ireland	Senior Vice President — Capital World Investors	3 years

Andrew B. Suzman	Senior Vice President — Capital World Investors	Less than 1 year

Steven T. Watson	Senior Vice President — Capital World Investors	3 years

The funds’ SAI provides additional information about each portfolio counselor’s compensation, other accounts managed by each portfolio counselor and each portfolio counselor’s ownership of securities in the Master Funds.

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”) and certain qualified retirement plans.  You may invest indirectly in the fund through your purchase of a variable annuity or variable life insurance contract issued by a separate account or directly through a qualified retirement plan.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account or retirement plan through which you invest.

7

TAX INFORMATION.  Under current law, qualified retirement plan participants and owners of variable annuity and variable life insurance contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the retirement plan or variable contract. For information concerning the federal tax consequences to the purchasers of a variable annuity or variable life insurance contract, see the prospectus or other disclosure document for such variable contract.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is not sold directly to the general public but instead is offered as an underlying investment option for certain variable annuity and variable life insurance contracts and qualified retirement plans.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contracts.  The prospectus or other disclosure document for your variable contract may contain additional information about these payments.

8

ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The American Funds Global Growth and Income HLS Fund seeks growth of capital over time and current income.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Growth and Income Fund, a series of the American Funds (“Master Global Growth and Income Fund”). The Master Global Growth and Income Fund is designed for investors seeking both long-term capital appreciation and current income. The Master Global Growth and Income Fund invests primarily in stocks of well-established companies located around the world. The Master Global Growth and Income Fund may invest a significant portion of its assets outside the United States. For temporary defensive purposes, the Master Global Growth and Income Fund will invest principally or entirely in securities that are denominated in U.S. dollars or whose issuers are domiciled in the United States. In pursuing its objective, the Master Global Growth and Income Fund tends to invest in stocks that CRMC believes to be relatively resilient to market declines.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.  Investments in Emerging Markets Securities are generally subject to increased risks, including risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - If CRMC incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Income Risk — Falling interest rates create the potential for a decline in the fund’s income.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small-Cap and Mid-Cap Stock Risk — Stocks of smaller and mid-sized companies may be more risky than stocks of larger companies.  Many of these companies are young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Additional Risks and Investment Information.

Many factors affect the Master Fund’s performance.  There is no assurance that the Master Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information contains more detailed information about the Master Fund’s investment policies and risks.

Equity Securities

Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. An investment in any equity security is subject to the following risks:

•                  Market Risk: The risk that the stock market as a whole may decline, thereby depressing the stock’s price.

•                  Financial Risk: The risk that the price of a particular issuer’s stock may decline due to its financial results.

Fixed-Income Securities

An investment in any fixed income security is subject to the following risks:

•                  Credit Risk: The risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument.

9

•                  Interest Rate Risk: The risk that the value of the security will fall as interest rates rise.

Also, securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Options, Futures, and Other Derivatives

The Master Fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit the Master Fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for the Master Fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.  Derivatives are also used to seek to manage risk by hedging the Master Fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives include:

•                  If the issuer of the derivative instrument does not pay the amount due, the Master Fund could lose money.

•                  The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the Master Fund’s manager expected, which could result in losses to the Master Fund or increase volatility in the Master Fund’s performance.

•                  Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).

•                  Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

Foreign Investments

Foreign investments include investments in

•                  Securities of foreign issuers and loans of foreign borrowers, including

•                  companies organized outside the United States (unless the company’s economic fortunes and risks are primarily linked with U.S. markets)

•                  foreign governments and agencies or instrumentalities of foreign governments

•                  issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States

•                  Non-dollar securities:  Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Foreign investments may be affected by the following:

•                  changes in currency rates

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  decreased liquidity

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political or social instability or diplomatic developments in a foreign country

•                  differences in individual foreign economies

Emerging Markets

When compared to the securities markets of more developed countries, the securities markets of most Central and South American, African, Middle Eastern, certain Asian and Eastern European and other emerging countries are subject to the following risks:

•                  illiquidity

•                  increased price volatility

•                  smaller market capitalizations

•                  less government regulation

•                  less extensive and less frequent accounting, financial and other reporting requirements

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Small-capitalization Companies

Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to

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•                  less certain growth prospects

•                  lower degree of liquidity in the markets for such stocks

•                  thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

•                  limited product lines, markets or financial resources

•                  dependence on a few key management personnel

•                  increased susceptibility to losses and bankruptcy

•                  increased transaction costs

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies, including exchange traded funds (ETFs), are subject to the following statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”):  Absent an available exemption, the Master Fund may not

•                  acquire more than 3% of the voting shares of any other investment company,

•                  invest more than 5% of the Master Fund’s total assets in securities of any one investment company, and

•                  invest more than 10% of its total assets in securities of all investment companies.

ETFs:  Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index.  Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations discussed above, subject to certain conditions.  The Master Fund may rely on these exemptive orders to invest in unaffiliated ETFs.  An investment in an ETF generally presents the following risks:

•                  the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies

•                  the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective

•                  price fluctuation, resulting in a loss to the Master Fund

•                  the risk that an ETF may trade at a discount to its NAV

•                  the risk that an active market for an ETF’s shares may not develop or be maintained

•                  the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees.  The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests.

Illiquid Securities

•                  In General. Securities purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

•                  Limitation on Illiquid Investments. If one or more instruments in the Master Fund’s portfolio become illiquid, the Master Fund may exceed its limit on illiquid instruments. In the event that this occurs, the Master Fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force the Master Fund to liquidate any portfolio instrument where the Master Fund would suffer a loss on the sale of that instrument.

•                  Valuation of Illiquid Investments. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect the Master Fund’s NAV. For more information on fair valuation, please see ‘‘Determination of Net Asset Value’’

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds managed by the investment manager or a sub-adviser) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed without approval of the shareholders of the Fund.  The Fund may not be able to achieve its goal.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

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Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Investment Policies

The Fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in the Fund’s Principal Investment Strategy section. This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. The name of the Fund may be changed at any time by a vote of the Fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the fund’s Statement of Additional Information (“SAI”) which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address).  When you request a copy of the fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the fund’s policies and procedures regarding the release of portfolio holdings information is available in the fund’s SAI.  However, under the master-feeder structure, the fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

HL Investment Advisors, LLC (“HL Advisors”) is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, HL Advisors will provide those services for the fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of theMaster Fund; (ii) providing information to the Board of Directors to enable it to make all necessary decisions regarding whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund.  HL Advisors is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with $[     ] billion in assets under management as of December 31, 2009. HL Advisors had approximately $45.1 billion in assets under management as of December 31, 2009. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the “SEC”) that permits HL Advisors, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval.  Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HL Advisors, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

A discussion regarding the basis for the fund’s Board of Directors’ approval of the investment management agreements is available in the fund’s annual report to shareholders covering the period ending December 31, 2009.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.  As of December 31, 2009, CRMC managed more than $1 trillion in assets.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  CRMC and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give CRMC the authority to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders approved this arrangement a a meeting of shareholders on November 24, 2009.  There is no assurance that CRMC will incorporate its investment divisions or seek shareholder vote to exercise any authority, if granted, under an exemptive order.  In addition, shareholders approved a proposal to reorganize the series into a Delaware Statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee paid to CRMC for the year ended December 31, 2009, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.59%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2009.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors.  Counselors decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

The primary individual portfolio counselors for the Master Fund are:

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Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund

Gregg E. Ireland	3 years (since the Master Fund’s inception)	Senior Vice President — Capital World Investors. Investment professional for 37 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Andrew B. Suzman	Less than 1 year	Senior Vice President — Capital World Investors. Investment professional for 16 years; all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Steven T. Watson	3 years (since the Master Fund’s inception)	Senior Vice President — Capital World Investors. Investment professional for 22 years in total; 19 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Hartford HLS Fund Shares

Hartford HLS Funds may offer their shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts. The Hartford HLS Funds may also offer their shares to certain qualified retirement plans (the “Plans”).

Each Hartford HLS Fund has authorized two classes of shares: Class IA shares and Class IB shares. For each Hartford HLS Fund, the two classes of shares represent an investment in the same Hartford HLS Fund but are subject to different expenses and have different prices and performance.

Many of the Accounts are registered with the SEC as investment companies. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Hartford HLS Funds are sold by Hartford Securities Distribution Company, Inc. (the “Distributor”) in a continuous offering to the Accounts and the Plans net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Hartford HLS Fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares and Class IB shares of the Hartford HLS Funds at net asset value without sales or redemption charges.

For each day on which a Hartford HLS Fund’s net asset value is calculated, the Accounts transmit to the Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the Hartford HLS Funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although they would not normally do so, the Hartford HLS Funds have the right to pay the redemption price of shares of the Hartford HLS Funds in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Hartford HLS Funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable Hartford HLS Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular Hartford HLS Fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a Hartford HLS Fund. To the extent that such classes of investors are invested in the same Hartford HLS Fund when a conflict of interest arises that might involve the Hartford HLS Fund, one or more of such classes of investors could be disadvantaged. The Hartford HLS Funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each Hartford HLS Fund’s Board of Directors will monitor each Hartford HLS Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the Hartford HLS Funds or substitute shares of another Hartford HLS Fund for the current Hartford HLS Fund. This, in turn, could cause a Hartford HLS Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons (“Servicing Intermediaries”) for Subaccounting, Administrative and/or Shareholder Processing Services

In addition to the Rule 12b-1 fees paid by the Hartford HLS Funds on Class IB shares, the transfer agent and its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the Hartford HLS Funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the Hartford HLS Funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the Hartford HLS Funds attributable to a particular Servicing Intermediary. For the year ended December 31, 2009, the transfer agent accrued approximately $[        ] in total Servicing Payments to Servicing Intermediaries and accruals of Servicing Payments did not exceed $[        ] for any Servicing Intermediary.

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As of January 1, 2010, the transfer agent has entered into arrangements to pay Servicing Compensation to: [ACS HR Solutions, LLC; ADP Broker-Dealer, Inc.; BenefitStreet, Inc.; Ascensus, Inc.; Charles Schwab & Co.; CitiStreet, LLC; Diversified Investment Advisors, Inc.; Edgewood Services, Inc. and Retirement Plan Services Company of America; Fidelity Brokerage Services LLC and National Financial Services LLC; Fidelity Investments Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Financial Advisers LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC and AMG Service Corp.; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mid Atlantic Capital Corp.; Nationwide Retirement Solutions, Inc.; Newport Retirement Services, Inc.; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Principal Life Insurance Company; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; Teachers Insurance and Annuity Association of America; The 401(k) Company, Inc. (purchased by Charles Schwab & Co.); Charles Schwab Trust Company; The Northern Trust Company; The Retirement Plan Company, LLC; The Vanguard Group, Inc.; US Bank; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company.] The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Class IB Shares Distribution Plan

Each Company, on behalf of its respective Hartford HLS Fund, has adopted a separate distribution plan (the “Distribution Plan”) for its Class IB shares pursuant to appropriate resolutions of each Company’s board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges. Pursuant to the Distribution Plan, each Hartford HLS Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Hartford HLS Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each Hartford HLS Fund may pay annually up to 0.25% of the average daily net assets of the Hartford HLS Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Hartford HLS Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Hartford HLS Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of a Hartford HLS Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (d) expenses relating to the development, preparation, printing, and mailing of Hartford HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of a Hartford HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of a Hartford HLS Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Hartford HLS Fund investment objectives and policies and other information about a Hartford HLS Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of a Hartford HLS Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of a Hartford HLS Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of a Hartford HLS Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the respective Hartford HLS Fund’s board of directors, including at least a majority of directors who are not interested persons of each Hartford HLS Fund as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of each Hartford HLS Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Hartford HLS Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the Hartford HLS Funds. Because the fees paid by the Hartford HLS Funds under the Distribution Plan are paid out of each Hartford HLS Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s or plan participant’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the fund invests.

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Determination of Net Asset Value

The net asset value (“NAV”) is determined for the fund as of the close of regular trading on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The NAV of the fund is determined by dividing the value of the fund’s net assets by the number of shares outstanding.  The NAV of the fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

Each fund’s Board of Directors has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  The current policy for each fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each fund reserves the right to change its dividend distribution policy at the discretion of its Board of Directors.

Frequent Purchases and Redemptions of Fund Shares

Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of a Hartford HLS Fund by a Hartford HLS Fund’s shareholder can disrupt the management of the Hartford HLS Fund, negatively affect the Hartford HLS Fund’s performance, and increase expenses for all Hartford HLS Fund shareholders. In particular, frequent trading (i) can force a Hartford HLS Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the Hartford HLS Fund, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Hartford HLS Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Hartford HLS Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies can dilute a Hartford HLS Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including through variable contracts issued by Hartford Life and IRS-qualified investment plans, such as employer-sponsored retirement plans. While some individual investors participate through Plans, the majority of investors invest through variable contract separate accounts maintained by Hartford Life which in turn invest in the Hartford HLS Funds. In most cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the Hartford HLS Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds challenge the Hartford HLS Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the Hartford HLS Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the Hartford HLS Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Hartford HLS Fund shares by Hartford HLS Fund shareholders. The Hartford HLS Funds’ policy is to discourage investors from trading in a Hartford HLS Fund’s shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of Hartford HLS Fund shares to the extent practicable. In addition, it is the Hartford HLS Funds’ policy to require the sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund and for Hartford Life to review and respond to such reports. The Hartford HLS Funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The Hartford HLS Funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason.  In making determinations concerning the revocation of exchange privileges, the Hartford HLS Funds may consider an investor’s trading history in any of the Hartford HLS Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other

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individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

In addition to the variable contracts described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts. The Boards of Directors of the Hartford HLS Funds has adopted policies and procedures relating to excessive trading in shares of the Hartford HLS Funds through qualified plan omnibus accounts directly in the Hartford HLS Funds (the “Policy”). With respect to investors who invest directly in the Hartford HLS Funds through qualified plans omnibus accounts, it is the Policy of the Hartford HLS Funds to permit only two “substantive round trips” by an investor within any single Hartford HLS Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into the same Hartford HLS Fund and a redemption of or an exchange out of the same Hartford HLS Fund in a dollar amount set by the Hartford HLS Funds’ sub-transfer agent, in the reasonable exercise of its discretion. When an additional transaction request for the Hartford HLS Fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such Hartford HLS Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. Any transaction not initiated by a shareholder or their registered representative, or that are part of a systematic program, will be exempted from the Policy. In addition, the Money Market HLS Fund is excluded from this policy.

In the case of actual or suspected excessive trading through qualified plan omnibus accounts maintained by financial intermediaries, the Hartford HLS Funds’ sub-transfer agent, Hartford Administrative Services Company (“HASCO”) shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the Hartford HLS Funds’ procedures with respect to omnibus accounts will be as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the Hartford HLS Funds) for limiting exchange activity in a manner that serves the purposes of the Policy as determined by the Frequent Trading Review Committee (comprised of the Hartford HLS Funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its policy in lieu of this Policy and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in Hartford HLS Fund shares resulting from the manner in which the NAV of the Hartford HLS Funds’ shares is determined each day. Frequent trading in Hartford HLS Fund shares can dilute the value of long-term shareholders’ interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Hartford HLS Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the Hartford HLS Funds’ defenses against harmful excessive trading in Hartford HLS Fund shares. For additional information concerning the Hartford HLS Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, each Hartford HLS Fund is treated as a separate taxpayer. Each Hartford HLS Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code, as amended. By so qualifying, a Hartford HLS Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each Hartford HLS Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a Hartford HLS Fund are not subject to federal income tax on Hartford HLS Fund earnings and distributions or on gains realized upon the sale or redemption of Hartford HLS Fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the Hartford HLS Funds, see “Taxes” in the SAI.

18

Variable Contract Owner Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a Hartford HLS Fund that is an investment portfolio of Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of Hartford HLS Funds differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a Hartford HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the Hartford HLS Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Plan Participant Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote Hartford HLS Fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The Hartford HLS Funds may advertise performance related information. Performance information about a Hartford HLS Fund is based on the Hartford HLS Fund’s past performance only and is no indication of future performance.

Each Hartford HLS Fund may include its total return in advertisements or other sales material. When a Hartford HLS Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Hartford HLS Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Hartford HLS Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Hartford HLS Funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the Hartford HLS Funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the Hartford HLS Funds’ performance information and will reduce an investor’s return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the Hartford HLS Funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each Hartford HLS Fund’s assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the Hartford HLS Funds.

19

FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund’s financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table for the fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2008 through December 31, 2009 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the fund’s financial statements and financial highlights, is included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any were included, returns would be lower.

20

FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS Funds:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT  06102-5085

By Phone:

1-800-862-6668

On The Internet:

www.hartfordinvestor.com

In Person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:

Hartford Series Fund, Inc. 811-08629

21

American Funds Global Small Capitalization HLS Fund

Class IA Shares Prospectus May 1, 2010

Mutual Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed  upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

HARTFORD HLS FUNDS

c/o Individual Annuity Services

P.O. BOX 5085

HARTFORD, CT  06102-5085

[This Page Is Intentionally Left Blank]

3

MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). The fund has the same investment objective and limitations as the Master Fund in which it invests.  The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund’s Board of Directors determines that it is in the best interests of the fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the fund (as opposed to a cash distribution from the Master Fund).  The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HL Investment Advisors, LLC (“HL Advisors”) manage the fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund’s assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

Capital Research and Management Company (“CRMC”) serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

4

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION HLS FUND

SUMMARY SECTION

INVESTMENT GOAL. The American Funds Global Small Capitalization HLS Fund seeks growth of capital over time.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

CLASS IA (1)
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	[ ]%
Distribution and service (12b-1) fees	None
Other expenses	[ ]%
Total operating expenses	[ ]%
Less waiver/ reimbursement(2)	[ ]%
Total net expenses	[ ]%
Master Fund expenses	[ ]%
Total master and feeder expenses	[ ]%

(1)          Because the fund invests all of its assets in the Master Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund.  The amounts shown under “Master Fund expenses” reflect the operating expenses of the Master Fund, including the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the expenses of both the fund and the Master Fund.

(2)          HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.55%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company.  This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS IA
Year 1	$	[ ]
Year 3	$	[ ]
Year 5	$	[ ]
Year 10	$	[ ]

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was       % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds (“Master Global Small Capitalization Fund”). The Master Global Small Capitalization Fund is designed for investors seeking capital appreciation through stocks. Normally, the Master Global Small Capitalization Fund invests at least 80% of its assets in stocks of small capitalization companies located around the world, measured at the time of purchase. However, the Master Global Small Capitalization Fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action.  CRMC currently defines “small market capitalization” companies to be companies with market capitalizations of $3.5 billion or less.  Investors in the Master Global Small Capitalization Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

5

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.  Investments in Emerging Markets Securities are generally subject to increased risks, including risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - If CRMC incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.  The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  [Updated performance information is available at www.hartfordinvestor.com.]  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower for periods when fee waivers were in place

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

6

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was [ ]% ([ ] quarter, [ ]) and the lowest quarterly return was [ ]% ([ ] quarter, [ ]).

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based index.

Average annual total returns for periods ending December 31, 2009

	1 year		5 years		10 years
Class IA	[ ]	%	[ ]	%	[ ]	%
S&P <$3 Billion Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%
Lipper Global Small-Cap Funds Average (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%

Indices:

The S&P <$3 Billion Index (formerly known as the S&P/Citigroup Global/World Indexes) has been used since May 2006.  Cumulative returns for periods beginning before May 2006 also include results from the comparative indexes used in those periods as follows:  S&P Global <$2 Billion (May 2004 to April 2006), S&P Developed <$1.5 Billion (January 200 to April 2004), and S&P Developed <$1.2 Billion (1990 to 1999).  The S&P Global indexes better reflect the fund’s investment universe because they include both developed and developing countries.  The S&P Developed indexes (used prior to May 2004) only include stocks in developed countries.  Indexes are unmanaged and their results include reinvested dividends and/or distributions, but do not reflect sales charges, commissions, expenses or taxes.

The Lipper Global Small-Cap Funds Average is composed of funds that invest at least 25% of their portfolios in securities with primary trading markets outside the United States, and that limit at least 65% of their investments to companies with market capitalizations of less than $1 billion at the time of purchase. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

MANAGEMENT.  The Fund’s investment manager is HL Advisors.  The Master Fund’s investment manager is CRMC.

Portfolio Counselor for the Series/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund
Gordon Crawford	Senior Vice President — Capital Research Global Investors	11 years
Mark E. Denning	Senior Vice President — Capital Research Global Investors	11 years
J. Blair Frank	Senior Vice President — Capital Research Global Investors	6 years
Harold H. La	Senior Vice President — Capital Research Global Investors	1 year

The funds’ SAI provides additional information about each portfolio counselor’s compensation, other accounts managed by each portfolio counselor and each portfolio counselor’s ownership of securities in the Master Funds.

7

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”) and certain qualified retirement plans.  You may invest indirectly in the fund through your purchase of a variable annuity or variable life insurance contract issued by a separate account or directly through a qualified retirement plan.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account or retirement plan through which you invest.

TAX INFORMATION.  Under current law, qualified retirement plan participants and owners of variable annuity and variable life insurance contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the retirement plan or variable contract. For information concerning the federal tax consequences to the purchasers of a variable annuity or variable life insurance contract, see the prospectus or other disclosure document for such variable contract.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is not sold directly to the general public but instead is offered as an underlying investment option for certain variable annuity and variable life insurance contracts and qualified retirement plans.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contracts.  The prospectus or other disclosure document for your variable contract may contain additional information about these payments.

8

ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The American Funds Global Small Capitalization HLS Fund seeks growth of capital over time.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds (“Master Global Small Capitalization Fund”). The Master Global Small Capitalization Fund is designed for investors seeking capital appreciation through stocks. Normally, the Master Global Small Capitalization Fund invests at least 80% of its assets in stocks of small capitalization companies located around the world, measured at the time of purchase. However, the Master Global Small Capitalization Fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action.  CRMC currently defines “small market capitalization” companies to be companies with market capitalizations of $3.5 billion or less.  Investors in the Master Global Small Capitalization Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

CRMC currently defines “small market capitalization” companies to be companies with market capitalizations of $3.5 billion or less. CRMC has periodically reevaluated and adjusted this definition and may continue to do so in the future.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.  Investments in Emerging Markets Securities are generally subject to increased risks, including risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - If CRMC incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Additional Risks and Investment Information.

Many factors affect the Master Fund’s performance.  There is no assurance that the Master Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information contains more detailed information about the Master Fund’s investment policies and risks.

Equity Securities

Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. An investment in any equity security is subject to the following risks:

•                  Market Risk: The risk that the stock market as a whole may decline, thereby depressing the stock’s price.

•                  Financial Risk: The risk that the price of a particular issuer’s stock may decline due to its financial results.

Fixed-Income Securities

An investment in any fixed income security is subject to the following risks:

9

•                  Credit Risk: The risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument.

•                  Interest Rate Risk: The risk that the value of the security will fall as interest rates rise.

Also, securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Options, Futures, and Other Derivatives

The Master Fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit the Master Fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for the Master Fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.  Derivatives are also used to seek to manage risk by hedging the Master Fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives include:

•                  If the issuer of the derivative instrument does not pay the amount due, the Master Fund could lose money.

•                  The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the Master Fund’s manager expected, which could result in losses to the Master Fund or increase volatility in the Master Fund’s performance.

•                  Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).

•                  Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

Foreign Investments

Foreign investments include investments in

•                  Securities of foreign issuers and loans of foreign borrowers, including

•                  companies organized outside the United States (unless the company’s economic fortunes and risks are primarily linked with U.S. markets)

•                  foreign governments and agencies or instrumentalities of foreign governments

•                  issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States

•                  Non-dollar securities:  Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Foreign investments may be affected by the following:

•                  changes in currency rates

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  decreased liquidity

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political or social instability or diplomatic developments in a foreign country

•                  differences in individual foreign economies

Emerging Markets

When compared to the securities markets of more developed countries, the securities markets of most Central and South American, African, Middle Eastern, certain Asian and Eastern European and other emerging countries are subject to the following risks:

•                  illiquidity

•                  increased price volatility

•                  smaller market capitalizations

•                  less government regulation

•                  less extensive and less frequent accounting, financial and other reporting requirements

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

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Small-capitalization Companies

Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to

•                  less certain growth prospects

•                  lower degree of liquidity in the markets for such stocks

•                  thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

•                  limited product lines, markets or financial resources

•                  dependence on a few key management personnel

•                  increased susceptibility to losses and bankruptcy

•                  increased transaction costs

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies, including exchange traded funds (ETFs), are subject to the following statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”):  Absent an available exemption, the Master Fund may not

•                  acquire more than 3% of the voting shares of any other investment company,

•                  invest more than 5% of the Master Fund’s total assets in securities of any one investment company, and

•                  invest more than 10% of its total assets in securities of all investment companies.

ETFs:  Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index.  Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations discussed above, subject to certain conditions.  The Master Fund may rely on these exemptive orders to invest in unaffiliated ETFs.  An investment in an ETF generally presents the following risks:

•                  the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies

•                  the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective

•                  price fluctuation, resulting in a loss to the Master Fund

•                  the risk that an ETF may trade at a discount to its NAV

•                  the risk that an active market for an ETF’s shares may not develop or be maintained

•                  the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees.  The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests.

Illiquid Securities

•                  In General. Securities purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

•                  Limitation on Illiquid Investments. If one or more instruments in the Master Fund’s portfolio become illiquid, the Master Fund may exceed its limit on illiquid instruments. In the event that this occurs, the Master Fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force the Master Fund to liquidate any portfolio instrument where the Master Fund would suffer a loss on the sale of that instrument.

•                  Valuation of Illiquid Investments. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect the Master Fund’s NAV. For more information on fair valuation, please see ‘‘Determination of Net Asset Value’’

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds managed by the investment manager or a sub-adviser) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

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About The Fund’s Investment Goal

The Fund’s investment goal may be changed without approval of the shareholders of the Fund.  The Fund may not be able to achieve its goal.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Investment Policies

The Fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in the Fund’s Principal Investment Strategy section. This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. The name of the Fund may be changed at any time by a vote of the Fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the fund’s Statement of Additional Information (“SAI”) which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address).  When you request a copy of the fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the fund’s policies and procedures regarding the release of portfolio holdings information is available in the fund’s SAI.  However, under the master-feeder structure, the fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

HL Investment Advisors, LLC (“HL Advisors”) is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, HL Advisors will provide those services for the fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of theMaster Fund; (ii) providing information to the Board of Directors to enable it to make all necessary decisions regarding whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund.  HL Advisors is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with $[     ] billion in assets under management as of December 31, 2009. HL Advisors had approximately $45.1 billion in assets under management as of December 31, 2009. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the “SEC”) that permits HL Advisors, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval.  Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HL Advisors, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

A discussion regarding the basis for the fund’s Board of Directors’ approval of the investment management agreements is available in the fund’s annual report to shareholders covering the period ending December 31, 2009.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.  As of December 31, 2009, CRMC managed more than $1 trillion in assets.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  CRMC and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give CRMC the authority to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders approved this arrangement a a meeting of shareholders on November 24, 2009.  There is no assurance that CRMC will incorporate its investment divisions or seek shareholder vote to exercise any authority, if granted, under an exemptive order.  In addition, shareholders approved a proposal to reorganize the series into a Delaware Statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee paid to CRMC for the year ended December 31, 2009, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.71%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2009.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors.  Counselors decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

The primary individual portfolio counselors for the Master Fund are:

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Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund
Gordon Crawford	11 years (since the Master Fund’s inception)	Senior Vice President — Capital Research Global Investors. Investment professional for 38 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Mark E. Denning	11 years (since the Master Fund’s inception)	Senior Vice President — Capital Research Global Investors. Investment professional for 27 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor

J. Blair Frank	6 years	Senior Vice President — Capital Research Global Investors. Investment professional for 16 years in total; 15 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Harold H. La	1 year	Senior Vice President — Capital Research Global Investors Investment professional for 11 years in total; 10 years with CRMC or an affiliate	Serves as an equity portfolio counselor

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Hartford HLS Fund Shares

Hartford HLS Funds may offer their shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts. The Hartford HLS Funds may also offer their shares to certain qualified retirement plans (the “Plans”).

Each Hartford HLS Fund has authorized two classes of shares: Class IA shares and Class IB shares. For each Hartford HLS Fund, the two classes of shares represent an investment in the same Hartford HLS Fund but are subject to different expenses and have different prices and performance.

Many of the Accounts are registered with the SEC as investment companies. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Hartford HLS Funds are sold by Hartford Securities Distribution Company, Inc. (the “Distributor”) in a continuous offering to the Accounts and the Plans net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Hartford HLS Fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares and Class IB shares of the Hartford HLS Funds at net asset value without sales or redemption charges.

For each day on which a Hartford HLS Fund’s net asset value is calculated, the Accounts transmit to the Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the Hartford HLS Funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although they would not normally do so, the Hartford HLS Funds have the right to pay the redemption price of shares of the Hartford HLS Funds in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Hartford HLS Funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable Hartford HLS Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular Hartford HLS Fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a Hartford HLS Fund. To the extent that such classes of investors are invested in the same Hartford HLS Fund when a conflict of interest arises that might involve the Hartford HLS Fund, one or more of such classes of investors could be disadvantaged. The Hartford HLS Funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each Hartford HLS Fund’s Board of Directors will monitor each Hartford HLS Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the Hartford HLS Funds or substitute shares of another Hartford HLS Fund for the current Hartford HLS Fund. This, in turn, could cause a Hartford HLS Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons (“Servicing Intermediaries”) for Subaccounting, Administrative and/or Shareholder Processing Services

In addition to the Rule 12b-1 fees paid by the Hartford HLS Funds on Class IB shares, the transfer agent and its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the Hartford HLS Funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the Hartford HLS Funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the Hartford HLS Funds attributable to a particular Servicing Intermediary. For the year ended December 31, 2009, the transfer agent accrued approximately $[        ] in total Servicing Payments to Servicing Intermediaries and accruals of Servicing Payments did not exceed $[        ] for any Servicing Intermediary.

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As of January 1, 2010, the transfer agent has entered into arrangements to pay Servicing Compensation to: [ACS HR Solutions, LLC; ADP Broker-Dealer, Inc.; BenefitStreet, Inc.; Ascensus, Inc.; Charles Schwab & Co.; CitiStreet, LLC; Diversified Investment Advisors, Inc.; Edgewood Services, Inc. and Retirement Plan Services Company of America; Fidelity Brokerage Services LLC and National Financial Services LLC; Fidelity Investments Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Financial Advisers LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC and AMG Service Corp.; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mid Atlantic Capital Corp.; Nationwide Retirement Solutions, Inc.; Newport Retirement Services, Inc.; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Principal Life Insurance Company; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; Teachers Insurance and Annuity Association of America; The 401(k) Company, Inc. (purchased by Charles Schwab & Co.); Charles Schwab Trust Company; The Northern Trust Company; The Retirement Plan Company, LLC; The Vanguard Group, Inc.; US Bank; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company.] The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Class IB Shares Distribution Plan

Each Company, on behalf of its respective Hartford HLS Fund, has adopted a separate distribution plan (the “Distribution Plan”) for its Class IB shares pursuant to appropriate resolutions of each Company’s board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges. Pursuant to the Distribution Plan, each Hartford HLS Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Hartford HLS Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each Hartford HLS Fund may pay annually up to 0.25% of the average daily net assets of the Hartford HLS Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Hartford HLS Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Hartford HLS Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of a Hartford HLS Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (d) expenses relating to the development, preparation, printing, and mailing of Hartford HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of a Hartford HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of a Hartford HLS Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Hartford HLS Fund investment objectives and policies and other information about a Hartford HLS Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of a Hartford HLS Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of a Hartford HLS Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of a Hartford HLS Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the respective Hartford HLS Fund’s board of directors, including at least a majority of directors who are not interested persons of each Hartford HLS Fund as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of each Hartford HLS Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Hartford HLS Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the Hartford HLS Funds. Because the fees paid by the Hartford HLS Funds under the Distribution Plan are paid out of each Hartford HLS Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s or plan participant’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the fund invests.

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Determination of Net Asset Value

The net asset value (“NAV”) is determined for the fund as of the close of regular trading on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The NAV of the fund is determined by dividing the value of the fund’s net assets by the number of shares outstanding.  The NAV of the fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

Each fund’s Board of Directors has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  The current policy for each fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each fund reserves the right to change its dividend distribution policy at the discretion of its Board of Directors.

Frequent Purchases and Redemptions of Fund Shares

Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of a Hartford HLS Fund by a Hartford HLS Fund’s shareholder can disrupt the management of the Hartford HLS Fund, negatively affect the Hartford HLS Fund’s performance, and increase expenses for all Hartford HLS Fund shareholders. In particular, frequent trading (i) can force a Hartford HLS Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the Hartford HLS Fund, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Hartford HLS Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Hartford HLS Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies can dilute a Hartford HLS Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including through variable contracts issued by Hartford Life and IRS-qualified investment plans, such as employer-sponsored retirement plans. While some individual investors participate through Plans, the majority of investors invest through variable contract separate accounts maintained by Hartford Life which in turn invest in the Hartford HLS Funds. In most cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the Hartford HLS Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds challenge the Hartford HLS Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the Hartford HLS Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the Hartford HLS Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Hartford HLS Fund shares by Hartford HLS Fund shareholders. The Hartford HLS Funds’ policy is to discourage investors from trading in a Hartford HLS Fund’s shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of Hartford HLS Fund shares to the extent practicable. In addition, it is the Hartford HLS Funds’ policy to require the sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund and for Hartford Life to review and respond to such reports. The Hartford HLS Funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The Hartford HLS Funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason.  In making determinations concerning the revocation of exchange privileges, the Hartford HLS Funds may consider an investor’s trading history in any of the Hartford HLS Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other

17

individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

In addition to the variable contracts described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts. The Boards of Directors of the Hartford HLS Funds has adopted policies and procedures relating to excessive trading in shares of the Hartford HLS Funds through qualified plan omnibus accounts directly in the Hartford HLS Funds (the “Policy”). With respect to investors who invest directly in the Hartford HLS Funds through qualified plans omnibus accounts, it is the Policy of the Hartford HLS Funds to permit only two “substantive round trips” by an investor within any single Hartford HLS Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into the same Hartford HLS Fund and a redemption of or an exchange out of the same Hartford HLS Fund in a dollar amount set by the Hartford HLS Funds’ sub-transfer agent, in the reasonable exercise of its discretion. When an additional transaction request for the Hartford HLS Fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such Hartford HLS Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. Any transaction not initiated by a shareholder or their registered representative, or that are part of a systematic program, will be exempted from the Policy. In addition, the Money Market HLS Fund is excluded from this policy.

In the case of actual or suspected excessive trading through qualified plan omnibus accounts maintained by financial intermediaries, the Hartford HLS Funds’ sub-transfer agent, Hartford Administrative Services Company (“HASCO”) shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the Hartford HLS Funds’ procedures with respect to omnibus accounts will be as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the Hartford HLS Funds) for limiting exchange activity in a manner that serves the purposes of the Policy as determined by the Frequent Trading Review Committee (comprised of the Hartford HLS Funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its policy in lieu of this Policy and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in Hartford HLS Fund shares resulting from the manner in which the NAV of the Hartford HLS Funds’ shares is determined each day. Frequent trading in Hartford HLS Fund shares can dilute the value of long-term shareholders’ interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Hartford HLS Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the Hartford HLS Funds’ defenses against harmful excessive trading in Hartford HLS Fund shares. For additional information concerning the Hartford HLS Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, each Hartford HLS Fund is treated as a separate taxpayer. Each Hartford HLS Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code, as amended. By so qualifying, a Hartford HLS Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each Hartford HLS Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a Hartford HLS Fund are not subject to federal income tax on Hartford HLS Fund earnings and distributions or on gains realized upon the sale or redemption of Hartford HLS Fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the Hartford HLS Funds, see “Taxes” in the SAI.

18

Variable Contract Owner Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a Hartford HLS Fund that is an investment portfolio of Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of Hartford HLS Funds differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a Hartford HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the Hartford HLS Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Plan Participant Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote Hartford HLS Fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The Hartford HLS Funds may advertise performance related information. Performance information about a Hartford HLS Fund is based on the Hartford HLS Fund’s past performance only and is no indication of future performance.

Each Hartford HLS Fund may include its total return in advertisements or other sales material. When a Hartford HLS Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Hartford HLS Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Hartford HLS Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Hartford HLS Funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the Hartford HLS Funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the Hartford HLS Funds’ performance information and will reduce an investor’s return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the Hartford HLS Funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each Hartford HLS Fund’s assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the Hartford HLS Funds.

19

FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund’s financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table for the fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2008 through December 31, 2009 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the fund’s financial statements and financial highlights, is included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any were included, returns would be lower.

20

FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS Funds:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT  06102-5085

By Phone:

1-800-862-6668

On The Internet:

www.hartfordinvestor.com

In Person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:

Hartford Series Fund, Inc. 811-08629

21

American Funds Global Small Capitalization HLS Fund

Class IB:                           HVSBX

Class IB Shares
Prospectus
May 1, 2010

Mutual Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

HARTFORD HLS FUNDS

c/o Individual Annuity Services

P.O. BOX 5085

HARTFORD, CT  06102-5085

[This Page Is Intentionally Left Blank]

3

MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). The fund has the same investment objective and limitations as the Master Fund in which it invests.  The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund’s Board of Directors determines that it is in the best interests of the fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the fund (as opposed to a cash distribution from the Master Fund).  The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HL Investment Advisors, LLC (“HL Advisors”) manage the fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund’s assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

Capital Research and Management Company (“CRMC”) serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

4

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION HLS FUND

SUMMARY SECTION

INVESTMENT GOAL. The American Funds Global Small Capitalization HLS Fund seeks growth of capital over time.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

CLASS IB (1)
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	[ ]%
Distribution and service (12b-1) fees	0.25%
Other expenses	[ ]%
Total operating expenses	[ ]%
Less waiver/ reimbursement(2)	[ ]%
Total net expenses	[ ]%
Master Fund expenses	[ ]%
Total master and feeder expenses	[ ]%

(1)         Because the fund invests all of its assets in the Master Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund.  The amounts shown under “Master Fund expenses” reflect the operating expenses of the Master Fund, including the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the expenses of both the fund and the Master Fund.

(2)         HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.55%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company.  This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS IB
Year 1	$	[ ]
Year 3	$	[ ]
Year 5	$	[ ]
Year 10	$	[ ]

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was       % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds (“Master Global Small Capitalization Fund”). The Master Global Small Capitalization Fund is designed for investors seeking capital appreciation through stocks. Normally, the Master Global Small Capitalization Fund invests at least 80% of its assets in stocks of small capitalization companies located around the world, measured at the time of purchase. However, the Master Global Small Capitalization Fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action.  CRMC currently defines “small market capitalization” companies to be companies with market capitalizations of $3.5 billion or less.  Investors in the Master Global Small Capitalization Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

5

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.  Investments in Emerging Markets Securities are generally subject to increased risks, including risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - If CRMC incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.  The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  [Updated performance information is available at www.hartfordinvestor.com.]  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower for periods when fee waivers were in place

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

6

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was [     ]% ([     ] quarter, [     ]) and the lowest quarterly return was [     ]% ([     ] quarter, [     ]).

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based index.

Average annual total returns for periods ending December 31, 2009

	1 year		5 years		10 years
Class IB	[ ]	%	[ ]	%	[ ]	%
S&P <$3 Billion Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%
Lipper Global Small-Cap Funds Average (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%

Indices:

The S&P <$3 Billion Index (formerly known as the S&P/Citigroup Global/World Indexes) has been used since May 2006.  Cumulative returns for periods beginning before May 2006 also include results from the comparative indexes used in those periods as follows:  S&P Global <$2 Billion (May 2004 to April 2006), S&P Developed <$1.5 Billion (January 200 to April 2004), and S&P Developed <$1.2 Billion (1990 to 1999).  The S&P Global indexes better reflect the fund’s investment universe because they include both developed and developing countries.  The S&P Developed indexes (used prior to May 2004) only include stocks in developed countries.  Indexes are unmanaged and their results include reinvested dividends and/or distributions, but do not reflect sales charges, commissions, expenses or taxes.

The Lipper Global Small-Cap Funds Average is composed of funds that invest at least 25% of their portfolios in securities with primary trading markets outside the United States, and that limit at least 65% of their investments to companies with market capitalizations of less than $1 billion at the time of purchase. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

MANAGEMENT.  The Fund’s investment manager is HL Advisors.  The Master Fund’s investment manager is CRMC.

Portfolio Counselor for the Series/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund

Gordon Crawford	Senior Vice President — Capital Research Global Investors	11 years

Mark E. Denning	Senior Vice President — Capital Research Global Investors	11 years

J. Blair Frank	Senior Vice President — Capital Research Global Investors	6 years

Harold H. La	Senior Vice President — Capital Research Global Investors	1 year

The funds’ SAI provides additional information about each portfolio counselor’s compensation, other accounts managed by each portfolio counselor and each portfolio counselor’s ownership of securities in the Master Funds.

7

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”) and certain qualified retirement plans.  You may invest indirectly in the fund through your purchase of a variable annuity or variable life insurance contract issued by a separate account or directly through a qualified retirement plan.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account or retirement plan through which you invest.

TAX INFORMATION.  Under current law, qualified retirement plan participants and owners of variable annuity and variable life insurance contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the retirement plan or variable contract. For information concerning the federal tax consequences to the purchasers of a variable annuity or variable life insurance contract, see the prospectus or other disclosure document for such variable contract.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is not sold directly to the general public but instead is offered as an underlying investment option for certain variable annuity and variable life insurance contracts and qualified retirement plans.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contracts.  The prospectus or other disclosure document for your variable contract may contain additional information about these payments.

8

ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The American Funds Global Small Capitalization HLS Fund seeks growth of capital over time.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds (“Master Global Small Capitalization Fund”). The Master Global Small Capitalization Fund is designed for investors seeking capital appreciation through stocks. Normally, the Master Global Small Capitalization Fund invests at least 80% of its assets in stocks of small capitalization companies located around the world, measured at the time of purchase. However, the Master Global Small Capitalization Fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action.  CRMC currently defines “small market capitalization” companies to be companies with market capitalizations of $3.5 billion or less.  Investors in the Master Global Small Capitalization Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

CRMC currently defines “small market capitalization” companies to be companies with market capitalizations of $3.5 billion or less. CRMC has periodically reevaluated and adjusted this definition and may continue to do so in the future.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.  Investments in Emerging Markets Securities are generally subject to increased risks, including risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - If CRMC incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small-Cap Stock Risk - Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Additional Risks and Investment Information.

Many factors affect the Master Fund’s performance.  There is no assurance that the Master Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information contains more detailed information about the Master Fund’s investment policies and risks.

Equity Securities

Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. An investment in any equity security is subject to the following risks:

•                  Market Risk: The risk that the stock market as a whole may decline, thereby depressing the stock’s price.

•                  Financial Risk: The risk that the price of a particular issuer’s stock may decline due to its financial results.

Fixed-Income Securities

An investment in any fixed income security is subject to the following risks:

9

•                  Credit Risk: The risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument.

•                  Interest Rate Risk: The risk that the value of the security will fall as interest rates rise.

Also, securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Options, Futures, and Other Derivatives

The Master Fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit the Master Fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for the Master Fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.  Derivatives are also used to seek to manage risk by hedging the Master Fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives include:

•                  If the issuer of the derivative instrument does not pay the amount due, the Master Fund could lose money.

•                  The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the Master Fund’s manager expected, which could result in losses to the Master Fund or increase volatility in the Master Fund’s performance.

•                  Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).

•                  Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

Foreign Investments

Foreign investments include investments in

•                  Securities of foreign issuers and loans of foreign borrowers, including

•                  companies organized outside the United States (unless the company’s economic fortunes and risks are primarily linked with U.S. markets)

•                  foreign governments and agencies or instrumentalities of foreign governments

•                  issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States

•                  Non-dollar securities:  Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Foreign investments may be affected by the following:

•                  changes in currency rates

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  decreased liquidity

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political or social instability or diplomatic developments in a foreign country

•                  differences in individual foreign economies

Emerging Markets

When compared to the securities markets of more developed countries, the securities markets of most Central and South American, African, Middle Eastern, certain Asian and Eastern European and other emerging countries are subject to the following risks:

•                  illiquidity

•                  increased price volatility

•                  smaller market capitalizations

•                  less government regulation

•                  less extensive and less frequent accounting, financial and other reporting requirements

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

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Small-capitalization Companies

Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to

•                  less certain growth prospects

•                  lower degree of liquidity in the markets for such stocks

•                  thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

•                  limited product lines, markets or financial resources

•                  dependence on a few key management personnel

•                  increased susceptibility to losses and bankruptcy

•                  increased transaction costs

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies, including exchange traded funds (ETFs), are subject to the following statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”):  Absent an available exemption, the Master Fund may not

•                  acquire more than 3% of the voting shares of any other investment company,

•                  invest more than 5% of the Master Fund’s total assets in securities of any one investment company, and

•                  invest more than 10% of its total assets in securities of all investment companies.

ETFs:  Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index.  Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations discussed above, subject to certain conditions.  The Master Fund may rely on these exemptive orders to invest in unaffiliated ETFs.  An investment in an ETF generally presents the following risks:

•                  the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies

•                  the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective

•                  price fluctuation, resulting in a loss to the Master Fund

•                  the risk that an ETF may trade at a discount to its NAV

•                  the risk that an active market for an ETF’s shares may not develop or be maintained

•                  the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees.  The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests.

Illiquid Securities

•                  In General. Securities purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

•                  Limitation on Illiquid Investments. If one or more instruments in the Master Fund’s portfolio become illiquid, the Master Fund may exceed its limit on illiquid instruments. In the event that this occurs, the Master Fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force the Master Fund to liquidate any portfolio instrument where the Master Fund would suffer a loss on the sale of that instrument.

•                  Valuation of Illiquid Investments. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect the Master Fund’s NAV. For more information on fair valuation, please see ‘‘Determination of Net Asset Value’’

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds managed by the investment manager or a sub-adviser) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

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About The Fund’s Investment Goal

The Fund’s investment goal may be changed without approval of the shareholders of the Fund.  The Fund may not be able to achieve its goal.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Investment Policies

The Fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in the Fund’s Principal Investment Strategy section. This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. The name of the Fund may be changed at any time by a vote of the Fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the fund’s Statement of Additional Information (“SAI”) which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address).  When you request a copy of the fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the fund’s policies and procedures regarding the release of portfolio holdings information is available in the fund’s SAI.  However, under the master-feeder structure, the fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

HL Investment Advisors, LLC (“HL Advisors”) is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, HL Advisors will provide those services for the fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of theMaster Fund; (ii) providing information to the Board of Directors to enable it to make all necessary decisions regarding whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund.  HL Advisors is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with $[     ] billion in assets under management as of December 31, 2009. HL Advisors had approximately $45.1 billion in assets under management as of December 31, 2009. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the “SEC”) that permits HL Advisors, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval.  Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HL Advisors, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

A discussion regarding the basis for the fund’s Board of Directors’ approval of the investment management agreements is available in the fund’s annual report to shareholders covering the period ending December 31, 2009.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.  As of December 31, 2009, CRMC managed more than $1 trillion in assets.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  CRMC and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give CRMC the authority to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders approved this arrangement a a meeting of shareholders on November 24, 2009.  There is no assurance that CRMC will incorporate its investment divisions or seek shareholder vote to exercise any authority, if granted, under an exemptive order.  In addition, shareholders approved a proposal to reorganize the series into a Delaware Statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee paid to CRMC for the year ended December 31, 2009, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.71%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2009.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors.  Counselors decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

The primary individual portfolio counselors for the Master Fund are:

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Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund

Gordon Crawford	11 years (since the Master Fund’s inception)	Senior Vice President — Capital Research Global Investors. Investment professional for 38 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Mark E. Denning	11 years (since the Master Fund’s inception)	Senior Vice President — Capital Research Global Investors. Investment professional for 27 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor

J. Blair Frank	6 years	Senior Vice President — Capital Research Global Investors. Investment professional for 16 years in total; 15 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Harold H. La	1 year	Senior Vice President — Capital Research Global Investors Investment professional for 11 years in total; 10 years with CRMC or an affiliate	Serves as an equity portfolio counselor

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Hartford HLS Fund Shares

Hartford HLS Funds may offer their shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts. The Hartford HLS Funds may also offer their shares to certain qualified retirement plans (the “Plans”).

Each Hartford HLS Fund has authorized two classes of shares: Class IA shares and Class IB shares. For each Hartford HLS Fund, the two classes of shares represent an investment in the same Hartford HLS Fund but are subject to different expenses and have different prices and performance.

Many of the Accounts are registered with the SEC as investment companies. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Hartford HLS Funds are sold by Hartford Securities Distribution Company, Inc. (the “Distributor”) in a continuous offering to the Accounts and the Plans net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Hartford HLS Fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares and Class IB shares of the Hartford HLS Funds at net asset value without sales or redemption charges.

For each day on which a Hartford HLS Fund’s net asset value is calculated, the Accounts transmit to the Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the Hartford HLS Funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although they would not normally do so, the Hartford HLS Funds have the right to pay the redemption price of shares of the Hartford HLS Funds in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Hartford HLS Funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable Hartford HLS Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular Hartford HLS Fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a Hartford HLS Fund. To the extent that such classes of investors are invested in the same Hartford HLS Fund when a conflict of interest arises that might involve the Hartford HLS Fund, one or more of such classes of investors could be disadvantaged. The Hartford HLS Funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each Hartford HLS Fund’s Board of Directors will monitor each Hartford HLS Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the Hartford HLS Funds or substitute shares of another Hartford HLS Fund for the current Hartford HLS Fund. This, in turn, could cause a Hartford HLS Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons (“Servicing Intermediaries”) for Subaccounting, Administrative and/or Shareholder Processing Services

In addition to the Rule 12b-1 fees paid by the Hartford HLS Funds on Class IB shares, the transfer agent and its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the Hartford HLS Funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the Hartford HLS Funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the Hartford HLS Funds attributable to a particular Servicing Intermediary. For the year ended December 31, 2009, the transfer agent accrued approximately $[        ] in total Servicing Payments to Servicing Intermediaries and accruals of Servicing Payments did not exceed $[        ] for any Servicing Intermediary.

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As of January 1, 2010, the transfer agent has entered into arrangements to pay Servicing Compensation to: [ACS HR Solutions, LLC; ADP Broker-Dealer, Inc.; BenefitStreet, Inc.; Ascensus, Inc.; Charles Schwab & Co.; CitiStreet, LLC; Diversified Investment Advisors, Inc.; Edgewood Services, Inc. and Retirement Plan Services Company of America; Fidelity Brokerage Services LLC and National Financial Services LLC; Fidelity Investments Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Financial Advisers LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC and AMG Service Corp.; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mid Atlantic Capital Corp.; Nationwide Retirement Solutions, Inc.; Newport Retirement Services, Inc.; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Principal Life Insurance Company; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; Teachers Insurance and Annuity Association of America; The 401(k) Company, Inc. (purchased by Charles Schwab & Co.); Charles Schwab Trust Company; The Northern Trust Company; The Retirement Plan Company, LLC; The Vanguard Group, Inc.; US Bank; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company.] The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Class IB Shares Distribution Plan

Each Company, on behalf of its respective Hartford HLS Fund, has adopted a separate distribution plan (the “Distribution Plan”) for its Class IB shares pursuant to appropriate resolutions of each Company’s board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges. Pursuant to the Distribution Plan, each Hartford HLS Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Hartford HLS Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each Hartford HLS Fund may pay annually up to 0.25% of the average daily net assets of the Hartford HLS Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Hartford HLS Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Hartford HLS Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of a Hartford HLS Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (d) expenses relating to the development, preparation, printing, and mailing of Hartford HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of a Hartford HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of a Hartford HLS Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Hartford HLS Fund investment objectives and policies and other information about a Hartford HLS Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of a Hartford HLS Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of a Hartford HLS Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of a Hartford HLS Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the respective Hartford HLS Fund’s board of directors, including at least a majority of directors who are not interested persons of each Hartford HLS Fund as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of each Hartford HLS Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Hartford HLS Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the Hartford HLS Funds. Because the fees paid by the Hartford HLS Funds under the Distribution Plan are paid out of each Hartford HLS Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s or plan participant’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the fund invests.

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Determination of Net Asset Value

The net asset value (“NAV”) is determined for the fund as of the close of regular trading on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The NAV of the fund is determined by dividing the value of the fund’s net assets by the number of shares outstanding.  The NAV of the fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

Each fund’s Board of Directors has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  The current policy for each fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each fund reserves the right to change its dividend distribution policy at the discretion of its Board of Directors.

Frequent Purchases and Redemptions of Fund Shares

Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of a Hartford HLS Fund by a Hartford HLS Fund’s shareholder can disrupt the management of the Hartford HLS Fund, negatively affect the Hartford HLS Fund’s performance, and increase expenses for all Hartford HLS Fund shareholders. In particular, frequent trading (i) can force a Hartford HLS Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the Hartford HLS Fund, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Hartford HLS Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Hartford HLS Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies can dilute a Hartford HLS Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including through variable contracts issued by Hartford Life and IRS-qualified investment plans, such as employer-sponsored retirement plans. While some individual investors participate through Plans, the majority of investors invest through variable contract separate accounts maintained by Hartford Life which in turn invest in the Hartford HLS Funds. In most cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the Hartford HLS Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds challenge the Hartford HLS Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the Hartford HLS Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the Hartford HLS Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Hartford HLS Fund shares by Hartford HLS Fund shareholders. The Hartford HLS Funds’ policy is to discourage investors from trading in a Hartford HLS Fund’s shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of Hartford HLS Fund shares to the extent practicable. In addition, it is the Hartford HLS Funds’ policy to require the sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund and for Hartford Life to review and respond to such reports. The Hartford HLS Funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The Hartford HLS Funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason.  In making determinations concerning the revocation of exchange privileges, the Hartford HLS Funds may consider an investor’s trading history in any of the Hartford HLS Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other

17

individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

In addition to the variable contracts described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts. The Boards of Directors of the Hartford HLS Funds has adopted policies and procedures relating to excessive trading in shares of the Hartford HLS Funds through qualified plan omnibus accounts directly in the Hartford HLS Funds (the “Policy”). With respect to investors who invest directly in the Hartford HLS Funds through qualified plans omnibus accounts, it is the Policy of the Hartford HLS Funds to permit only two “substantive round trips” by an investor within any single Hartford HLS Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into the same Hartford HLS Fund and a redemption of or an exchange out of the same Hartford HLS Fund in a dollar amount set by the Hartford HLS Funds’ sub-transfer agent, in the reasonable exercise of its discretion. When an additional transaction request for the Hartford HLS Fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such Hartford HLS Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. Any transaction not initiated by a shareholder or their registered representative, or that are part of a systematic program, will be exempted from the Policy. In addition, the Money Market HLS Fund is excluded from this policy.

In the case of actual or suspected excessive trading through qualified plan omnibus accounts maintained by financial intermediaries, the Hartford HLS Funds’ sub-transfer agent, Hartford Administrative Services Company (“HASCO”) shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the Hartford HLS Funds’ procedures with respect to omnibus accounts will be as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the Hartford HLS Funds) for limiting exchange activity in a manner that serves the purposes of the Policy as determined by the Frequent Trading Review Committee (comprised of the Hartford HLS Funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its policy in lieu of this Policy and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in Hartford HLS Fund shares resulting from the manner in which the NAV of the Hartford HLS Funds’ shares is determined each day. Frequent trading in Hartford HLS Fund shares can dilute the value of long-term shareholders’ interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Hartford HLS Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the Hartford HLS Funds’ defenses against harmful excessive trading in Hartford HLS Fund shares. For additional information concerning the Hartford HLS Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, each Hartford HLS Fund is treated as a separate taxpayer. Each Hartford HLS Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code, as amended. By so qualifying, a Hartford HLS Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each Hartford HLS Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a Hartford HLS Fund are not subject to federal income tax on Hartford HLS Fund earnings and distributions or on gains realized upon the sale or redemption of Hartford HLS Fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the Hartford HLS Funds, see “Taxes” in the SAI.

18

Variable Contract Owner Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a Hartford HLS Fund that is an investment portfolio of Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of Hartford HLS Funds differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a Hartford HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the Hartford HLS Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Plan Participant Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote Hartford HLS Fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The Hartford HLS Funds may advertise performance related information. Performance information about a Hartford HLS Fund is based on the Hartford HLS Fund’s past performance only and is no indication of future performance.

Each Hartford HLS Fund may include its total return in advertisements or other sales material. When a Hartford HLS Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Hartford HLS Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Hartford HLS Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Hartford HLS Funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the Hartford HLS Funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the Hartford HLS Funds’ performance information and will reduce an investor’s return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the Hartford HLS Funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each Hartford HLS Fund’s assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the Hartford HLS Funds.

19

FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund’s financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table for the fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2008 through December 31, 2009 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the fund’s financial statements and financial highlights, is included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any were included, returns would be lower.

20

FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS Funds:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT  06102-5085

By Phone:

1-800-862-6668

On The Internet:

www.hartfordinvestor.com

In Person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:

Hartford Series Fund, Inc. 811-08629

21

American Funds Growth HLS Fund

Class IA Shares

Prospectus

May 1, 2010

Mutual Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

HARTFORD HLS FUNDS

c/o Individual Annuity Services

P.O. BOX 5085

HARTFORD, CT 06102-5085

[This Page Is Intentionally Left Blank]

3

MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). The fund has the same investment objective and limitations as the Master Fund in which it invests.  The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund’s Board of Directors determines that it is in the best interests of the fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the fund (as opposed to a cash distribution from the Master Fund).  The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HL Investment Advisors, LLC (“HL Advisors”) manage the fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund’s assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

Capital Research and Management Company (“CRMC”) serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

4

AMERICAN FUNDS GROWTH HLS FUND

SUMMARY SECTION

INVESTMENT GOAL. The American Funds Growth HLS Fund seeks growth of capital.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

CLASS IA(1)
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	[ ]%
Distribution and service (12b-1) fees	None
Other expenses	[ ]%
Total operating expenses	[ ]%
Less waiver/ reimbursement(2)	[ ]%
Total net expenses	[ ]%
Master Fund expenses	[ ]%
Total master and feeder expenses	[ ]%

(1)          Because the fund invests all of its assets in the Master Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund.  The amounts shown under “Master Fund expenses” reflect the operating expenses of the Master Fund, including the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the expenses of both the fund and the Master Fund.

(2)          HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.50%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company.  This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS IA
Year 1	$	[ ]
Year 3	$	[ ]
Year 5	$	[ ]
Year 10	$	[ ]

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was       % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds (“Master Growth Fund”). The Master Growth Fund is designed for investors seeking capital appreciation through stocks. The Master Growth Fund invests primarily in common stock of companies that appear to offer superior opportunities for growth of capital. The Master Growth Fund may invest in securities of issuers representing a broad range of market capitalizations. The Master Growth Fund may invest up to 15% of its assets in securities of issuers that are domiciled outside the United States and Canada. Investors in the Master Growth Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

5

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.

Growth Orientation Risk - If CRMC incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small-Cap and Mid-Cap Stock Risk — Stocks of smaller and mid-sized companies may be more risky than stocks of larger companies.  Many of these companies are young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.  The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  [Updated performance information is available at www.hartfordinvestor.com.] The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower for periods when fee waivers were in place

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

6

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was [     ]% ([     ] quarter, [     ]) and the lowest quarterly return was [     ]% ([     ] quarter, [     ]).

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based index.

Average annual total returns for periods ending December 31, 2009

	1 year		5 years		10 years
Class IA	[ ]	%	[ ]	%	[ ]	%
S&P 500 Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%
Lipper Capital Appreciation Funds Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%
Lipper Growth Funds Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%

Indices:

The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

The Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

The Lipper Growth Funds Index is an equally weighted index of growth funds. These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

MANAGEMENT.  The Fund’s investment manager is HL Advisors.  The Master Fund’s investment manager is CRMC.

Portfolio Counselor for the Series/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund

Donnalisa Barnum	Senior Vice President — Capital World Investors	6 years

Gregg E. Ireland	Senior Vice President — Capital World Investors	3 years

Gregory D. Johnson	Senior Vice President — Capital World Investors	2 years

Michael T. Kerr	Senior Vice President — Capital World Investors	4 years

Ronald B. Morrow	Senior Vice President — Capital World Investors	12 years

The funds’ SAI provides additional information about each portfolio counselor’s compensation, other accounts managed by each portfolio counselor and each portfolio counselor’s ownership of securities in the Master Funds.

7

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”) and certain qualified retirement plans.  You may invest indirectly in the fund through your purchase of a variable annuity or variable life insurance contract issued by a separate account or directly through a qualified retirement plan.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account or retirement plan through which you invest.

TAX INFORMATION.  Under current law, qualified retirement plan participants and owners of variable annuity and variable life insurance contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the retirement plan or variable contract. For information concerning the federal tax consequences to the purchasers of a variable annuity or variable life insurance contract, see the prospectus or other disclosure document for such variable contract.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is not sold directly to the general public but instead is offered as an underlying investment option for certain variable annuity and variable life insurance contracts and qualified retirement plans.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contracts.  The prospectus or other disclosure document for your variable contract may contain additional information about these payments.

8

ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The American Funds Growth HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds (“Master Growth Fund”). The Master Growth Fund is designed for investors seeking capital appreciation through stocks. The Master Growth Fund invests primarily in common stock of companies that appear to offer superior opportunities for growth of capital. The Master Growth Fund may invest in securities of issuers representing a broad range of market capitalizations. The Master Growth Fund may invest up to 15% of its assets in securities of issuers that are domiciled outside the United States and Canada. Investors in the Master Growth Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.

Growth Orientation Risk - If CRMC incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small-Cap and Mid-Cap Stock Risk — Stocks of smaller and mid-sized companies may be more risky than stocks of larger companies.  Many of these companies are young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Additional Risks and Investment Information.

Many factors affect the Master Fund’s performance.  There is no assurance that the Master Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information contains more detailed information about the Master Fund’s investment policies and risks.

Equity Securities

Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. An investment in any equity security is subject to the following risks:

•                  Market Risk: The risk that the stock market as a whole may decline, thereby depressing the stock’s price.

•                  Financial Risk: The risk that the price of a particular issuer’s stock may decline due to its financial results.

Fixed-Income Securities

An investment in any fixed income security is subject to the following risks:

•                  Credit Risk: The risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument.

•                  Interest Rate Risk: The risk that the value of the security will fall as interest rates rise.

Also, securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Options, Futures, and Other Derivatives

The Master Fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices.

9

Derivatives permit the Master Fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for the Master Fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.  Derivatives are also used to seek to manage risk by hedging the Master Fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives include:

•                  If the issuer of the derivative instrument does not pay the amount due, the Master Fund could lose money.

•                  The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the Master Fund’s manager expected, which could result in losses to the Master Fund or increase volatility in the Master Fund’s performance.

•                  Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).

•                  Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

Foreign Investments

Foreign investments include investments in

•                  Securities of foreign issuers and loans of foreign borrowers, including

•                  companies organized outside the United States (unless the company’s economic fortunes and risks are primarily linked with U.S. markets)

•                  foreign governments and agencies or instrumentalities of foreign governments

•                  issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States

•                  Non-dollar securities:  Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Foreign investments may be affected by the following:

•                  changes in currency rates

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  decreased liquidity

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political or social instability or diplomatic developments in a foreign country

•                  differences in individual foreign economies

Emerging Markets

When compared to the securities markets of more developed countries, the securities markets of most Central and South American, African, Middle Eastern, certain Asian and Eastern European and other emerging countries are subject to the following risks:

•                  illiquidity

•                  increased price volatility

•                  smaller market capitalizations

•                  less government regulation

•                  less extensive and less frequent accounting, financial and other reporting requirements

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Small-capitalization Companies

Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to

•                  less certain growth prospects

•                  lower degree of liquidity in the markets for such stocks

•                  thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

•                  limited product lines, markets or financial resources

•                  dependence on a few key management personnel

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•                  increased susceptibility to losses and bankruptcy

•                  increased transaction costs

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies, including exchange traded funds (ETFs), are subject to the following statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”):  Absent an available exemption, the Master Fund may not

•                  acquire more than 3% of the voting shares of any other investment company,

•                  invest more than 5% of the Master Fund’s total assets in securities of any one investment company, and

•                  invest more than 10% of its total assets in securities of all investment companies.

ETFs:  Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index.  Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations discussed above, subject to certain conditions.  The Master Fund may rely on these exemptive orders to invest in unaffiliated ETFs.  An investment in an ETF generally presents the following risks:

•                  the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies

•                  the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective

•                  price fluctuation, resulting in a loss to the Master Fund

•                  the risk that an ETF may trade at a discount to its NAV

•                  the risk that an active market for an ETF’s shares may not develop or be maintained

•                  the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees.  The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests.

Illiquid Securities

•                  In General. Securities purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

•                  Limitation on Illiquid Investments. If one or more instruments in the Master Fund’s portfolio become illiquid, the Master Fund may exceed its limit on illiquid instruments. In the event that this occurs, the Master Fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force the Master Fund to liquidate any portfolio instrument where the Master Fund would suffer a loss on the sale of that instrument.

•                  Valuation of Illiquid Investments. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect the Master Fund’s NAV. For more information on fair valuation, please see ‘‘Determination of Net Asset Value’’

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds managed by the investment manager or a sub-adviser) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed without approval of the shareholders of the Fund.  The Fund may not be able to achieve its goal.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

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Investment Policies

The Fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in the Fund’s Principal Investment Strategy section. This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. The name of the Fund may be changed at any time by a vote of the Fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the fund’s Statement of Additional Information (“SAI”) which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address).  When you request a copy of the fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the fund’s policies and procedures regarding the release of portfolio holdings information is available in the fund’s SAI.  However, under the master-feeder structure, the fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

HL Investment Advisors, LLC (“HL Advisors”) is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, HL Advisors will provide those services for the fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of theMaster Fund; (ii) providing information to the Board of Directors to enable it to make all necessary decisions regarding whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund.  HL Advisors is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with $[     ] billion in assets under management as of December 31, 2009. HL Advisors had approximately $45.1 billion in assets under management as of December 31, 2009. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the “SEC”) that permits HL Advisors, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval.  Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HL Advisors, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

A discussion regarding the basis for the fund’s Board of Directors’ approval of the investment management agreements is available in the fund’s annual report to shareholders covering the period ending December 31, 2009.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.  As of December 31, 2009, CRMC managed more than $1 trillion in assets.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  CRMC and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give CRMC the authority to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders approved this arrangement a a meeting of shareholders on November 24, 2009.  There is no assurance that CRMC will incorporate its investment divisions or seek shareholder vote to exercise any authority, if granted, under an exemptive order.  In addition, shareholders approved a proposal to reorganize the series into a Delaware Statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee paid to CRMC for the year ended December 31, 2009, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.32%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2009.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors.  Counselors decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

The primary individual portfolio counselors for the Master Fund are:

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Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund
Donnalisa Barnum	6 years	Senior Vice President — Capital World Investors.	Serves as an equity portfolio counselor.
Investment professional for 27 years in total; 22 years with CRMC or an affiliate.

Gregg E. Ireland	3 years	Senior Vice President — Capital World Investors.	Serves as an equity portfolio counselor.
Investment professional for 37 years, all with CRMC or an affiliate.

Gregory D. Johnson	2 years	Senior Vice President — Capital World Investors	Serves as an equity portfolio counselor
Investment professional for 15 years, all with CRMC or an affiliate

Michael T. Kerr	4 years	Senior Vice President - Capital World Investors.	Serves as an equity portfolio counselor.
Investment professional for 25 years in total; 23 years with CRMC or an affiliate.

Ronald B. Morrow	6 years (plus 6 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital World Investors. Investment professional for 40 years in total; 11 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Hartford HLS Fund Shares

Hartford HLS Funds may offer their shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts. The Hartford HLS Funds may also offer their shares to certain qualified retirement plans (the “Plans”).

Each Hartford HLS Fund has authorized two classes of shares: Class IA shares and Class IB shares. For each Hartford HLS Fund, the two classes of shares represent an investment in the same Hartford HLS Fund but are subject to different expenses and have different prices and performance.

Many of the Accounts are registered with the SEC as investment companies. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Hartford HLS Funds are sold by Hartford Securities Distribution Company, Inc. (the “Distributor”) in a continuous offering to the Accounts and the Plans net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Hartford HLS Fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares and Class IB shares of the Hartford HLS Funds at net asset value without sales or redemption charges.

For each day on which a Hartford HLS Fund’s net asset value is calculated, the Accounts transmit to the Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the Hartford HLS Funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although they would not normally do so, the Hartford HLS Funds have the right to pay the redemption price of shares of the Hartford HLS Funds in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Hartford HLS Funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable Hartford HLS Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular Hartford HLS Fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a Hartford HLS Fund. To the extent that such classes of investors are invested in the same Hartford HLS Fund when a conflict of interest arises that might involve the Hartford HLS Fund, one or more of such classes of investors could be disadvantaged. The Hartford HLS Funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each Hartford HLS Fund’s Board of Directors will monitor each Hartford HLS Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the Hartford HLS Funds or substitute shares of another Hartford HLS Fund for the current Hartford HLS Fund. This, in turn, could cause a Hartford HLS Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons (“Servicing Intermediaries”) for Subaccounting, Administrative and/or Shareholder Processing Services

In addition to the Rule 12b-1 fees paid by the Hartford HLS Funds on Class IB shares, the transfer agent and its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the Hartford HLS Funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the Hartford HLS Funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the Hartford HLS Funds attributable to a particular Servicing Intermediary. For the year ended December 31, 2009, the transfer agent accrued approximately $[        ] in total Servicing Payments to Servicing Intermediaries and accruals of Servicing Payments did not exceed $[        ] for any Servicing Intermediary.

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As of January 1, 2010, the transfer agent has entered into arrangements to pay Servicing Compensation to: [ACS HR Solutions, LLC; ADP Broker-Dealer, Inc.; BenefitStreet, Inc.; Ascensus, Inc.; Charles Schwab & Co.; CitiStreet, LLC; Diversified Investment Advisors, Inc.; Edgewood Services, Inc. and Retirement Plan Services Company of America; Fidelity Brokerage Services LLC and National Financial Services LLC; Fidelity Investments Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Financial Advisers LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC and AMG Service Corp.; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mid Atlantic Capital Corp.; Nationwide Retirement Solutions, Inc.; Newport Retirement Services, Inc.; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Principal Life Insurance Company; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; Teachers Insurance and Annuity Association of America; The 401(k) Company, Inc. (purchased by Charles Schwab & Co.); Charles Schwab Trust Company; The Northern Trust Company; The Retirement Plan Company, LLC; The Vanguard Group, Inc.; US Bank; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company.] The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Class IB Shares Distribution Plan

Each Company, on behalf of its respective Hartford HLS Fund, has adopted a separate distribution plan (the “Distribution Plan”) for its Class IB shares pursuant to appropriate resolutions of each Company’s board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges. Pursuant to the Distribution Plan, each Hartford HLS Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Hartford HLS Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each Hartford HLS Fund may pay annually up to 0.25% of the average daily net assets of the Hartford HLS Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Hartford HLS Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Hartford HLS Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of a Hartford HLS Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (d) expenses relating to the development, preparation, printing, and mailing of Hartford HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of a Hartford HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of a Hartford HLS Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Hartford HLS Fund investment objectives and policies and other information about a Hartford HLS Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of a Hartford HLS Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of a Hartford HLS Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of a Hartford HLS Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the respective Hartford HLS Fund’s board of directors, including at least a majority of directors who are not interested persons of each Hartford HLS Fund as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of each Hartford HLS Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Hartford HLS Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the Hartford HLS Funds. Because the fees paid by the Hartford HLS Funds under the Distribution Plan are paid out of each Hartford HLS Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s or plan participant’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the fund invests.

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Determination of Net Asset Value

The net asset value (“NAV”) is determined for the fund as of the close of regular trading on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The NAV of the fund is determined by dividing the value of the fund’s net assets by the number of shares outstanding.  The NAV of the fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

Each fund’s Board of Directors has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  The current policy for each fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each fund reserves the right to change its dividend distribution policy at the discretion of its Board of Directors.

Frequent Purchases and Redemptions of Fund Shares

Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of a Hartford HLS Fund by a Hartford HLS Fund’s shareholder can disrupt the management of the Hartford HLS Fund, negatively affect the Hartford HLS Fund’s performance, and increase expenses for all Hartford HLS Fund shareholders. In particular, frequent trading (i) can force a Hartford HLS Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the Hartford HLS Fund, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Hartford HLS Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Hartford HLS Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies can dilute a Hartford HLS Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including through variable contracts issued by Hartford Life and IRS-qualified investment plans, such as employer-sponsored retirement plans. While some individual investors participate through Plans, the majority of investors invest through variable contract separate accounts maintained by Hartford Life which in turn invest in the Hartford HLS Funds. In most cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the Hartford HLS Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds challenge the Hartford HLS Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the Hartford HLS Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the Hartford HLS Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Hartford HLS Fund shares by Hartford HLS Fund shareholders. The Hartford HLS Funds’ policy is to discourage investors from trading in a Hartford HLS Fund’s shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of Hartford HLS Fund shares to the extent practicable. In addition, it is the Hartford HLS Funds’ policy to require the sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund and for Hartford Life to review and respond to such reports. The Hartford HLS Funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The Hartford HLS Funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason.  In making determinations concerning the revocation of exchange privileges, the Hartford HLS Funds may consider an investor’s trading history in any of the Hartford HLS Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other

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individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

In addition to the variable contracts described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts. The Boards of Directors of the Hartford HLS Funds has adopted policies and procedures relating to excessive trading in shares of the Hartford HLS Funds through qualified plan omnibus accounts directly in the Hartford HLS Funds (the “Policy”). With respect to investors who invest directly in the Hartford HLS Funds through qualified plans omnibus accounts, it is the Policy of the Hartford HLS Funds to permit only two “substantive round trips” by an investor within any single Hartford HLS Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into the same Hartford HLS Fund and a redemption of or an exchange out of the same Hartford HLS Fund in a dollar amount set by the Hartford HLS Funds’ sub-transfer agent, in the reasonable exercise of its discretion. When an additional transaction request for the Hartford HLS Fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such Hartford HLS Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. Any transaction not initiated by a shareholder or their registered representative, or that are part of a systematic program, will be exempted from the Policy. In addition, the Money Market HLS Fund is excluded from this policy.

In the case of actual or suspected excessive trading through qualified plan omnibus accounts maintained by financial intermediaries, the Hartford HLS Funds’ sub-transfer agent, Hartford Administrative Services Company (“HASCO”) shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the Hartford HLS Funds’ procedures with respect to omnibus accounts will be as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the Hartford HLS Funds) for limiting exchange activity in a manner that serves the purposes of the Policy as determined by the Frequent Trading Review Committee (comprised of the Hartford HLS Funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its policy in lieu of this Policy and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in Hartford HLS Fund shares resulting from the manner in which the NAV of the Hartford HLS Funds’ shares is determined each day. Frequent trading in Hartford HLS Fund shares can dilute the value of long-term shareholders’ interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Hartford HLS Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the Hartford HLS Funds’ defenses against harmful excessive trading in Hartford HLS Fund shares. For additional information concerning the Hartford HLS Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, each Hartford HLS Fund is treated as a separate taxpayer. Each Hartford HLS Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code, as amended. By so qualifying, a Hartford HLS Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each Hartford HLS Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a Hartford HLS Fund are not subject to federal income tax on Hartford HLS Fund earnings and distributions or on gains realized upon the sale or redemption of Hartford HLS Fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the Hartford HLS Funds, see “Taxes” in the SAI.

18

Variable Contract Owner Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a Hartford HLS Fund that is an investment portfolio of Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of Hartford HLS Funds differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a Hartford HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the Hartford HLS Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Plan Participant Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote Hartford HLS Fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The Hartford HLS Funds may advertise performance related information. Performance information about a Hartford HLS Fund is based on the Hartford HLS Fund’s past performance only and is no indication of future performance.

Each Hartford HLS Fund may include its total return in advertisements or other sales material. When a Hartford HLS Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Hartford HLS Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Hartford HLS Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Hartford HLS Funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the Hartford HLS Funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the Hartford HLS Funds’ performance information and will reduce an investor’s return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the Hartford HLS Funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each Hartford HLS Fund’s assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the Hartford HLS Funds.

19

FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund’s financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table for the fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2008 through December 31, 2009 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the fund’s financial statements and financial highlights, is included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any were included, returns would be lower.

20

FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS Funds:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT  06102-5085

By Phone:

1-800-862-6668

On The Internet:

www.hartfordinvestor.com

In Person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:

Hartford Series Fund, Inc. 811-08629

21

American Funds Growth HLS Fund

Class IB:    HVRBX

Class IB Shares
Prospectus
May 1, 2010

Mutual Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed  upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

HARTFORD HLS FUNDS

c/o Individual Annuity Services

P.O. BOX 5085

HARTFORD, CT  06102-5085

[This Page Is Intentionally Left Blank]

3

MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). The fund has the same investment objective and limitations as the Master Fund in which it invests.  The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund’s Board of Directors determines that it is in the best interests of the fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the fund (as opposed to a cash distribution from the Master Fund).  The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HL Investment Advisors, LLC (“HL Advisors”) manage the fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund’s assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

Capital Research and Management Company (“CRMC”) serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

4

AMERICAN FUNDS GROWTH HLS FUND

SUMMARY SECTION

INVESTMENT GOAL. The American Funds Growth HLS Fund seeks growth of capital.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

CLASS IB (1)
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	[ ]%
Distribution and service (12b-1) fees	0.25%
Other expenses	[ ]%
Total operating expenses	[ ]%
Less waiver/ reimbursement(2)	[ ]%
Total net expenses	[ ]%
Master Fund expenses	[ ]%
Total master and feeder expenses	[ ]%

(1)          Because the fund invests all of its assets in the Master Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund.  The amounts shown under “Master Fund expenses” reflect the operating expenses of the Master Fund, including the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the expenses of both the fund and the Master Fund.

(2)          HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.50%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company.  This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS IB
Year 1	$	[ ]
Year 3	$	[ ]
Year 5	$	[ ]
Year 10	$	[ ]

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was       % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds (“Master Growth Fund”). The Master Growth Fund is designed for investors seeking capital appreciation through stocks. The Master Growth Fund invests primarily in common stock of companies that appear to offer superior opportunities for growth of capital. The Master Growth Fund may invest in securities of issuers representing a broad range of market capitalizations. The Master Growth Fund may invest up to 15% of its assets in securities of issuers that are domiciled outside the United States and Canada. Investors in the Master Growth Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

5

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.

Growth Orientation Risk - If CRMC incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small-Cap and Mid-Cap Stock Risk — Stocks of smaller and mid-sized companies may be more risky than stocks of larger companies.  Many of these companies are young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.  The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  [Updated performance information is available at www.hartfordinvestor.com.]  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower for periods when fee waivers were in place

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was [     ]% ([     ] quarter, [     ]) and the lowest quarterly return was [     ]% ([     ] quarter, [     ]).

6

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based index.

Average annual total returns for periods ending December 31, 2009

	1 year		5 years		10 years
Class IB	[ ]	%	[ ]	%	[ ]	%
S&P 500 Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%
Lipper Capital Appreciation Funds Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%
Lipper Growth Funds Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%

Indices:

The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

The Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

The Lipper Growth Funds Index is an equally weighted index of growth funds. These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

MANAGEMENT.  The Fund’s investment manager is HL Advisors.  The Master Fund’s investment manager is CRMC.

Portfolio Counselor for the Series/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund

Donnalisa Barnum	Senior Vice President — Capital World Investors	6 years

Gregg E. Ireland	Senior Vice President — Capital World Investors	3 years

Gregory D. Johnson	Senior Vice President — Capital World Investors	2 years

Michael T. Kerr	Senior Vice President — Capital World Investors	4 years

Ronald B. Morrow	Senior Vice President — Capital World Investors	12 years

The funds’ SAI provides additional information about each portfolio counselor’s compensation, other accounts managed by each portfolio counselor and each portfolio counselor’s ownership of securities in the Master Funds.

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”) and certain qualified retirement plans.  You may invest indirectly in the fund through your purchase of a variable annuity or variable life insurance contract issued by a separate account or directly through a qualified retirement plan.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account or retirement plan through which you invest.

TAX INFORMATION.  Under current law, qualified retirement plan participants and owners of variable annuity and variable life insurance contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the retirement plan or variable contract. For information concerning the federal tax consequences to the purchasers of a variable annuity or variable life insurance contract, see the prospectus or other disclosure document for such variable contract.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is not sold directly to the general public but instead is offered as an underlying investment option for certain variable annuity and variable life insurance contracts and qualified retirement plans.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contracts.  The prospectus or other disclosure document for your variable contract may contain additional information about these payments.

7

ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The American Funds Growth HLS Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds (“Master Growth Fund”). The Master Growth Fund is designed for investors seeking capital appreciation through stocks. The Master Growth Fund invests primarily in common stock of companies that appear to offer superior opportunities for growth of capital. The Master Growth Fund may invest in securities of issuers representing a broad range of market capitalizations. The Master Growth Fund may invest up to 15% of its assets in securities of issuers that are domiciled outside the United States and Canada. Investors in the Master Growth Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.

Growth Orientation Risk - If CRMC incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small-Cap and Mid-Cap Stock Risk — Stocks of smaller and mid-sized companies may be more risky than stocks of larger companies.  Many of these companies are young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Additional Risks and Investment Information.

Many factors affect the Master Fund’s performance.  There is no assurance that the Master Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information contains more detailed information about the Master Fund’s investment policies and risks.

Equity Securities

Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. An investment in any equity security is subject to the following risks:

•                  Market Risk: The risk that the stock market as a whole may decline, thereby depressing the stock’s price.

•                  Financial Risk: The risk that the price of a particular issuer’s stock may decline due to its financial results.

Fixed-Income Securities

An investment in any fixed income security is subject to the following risks:

•                  Credit Risk: The risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument.

•                  Interest Rate Risk: The risk that the value of the security will fall as interest rates rise.

Also, securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Options, Futures, and Other Derivatives

The Master Fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices.

8

Derivatives permit the Master Fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for the Master Fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.  Derivatives are also used to seek to manage risk by hedging the Master Fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives include:

•                  If the issuer of the derivative instrument does not pay the amount due, the Master Fund could lose money.

•                  The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the Master Fund’s manager expected, which could result in losses to the Master Fund or increase volatility in the Master Fund’s performance.

•                  Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).

•                  Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

Foreign Investments

Foreign investments include investments in

•                  Securities of foreign issuers and loans of foreign borrowers, including

•                  companies organized outside the United States (unless the company’s economic fortunes and risks are primarily linked with U.S. markets)

•                  foreign governments and agencies or instrumentalities of foreign governments

•                  issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States

•                  Non-dollar securities:  Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Foreign investments may be affected by the following:

•                  changes in currency rates

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  decreased liquidity

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political or social instability or diplomatic developments in a foreign country

•                  differences in individual foreign economies

Emerging Markets

When compared to the securities markets of more developed countries, the securities markets of most Central and South American, African, Middle Eastern, certain Asian and Eastern European and other emerging countries are subject to the following risks:

•                  illiquidity

•                  increased price volatility

•                  smaller market capitalizations

•                  less government regulation

•                  less extensive and less frequent accounting, financial and other reporting requirements

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Small-capitalization Companies

Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to

•                  less certain growth prospects

•                  lower degree of liquidity in the markets for such stocks

•                  thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

•                  limited product lines, markets or financial resources

•                  dependence on a few key management personnel

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•                  increased susceptibility to losses and bankruptcy

•                  increased transaction costs

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies, including exchange traded funds (ETFs), are subject to the following statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”):  Absent an available exemption, the Master Fund may not

•                  acquire more than 3% of the voting shares of any other investment company,

•                  invest more than 5% of the Master Fund’s total assets in securities of any one investment company, and

•                  invest more than 10% of its total assets in securities of all investment companies.

ETFs:  Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index.  Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations discussed above, subject to certain conditions.  The Master Fund may rely on these exemptive orders to invest in unaffiliated ETFs.  An investment in an ETF generally presents the following risks:

•                  the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies

•                  the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective

•                  price fluctuation, resulting in a loss to the Master Fund

•                  the risk that an ETF may trade at a discount to its NAV

•                  the risk that an active market for an ETF’s shares may not develop or be maintained

•                  the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees.  The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests.

Illiquid Securities

•                  In General. Securities purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

•                  Limitation on Illiquid Investments. If one or more instruments in the Master Fund’s portfolio become illiquid, the Master Fund may exceed its limit on illiquid instruments. In the event that this occurs, the Master Fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force the Master Fund to liquidate any portfolio instrument where the Master Fund would suffer a loss on the sale of that instrument.

•                  Valuation of Illiquid Investments. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect the Master Fund’s NAV. For more information on fair valuation, please see ‘‘Determination of Net Asset Value’’

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds managed by the investment manager or a sub-adviser) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed without approval of the shareholders of the Fund.  The Fund may not be able to achieve its goal.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

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Investment Policies

The Fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in the Fund’s Principal Investment Strategy section. This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. The name of the Fund may be changed at any time by a vote of the Fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the fund’s Statement of Additional Information (“SAI”) which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address).  When you request a copy of the fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the fund’s policies and procedures regarding the release of portfolio holdings information is available in the fund’s SAI.  However, under the master-feeder structure, the fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

HL Investment Advisors, LLC (“HL Advisors”) is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, HL Advisors will provide those services for the fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of theMaster Fund; (ii) providing information to the Board of Directors to enable it to make all necessary decisions regarding whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund.  HL Advisors is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with $[     ] billion in assets under management as of December 31, 2009. HL Advisors had approximately $45.1 billion in assets under management as of December 31, 2009. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the “SEC”) that permits HL Advisors, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval.  Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HL Advisors, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

A discussion regarding the basis for the fund’s Board of Directors’ approval of the investment management agreements is available in the fund’s annual report to shareholders covering the period ending December 31, 2009.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.  As of December 31, 2009, CRMC managed more than $1 trillion in assets.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  CRMC and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give CRMC the authority to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders approved this arrangement a a meeting of shareholders on November 24, 2009.  There is no assurance that CRMC will incorporate its investment divisions or seek shareholder vote to exercise any authority, if granted, under an exemptive order.  In addition, shareholders approved a proposal to reorganize the series into a Delaware Statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee paid to CRMC for the year ended December 31, 2009, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.32%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2009.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors.  Counselors decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

The primary individual portfolio counselors for the Master Fund are:

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Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund

Donnalisa Barnum	6 years	Senior Vice President — Capital World Investors. Investment professional for 27 years in total; 22 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Gregg E. Ireland	3 years	Senior Vice President — Capital World Investors. Investment professional for 37 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Gregory D. Johnson	2 years	Senior Vice President — Capital World Investors Investment professional for 15 years, all with CRMC or an affiliate	Serves as an equity portfolio counselor

Michael T. Kerr	4 years	Senior Vice President - Capital World Investors. Investment professional for 25 years in total; 23 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Ronald B. Morrow	6 years (plus 6 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital World Investors. Investment professional for 40 years in total; 11 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Hartford HLS Fund Shares

Hartford HLS Funds may offer their shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts. The Hartford HLS Funds may also offer their shares to certain qualified retirement plans (the “Plans”).

Each Hartford HLS Fund has authorized two classes of shares: Class IA shares and Class IB shares. For each Hartford HLS Fund, the two classes of shares represent an investment in the same Hartford HLS Fund but are subject to different expenses and have different prices and performance.

Many of the Accounts are registered with the SEC as investment companies. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Hartford HLS Funds are sold by Hartford Securities Distribution Company, Inc. (the “Distributor”) in a continuous offering to the Accounts and the Plans net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Hartford HLS Fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares and Class IB shares of the Hartford HLS Funds at net asset value without sales or redemption charges.

For each day on which a Hartford HLS Fund’s net asset value is calculated, the Accounts transmit to the Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the Hartford HLS Funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although they would not normally do so, the Hartford HLS Funds have the right to pay the redemption price of shares of the Hartford HLS Funds in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Hartford HLS Funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable Hartford HLS Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular Hartford HLS Fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a Hartford HLS Fund. To the extent that such classes of investors are invested in the same Hartford HLS Fund when a conflict of interest arises that might involve the Hartford HLS Fund, one or more of such classes of investors could be disadvantaged. The Hartford HLS Funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each Hartford HLS Fund’s Board of Directors will monitor each Hartford HLS Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the Hartford HLS Funds or substitute shares of another Hartford HLS Fund for the current Hartford HLS Fund. This, in turn, could cause a Hartford HLS Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons (“Servicing Intermediaries”) for Subaccounting, Administrative and/or Shareholder Processing Services

In addition to the Rule 12b-1 fees paid by the Hartford HLS Funds on Class IB shares, the transfer agent and its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the Hartford HLS Funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the Hartford HLS Funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the Hartford HLS Funds attributable to a particular Servicing Intermediary. For the year ended December 31, 2009, the transfer agent accrued approximately $[        ] in total Servicing Payments to Servicing Intermediaries and accruals of Servicing Payments did not exceed $[        ] for any Servicing Intermediary.

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As of January 1, 2010, the transfer agent has entered into arrangements to pay Servicing Compensation to: [ACS HR Solutions, LLC; ADP Broker-Dealer, Inc.; BenefitStreet, Inc.; Ascensus, Inc.; Charles Schwab & Co.; CitiStreet, LLC; Diversified Investment Advisors, Inc.; Edgewood Services, Inc. and Retirement Plan Services Company of America; Fidelity Brokerage Services LLC and National Financial Services LLC; Fidelity Investments Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Financial Advisers LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC and AMG Service Corp.; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mid Atlantic Capital Corp.; Nationwide Retirement Solutions, Inc.; Newport Retirement Services, Inc.; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Principal Life Insurance Company; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; Teachers Insurance and Annuity Association of America; The 401(k) Company, Inc. (purchased by Charles Schwab & Co.); Charles Schwab Trust Company; The Northern Trust Company; The Retirement Plan Company, LLC; The Vanguard Group, Inc.; US Bank; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company.] The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Class IB Shares Distribution Plan

Each Company, on behalf of its respective Hartford HLS Fund, has adopted a separate distribution plan (the “Distribution Plan”) for its Class IB shares pursuant to appropriate resolutions of each Company’s board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges. Pursuant to the Distribution Plan, each Hartford HLS Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Hartford HLS Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each Hartford HLS Fund may pay annually up to 0.25% of the average daily net assets of the Hartford HLS Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Hartford HLS Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Hartford HLS Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of a Hartford HLS Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (d) expenses relating to the development, preparation, printing, and mailing of Hartford HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of a Hartford HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of a Hartford HLS Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Hartford HLS Fund investment objectives and policies and other information about a Hartford HLS Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of a Hartford HLS Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of a Hartford HLS Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of a Hartford HLS Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the respective Hartford HLS Fund’s board of directors, including at least a majority of directors who are not interested persons of each Hartford HLS Fund as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of each Hartford HLS Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Hartford HLS Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the Hartford HLS Funds. Because the fees paid by the Hartford HLS Funds under the Distribution Plan are paid out of each Hartford HLS Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s or plan participant’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the fund invests.

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Determination of Net Asset Value

The net asset value (“NAV”) is determined for the fund as of the close of regular trading on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The NAV of the fund is determined by dividing the value of the fund’s net assets by the number of shares outstanding.  The NAV of the fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

Each fund’s Board of Directors has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  The current policy for each fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each fund reserves the right to change its dividend distribution policy at the discretion of its Board of Directors.

Frequent Purchases and Redemptions of Fund Shares

Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of a Hartford HLS Fund by a Hartford HLS Fund’s shareholder can disrupt the management of the Hartford HLS Fund, negatively affect the Hartford HLS Fund’s performance, and increase expenses for all Hartford HLS Fund shareholders. In particular, frequent trading (i) can force a Hartford HLS Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the Hartford HLS Fund, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Hartford HLS Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Hartford HLS Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies can dilute a Hartford HLS Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including through variable contracts issued by Hartford Life and IRS-qualified investment plans, such as employer-sponsored retirement plans. While some individual investors participate through Plans, the majority of investors invest through variable contract separate accounts maintained by Hartford Life which in turn invest in the Hartford HLS Funds. In most cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the Hartford HLS Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds challenge the Hartford HLS Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the Hartford HLS Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the Hartford HLS Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Hartford HLS Fund shares by Hartford HLS Fund shareholders. The Hartford HLS Funds’ policy is to discourage investors from trading in a Hartford HLS Fund’s shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of Hartford HLS Fund shares to the extent practicable. In addition, it is the Hartford HLS Funds’ policy to require the sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund and for Hartford Life to review and respond to such reports. The Hartford HLS Funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The Hartford HLS Funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason.  In making determinations concerning the revocation of exchange privileges, the Hartford HLS Funds may consider an investor’s trading history in any of the Hartford HLS Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other

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individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

In addition to the variable contracts described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts. The Boards of Directors of the Hartford HLS Funds has adopted policies and procedures relating to excessive trading in shares of the Hartford HLS Funds through qualified plan omnibus accounts directly in the Hartford HLS Funds (the “Policy”). With respect to investors who invest directly in the Hartford HLS Funds through qualified plans omnibus accounts, it is the Policy of the Hartford HLS Funds to permit only two “substantive round trips” by an investor within any single Hartford HLS Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into the same Hartford HLS Fund and a redemption of or an exchange out of the same Hartford HLS Fund in a dollar amount set by the Hartford HLS Funds’ sub-transfer agent, in the reasonable exercise of its discretion. When an additional transaction request for the Hartford HLS Fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such Hartford HLS Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. Any transaction not initiated by a shareholder or their registered representative, or that are part of a systematic program, will be exempted from the Policy. In addition, the Money Market HLS Fund is excluded from this policy.

In the case of actual or suspected excessive trading through qualified plan omnibus accounts maintained by financial intermediaries, the Hartford HLS Funds’ sub-transfer agent, Hartford Administrative Services Company (“HASCO”) shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the Hartford HLS Funds’ procedures with respect to omnibus accounts will be as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the Hartford HLS Funds) for limiting exchange activity in a manner that serves the purposes of the Policy as determined by the Frequent Trading Review Committee (comprised of the Hartford HLS Funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its policy in lieu of this Policy and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in Hartford HLS Fund shares resulting from the manner in which the NAV of the Hartford HLS Funds’ shares is determined each day. Frequent trading in Hartford HLS Fund shares can dilute the value of long-term shareholders’ interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Hartford HLS Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the Hartford HLS Funds’ defenses against harmful excessive trading in Hartford HLS Fund shares. For additional information concerning the Hartford HLS Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, each Hartford HLS Fund is treated as a separate taxpayer. Each Hartford HLS Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code, as amended. By so qualifying, a Hartford HLS Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each Hartford HLS Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a Hartford HLS Fund are not subject to federal income tax on Hartford HLS Fund earnings and distributions or on gains realized upon the sale or redemption of Hartford HLS Fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the Hartford HLS Funds, see “Taxes” in the SAI.

17

Variable Contract Owner Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a Hartford HLS Fund that is an investment portfolio of Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of Hartford HLS Funds differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a Hartford HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the Hartford HLS Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Plan Participant Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote Hartford HLS Fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The Hartford HLS Funds may advertise performance related information. Performance information about a Hartford HLS Fund is based on the Hartford HLS Fund’s past performance only and is no indication of future performance.

Each Hartford HLS Fund may include its total return in advertisements or other sales material. When a Hartford HLS Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Hartford HLS Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Hartford HLS Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Hartford HLS Funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the Hartford HLS Funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the Hartford HLS Funds’ performance information and will reduce an investor’s return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the Hartford HLS Funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each Hartford HLS Fund’s assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the Hartford HLS Funds.

18

FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund’s financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table for the fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2008 through December 31, 2009 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the fund’s financial statements and financial highlights, is included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any were included, returns would be lower.

19

FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS Funds:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT  06102-5085

By Phone:

1-800-862-6668

On The Internet:

www.hartfordinvestor.com

In Person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:

Hartford Series Fund, Inc. 811-08629

20

American Funds Growth-Income HLS Fund

Class IA Shares
Prospectus
May 1, 2010

Mutual Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

HARTFORD HLS FUNDS

c/o Individual Annuity Services

P.O. BOX 5085

HARTFORD, CT  06102-5085

[This Page Is Intentionally Left Blank]

3

MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). The fund has the same investment objective and limitations as the Master Fund in which it invests.  The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund’s Board of Directors determines that it is in the best interests of the fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the fund (as opposed to a cash distribution from the Master Fund).  The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HL Investment Advisors, LLC (“HL Advisors”) manage the fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund’s assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

Capital Research and Management Company (“CRMC”) serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

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AMERICAN FUNDS GROWTH-INCOME HLS FUND

SUMMARY SECTION

INVESTMENT GOAL. The American Funds Growth-Income HLS Fund seeks growth of capital and income over time.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

CLASS IA (1)
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	[ ]%
Distribution and service (12b-1) fees	None
Other expenses	[ ]%
Total operating expenses	[ ]%
Less waiver/ reimbursement(2)	[ ]%
Total net expenses	[ ]%
Master Fund expenses	[ ]%
Total master and feeder expenses	[ ]%

(1)          Because the fund invests all of its assets in the Master Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund.  The amounts shown under “Master Fund expenses” reflect the operating expenses of the Master Fund, including the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the expenses of both the fund and the Master Fund.

(2)          HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.45%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company.  This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS IA
Year 1	$	[ ]
Year 3	$	[ ]
Year 5	$	[ ]
Year 10	$	[ ]

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was       % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds (“Master Growth-Income Fund”). The Master Growth-Income Fund is designed for investors seeking both capital appreciation and income. The Master Growth-Income Fund invests primarily in common stock or other securities that demonstrate the potential for appreciation and/or dividends. The Master Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in the S&P 500 Index.

5

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Dividend Yielding Investment Risk — A focus on dividend yielding investments significantly influences performance. High dividend yielding investments as a group can fall out of favor with the market, causing the fund to underperform funds that do not focus on dividends. The fund’s focus on dividend yielding investments may cause the fund’s share price and total return to fluctuate more than the share price and total return of funds that do not focus on dividend yielding investments. The fund’s focus on dividend yielding investments may result in the underperformance of the fund relative to broad market indices..

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small-Cap and Mid-Cap Stock Risk — Stocks of smaller and mid-sized companies may be more risky than stocks of larger companies.  Many of these companies are young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.  The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  [Updated performance information is available at www.hartfordinvestor.com.]  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower for periods when fee waivers were in place

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

6

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was [     ]% ([     ] quarter, [     ]) and the lowest quarterly return was [     ]% ([     ] quarter, [     ]).

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based index.

Average annual total returns for periods ending December 31, 2009

	1 year		5 years		10 years
Class IA	[ ]	%	[ ]	%	[ ]	%
S&P 500 Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%
Lipper Growth & Income Funds Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%

Indices:

The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

The Lipper Growth & Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

MANAGEMENT.  The Fund’s investment manager is HL Advisors.  The Master Fund’s investment manager is CRMC.

Portfolio Counselor for the Series/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund

James K. Dunton (Vice Chairman of the Board)	Senior Vice President — Capital Research Global Investors	25 years

Donald D. O’Neal (President and Trustee)	Senior Vice President — Capital Research Global Investors	4 years

Claudia P. Huntington (Senior Vice President)	Senior Vice President — Capital Research Global Investors	21 years

C. Ross Sappenfield(Vice President)	Senior Vice President — Capital Research Global Investors	10 years

J. Blair Frank	Senior Vice President — Capital Research Global Investors	3 years

Dylan J. Yolles	Senior Vice President — Capital Research Global Investors	3 years

The funds’ SAI provides additional information about each portfolio counselor’s compensation, other accounts managed by each portfolio counselor and each portfolio counselor’s ownership of securities in the Master Funds.

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”) and certain qualified retirement plans.  You may invest indirectly in the fund through your purchase of a variable annuity or variable life insurance contract

7

issued by a separate account or directly through a qualified retirement plan.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account or retirement plan through which you invest.

TAX INFORMATION.  Under current law, qualified retirement plan participants and owners of variable annuity and variable life insurance contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the retirement plan or variable contract. For information concerning the federal tax consequences to the purchasers of a variable annuity or variable life insurance contract, see the prospectus or other disclosure document for such variable contract.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is not sold directly to the general public but instead is offered as an underlying investment option for certain variable annuity and variable life insurance contracts and qualified retirement plans.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contracts.  The prospectus or other disclosure document for your variable contract may contain additional information about these payments.

8

ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The American Funds Growth-Income HLS Fund seeks growth of capital and income over time.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds (“Master Growth-Income Fund”). The Master Growth-Income Fund is designed for investors seeking both capital appreciation and income. The Master Growth-Income Fund invests primarily in common stock or other securities that demonstrate the potential for appreciation and/or dividends. The Master Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in the S&P 500 Index.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.

Dividend Yielding Investment Risk — A focus on dividend yielding investments significantly influences performance. High dividend yielding investments as a group can fall out of favor with the market, causing the fund to underperform funds that do not focus on dividends. The fund’s focus on dividend yielding investments may cause the fund’s share price and total return to fluctuate more than the share price and total return of funds that do not focus on dividend yielding investments. The fund’s focus on dividend yielding investments may result in the underperformance of the fund relative to broad market indices..

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small-Cap and Mid-Cap Stock Risk — Stocks of smaller and mid-sized companies may be more risky than stocks of larger companies.  Many of these companies are young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Additional Risks and Investment Information.

Many factors affect the Master Fund’s performance.  There is no assurance that the Master Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information contains more detailed information about the Master Fund’s investment policies and risks.

Equity Securities

Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. An investment in any equity security is subject to the following risks:

•                  Market Risk: The risk that the stock market as a whole may decline, thereby depressing the stock’s price.

•                  Financial Risk: The risk that the price of a particular issuer’s stock may decline due to its financial results.

Fixed-Income Securities

An investment in any fixed income security is subject to the following risks:

•                  Credit Risk: The risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument.

•                  Interest Rate Risk: The risk that the value of the security will fall as interest rates rise.

Also, securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Options, Futures, and Other Derivatives

The Master Fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices.

9

Derivatives permit the Master Fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for the Master Fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.  Derivatives are also used to seek to manage risk by hedging the Master Fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives include:

•                  If the issuer of the derivative instrument does not pay the amount due, the Master Fund could lose money.

•                  The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the Master Fund’s manager expected, which could result in losses to the Master Fund or increase volatility in the Master Fund’s performance.

•                  Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).

•                  Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

Foreign Investments

Foreign investments include investments in

•                  Securities of foreign issuers and loans of foreign borrowers, including

•                  companies organized outside the United States (unless the company’s economic fortunes and risks are primarily linked with U.S. markets)

•                  foreign governments and agencies or instrumentalities of foreign governments

•                  issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States

•                  Non-dollar securities:  Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Foreign investments may be affected by the following:

•                  changes in currency rates

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  decreased liquidity

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political or social instability or diplomatic developments in a foreign country

•                  differences in individual foreign economies

Emerging Markets

When compared to the securities markets of more developed countries, the securities markets of most Central and South American, African, Middle Eastern, certain Asian and Eastern European and other emerging countries are subject to the following risks:

•                  illiquidity

•                  increased price volatility

•                  smaller market capitalizations

•                  less government regulation

•                  less extensive and less frequent accounting, financial and other reporting requirements

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Small-capitalization Companies

Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to

•                  less certain growth prospects

•                  lower degree of liquidity in the markets for such stocks

•                  thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

•                  limited product lines, markets or financial resources

•                  dependence on a few key management personnel

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•                  increased susceptibility to losses and bankruptcy

•                  increased transaction costs

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies, including exchange traded funds (ETFs), are subject to the following statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”):  Absent an available exemption, the Master Fund may not

•                  acquire more than 3% of the voting shares of any other investment company,

•                  invest more than 5% of the Master Fund’s total assets in securities of any one investment company, and

•                  invest more than 10% of its total assets in securities of all investment companies.

ETFs:  Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index.  Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations discussed above, subject to certain conditions.  The Master Fund may rely on these exemptive orders to invest in unaffiliated ETFs.  An investment in an ETF generally presents the following risks:

•                  the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies

•                  the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective

•                  price fluctuation, resulting in a loss to the Master Fund

•                  the risk that an ETF may trade at a discount to its NAV

•                  the risk that an active market for an ETF’s shares may not develop or be maintained

•                  the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees.  The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests.

Illiquid Securities

•                  In General. Securities purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

•                  Limitation on Illiquid Investments. If one or more instruments in the Master Fund’s portfolio become illiquid, the Master Fund may exceed its limit on illiquid instruments. In the event that this occurs, the Master Fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force the Master Fund to liquidate any portfolio instrument where the Master Fund would suffer a loss on the sale of that instrument.

•                  Valuation of Illiquid Investments. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect the Master Fund’s NAV. For more information on fair valuation, please see ‘‘Determination of Net Asset Value’’

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds managed by the investment manager or a sub-adviser) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed without approval of the shareholders of the Fund.  The Fund may not be able to achieve its goal.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

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Investment Policies

The Fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in the Fund’s Principal Investment Strategy section. This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. The name of the Fund may be changed at any time by a vote of the Fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the fund’s Statement of Additional Information (“SAI”) which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address).  When you request a copy of the fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the fund’s policies and procedures regarding the release of portfolio holdings information is available in the fund’s SAI.  However, under the master-feeder structure, the fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

HL Investment Advisors, LLC (“HL Advisors”) is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, HL Advisors will provide those services for the fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of theMaster Fund; (ii) providing information to the Board of Directors to enable it to make all necessary decisions regarding whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund.  HL Advisors is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with $[     ] billion in assets under management as of December 31, 2009. HL Advisors had approximately $45.1 billion in assets under management as of December 31, 2009. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the “SEC”) that permits HL Advisors, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval.  Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HL Advisors, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

A discussion regarding the basis for the fund’s Board of Directors’ approval of the investment management agreements is available in the fund’s annual report to shareholders covering the period ending December 31, 2009.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.  As of December 31, 2009, CRMC managed more than $1 trillion in assets.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  CRMC and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give CRMC the authority to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders approved this arrangement a a meeting of shareholders on November 24, 2009.  There is no assurance that CRMC will incorporate its investment divisions or seek shareholder vote to exercise any authority, if granted, under an exemptive order.  In addition, shareholders approved a proposal to reorganize the series into a Delaware Statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee paid to CRMC for the year ended December 31, 2009, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.71%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2009.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors.  Counselors decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

The primary individual portfolio counselors for the Master Fund are:

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Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund

James K. Dunton (Vice Chairman of the Board)	25 years (since the Master Fund’s inception)	Senior Vice President — Capital Research Global Investors. Investment professional for 47 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Donald D. O’Neal (President and Trustee)	4 years	Senior Vice President — Capital Research Global Investors. Investment professional for 24 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Claudia P. Huntington (Senior Vice President)	16 years (plus 5 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital Research Global Investors. Investment professional for 36 years in total; 34 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

C. Ross Sappenfield (Vice President)	10 years	Senior Vice President — Capital Research Global Investors. Investment professional for 17 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

J. Blair Frank	3 years	Senior Vice President — Capital Research Global Investors. Investment professional for 16 years in total; 15 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Dylan J. Yolles	3 years	Senior Vice President — Capital World Investors Investment professional for 12 years in total; 9 years with CRMC or an affiliate	Serves as an equity portfolio counselor

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Hartford HLS Fund Shares

Hartford HLS Funds may offer their shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts. The Hartford HLS Funds may also offer their shares to certain qualified retirement plans (the “Plans”).

Each Hartford HLS Fund has authorized two classes of shares: Class IA shares and Class IB shares. For each Hartford HLS Fund, the two classes of shares represent an investment in the same Hartford HLS Fund but are subject to different expenses and have different prices and performance.

Many of the Accounts are registered with the SEC as investment companies. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Hartford HLS Funds are sold by Hartford Securities Distribution Company, Inc. (the “Distributor”) in a continuous offering to the Accounts and the Plans net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Hartford HLS Fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares and Class IB shares of the Hartford HLS Funds at net asset value without sales or redemption charges.

For each day on which a Hartford HLS Fund’s net asset value is calculated, the Accounts transmit to the Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the Hartford HLS Funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although they would not normally do so, the Hartford HLS Funds have the right to pay the redemption price of shares of the Hartford HLS Funds in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Hartford HLS Funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable Hartford HLS Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular Hartford HLS Fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a Hartford HLS Fund. To the extent that such classes of investors are invested in the same Hartford HLS Fund when a conflict of interest arises that might involve the Hartford HLS Fund, one or more of such classes of investors could be disadvantaged. The Hartford HLS Funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each Hartford HLS Fund’s Board of Directors will monitor each Hartford HLS Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the Hartford HLS Funds or substitute shares of another Hartford HLS Fund for the current Hartford HLS Fund. This, in turn, could cause a Hartford HLS Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons (“Servicing Intermediaries”) for Subaccounting, Administrative and/or Shareholder Processing Services

In addition to the Rule 12b-1 fees paid by the Hartford HLS Funds on Class IB shares, the transfer agent and its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the Hartford HLS Funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the Hartford HLS Funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the Hartford HLS Funds attributable to a particular Servicing Intermediary. For the year ended December 31, 2009, the transfer agent accrued approximately $[        ] in total Servicing Payments to Servicing Intermediaries and accruals of Servicing Payments did not exceed $[        ] for any Servicing Intermediary.

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As of January 1, 2010, the transfer agent has entered into arrangements to pay Servicing Compensation to: [ACS HR Solutions, LLC; ADP Broker-Dealer, Inc.; BenefitStreet, Inc.; Ascensus, Inc.; Charles Schwab & Co.; CitiStreet, LLC; Diversified Investment Advisors, Inc.; Edgewood Services, Inc. and Retirement Plan Services Company of America; Fidelity Brokerage Services LLC and National Financial Services LLC; Fidelity Investments Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Financial Advisers LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC and AMG Service Corp.; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mid Atlantic Capital Corp.; Nationwide Retirement Solutions, Inc.; Newport Retirement Services, Inc.; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Principal Life Insurance Company; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; Teachers Insurance and Annuity Association of America; The 401(k) Company, Inc. (purchased by Charles Schwab & Co.); Charles Schwab Trust Company; The Northern Trust Company; The Retirement Plan Company, LLC; The Vanguard Group, Inc.; US Bank; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company.] The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Class IB Shares Distribution Plan

Each Company, on behalf of its respective Hartford HLS Fund, has adopted a separate distribution plan (the “Distribution Plan”) for its Class IB shares pursuant to appropriate resolutions of each Company’s board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges. Pursuant to the Distribution Plan, each Hartford HLS Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Hartford HLS Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each Hartford HLS Fund may pay annually up to 0.25% of the average daily net assets of the Hartford HLS Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Hartford HLS Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Hartford HLS Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of a Hartford HLS Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (d) expenses relating to the development, preparation, printing, and mailing of Hartford HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of a Hartford HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of a Hartford HLS Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Hartford HLS Fund investment objectives and policies and other information about a Hartford HLS Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of a Hartford HLS Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of a Hartford HLS Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of a Hartford HLS Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the respective Hartford HLS Fund’s board of directors, including at least a majority of directors who are not interested persons of each Hartford HLS Fund as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of each Hartford HLS Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Hartford HLS Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the Hartford HLS Funds. Because the fees paid by the Hartford HLS Funds under the Distribution Plan are paid out of each Hartford HLS Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s or plan participant’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the fund invests.

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Determination of Net Asset Value

The net asset value (“NAV”) is determined for the fund as of the close of regular trading on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The NAV of the fund is determined by dividing the value of the fund’s net assets by the number of shares outstanding.  The NAV of the fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

Each fund’s Board of Directors has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  The current policy for each fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each fund reserves the right to change its dividend distribution policy at the discretion of its Board of Directors.

Frequent Purchases and Redemptions of Fund Shares

Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of a Hartford HLS Fund by a Hartford HLS Fund’s shareholder can disrupt the management of the Hartford HLS Fund, negatively affect the Hartford HLS Fund’s performance, and increase expenses for all Hartford HLS Fund shareholders. In particular, frequent trading (i) can force a Hartford HLS Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the Hartford HLS Fund, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Hartford HLS Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Hartford HLS Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies can dilute a Hartford HLS Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including through variable contracts issued by Hartford Life and IRS-qualified investment plans, such as employer-sponsored retirement plans. While some individual investors participate through Plans, the majority of investors invest through variable contract separate accounts maintained by Hartford Life which in turn invest in the Hartford HLS Funds. In most cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the Hartford HLS Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds challenge the Hartford HLS Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the Hartford HLS Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the Hartford HLS Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Hartford HLS Fund shares by Hartford HLS Fund shareholders. The Hartford HLS Funds’ policy is to discourage investors from trading in a Hartford HLS Fund’s shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of Hartford HLS Fund shares to the extent practicable. In addition, it is the Hartford HLS Funds’ policy to require the sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund and for Hartford Life to review and respond to such reports. The Hartford HLS Funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The Hartford HLS Funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason.  In making determinations concerning the revocation of exchange privileges, the Hartford HLS Funds may consider an investor’s trading history in any of the Hartford HLS Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other

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individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

In addition to the variable contracts described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts. The Boards of Directors of the Hartford HLS Funds has adopted policies and procedures relating to excessive trading in shares of the Hartford HLS Funds through qualified plan omnibus accounts directly in the Hartford HLS Funds (the “Policy”). With respect to investors who invest directly in the Hartford HLS Funds through qualified plans omnibus accounts, it is the Policy of the Hartford HLS Funds to permit only two “substantive round trips” by an investor within any single Hartford HLS Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into the same Hartford HLS Fund and a redemption of or an exchange out of the same Hartford HLS Fund in a dollar amount set by the Hartford HLS Funds’ sub-transfer agent, in the reasonable exercise of its discretion. When an additional transaction request for the Hartford HLS Fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such Hartford HLS Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. Any transaction not initiated by a shareholder or their registered representative, or that are part of a systematic program, will be exempted from the Policy. In addition, the Money Market HLS Fund is excluded from this policy.

In the case of actual or suspected excessive trading through qualified plan omnibus accounts maintained by financial intermediaries, the Hartford HLS Funds’ sub-transfer agent, Hartford Administrative Services Company (“HASCO”) shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the Hartford HLS Funds’ procedures with respect to omnibus accounts will be as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the Hartford HLS Funds) for limiting exchange activity in a manner that serves the purposes of the Policy as determined by the Frequent Trading Review Committee (comprised of the Hartford HLS Funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its policy in lieu of this Policy and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in Hartford HLS Fund shares resulting from the manner in which the NAV of the Hartford HLS Funds’ shares is determined each day. Frequent trading in Hartford HLS Fund shares can dilute the value of long-term shareholders’ interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Hartford HLS Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the Hartford HLS Funds’ defenses against harmful excessive trading in Hartford HLS Fund shares. For additional information concerning the Hartford HLS Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, each Hartford HLS Fund is treated as a separate taxpayer. Each Hartford HLS Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code, as amended. By so qualifying, a Hartford HLS Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each Hartford HLS Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a Hartford HLS Fund are not subject to federal income tax on Hartford HLS Fund earnings and distributions or on gains realized upon the sale or redemption of Hartford HLS Fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the Hartford HLS Funds, see “Taxes” in the SAI.

18

Variable Contract Owner Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a Hartford HLS Fund that is an investment portfolio of Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of Hartford HLS Funds differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a Hartford HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the Hartford HLS Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Plan Participant Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote Hartford HLS Fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The Hartford HLS Funds may advertise performance related information. Performance information about a Hartford HLS Fund is based on the Hartford HLS Fund’s past performance only and is no indication of future performance.

Each Hartford HLS Fund may include its total return in advertisements or other sales material. When a Hartford HLS Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Hartford HLS Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Hartford HLS Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Hartford HLS Funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the Hartford HLS Funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the Hartford HLS Funds’ performance information and will reduce an investor’s return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the Hartford HLS Funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each Hartford HLS Fund’s assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the Hartford HLS Funds.

19

FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund’s financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table for the fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2008 through December 31, 2009 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the fund’s financial statements and financial highlights, is included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any were included, returns would be lower.

20

FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS Funds:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT  06102-5085

By Phone:

1-800-862-6668

On The Internet:

www.hartfordinvestor.com

In Person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:

Hartford Series Fund, Inc. 811-08629

21

American Funds Growth-Income HLS Fund

Class IB:         HVNBX

Class IB Shares
Prospectus
May 1, 2010

Mutual Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed  upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

HARTFORD HLS FUNDS

c/o Individual Annuity Services

P.O. BOX 5085

HARTFORD, CT  06102-5085

[This Page Is Intentionally Left Blank]

3

MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). The fund has the same investment objective and limitations as the Master Fund in which it invests.  The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund’s Board of Directors determines that it is in the best interests of the fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the fund (as opposed to a cash distribution from the Master Fund).  The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HL Investment Advisors, LLC (“HL Advisors”) manage the fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund’s assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

Capital Research and Management Company (“CRMC”) serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

4

AMERICAN FUNDS GROWTH-INCOME HLS FUND

SUMMARY SECTION

INVESTMENT GOAL. The American Funds Growth-Income HLS Fund seeks growth of capital and income over time.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

CLASS IB (1)
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	[ ]%
Distribution and service (12b-1) fees	0.25%
Other expenses	[ ]%
Total operating expenses	[ ]%
Less waiver/ reimbursement(2)	[ ]%
Total net expenses	[ ]%
Master Fund expenses	[ ]%
Total master and feeder expenses	[ ]%

(1)   Because the fund invests all of its assets in the Master Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund.  The amounts shown under “Master Fund expenses” reflect the operating expenses of the Master Fund, including the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the expenses of both the fund and the Master Fund.

(2)   HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.45%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company.  This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

•      Your investment has a 5% return each year

•      The fund’s operating expenses remain the same

•      You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS IB
Year 1	$	[ ]
Year 3	$	[ ]
Year 5	$	[ ]
Year 10	$	[ ]

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was       % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds (“Master Growth-Income Fund”). The Master Growth-Income Fund is designed for investors seeking both capital appreciation and income. The Master Growth-Income Fund invests primarily in common stock or other securities that demonstrate the potential for appreciation and/or dividends. The Master Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in the S&P 500 Index.

5

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Dividend Yielding Investment Risk — A focus on dividend yielding investments significantly influences performance. High dividend yielding investments as a group can fall out of favor with the market, causing the fund to underperform funds that do not focus on dividends. The fund’s focus on dividend yielding investments may cause the fund’s share price and total return to fluctuate more than the share price and total return of funds that do not focus on dividend yielding investments. The fund’s focus on dividend yielding investments may result in the underperformance of the fund relative to broad market indices..

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small-Cap and Mid-Cap Stock Risk — Stocks of smaller and mid-sized companies may be more risky than stocks of larger companies.  Many of these companies are young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.  The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  [Updated performance information is available at www.hartfordinvestor.com.]  The returns:

•      Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•      Assume reinvestment of all dividends and distributions

•      Would be lower for periods when fee waivers were in place

•      Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan were included.

The bar chart:

•      Shows how the Fund’s total return has varied from year to year

6

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was [     ]% ([     ] quarter, [     ]) and the lowest quarterly return was [     ]% ([     ] quarter, [     ]).

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based index.

Average annual total returns for periods ending December 31, 2009

	1 year		5 years		10 years
Class IB	[ ]	%	[ ]	%	[ ]	%
S&P 500 Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%
Lipper Growth & Income Funds Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%

Indices:

The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

The Lipper Growth & Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

MANAGEMENT.  The Fund’s investment manager is HL Advisors.  The Master Fund’s investment manager is CRMC.

Portfolio Counselor for the Series/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund
James K. Dunton (Vice Chairman of the Board)	Senior Vice President – Capital Research Global Investors	25 years
Donald D. O’Neal (President and Trustee)	Senior Vice President – Capital Research Global Investors	4 years
Claudia P. Huntington (Senior Vice President)	Senior Vice President – Capital Research Global Investors	21 years
C. Ross Sappenfield(Vice President)	Senior Vice President – Capital Research Global Investors	10 years
J. Blair Frank	Senior Vice President – Capital Research Global Investors	3 years
Dylan J. Yolles	Senior Vice President – Capital Research Global Investors	3 years

The funds’ SAI provides additional information about each portfolio counselor’s compensation, other accounts managed by each portfolio counselor and each portfolio counselor’s ownership of securities in the Master Funds.

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”) and certain qualified retirement plans.  You may invest indirectly in the fund through your purchase of a variable annuity or variable life insurance contract

7

issued by a separate account or directly through a qualified retirement plan.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account or retirement plan through which you invest.

TAX INFORMATION.  Under current law, qualified retirement plan participants and owners of variable annuity and variable life insurance contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the retirement plan or variable contract. For information concerning the federal tax consequences to the purchasers of a variable annuity or variable life insurance contract, see the prospectus or other disclosure document for such variable contract.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is not sold directly to the general public but instead is offered as an underlying investment option for certain variable annuity and variable life insurance contracts and qualified retirement plans.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contracts.  The prospectus or other disclosure document for your variable contract may contain additional information about these payments.

8

ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The American Funds Growth-Income HLS Fund seeks growth of capital and income over time.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds (“Master Growth-Income Fund”). The Master Growth-Income Fund is designed for investors seeking both capital appreciation and income. The Master Growth-Income Fund invests primarily in common stock or other securities that demonstrate the potential for appreciation and/or dividends. The Master Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in the S&P 500 Index.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.

Dividend Yielding Investment Risk — A focus on dividend yielding investments significantly influences performance. High dividend yielding investments as a group can fall out of favor with the market, causing the fund to underperform funds that do not focus on dividends. The fund’s focus on dividend yielding investments may cause the fund’s share price and total return to fluctuate more than the share price and total return of funds that do not focus on dividend yielding investments. The fund’s focus on dividend yielding investments may result in the underperformance of the fund relative to broad market indices..

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small-Cap and Mid-Cap Stock Risk — Stocks of smaller and mid-sized companies may be more risky than stocks of larger companies.  Many of these companies are young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Additional Risks and Investment Information.

Many factors affect the Master Fund’s performance.  There is no assurance that the Master Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information contains more detailed information about the Master Fund’s investment policies and risks.

Equity Securities

Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. An investment in any equity security is subject to the following risks:

•                  Market Risk: The risk that the stock market as a whole may decline, thereby depressing the stock’s price.

•                  Financial Risk: The risk that the price of a particular issuer’s stock may decline due to its financial results.

Fixed-Income Securities

An investment in any fixed income security is subject to the following risks:

•                  Credit Risk: The risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument.

•                  Interest Rate Risk: The risk that the value of the security will fall as interest rates rise.

Also, securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Options, Futures, and Other Derivatives

The Master Fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices.

9

Derivatives permit the Master Fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for the Master Fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.  Derivatives are also used to seek to manage risk by hedging the Master Fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives include:

•                  If the issuer of the derivative instrument does not pay the amount due, the Master Fund could lose money.

•                  The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the Master Fund’s manager expected, which could result in losses to the Master Fund or increase volatility in the Master Fund’s performance.

•                  Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).

•                  Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

Foreign Investments

Foreign investments include investments in

•                  Securities of foreign issuers and loans of foreign borrowers, including

•                  companies organized outside the United States (unless the company’s economic fortunes and risks are primarily linked with U.S. markets)

•                  foreign governments and agencies or instrumentalities of foreign governments

•                  issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States

•                  Non-dollar securities:  Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Foreign investments may be affected by the following:

•                  changes in currency rates

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  decreased liquidity

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political or social instability or diplomatic developments in a foreign country

•                  differences in individual foreign economies

Emerging Markets

When compared to the securities markets of more developed countries, the securities markets of most Central and South American, African, Middle Eastern, certain Asian and Eastern European and other emerging countries are subject to the following risks:

•                  illiquidity

•                  increased price volatility

•                  smaller market capitalizations

•                  less government regulation

•                  less extensive and less frequent accounting, financial and other reporting requirements

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Small-capitalization Companies

Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to

•                  less certain growth prospects

•                  lower degree of liquidity in the markets for such stocks

•                  thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

•                  limited product lines, markets or financial resources

•                  dependence on a few key management personnel

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•                  increased susceptibility to losses and bankruptcy

•                  increased transaction costs

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies, including exchange traded funds (ETFs), are subject to the following statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”):  Absent an available exemption, the Master Fund may not

•                  acquire more than 3% of the voting shares of any other investment company,

•                  invest more than 5% of the Master Fund’s total assets in securities of any one investment company, and

•                  invest more than 10% of its total assets in securities of all investment companies.

ETFs:  Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index.  Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations discussed above, subject to certain conditions.  The Master Fund may rely on these exemptive orders to invest in unaffiliated ETFs.  An investment in an ETF generally presents the following risks:

•                  the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies

•                  the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective

•                  price fluctuation, resulting in a loss to the Master Fund

•                  the risk that an ETF may trade at a discount to its NAV

•                  the risk that an active market for an ETF’s shares may not develop or be maintained

•                  the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees.  The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests.

Illiquid Securities

•                  In General. Securities purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

•                  Limitation on Illiquid Investments. If one or more instruments in the Master Fund’s portfolio become illiquid, the Master Fund may exceed its limit on illiquid instruments. In the event that this occurs, the Master Fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force the Master Fund to liquidate any portfolio instrument where the Master Fund would suffer a loss on the sale of that instrument.

•                  Valuation of Illiquid Investments. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect the Master Fund’s NAV. For more information on fair valuation, please see ‘‘Determination of Net Asset Value’’

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds managed by the investment manager or a sub-adviser) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed without approval of the shareholders of the Fund.  The Fund may not be able to achieve its goal.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

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Investment Policies

The Fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in the Fund’s Principal Investment Strategy section. This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. The name of the Fund may be changed at any time by a vote of the Fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the fund’s Statement of Additional Information (“SAI”) which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address).  When you request a copy of the fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the fund’s policies and procedures regarding the release of portfolio holdings information is available in the fund’s SAI.  However, under the master-feeder structure, the fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

HL Investment Advisors, LLC (“HL Advisors”) is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, HL Advisors will provide those services for the fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of theMaster Fund; (ii) providing information to the Board of Directors to enable it to make all necessary decisions regarding whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund.  HL Advisors is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with $[     ] billion in assets under management as of December 31, 2009. HL Advisors had approximately $45.1 billion in assets under management as of December 31, 2009. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the “SEC”) that permits HL Advisors, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval.  Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HL Advisors, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

A discussion regarding the basis for the fund’s Board of Directors’ approval of the investment management agreements is available in the fund’s annual report to shareholders covering the period ending December 31, 2009.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.  As of December 31, 2009, CRMC managed more than $1 trillion in assets.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  CRMC and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give CRMC the authority to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders approved this arrangement a a meeting of shareholders on November 24, 2009.  There is no assurance that CRMC will incorporate its investment divisions or seek shareholder vote to exercise any authority, if granted, under an exemptive order.  In addition, shareholders approved a proposal to reorganize the series into a Delaware Statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee paid to CRMC for the year ended December 31, 2009, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.71%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2009.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors.  Counselors decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

The primary individual portfolio counselors for the Master Fund are:

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Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund

James K. Dunton (Vice Chairman of the Board)	25 years (since the Master Fund’s inception)	Senior Vice President — Capital Research Global Investors. Investment professional for 47 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Donald D. O’Neal (President and Trustee)	4 years	Senior Vice President — Capital Research Global Investors. Investment professional for 24 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Claudia P. Huntington (Senior Vice President)	16 years (plus 5 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital Research Global Investors. Investment professional for 36 years in total; 34 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

C. Ross Sappenfield (Vice President)	10 years	Senior Vice President — Capital Research Global Investors. Investment professional for 17 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

J. Blair Frank	3 years	Senior Vice President — Capital Research Global Investors. Investment professional for 16 years in total; 15 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Dylan J. Yolles	3 years	Senior Vice President — Capital World Investors Investment professional for 12 years in total; 9 years with CRMC or an affiliate	Serves as an equity portfolio counselor

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Hartford HLS Fund Shares

Hartford HLS Funds may offer their shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts. The Hartford HLS Funds may also offer their shares to certain qualified retirement plans (the “Plans”).

Each Hartford HLS Fund has authorized two classes of shares: Class IA shares and Class IB shares. For each Hartford HLS Fund, the two classes of shares represent an investment in the same Hartford HLS Fund but are subject to different expenses and have different prices and performance.

Many of the Accounts are registered with the SEC as investment companies. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Hartford HLS Funds are sold by Hartford Securities Distribution Company, Inc. (the “Distributor”) in a continuous offering to the Accounts and the Plans net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Hartford HLS Fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares and Class IB shares of the Hartford HLS Funds at net asset value without sales or redemption charges.

For each day on which a Hartford HLS Fund’s net asset value is calculated, the Accounts transmit to the Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the Hartford HLS Funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although they would not normally do so, the Hartford HLS Funds have the right to pay the redemption price of shares of the Hartford HLS Funds in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Hartford HLS Funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable Hartford HLS Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular Hartford HLS Fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a Hartford HLS Fund. To the extent that such classes of investors are invested in the same Hartford HLS Fund when a conflict of interest arises that might involve the Hartford HLS Fund, one or more of such classes of investors could be disadvantaged. The Hartford HLS Funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each Hartford HLS Fund’s Board of Directors will monitor each Hartford HLS Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the Hartford HLS Funds or substitute shares of another Hartford HLS Fund for the current Hartford HLS Fund. This, in turn, could cause a Hartford HLS Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons (“Servicing Intermediaries”) for Subaccounting, Administrative and/or Shareholder Processing Services

In addition to the Rule 12b-1 fees paid by the Hartford HLS Funds on Class IB shares, the transfer agent and its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the Hartford HLS Funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the Hartford HLS Funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the Hartford HLS Funds attributable to a particular Servicing Intermediary. For the year ended December 31, 2009, the transfer agent accrued approximately $[        ] in total Servicing Payments to Servicing Intermediaries and accruals of Servicing Payments did not exceed $[        ] for any Servicing Intermediary.

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As of January 1, 2010, the transfer agent has entered into arrangements to pay Servicing Compensation to: [ACS HR Solutions, LLC; ADP Broker-Dealer, Inc.; BenefitStreet, Inc.; Ascensus, Inc.; Charles Schwab & Co.; CitiStreet, LLC; Diversified Investment Advisors, Inc.; Edgewood Services, Inc. and Retirement Plan Services Company of America; Fidelity Brokerage Services LLC and National Financial Services LLC; Fidelity Investments Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Financial Advisers LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC and AMG Service Corp.; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mid Atlantic Capital Corp.; Nationwide Retirement Solutions, Inc.; Newport Retirement Services, Inc.; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Principal Life Insurance Company; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; Teachers Insurance and Annuity Association of America; The 401(k) Company, Inc. (purchased by Charles Schwab & Co.); Charles Schwab Trust Company; The Northern Trust Company; The Retirement Plan Company, LLC; The Vanguard Group, Inc.; US Bank; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company.] The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Class IB Shares Distribution Plan

Each Company, on behalf of its respective Hartford HLS Fund, has adopted a separate distribution plan (the “Distribution Plan”) for its Class IB shares pursuant to appropriate resolutions of each Company’s board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges. Pursuant to the Distribution Plan, each Hartford HLS Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Hartford HLS Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each Hartford HLS Fund may pay annually up to 0.25% of the average daily net assets of the Hartford HLS Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Hartford HLS Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Hartford HLS Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of a Hartford HLS Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (d) expenses relating to the development, preparation, printing, and mailing of Hartford HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of a Hartford HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of a Hartford HLS Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Hartford HLS Fund investment objectives and policies and other information about a Hartford HLS Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of a Hartford HLS Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of a Hartford HLS Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of a Hartford HLS Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the respective Hartford HLS Fund’s board of directors, including at least a majority of directors who are not interested persons of each Hartford HLS Fund as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of each Hartford HLS Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Hartford HLS Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the Hartford HLS Funds. Because the fees paid by the Hartford HLS Funds under the Distribution Plan are paid out of each Hartford HLS Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s or plan participant’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the fund invests.

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Determination of Net Asset Value

The net asset value (“NAV”) is determined for the fund as of the close of regular trading on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The NAV of the fund is determined by dividing the value of the fund’s net assets by the number of shares outstanding.  The NAV of the fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

Each fund’s Board of Directors has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  The current policy for each fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each fund reserves the right to change its dividend distribution policy at the discretion of its Board of Directors.

Frequent Purchases and Redemptions of Fund Shares

Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of a Hartford HLS Fund by a Hartford HLS Fund’s shareholder can disrupt the management of the Hartford HLS Fund, negatively affect the Hartford HLS Fund’s performance, and increase expenses for all Hartford HLS Fund shareholders. In particular, frequent trading (i) can force a Hartford HLS Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the Hartford HLS Fund, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Hartford HLS Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Hartford HLS Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies can dilute a Hartford HLS Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including through variable contracts issued by Hartford Life and IRS-qualified investment plans, such as employer-sponsored retirement plans. While some individual investors participate through Plans, the majority of investors invest through variable contract separate accounts maintained by Hartford Life which in turn invest in the Hartford HLS Funds. In most cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the Hartford HLS Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds challenge the Hartford HLS Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the Hartford HLS Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the Hartford HLS Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Hartford HLS Fund shares by Hartford HLS Fund shareholders. The Hartford HLS Funds’ policy is to discourage investors from trading in a Hartford HLS Fund’s shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of Hartford HLS Fund shares to the extent practicable. In addition, it is the Hartford HLS Funds’ policy to require the sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund and for Hartford Life to review and respond to such reports. The Hartford HLS Funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The Hartford HLS Funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason.  In making determinations concerning the revocation of exchange privileges, the Hartford HLS Funds may consider an investor’s trading history in any of the Hartford HLS Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other

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individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

In addition to the variable contracts described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts. The Boards of Directors of the Hartford HLS Funds has adopted policies and procedures relating to excessive trading in shares of the Hartford HLS Funds through qualified plan omnibus accounts directly in the Hartford HLS Funds (the “Policy”). With respect to investors who invest directly in the Hartford HLS Funds through qualified plans omnibus accounts, it is the Policy of the Hartford HLS Funds to permit only two “substantive round trips” by an investor within any single Hartford HLS Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into the same Hartford HLS Fund and a redemption of or an exchange out of the same Hartford HLS Fund in a dollar amount set by the Hartford HLS Funds’ sub-transfer agent, in the reasonable exercise of its discretion. When an additional transaction request for the Hartford HLS Fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such Hartford HLS Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. Any transaction not initiated by a shareholder or their registered representative, or that are part of a systematic program, will be exempted from the Policy. In addition, the Money Market HLS Fund is excluded from this policy.

In the case of actual or suspected excessive trading through qualified plan omnibus accounts maintained by financial intermediaries, the Hartford HLS Funds’ sub-transfer agent, Hartford Administrative Services Company (“HASCO”) shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the Hartford HLS Funds’ procedures with respect to omnibus accounts will be as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the Hartford HLS Funds) for limiting exchange activity in a manner that serves the purposes of the Policy as determined by the Frequent Trading Review Committee (comprised of the Hartford HLS Funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its policy in lieu of this Policy and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in Hartford HLS Fund shares resulting from the manner in which the NAV of the Hartford HLS Funds’ shares is determined each day. Frequent trading in Hartford HLS Fund shares can dilute the value of long-term shareholders’ interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Hartford HLS Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the Hartford HLS Funds’ defenses against harmful excessive trading in Hartford HLS Fund shares. For additional information concerning the Hartford HLS Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, each Hartford HLS Fund is treated as a separate taxpayer. Each Hartford HLS Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code, as amended. By so qualifying, a Hartford HLS Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each Hartford HLS Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a Hartford HLS Fund are not subject to federal income tax on Hartford HLS Fund earnings and distributions or on gains realized upon the sale or redemption of Hartford HLS Fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the Hartford HLS Funds, see “Taxes” in the SAI.

18

Variable Contract Owner Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a Hartford HLS Fund that is an investment portfolio of Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of Hartford HLS Funds differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a Hartford HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the Hartford HLS Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Plan Participant Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote Hartford HLS Fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The Hartford HLS Funds may advertise performance related information. Performance information about a Hartford HLS Fund is based on the Hartford HLS Fund’s past performance only and is no indication of future performance.

Each Hartford HLS Fund may include its total return in advertisements or other sales material. When a Hartford HLS Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Hartford HLS Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Hartford HLS Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Hartford HLS Funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the Hartford HLS Funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the Hartford HLS Funds’ performance information and will reduce an investor’s return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the Hartford HLS Funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each Hartford HLS Fund’s assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the Hartford HLS Funds.

19

FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund’s financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table for the fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2008 through December 31, 2009 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the fund’s financial statements and financial highlights, is included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any were included, returns would be lower.

20

FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS Funds:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT  06102-5085

By Phone:

1-800-862-6668

On The Internet:

www.hartfordinvestor.com

In Person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:

Hartford Series Fund, Inc. 811-08629

21

American Funds International HLS Fund

Class IA Shares
Prospectus
May 1, 2010

Mutual Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

HARTFORD HLS FUNDS

c/o Individual Annuity Services

P.O. BOX 5085

HARTFORD, CT  06102-5085

[This Page Is Intentionally Left Blank]

3

MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). The fund has the same investment objective and limitations as the Master Fund in which it invests.  The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund’s Board of Directors determines that it is in the best interests of the fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the fund (as opposed to a cash distribution from the Master Fund).  The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HL Investment Advisors, LLC (“HL Advisors”) manage the fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund’s assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

Capital Research and Management Company (“CRMC”) serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

4

AMERICAN FUNDS INTERNATIONAL HLS FUND

SUMMARY SECTION

INVESTMENT GOAL. The American Funds International HLS Fund seeks growth of capital over time.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

CLASS IA (1)
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	[ ]%
Distribution and service (12b-1) fees	None
Other expenses	[ ]%
Total operating expenses	[ ]%
Less waiver/ reimbursement(2)	[ ]%
Total net expenses	[ ]%
Master Fund expenses	[ ]%
Total master and feeder expenses	[ ]%

(1)          Because the fund invests all of its assets in the Master Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund.  The amounts shown under “Master Fund expenses” reflect the operating expenses of the Master Fund, including the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the expenses of both the fund and the Master Fund.

(2)          HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.60%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company.  This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS IA
Year 1	$	[ ]
Year 3	$	[ ]
Year 5	$	[ ]
Year 10	$	[ ]

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was       % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the International Fund, a series of the American Funds (“Master International Fund”). The Master International Fund is designed for investors seeking long-term capital appreciation through stocks. The Master International Fund invests primarily in common stock of companies located outside the United States. Investors in the Master International Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

5

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.  Investments in Emerging Markets Securities are generally subject to increased risks, including risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - If CRMC incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small-Cap and Mid-Cap Stock Risk — Stocks of smaller and mid-sized companies may be more risky than stocks of larger companies.  Many of these companies are young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.  The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  [Updated performance information is available at www.hartfordinvestor.com.]  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower for periods when fee waivers were in place

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

6

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was [     ]% ([     ] quarter, [     ]) and the lowest quarterly return was [     ]% ([     ] quarter, [     ]).

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based index.

Average annual total returns for periods ending December 31, 2009

	1 year		5 years		10 years
Class IA	[ ]	%	[ ]	%	[ ]	%
MSCI All Country World Index ex USA (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%
Lipper International Funds Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%

Indices:

The MSCI AC (All Country) World Free ex US Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

The Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

MANAGEMENT.  The Fund’s investment manager is HL Advisors.  The Master Fund’s investment manager is CRMC.

Portfolio Counselor for the Series/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund

Sung Lee (Vice President)	Senior Vice President — Capital Research Global Investors	4 years

Jesper Lyckeus	Senior Vice President — Capital Research Global Investors	10 years

Christopher M. Thomsen	Senior Vice President — Capital Research Global Investors	3 years

The funds’ SAI provides additional information about each portfolio counselor’s compensation, other accounts managed by each portfolio counselor and each portfolio counselor’s ownership of securities in the Master Funds.

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”) and certain qualified retirement plans.  You may invest indirectly in the fund through your purchase of a variable annuity or variable life insurance contract issued by a separate account or directly through a qualified retirement plan.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account or retirement plan through which you invest.

7

TAX INFORMATION.  Under current law, qualified retirement plan participants and owners of variable annuity and variable life insurance contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the retirement plan or variable contract. For information concerning the federal tax consequences to the purchasers of a variable annuity or variable life insurance contract, see the prospectus or other disclosure document for such variable contract.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is not sold directly to the general public but instead is offered as an underlying investment option for certain variable annuity and variable life insurance contracts and qualified retirement plans.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contracts.  The prospectus or other disclosure document for your variable contract may contain additional information about these payments.

8

ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The American Funds International HLS Fund seeks growth of capital over time.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the International Fund, a series of the American Funds (“Master International Fund”). The Master International Fund is designed for investors seeking long-term capital appreciation through stocks. The Master International Fund invests primarily in common stock of companies located outside the United States. Investors in the Master International Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.  Investments in Emerging Markets Securities are generally subject to increased risks, including risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - If CRMC incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small-Cap and Mid-Cap Stock Risk — Stocks of smaller and mid-sized companies may be more risky than stocks of larger companies.  Many of these companies are young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Additional Risks and Investment Information.

Many factors affect the Master Fund’s performance.  There is no assurance that the Master Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information contains more detailed information about the Master Fund’s investment policies and risks.

Equity Securities

Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. An investment in any equity security is subject to the following risks:

•                  Market Risk: The risk that the stock market as a whole may decline, thereby depressing the stock’s price.

•                  Financial Risk: The risk that the price of a particular issuer’s stock may decline due to its financial results.

Fixed-Income Securities

An investment in any fixed income security is subject to the following risks:

•                  Credit Risk: The risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument.

•                  Interest Rate Risk: The risk that the value of the security will fall as interest rates rise.

Also, securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

9

Options, Futures, and Other Derivatives

The Master Fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit the Master Fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for the Master Fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.  Derivatives are also used to seek to manage risk by hedging the Master Fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives include:

•                  If the issuer of the derivative instrument does not pay the amount due, the Master Fund could lose money.

•                  The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the Master Fund’s manager expected, which could result in losses to the Master Fund or increase volatility in the Master Fund’s performance.

•                  Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).

•                  Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

Foreign Investments

Foreign investments include investments in

•                  Securities of foreign issuers and loans of foreign borrowers, including

•                  companies organized outside the United States (unless the company’s economic fortunes and risks are primarily linked with U.S. markets)

•                  foreign governments and agencies or instrumentalities of foreign governments

•                  issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States

•                  Non-dollar securities:  Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Foreign investments may be affected by the following:

•                  changes in currency rates

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  decreased liquidity

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political or social instability or diplomatic developments in a foreign country

•                  differences in individual foreign economies

Emerging Markets

When compared to the securities markets of more developed countries, the securities markets of most Central and South American, African, Middle Eastern, certain Asian and Eastern European and other emerging countries are subject to the following risks:

•                  illiquidity

•                  increased price volatility

•                  smaller market capitalizations

•                  less government regulation

•                  less extensive and less frequent accounting, financial and other reporting requirements

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Small-capitalization Companies

Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to

•                  less certain growth prospects

•                  lower degree of liquidity in the markets for such stocks

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•                  thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

•                  limited product lines, markets or financial resources

•                  dependence on a few key management personnel

•                  increased susceptibility to losses and bankruptcy

•                  increased transaction costs

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies, including exchange traded funds (ETFs), are subject to the following statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”):  Absent an available exemption, the Master Fund may not

•                  acquire more than 3% of the voting shares of any other investment company,

•                  invest more than 5% of the Master Fund’s total assets in securities of any one investment company, and

•                  invest more than 10% of its total assets in securities of all investment companies.

ETFs:  Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index.  Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations discussed above, subject to certain conditions.  The Master Fund may rely on these exemptive orders to invest in unaffiliated ETFs.  An investment in an ETF generally presents the following risks:

•                  the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies

•                  the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective

•                  price fluctuation, resulting in a loss to the Master Fund

•                  the risk that an ETF may trade at a discount to its NAV

•                  the risk that an active market for an ETF’s shares may not develop or be maintained

•                  the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees.  The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests.

Illiquid Securities

•                  In General. Securities purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

•                  Limitation on Illiquid Investments. If one or more instruments in the Master Fund’s portfolio become illiquid, the Master Fund may exceed its limit on illiquid instruments. In the event that this occurs, the Master Fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force the Master Fund to liquidate any portfolio instrument where the Master Fund would suffer a loss on the sale of that instrument.

•                  Valuation of Illiquid Investments. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect the Master Fund’s NAV. For more information on fair valuation, please see ‘‘Determination of Net Asset Value’’

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds managed by the investment manager or a sub-adviser) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed without approval of the shareholders of the Fund.  The Fund may not be able to achieve its goal.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

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Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Investment Policies

The Fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in the Fund’s Principal Investment Strategy section. This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. The name of the Fund may be changed at any time by a vote of the Fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the fund’s Statement of Additional Information (“SAI”) which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address).  When you request a copy of the fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the fund’s policies and procedures regarding the release of portfolio holdings information is available in the fund’s SAI.  However, under the master-feeder structure, the fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

HL Investment Advisors, LLC (“HL Advisors”) is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, HL Advisors will provide those services for the fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of theMaster Fund; (ii) providing information to the Board of Directors to enable it to make all necessary decisions regarding whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund.  HL Advisors is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with $[     ] billion in assets under management as of December 31, 2009. HL Advisors had approximately $45.1 billion in assets under management as of December 31, 2009. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the “SEC”) that permits HL Advisors, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval.  Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HL Advisors, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

A discussion regarding the basis for the fund’s Board of Directors’ approval of the investment management agreements is available in the fund’s annual report to shareholders covering the period ending December 31, 2009.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.  As of December 31, 2009, CRMC managed more than $1 trillion in assets.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  CRMC and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give CRMC the authority to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders approved this arrangement a a meeting of shareholders on November 24, 2009.  There is no assurance that CRMC will incorporate its investment divisions or seek shareholder vote to exercise any authority, if granted, under an exemptive order.  In addition, shareholders approved a proposal to reorganize the series into a Delaware Statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee paid to CRMC for the year ended December 31, 2009, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.49%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2009.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors.  Counselors decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

The primary individual portfolio counselors for the Master Fund are:

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Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund

Sung Lee (Vice President)	4 years	Senior Vice President — Capital Research Global Investors. Investment professional for 15 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Jesper Lyckeus	2 years (plus 8 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital Research Global Investors. Investment professional for 14 years in total; 13 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Christopher M. Thomsen	3 years	Senior Vice President — Capital Research Global Investors Investment professional for 12 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Hartford HLS Fund Shares

Hartford HLS Funds may offer their shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts. The Hartford HLS Funds may also offer their shares to certain qualified retirement plans (the “Plans”).

Each Hartford HLS Fund has authorized two classes of shares: Class IA shares and Class IB shares. For each Hartford HLS Fund, the two classes of shares represent an investment in the same Hartford HLS Fund but are subject to different expenses and have different prices and performance.

Many of the Accounts are registered with the SEC as investment companies. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Hartford HLS Funds are sold by Hartford Securities Distribution Company, Inc. (the “Distributor”) in a continuous offering to the Accounts and the Plans net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Hartford HLS Fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares and Class IB shares of the Hartford HLS Funds at net asset value without sales or redemption charges.

For each day on which a Hartford HLS Fund’s net asset value is calculated, the Accounts transmit to the Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the Hartford HLS Funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although they would not normally do so, the Hartford HLS Funds have the right to pay the redemption price of shares of the Hartford HLS Funds in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Hartford HLS Funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable Hartford HLS Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular Hartford HLS Fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a Hartford HLS Fund. To the extent that such classes of investors are invested in the same Hartford HLS Fund when a conflict of interest arises that might involve the Hartford HLS Fund, one or more of such classes of investors could be disadvantaged. The Hartford HLS Funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each Hartford HLS Fund’s Board of Directors will monitor each Hartford HLS Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the Hartford HLS Funds or substitute shares of another Hartford HLS Fund for the current Hartford HLS Fund. This, in turn, could cause a Hartford HLS Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons (“Servicing Intermediaries”) for Subaccounting, Administrative and/or Shareholder Processing Services

In addition to the Rule 12b-1 fees paid by the Hartford HLS Funds on Class IB shares, the transfer agent and its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the Hartford HLS Funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the Hartford HLS Funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the Hartford HLS Funds attributable to a particular Servicing Intermediary. For the year ended December 31, 2009, the transfer agent accrued approximately $[        ] in total Servicing Payments to Servicing Intermediaries and accruals of Servicing Payments did not exceed $[        ] for any Servicing Intermediary.

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As of January 1, 2010, the transfer agent has entered into arrangements to pay Servicing Compensation to: [ACS HR Solutions, LLC; ADP Broker-Dealer, Inc.; BenefitStreet, Inc.; Ascensus, Inc.; Charles Schwab & Co.; CitiStreet, LLC; Diversified Investment Advisors, Inc.; Edgewood Services, Inc. and Retirement Plan Services Company of America; Fidelity Brokerage Services LLC and National Financial Services LLC; Fidelity Investments Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Financial Advisers LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC and AMG Service Corp.; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mid Atlantic Capital Corp.; Nationwide Retirement Solutions, Inc.; Newport Retirement Services, Inc.; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Principal Life Insurance Company; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; Teachers Insurance and Annuity Association of America; The 401(k) Company, Inc. (purchased by Charles Schwab & Co.); Charles Schwab Trust Company; The Northern Trust Company; The Retirement Plan Company, LLC; The Vanguard Group, Inc.; US Bank; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company.] The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Class IB Shares Distribution Plan

Each Company, on behalf of its respective Hartford HLS Fund, has adopted a separate distribution plan (the “Distribution Plan”) for its Class IB shares pursuant to appropriate resolutions of each Company’s board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges. Pursuant to the Distribution Plan, each Hartford HLS Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Hartford HLS Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each Hartford HLS Fund may pay annually up to 0.25% of the average daily net assets of the Hartford HLS Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Hartford HLS Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Hartford HLS Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of a Hartford HLS Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (d) expenses relating to the development, preparation, printing, and mailing of Hartford HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of a Hartford HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of a Hartford HLS Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Hartford HLS Fund investment objectives and policies and other information about a Hartford HLS Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of a Hartford HLS Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of a Hartford HLS Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of a Hartford HLS Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the respective Hartford HLS Fund’s board of directors, including at least a majority of directors who are not interested persons of each Hartford HLS Fund as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of each Hartford HLS Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Hartford HLS Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the Hartford HLS Funds. Because the fees paid by the Hartford HLS Funds under the Distribution Plan are paid out of each Hartford HLS Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s or plan participant’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the fund invests.

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Determination of Net Asset Value

The net asset value (“NAV”) is determined for the fund as of the close of regular trading on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The NAV of the fund is determined by dividing the value of the fund’s net assets by the number of shares outstanding.  The NAV of the fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

Each fund’s Board of Directors has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  The current policy for each fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each fund reserves the right to change its dividend distribution policy at the discretion of its Board of Directors.

Frequent Purchases and Redemptions of Fund Shares

Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of a Hartford HLS Fund by a Hartford HLS Fund’s shareholder can disrupt the management of the Hartford HLS Fund, negatively affect the Hartford HLS Fund’s performance, and increase expenses for all Hartford HLS Fund shareholders. In particular, frequent trading (i) can force a Hartford HLS Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the Hartford HLS Fund, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Hartford HLS Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Hartford HLS Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies can dilute a Hartford HLS Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including through variable contracts issued by Hartford Life and IRS-qualified investment plans, such as employer-sponsored retirement plans. While some individual investors participate through Plans, the majority of investors invest through variable contract separate accounts maintained by Hartford Life which in turn invest in the Hartford HLS Funds. In most cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the Hartford HLS Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds challenge the Hartford HLS Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the Hartford HLS Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the Hartford HLS Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Hartford HLS Fund shares by Hartford HLS Fund shareholders. The Hartford HLS Funds’ policy is to discourage investors from trading in a Hartford HLS Fund’s shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of Hartford HLS Fund shares to the extent practicable. In addition, it is the Hartford HLS Funds’ policy to require the sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund and for Hartford Life to review and respond to such reports. The Hartford HLS Funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The Hartford HLS Funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason.  In making determinations concerning the revocation of exchange privileges, the Hartford HLS Funds may consider an investor’s trading history in any of the Hartford HLS Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other

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individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

In addition to the variable contracts described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts. The Boards of Directors of the Hartford HLS Funds has adopted policies and procedures relating to excessive trading in shares of the Hartford HLS Funds through qualified plan omnibus accounts directly in the Hartford HLS Funds (the “Policy”). With respect to investors who invest directly in the Hartford HLS Funds through qualified plans omnibus accounts, it is the Policy of the Hartford HLS Funds to permit only two “substantive round trips” by an investor within any single Hartford HLS Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into the same Hartford HLS Fund and a redemption of or an exchange out of the same Hartford HLS Fund in a dollar amount set by the Hartford HLS Funds’ sub-transfer agent, in the reasonable exercise of its discretion. When an additional transaction request for the Hartford HLS Fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such Hartford HLS Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. Any transaction not initiated by a shareholder or their registered representative, or that are part of a systematic program, will be exempted from the Policy. In addition, the Money Market HLS Fund is excluded from this policy.

In the case of actual or suspected excessive trading through qualified plan omnibus accounts maintained by financial intermediaries, the Hartford HLS Funds’ sub-transfer agent, Hartford Administrative Services Company (“HASCO”) shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the Hartford HLS Funds’ procedures with respect to omnibus accounts will be as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the Hartford HLS Funds) for limiting exchange activity in a manner that serves the purposes of the Policy as determined by the Frequent Trading Review Committee (comprised of the Hartford HLS Funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its policy in lieu of this Policy and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in Hartford HLS Fund shares resulting from the manner in which the NAV of the Hartford HLS Funds’ shares is determined each day. Frequent trading in Hartford HLS Fund shares can dilute the value of long-term shareholders’ interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Hartford HLS Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the Hartford HLS Funds’ defenses against harmful excessive trading in Hartford HLS Fund shares. For additional information concerning the Hartford HLS Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, each Hartford HLS Fund is treated as a separate taxpayer. Each Hartford HLS Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code, as amended. By so qualifying, a Hartford HLS Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each Hartford HLS Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a Hartford HLS Fund are not subject to federal income tax on Hartford HLS Fund earnings and distributions or on gains realized upon the sale or redemption of Hartford HLS Fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the Hartford HLS Funds, see “Taxes” in the SAI.

18

Variable Contract Owner Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a Hartford HLS Fund that is an investment portfolio of Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of Hartford HLS Funds differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a Hartford HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the Hartford HLS Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Plan Participant Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote Hartford HLS Fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The Hartford HLS Funds may advertise performance related information. Performance information about a Hartford HLS Fund is based on the Hartford HLS Fund’s past performance only and is no indication of future performance.

Each Hartford HLS Fund may include its total return in advertisements or other sales material. When a Hartford HLS Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Hartford HLS Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Hartford HLS Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Hartford HLS Funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the Hartford HLS Funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the Hartford HLS Funds’ performance information and will reduce an investor’s return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the Hartford HLS Funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each Hartford HLS Fund’s assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the Hartford HLS Funds.

19

FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund’s financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table for the fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2008 through December 31, 2009 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the fund’s financial statements and financial highlights, is included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any were included, returns would be lower.

20

FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS Funds:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT  06102-5085

By Phone:

1-800-862-6668

On The Internet:

www.hartfordinvestor.com

In Person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:

Hartford Series Fund, Inc. 811-08629

21

American Funds International HLS Fund

Class IB:         HVTBX

Class IB Shares
Prospectus
May 1, 2010

Mutual Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed  upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

HARTFORD HLS FUNDS

c/o Individual Annuity Services

P.O. BOX 5085

HARTFORD, CT  06102-5085

[This Page Is Intentionally Left Blank]

3

MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). The fund has the same investment objective and limitations as the Master Fund in which it invests.  The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund’s Board of Directors determines that it is in the best interests of the fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the fund (as opposed to a cash distribution from the Master Fund).  The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HL Investment Advisors, LLC (“HL Advisors”) manage the fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund’s assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

Capital Research and Management Company (“CRMC”) serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

4

AMERICAN FUNDS INTERNATIONAL HLS FUND

SUMMARY SECTION

INVESTMENT GOAL. The American Funds International HLS Fund seeks growth of capital over time.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

CLASS IB (1)
Shareholder Fees
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	[ ]%
Distribution and service (12b-1) fees	0.25%
Other expenses	[ ]%
Total operating expenses	[ ]%
Less waiver/ reimbursement(2)	[ ]%
Total net expenses	[ ]%
Master Fund expenses	[ ]%
Total master and feeder expenses	[ ]%

(1)          Because the fund invests all of its assets in the Master Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund.  The amounts shown under “Master Fund expenses” reflect the operating expenses of the Master Fund, including the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the expenses of both the fund and the Master Fund.

(2)          HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.60%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company.  This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS IB
Year 1	$	[ ]
Year 3	$	[ ]
Year 5	$	[ ]
Year 10	$	[ ]

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was       % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the International Fund, a series of the American Funds (“Master International Fund”). The Master International Fund is designed for investors seeking long-term capital appreciation through stocks. The Master International Fund invests primarily in common stock of companies located outside the United States. Investors in the Master International Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

5

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.  Investments in Emerging Markets Securities are generally subject to increased risks, including risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - If CRMC incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small-Cap and Mid-Cap Stock Risk — Stocks of smaller and mid-sized companies may be more risky than stocks of larger companies.  Many of these companies are young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.  The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  [Updated performance information is available at www.hartfordinvestor.com.]  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower for periods when fee waivers were in place

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

6

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was [     ]% ([     ] quarter, [     ]) and the lowest quarterly return was [     ]% ([     ] quarter, [     ]).

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based index.

Average annual total returns for periods ending December 31, 2009

	1 year		5 years		10 years
Class IB	[ ]	%	[ ]	%	[ ]	%
MSCI All Country World Index ex USA (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%
Lipper International Funds Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%

Indices:

The MSCI AC (All Country) World Free ex US Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

The Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

MANAGEMENT.  The Fund’s investment manager is HL Advisors.  The Master Fund’s investment manager is CRMC.

Portfolio Counselor for the Series/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund

Sung Lee (Vice President)	Senior Vice President — Capital Research Global Investors	4 years

Jesper Lyckeus	Senior Vice President — Capital Research Global Investors	10 years

Christopher M. Thomsen	Senior Vice President — Capital Research Global Investors	3 years

The funds’ SAI provides additional information about each portfolio counselor’s compensation, other accounts managed by each portfolio counselor and each portfolio counselor’s ownership of securities in the Master Funds.

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”) and certain qualified retirement plans.  You may invest indirectly in the fund through your purchase of a variable annuity or variable life insurance contract issued by a separate account or directly through a qualified retirement plan.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account or retirement plan through which you invest.

7

TAX INFORMATION.  Under current law, qualified retirement plan participants and owners of variable annuity and variable life insurance contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the retirement plan or variable contract. For information concerning the federal tax consequences to the purchasers of a variable annuity or variable life insurance contract, see the prospectus or other disclosure document for such variable contract.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is not sold directly to the general public but instead is offered as an underlying investment option for certain variable annuity and variable life insurance contracts and qualified retirement plans.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contracts.  The prospectus or other disclosure document for your variable contract may contain additional information about these payments.

8

ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The American Funds International HLS Fund seeks growth of capital over time.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the International Fund, a series of the American Funds (“Master International Fund”). The Master International Fund is designed for investors seeking long-term capital appreciation through stocks. The Master International Fund invests primarily in common stock of companies located outside the United States. Investors in the Master International Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.  Investments in Emerging Markets Securities are generally subject to increased risks, including risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - If CRMC incorrectly assesses a company’s prospects for growth, or if its judgment about how other investors will value the company’s growth is wrong, then the price of the company’s stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small-Cap and Mid-Cap Stock Risk — Stocks of smaller and mid-sized companies may be more risky than stocks of larger companies.  Many of these companies are young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Additional Risks and Investment Information.

Many factors affect the Master Fund’s performance.  There is no assurance that the Master Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information contains more detailed information about the Master Fund’s investment policies and risks.

Equity Securities

Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. An investment in any equity security is subject to the following risks:

•                  Market Risk: The risk that the stock market as a whole may decline, thereby depressing the stock’s price.

•                  Financial Risk: The risk that the price of a particular issuer’s stock may decline due to its financial results.

Fixed-Income Securities

An investment in any fixed income security is subject to the following risks:

•                  Credit Risk: The risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument.

•                  Interest Rate Risk: The risk that the value of the security will fall as interest rates rise.

Also, securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

9

Options, Futures, and Other Derivatives

The Master Fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit the Master Fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for the Master Fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.  Derivatives are also used to seek to manage risk by hedging the Master Fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives include:

•                  If the issuer of the derivative instrument does not pay the amount due, the Master Fund could lose money.

•                  The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the Master Fund’s manager expected, which could result in losses to the Master Fund or increase volatility in the Master Fund’s performance.

•                  Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).

•                  Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

Foreign Investments

Foreign investments include investments in

•                  Securities of foreign issuers and loans of foreign borrowers, including

•                  companies organized outside the United States (unless the company’s economic fortunes and risks are primarily linked with U.S. markets)

•                  foreign governments and agencies or instrumentalities of foreign governments

•                  issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States

•                  Non-dollar securities:  Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Foreign investments may be affected by the following:

•                  changes in currency rates

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  decreased liquidity

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political or social instability or diplomatic developments in a foreign country

•                  differences in individual foreign economies

Emerging Markets

When compared to the securities markets of more developed countries, the securities markets of most Central and South American, African, Middle Eastern, certain Asian and Eastern European and other emerging countries are subject to the following risks:

•                  illiquidity

•                  increased price volatility

•                  smaller market capitalizations

•                  less government regulation

•                  less extensive and less frequent accounting, financial and other reporting requirements

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Small-capitalization Companies

Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to

•                  less certain growth prospects

•                  lower degree of liquidity in the markets for such stocks

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•                  thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

•                  limited product lines, markets or financial resources

•                  dependence on a few key management personnel

•                  increased susceptibility to losses and bankruptcy

•                  increased transaction costs

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies, including exchange traded funds (ETFs), are subject to the following statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”):  Absent an available exemption, the Master Fund may not

•                  acquire more than 3% of the voting shares of any other investment company,

•                  invest more than 5% of the Master Fund’s total assets in securities of any one investment company, and

•                  invest more than 10% of its total assets in securities of all investment companies.

ETFs:  Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index.  Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations discussed above, subject to certain conditions.  The Master Fund may rely on these exemptive orders to invest in unaffiliated ETFs.  An investment in an ETF generally presents the following risks:

•                  the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies

•                  the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective

•                  price fluctuation, resulting in a loss to the Master Fund

•                  the risk that an ETF may trade at a discount to its NAV

•                  the risk that an active market for an ETF’s shares may not develop or be maintained

•                  the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees.  The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests.

Illiquid Securities

•                  In General. Securities purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

•                  Limitation on Illiquid Investments. If one or more instruments in the Master Fund’s portfolio become illiquid, the Master Fund may exceed its limit on illiquid instruments. In the event that this occurs, the Master Fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force the Master Fund to liquidate any portfolio instrument where the Master Fund would suffer a loss on the sale of that instrument.

•                  Valuation of Illiquid Investments. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect the Master Fund’s NAV. For more information on fair valuation, please see ‘‘Determination of Net Asset Value’’

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds managed by the investment manager or a sub-adviser) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed without approval of the shareholders of the Fund.  The Fund may not be able to achieve its goal.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

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Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Investment Policies

The Fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in the Fund’s Principal Investment Strategy section. This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. The name of the Fund may be changed at any time by a vote of the Fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the fund’s Statement of Additional Information (“SAI”) which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address).  When you request a copy of the fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the fund’s policies and procedures regarding the release of portfolio holdings information is available in the fund’s SAI.  However, under the master-feeder structure, the fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

HL Investment Advisors, LLC (“HL Advisors”) is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, HL Advisors will provide those services for the fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of theMaster Fund; (ii) providing information to the Board of Directors to enable it to make all necessary decisions regarding whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund.  HL Advisors is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with $[     ] billion in assets under management as of December 31, 2009. HL Advisors had approximately $45.1 billion in assets under management as of December 31, 2009. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the “SEC”) that permits HL Advisors, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval.  Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HL Advisors, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

A discussion regarding the basis for the fund’s Board of Directors’ approval of the investment management agreements is available in the fund’s annual report to shareholders covering the period ending December 31, 2009.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.  As of December 31, 2009, CRMC managed more than $1 trillion in assets.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  CRMC and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give CRMC the authority to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders approved this arrangement a a meeting of shareholders on November 24, 2009.  There is no assurance that CRMC will incorporate its investment divisions or seek shareholder vote to exercise any authority, if granted, under an exemptive order.  In addition, shareholders approved a proposal to reorganize the series into a Delaware Statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee paid to CRMC for the year ended December 31, 2009, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.49%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2009.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors.  Counselors decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

The primary individual portfolio counselors for the Master Fund are:

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Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund
Sung Lee (Vice President)	4 years	Senior Vice President — Capital Research Global Investors. Investment professional for 15 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Jesper Lyckeus	2 years (plus 8 years of prior experience as an investment analyst for the Master Fund)	Senior Vice President — Capital Research Global Investors. Investment professional for 14 years in total; 13 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

Christopher M. Thomsen	3 years	Senior Vice President — Capital Research Global Investors Investment professional for 12 years, all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Hartford HLS Fund Shares

Hartford HLS Funds may offer their shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts. The Hartford HLS Funds may also offer their shares to certain qualified retirement plans (the “Plans”).

Each Hartford HLS Fund has authorized two classes of shares: Class IA shares and Class IB shares. For each Hartford HLS Fund, the two classes of shares represent an investment in the same Hartford HLS Fund but are subject to different expenses and have different prices and performance.

Many of the Accounts are registered with the SEC as investment companies. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Hartford HLS Funds are sold by Hartford Securities Distribution Company, Inc. (the “Distributor”) in a continuous offering to the Accounts and the Plans net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Hartford HLS Fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares and Class IB shares of the Hartford HLS Funds at net asset value without sales or redemption charges.

For each day on which a Hartford HLS Fund’s net asset value is calculated, the Accounts transmit to the Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the Hartford HLS Funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although they would not normally do so, the Hartford HLS Funds have the right to pay the redemption price of shares of the Hartford HLS Funds in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Hartford HLS Funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable Hartford HLS Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular Hartford HLS Fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a Hartford HLS Fund. To the extent that such classes of investors are invested in the same Hartford HLS Fund when a conflict of interest arises that might involve the Hartford HLS Fund, one or more of such classes of investors could be disadvantaged. The Hartford HLS Funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each Hartford HLS Fund’s Board of Directors will monitor each Hartford HLS Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the Hartford HLS Funds or substitute shares of another Hartford HLS Fund for the current Hartford HLS Fund. This, in turn, could cause a Hartford HLS Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons (“Servicing Intermediaries”) for Subaccounting, Administrative and/or Shareholder Processing Services

In addition to the Rule 12b-1 fees paid by the Hartford HLS Funds on Class IB shares, the transfer agent and its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the Hartford HLS Funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the Hartford HLS Funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the Hartford HLS Funds attributable to a particular Servicing Intermediary. For the year ended December 31, 2009, the transfer agent accrued approximately $[        ] in total Servicing Payments to Servicing Intermediaries and accruals of Servicing Payments did not exceed $[        ] for any Servicing Intermediary.

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As of January 1, 2010, the transfer agent has entered into arrangements to pay Servicing Compensation to: [ACS HR Solutions, LLC; ADP Broker-Dealer, Inc.; BenefitStreet, Inc.; Ascensus, Inc.; Charles Schwab & Co.; CitiStreet, LLC; Diversified Investment Advisors, Inc.; Edgewood Services, Inc. and Retirement Plan Services Company of America; Fidelity Brokerage Services LLC and National Financial Services LLC; Fidelity Investments Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Financial Advisers LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC and AMG Service Corp.; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mid Atlantic Capital Corp.; Nationwide Retirement Solutions, Inc.; Newport Retirement Services, Inc.; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Principal Life Insurance Company; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; Teachers Insurance and Annuity Association of America; The 401(k) Company, Inc. (purchased by Charles Schwab & Co.); Charles Schwab Trust Company; The Northern Trust Company; The Retirement Plan Company, LLC; The Vanguard Group, Inc.; US Bank; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company.] The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Class IB Shares Distribution Plan

Each Company, on behalf of its respective Hartford HLS Fund, has adopted a separate distribution plan (the “Distribution Plan”) for its Class IB shares pursuant to appropriate resolutions of each Company’s board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges. Pursuant to the Distribution Plan, each Hartford HLS Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Hartford HLS Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each Hartford HLS Fund may pay annually up to 0.25% of the average daily net assets of the Hartford HLS Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Hartford HLS Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Hartford HLS Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of a Hartford HLS Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (d) expenses relating to the development, preparation, printing, and mailing of Hartford HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of a Hartford HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of a Hartford HLS Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Hartford HLS Fund investment objectives and policies and other information about a Hartford HLS Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of a Hartford HLS Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of a Hartford HLS Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of a Hartford HLS Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the respective Hartford HLS Fund’s board of directors, including at least a majority of directors who are not interested persons of each Hartford HLS Fund as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of each Hartford HLS Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Hartford HLS Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the Hartford HLS Funds. Because the fees paid by the Hartford HLS Funds under the Distribution Plan are paid out of each Hartford HLS Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s or plan participant’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the fund invests.

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Determination of Net Asset Value

The net asset value (“NAV”) is determined for the fund as of the close of regular trading on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The NAV of the fund is determined by dividing the value of the fund’s net assets by the number of shares outstanding.  The NAV of the fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

Each fund’s Board of Directors has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  The current policy for each fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each fund reserves the right to change its dividend distribution policy at the discretion of its Board of Directors.

Frequent Purchases and Redemptions of Fund Shares

Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of a Hartford HLS Fund by a Hartford HLS Fund’s shareholder can disrupt the management of the Hartford HLS Fund, negatively affect the Hartford HLS Fund’s performance, and increase expenses for all Hartford HLS Fund shareholders. In particular, frequent trading (i) can force a Hartford HLS Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the Hartford HLS Fund, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Hartford HLS Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Hartford HLS Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies can dilute a Hartford HLS Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including through variable contracts issued by Hartford Life and IRS-qualified investment plans, such as employer-sponsored retirement plans. While some individual investors participate through Plans, the majority of investors invest through variable contract separate accounts maintained by Hartford Life which in turn invest in the Hartford HLS Funds. In most cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the Hartford HLS Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds challenge the Hartford HLS Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the Hartford HLS Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the Hartford HLS Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Hartford HLS Fund shares by Hartford HLS Fund shareholders. The Hartford HLS Funds’ policy is to discourage investors from trading in a Hartford HLS Fund’s shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of Hartford HLS Fund shares to the extent practicable. In addition, it is the Hartford HLS Funds’ policy to require the sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund and for Hartford Life to review and respond to such reports. The Hartford HLS Funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The Hartford HLS Funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason.  In making determinations concerning the revocation of exchange privileges, the Hartford HLS Funds may consider an investor’s trading history in any of the Hartford HLS Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other

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individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

In addition to the variable contracts described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts. The Boards of Directors of the Hartford HLS Funds has adopted policies and procedures relating to excessive trading in shares of the Hartford HLS Funds through qualified plan omnibus accounts directly in the Hartford HLS Funds (the “Policy”). With respect to investors who invest directly in the Hartford HLS Funds through qualified plans omnibus accounts, it is the Policy of the Hartford HLS Funds to permit only two “substantive round trips” by an investor within any single Hartford HLS Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into the same Hartford HLS Fund and a redemption of or an exchange out of the same Hartford HLS Fund in a dollar amount set by the Hartford HLS Funds’ sub-transfer agent, in the reasonable exercise of its discretion. When an additional transaction request for the Hartford HLS Fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such Hartford HLS Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. Any transaction not initiated by a shareholder or their registered representative, or that are part of a systematic program, will be exempted from the Policy. In addition, the Money Market HLS Fund is excluded from this policy.

In the case of actual or suspected excessive trading through qualified plan omnibus accounts maintained by financial intermediaries, the Hartford HLS Funds’ sub-transfer agent, Hartford Administrative Services Company (“HASCO”) shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the Hartford HLS Funds’ procedures with respect to omnibus accounts will be as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the Hartford HLS Funds) for limiting exchange activity in a manner that serves the purposes of the Policy as determined by the Frequent Trading Review Committee (comprised of the Hartford HLS Funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its policy in lieu of this Policy and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in Hartford HLS Fund shares resulting from the manner in which the NAV of the Hartford HLS Funds’ shares is determined each day. Frequent trading in Hartford HLS Fund shares can dilute the value of long-term shareholders’ interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Hartford HLS Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the Hartford HLS Funds’ defenses against harmful excessive trading in Hartford HLS Fund shares. For additional information concerning the Hartford HLS Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, each Hartford HLS Fund is treated as a separate taxpayer. Each Hartford HLS Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code, as amended. By so qualifying, a Hartford HLS Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each Hartford HLS Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a Hartford HLS Fund are not subject to federal income tax on Hartford HLS Fund earnings and distributions or on gains realized upon the sale or redemption of Hartford HLS Fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the Hartford HLS Funds, see “Taxes” in the SAI.

18

Variable Contract Owner Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a Hartford HLS Fund that is an investment portfolio of Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of Hartford HLS Funds differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a Hartford HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the Hartford HLS Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Plan Participant Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote Hartford HLS Fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The Hartford HLS Funds may advertise performance related information. Performance information about a Hartford HLS Fund is based on the Hartford HLS Fund’s past performance only and is no indication of future performance.

Each Hartford HLS Fund may include its total return in advertisements or other sales material. When a Hartford HLS Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Hartford HLS Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Hartford HLS Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Hartford HLS Funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the Hartford HLS Funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the Hartford HLS Funds’ performance information and will reduce an investor’s return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the Hartford HLS Funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each Hartford HLS Fund’s assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the Hartford HLS Funds.

19

FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund’s financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table for the fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2008 through December 31, 2009 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the fund’s financial statements and financial highlights, is included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any were included, returns would be lower.

20

FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS Funds:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT  06102-5085

By Phone:

1-800-862-6668

On The Internet:

www.hartfordinvestor.com

In Person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:

Hartford Series Fund, Inc. 811-08629

21

American Funds New World HLS Fund

Class IA Shares
Prospectus
May 1, 2010

Mutual Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed  upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

HARTFORD HLS FUNDS

c/o Individual Annuity Services

P.O. BOX 5085

HARTFORD, CT  06102-5085

[This Page Is Intentionally Left Blank]

3

MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). The fund has the same investment objective and limitations as the Master Fund in which it invests.  The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund’s Board of Directors determines that it is in the best interests of the fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the fund (as opposed to a cash distribution from the Master Fund).  The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HL Investment Advisors, LLC (“HL Advisors”) manage the fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund’s assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

Capital Research and Management Company (“CRMC”) serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

4

AMERICAN FUNDS NEW WORLD HLS FUND

SUMMARY SECTION

INVESTMENT GOAL. The American Funds New World HLS Fund seeks growth of capital over time.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

CLASS IA (1)
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	[ ]%
Distribution and service (12b-1) fees	None
Other expenses	[ ]%
Total operating expenses	[ ]%
Less waiver/ reimbursement(2)	[ ]%
Total net expenses	[ ]%
Master Fund expenses	[ ]%
Total master and feeder expenses	[ ]%

(1)          Because the fund invests all of its assets in the Master Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund.  The amounts shown under “Master Fund expenses” reflect the operating expenses of the Master Fund, including the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the expenses of both the fund and the Master Fund.

(2)          HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.85%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company.  This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS IA
Year 1	$	[ ]
Year 3	$	[ ]
Year 5	$	[ ]
Year 10	$	[ ]

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was       % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the New World Fund, a series of the American Funds (“Master New World Fund”). The Master New World Fund is designed for investors seeking long-term capital appreciation. The Master New World Fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Master New World Fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries. Under normal market conditions, the Master New World Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. The Master New World Fund may invest the balance of its assets in equity securities of any company regardless of where it is based, provided CRMC has determined that a significant portion of its assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the Master New World Fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that CRMC determines

5

have a significant portion of their assets or revenues (generally 20% or more) attributable to developing countries. The Master New World Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries. Investors in the Master New World Fund should have a long-term perspective and be able to tolerate potentially sharp, short-term declines in value.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Credit Risk - The issuing company may not be able to pay interest and principal when due.  Credit risk depends largely on the perceived health of loan and bond issuers.  In general, lower-rated loans and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default.  Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.  Funds that invest mainly in Investments Rated Below-Investment-Grade (also referred to as “junk bonds”) are subject to heightened credit risk, which may make the fund more sensitive to adverse issuer, political, regulatory, market or economic shifts in the U.S. and abroad.  The default rate for below-investment-grade securities is likely to be higher during economic recessions or periods of high interest rates.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will “call” - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.  Investments in Emerging Markets Securities are generally subject to increased risks, including risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Income Risk — Falling interest rates create the potential for a decline in the fund’s income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small-Cap and Mid-Cap Stock Risk — Stocks of smaller and mid-sized companies may be more risky than stocks of larger companies.  Many of these companies are young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.  The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  [Updated performance information is available at www.hartfordinvestor.com.]  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower for periods when fee waivers were in place

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

6

Class IA total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was [     ]% ([     ] quarter, [     ]) and the lowest quarterly return was [     ]% ([     ] quarter, [     ]).

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based index.

Average annual total returns for periods ending December 31, 2009

	1 year		5 years		Life of Master Fund(1)
Class IA	[ ]	%	[ ]	%	[ ]	%
MSCI All Country World Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%
MSCI Emerging Markets Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%

(1) Inception date is June 17, 1999.

Indices:

The MSCI AC (All Country) World Index is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 48 developed and emerging market country indices. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets, consisting of 24 emerging market country indices. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

MANAGEMENT.  The Fund’s investment manager is HL Advisors.  The Master Fund’s investment manager is CRMC.

Portfolio Counselor for the Series/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund
Robert W. Lovelace (Vice President)	Senior Vice President — Capital World Investors	10 years
David C. Barclay	Senior Vice President — Fixed Income, CRMC	10 years
Carl M. Kawaja (Vice President)	Senior Vice President — Capital World Investors	10 years

The funds’ SAI provides additional information about each portfolio counselor’s compensation, other accounts managed by each portfolio counselor and each portfolio counselor’s ownership of securities in the Master Funds.

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”) and certain qualified retirement plans.  You may invest indirectly in the fund through your purchase of a variable annuity or variable life insurance contract

7

issued by a separate account or directly through a qualified retirement plan.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account or retirement plan through which you invest.

TAX INFORMATION.  Under current law, qualified retirement plan participants and owners of variable annuity and variable life insurance contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the retirement plan or variable contract. For information concerning the federal tax consequences to the purchasers of a variable annuity or variable life insurance contract, see the prospectus or other disclosure document for such variable contract.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is not sold directly to the general public but instead is offered as an underlying investment option for certain variable annuity and variable life insurance contracts and qualified retirement plans.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contracts.  The prospectus or other disclosure document for your variable contract may contain additional information about these payments.

8

ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The American Funds New World HLS Fund seeks growth of capital over time.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the New World Fund, a series of the American Funds (“Master New World Fund”). The Master New World Fund is designed for investors seeking long-term capital appreciation. The Master New World Fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Master New World Fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries. Under normal market conditions, the Master New World Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. The Master New World Fund may invest the balance of its assets in equity securities of any company regardless of where it is based, provided CRMC has determined that a significant portion of its assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the Master New World Fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that CRMC determines have a significant portion of their assets or revenues (generally 20% or more) attributable to developing countries. The Master New World Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries. Investors in the Master New World Fund should have a long-term perspective and be able to tolerate potentially sharp, short-term declines in value.

In determining whether a country is qualified, the Master New World Fund will consider such factors as the country’s per capita gross domestic product; the percentage of the country’s economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. CRMC will maintain a list of qualified countries and securities in which the Master New World Fund may invest. Qualified developing countries in which the Master New World Fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Egypt, Hungary, India, Jordan, Kazakhstan, Lebanon, Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru, Philippines, Poland, Russian Federation, South Africa, Thailand, Turkey, Ukraine, United Arab Emirates and Venezuela.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.

Credit Risk - The issuing company may not be able to pay interest and principal when due.  Credit risk depends largely on the perceived health of loan and bond issuers.  In general, lower-rated loans and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default.  Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.  Funds that invest mainly in Investments Rated Below-Investment-Grade (also referred to as “junk bonds”) are subject to heightened credit risk, which may make the fund more sensitive to adverse issuer, political, regulatory, market or economic shifts in the U.S. and abroad.  The default rate for below-investment-grade securities is likely to be higher during economic recessions or periods of high interest rates.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will “call” - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.  Investments in Emerging Markets Securities are generally subject to increased risks, including risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Income Risk - Falling interest rates create the potential for a decline in the fund’s income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Master-Feeder Structure Risk - In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

9

Small-Cap and Mid-Cap Stock Risk - Stocks of smaller and mid-sized companies may be more risky than stocks of larger companies.  Many of these companies are young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Additional Risks and Investment Information.

Many factors affect the Master Fund’s performance.  There is no assurance that the Master Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information contains more detailed information about the Master Fund’s investment policies and risks.

Equity Securities

Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. An investment in any equity security is subject to the following risks:

•                  Market Risk: The risk that the stock market as a whole may decline, thereby depressing the stock’s price.

•                  Financial Risk: The risk that the price of a particular issuer’s stock may decline due to its financial results.

Fixed-Income Securities

An investment in any fixed income security is subject to the following risks:

•                  Credit Risk: The risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument.

•                  Interest Rate Risk: The risk that the value of the security will fall as interest rates rise.

Also, securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Options, Futures, and Other Derivatives

The Master Fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit the Master Fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for the Master Fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.  Derivatives are also used to seek to manage risk by hedging the Master Fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives include:

•                  If the issuer of the derivative instrument does not pay the amount due, the Master Fund could lose money.

•                  The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the Master Fund’s manager expected, which could result in losses to the Master Fund or increase volatility in the Master Fund’s performance.

•                  Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).

•                  Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

Foreign Investments

Foreign investments include investments in

•                  Securities of foreign issuers and loans of foreign borrowers, including

•                  companies organized outside the United States (unless the company’s economic fortunes and risks are primarily linked with U.S. markets)

•                  foreign governments and agencies or instrumentalities of foreign governments

•                  issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States

•                  Non-dollar securities:  Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Foreign investments may be affected by the following:

•                  changes in currency rates

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  decreased liquidity

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions

•                  less uniform accounting, auditing and financial reporting standards

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•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political or social instability or diplomatic developments in a foreign country

•                  differences in individual foreign economies

Emerging Markets

When compared to the securities markets of more developed countries, the securities markets of most Central and South American, African, Middle Eastern, certain Asian and Eastern European and other emerging countries are subject to the following risks:

•                  illiquidity

•                  increased price volatility

•                  smaller market capitalizations

•                  less government regulation

•                  less extensive and less frequent accounting, financial and other reporting requirements

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Small-capitalization Companies

Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to

•                  less certain growth prospects

•                  lower degree of liquidity in the markets for such stocks

•                  thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

•                  limited product lines, markets or financial resources

•                  dependence on a few key management personnel

•                  increased susceptibility to losses and bankruptcy

•                  increased transaction costs

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies, including exchange traded funds (ETFs), are subject to the following statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”):  Absent an available exemption, the Master Fund may not

•                  acquire more than 3% of the voting shares of any other investment company,

•                  invest more than 5% of the Master Fund’s total assets in securities of any one investment company, and

•                  invest more than 10% of its total assets in securities of all investment companies.

ETFs:  Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index.  Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations discussed above, subject to certain conditions.  The Master Fund may rely on these exemptive orders to invest in unaffiliated ETFs.  An investment in an ETF generally presents the following risks:

•                  the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies

•                  the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective

•                  price fluctuation, resulting in a loss to the Master Fund

•                  the risk that an ETF may trade at a discount to its NAV

•                  the risk that an active market for an ETF’s shares may not develop or be maintained

•                  the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees.  The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests.

Illiquid Securities

•                  In General. Securities purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the

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continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

•                  Limitation on Illiquid Investments. If one or more instruments in the Master Fund’s portfolio become illiquid, the Master Fund may exceed its limit on illiquid instruments. In the event that this occurs, the Master Fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force the Master Fund to liquidate any portfolio instrument where the Master Fund would suffer a loss on the sale of that instrument.

•                  Valuation of Illiquid Investments. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect the Master Fund’s NAV. For more information on fair valuation, please see ‘‘Determination of Net Asset Value’’

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds managed by the investment manager or a sub-adviser) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed without approval of the shareholders of the Fund.  The Fund may not be able to achieve its goal.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Investment Policies

The Fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in the Fund’s Principal Investment Strategy section. This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. The name of the Fund may be changed at any time by a vote of the Fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the fund’s Statement of Additional Information (“SAI”) which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address).  When you request a copy of the fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the fund’s policies and procedures regarding the release of portfolio holdings information is available in the fund’s SAI.  However, under the master-feeder structure, the fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

HL Investment Advisors, LLC (“HL Advisors”) is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, HL Advisors will provide those services for the fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of theMaster Fund; (ii) providing information to the Board of Directors to enable it to make all necessary decisions regarding whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund.  HL Advisors is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with $[     ] billion in assets under management as of December 31, 2009. HL Advisors had approximately $45.1 billion in assets under management as of December 31, 2009. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the “SEC”) that permits HL Advisors, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval.  Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HL Advisors, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

A discussion regarding the basis for the fund’s Board of Directors’ approval of the investment management agreements is available in the fund’s annual report to shareholders covering the period ending December 31, 2009.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.  As of December 31, 2009, CRMC managed more than $1 trillion in assets.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  CRMC and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give CRMC the authority to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders approved this arrangement a a meeting of shareholders on November 24, 2009.  There is no assurance that CRMC will incorporate its investment divisions or seek shareholder vote to exercise any authority, if granted, under an exemptive order.  In addition, shareholders approved a proposal to reorganize the series into a Delaware Statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee paid to CRMC for the year ended December 31, 2009, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.76%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2009.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors.  Counselors decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

The primary individual portfolio counselors for the Master Fund are:

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Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund
Robert W. Lovelace (Vice President)	10 years (since the Master Fund’s inception)	Senior Vice President – Capital World Investors. Investment professional for 24 years; all with CRMC or an affiliate.	Serves as an equity portfolio counselor.
David C. Barclay	10 years (since the Master Fund’s inception)	Senior Vice President – Fixed Income, CRMC. Investment professional for 28 years in total; 21 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.
Carl M. Kawaja(Vice President)	10 years (since the Master Fund’s inception)	Senior Vice President – Capital World Investors. Investment professional for 21 years in total; 18 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Hartford HLS Fund Shares

Hartford HLS Funds may offer their shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts. The Hartford HLS Funds may also offer their shares to certain qualified retirement plans (the “Plans”).

Each Hartford HLS Fund has authorized two classes of shares: Class IA shares and Class IB shares. For each Hartford HLS Fund, the two classes of shares represent an investment in the same Hartford HLS Fund but are subject to different expenses and have different prices and performance.

Many of the Accounts are registered with the SEC as investment companies. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Hartford HLS Funds are sold by Hartford Securities Distribution Company, Inc. (the “Distributor”) in a continuous offering to the Accounts and the Plans net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Hartford HLS Fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares and Class IB shares of the Hartford HLS Funds at net asset value without sales or redemption charges.

For each day on which a Hartford HLS Fund’s net asset value is calculated, the Accounts transmit to the Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the Hartford HLS Funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although they would not normally do so, the Hartford HLS Funds have the right to pay the redemption price of shares of the Hartford HLS Funds in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Hartford HLS Funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable Hartford HLS Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular Hartford HLS Fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a Hartford HLS Fund. To the extent that such classes of investors are invested in the same Hartford HLS Fund when a conflict of interest arises that might involve the Hartford HLS Fund, one or more of such classes of investors could be disadvantaged. The Hartford HLS Funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each Hartford HLS Fund’s Board of Directors will monitor each Hartford HLS Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the Hartford HLS Funds or substitute shares of another Hartford HLS Fund for the current Hartford HLS Fund. This, in turn, could cause a Hartford HLS Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons (“Servicing Intermediaries”) for Subaccounting, Administrative and/or Shareholder Processing Services

In addition to the Rule 12b-1 fees paid by the Hartford HLS Funds on Class IB shares, the transfer agent and its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the Hartford HLS Funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the Hartford HLS Funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the Hartford HLS Funds attributable to a particular Servicing Intermediary. For the year ended December 31, 2009, the transfer agent accrued approximately $[        ] in total Servicing Payments to Servicing Intermediaries and accruals of Servicing Payments did not exceed $[        ] for any Servicing Intermediary.

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As of January 1, 2010, the transfer agent has entered into arrangements to pay Servicing Compensation to: [ACS HR Solutions, LLC; ADP Broker-Dealer, Inc.; BenefitStreet, Inc.; Ascensus, Inc.; Charles Schwab & Co.; CitiStreet, LLC; Diversified Investment Advisors, Inc.; Edgewood Services, Inc. and Retirement Plan Services Company of America; Fidelity Brokerage Services LLC and National Financial Services LLC; Fidelity Investments Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Financial Advisers LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC and AMG Service Corp.; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mid Atlantic Capital Corp.; Nationwide Retirement Solutions, Inc.; Newport Retirement Services, Inc.; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Principal Life Insurance Company; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; Teachers Insurance and Annuity Association of America; The 401(k) Company, Inc. (purchased by Charles Schwab & Co.); Charles Schwab Trust Company; The Northern Trust Company; The Retirement Plan Company, LLC; The Vanguard Group, Inc.; US Bank; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company.] The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Class IB Shares Distribution Plan

Each Company, on behalf of its respective Hartford HLS Fund, has adopted a separate distribution plan (the “Distribution Plan”) for its Class IB shares pursuant to appropriate resolutions of each Company’s board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges. Pursuant to the Distribution Plan, each Hartford HLS Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Hartford HLS Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each Hartford HLS Fund may pay annually up to 0.25% of the average daily net assets of the Hartford HLS Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Hartford HLS Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Hartford HLS Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of a Hartford HLS Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (d) expenses relating to the development, preparation, printing, and mailing of Hartford HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of a Hartford HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of a Hartford HLS Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Hartford HLS Fund investment objectives and policies and other information about a Hartford HLS Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of a Hartford HLS Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of a Hartford HLS Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of a Hartford HLS Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the respective Hartford HLS Fund’s board of directors, including at least a majority of directors who are not interested persons of each Hartford HLS Fund as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of each Hartford HLS Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Hartford HLS Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the Hartford HLS Funds. Because the fees paid by the Hartford HLS Funds under the Distribution Plan are paid out of each Hartford HLS Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s or plan participant’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the fund invests.

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Determination of Net Asset Value

The net asset value (“NAV”) is determined for the fund as of the close of regular trading on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The NAV of the fund is determined by dividing the value of the fund’s net assets by the number of shares outstanding.  The NAV of the fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

Each fund’s Board of Directors has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  The current policy for each fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each fund reserves the right to change its dividend distribution policy at the discretion of its Board of Directors.

Frequent Purchases and Redemptions of Fund Shares

Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of a Hartford HLS Fund by a Hartford HLS Fund’s shareholder can disrupt the management of the Hartford HLS Fund, negatively affect the Hartford HLS Fund’s performance, and increase expenses for all Hartford HLS Fund shareholders. In particular, frequent trading (i) can force a Hartford HLS Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the Hartford HLS Fund, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Hartford HLS Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Hartford HLS Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies can dilute a Hartford HLS Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including through variable contracts issued by Hartford Life and IRS-qualified investment plans, such as employer-sponsored retirement plans. While some individual investors participate through Plans, the majority of investors invest through variable contract separate accounts maintained by Hartford Life which in turn invest in the Hartford HLS Funds. In most cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the Hartford HLS Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds challenge the Hartford HLS Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the Hartford HLS Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the Hartford HLS Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Hartford HLS Fund shares by Hartford HLS Fund shareholders. The Hartford HLS Funds’ policy is to discourage investors from trading in a Hartford HLS Fund’s shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of Hartford HLS Fund shares to the extent practicable. In addition, it is the Hartford HLS Funds’ policy to require the sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund and for Hartford Life to review and respond to such reports. The Hartford HLS Funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The Hartford HLS Funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason.  In making determinations concerning the revocation of exchange privileges, the Hartford HLS Funds may consider an investor’s trading history in any of the Hartford HLS Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other

17

individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

In addition to the variable contracts described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts. The Boards of Directors of the Hartford HLS Funds has adopted policies and procedures relating to excessive trading in shares of the Hartford HLS Funds through qualified plan omnibus accounts directly in the Hartford HLS Funds (the “Policy”). With respect to investors who invest directly in the Hartford HLS Funds through qualified plans omnibus accounts, it is the Policy of the Hartford HLS Funds to permit only two “substantive round trips” by an investor within any single Hartford HLS Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into the same Hartford HLS Fund and a redemption of or an exchange out of the same Hartford HLS Fund in a dollar amount set by the Hartford HLS Funds’ sub-transfer agent, in the reasonable exercise of its discretion. When an additional transaction request for the Hartford HLS Fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such Hartford HLS Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. Any transaction not initiated by a shareholder or their registered representative, or that are part of a systematic program, will be exempted from the Policy. In addition, the Money Market HLS Fund is excluded from this policy.

In the case of actual or suspected excessive trading through qualified plan omnibus accounts maintained by financial intermediaries, the Hartford HLS Funds’ sub-transfer agent, Hartford Administrative Services Company (“HASCO”) shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the Hartford HLS Funds’ procedures with respect to omnibus accounts will be as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the Hartford HLS Funds) for limiting exchange activity in a manner that serves the purposes of the Policy as determined by the Frequent Trading Review Committee (comprised of the Hartford HLS Funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its policy in lieu of this Policy and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in Hartford HLS Fund shares resulting from the manner in which the NAV of the Hartford HLS Funds’ shares is determined each day. Frequent trading in Hartford HLS Fund shares can dilute the value of long-term shareholders’ interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Hartford HLS Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the Hartford HLS Funds’ defenses against harmful excessive trading in Hartford HLS Fund shares. For additional information concerning the Hartford HLS Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, each Hartford HLS Fund is treated as a separate taxpayer. Each Hartford HLS Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code, as amended. By so qualifying, a Hartford HLS Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each Hartford HLS Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a Hartford HLS Fund are not subject to federal income tax on Hartford HLS Fund earnings and distributions or on gains realized upon the sale or redemption of Hartford HLS Fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the Hartford HLS Funds, see “Taxes” in the SAI.

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Variable Contract Owner Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a Hartford HLS Fund that is an investment portfolio of Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of Hartford HLS Funds differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a Hartford HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the Hartford HLS Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Plan Participant Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote Hartford HLS Fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The Hartford HLS Funds may advertise performance related information. Performance information about a Hartford HLS Fund is based on the Hartford HLS Fund’s past performance only and is no indication of future performance.

Each Hartford HLS Fund may include its total return in advertisements or other sales material. When a Hartford HLS Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Hartford HLS Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Hartford HLS Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Hartford HLS Funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the Hartford HLS Funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the Hartford HLS Funds’ performance information and will reduce an investor’s return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the Hartford HLS Funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each Hartford HLS Fund’s assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the Hartford HLS Funds.

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FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund’s financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table for the fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2008 through December 31, 2009 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the fund’s financial statements and financial highlights, is included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any were included, returns would be lower.

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FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS Funds:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT  06102-5085

By Phone:

1-800-862-6668

On The Internet:

www.hartfordinvestor.com

In Person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:

Hartford Series Fund, Inc. 811-08629

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American Funds New World HLS Fund

Class IB:         HVWBX

Class IB Shares
Prospectus
May 1, 2010

Mutual Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

HARTFORD HLS FUNDS

c/o Individual Annuity Services

P.O. BOX 5085

HARTFORD, CT  06102-5085

[This Page Is Intentionally Left Blank]

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MASTER/FEEDER MUTUAL FUND STRUCTURE

The fund described in this prospectus operates as a “feeder fund,” which means it invests all of its assets in another mutual fund (the “Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). The fund has the same investment objective and limitations as the Master Fund in which it invests.  The fund does not buy investment securities directly. The Master Fund, on the other hand, invests directly in portfolio securities.

Under the master/feeder structure, the fund may withdraw its investment in the Master Fund if the fund’s Board of Directors determines that it is in the best interests of the fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the fund (as opposed to a cash distribution from the Master Fund).  The fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the fund.  Upon any such withdrawal the Board would consider what action might be taken, including the investment of all of the assets of the fund in another pooled investment entity, having HL Investment Advisors, LLC (“HL Advisors”) manage the fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of the fund’s assets in the Master Fund is not a fundamental investment policy of the fund and a shareholder vote is not required for the fund to withdraw its investment from the Master Fund.

Because the fund invests all of its assets in the Master Fund, the fund and its shareholders will bear the fees and expenses of the fund and the Master Fund, with the result that the fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of the other Hartford HLS Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.  The Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund’s expenses.  However, other investors in the Master Fund may bear different expenses and sales charges than the fund, which would result in differences in returns received by those investors.  As shareholders of the Master Fund, feeder funds, including the fund, vote on matters pertaining to the Master Fund. Feeder funds with a greater pro rata ownership in the Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Fund borne by the remaining feeder fund shareholders, including the fund.

Capital Research and Management Company (“CRMC”) serves as investment adviser to the Master Fund.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds and CRMC is provided with their permission and based on information provided by CRMC or derived from the Master Fund’s prospectus.  The prospectus for the Master Fund is delivered together with this prospectus.

4

AMERICAN FUNDS NEW WORLD HLS FUND

SUMMARY SECTION

INVESTMENT GOAL. The American Funds New World HLS Fund seeks growth of capital over time.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

CLASS IB (1)
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable
Maximum deferred sales charge (load)	Not applicable
Exchange fees	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees	[ ]%
Distribution and service (12b-1) fees	0.25%
Other expenses	[ ]%
Total operating expenses	[ ]%
Less waiver/ reimbursement(2)	[ ]%
Total net expenses	[ ]%
Master Fund expenses	[ ]%
Total master and feeder expenses	[ ]%

(1)          Because the fund invests all of its assets in the Master Fund, the fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund.  The amounts shown under “Master Fund expenses” reflect the operating expenses of the Master Fund, including the advisory fee (before non-contractual fee waiver). The fee table and the example reflect the expenses of both the fund and the Master Fund.

(2)          HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion (currently 0.85%) of its advisory fee for such time as the fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company.  This fee waiver will continue as long as the fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS IB
Year 1	$	[ ]
Year 3	$	[ ]
Year 5	$	[ ]
Year 10	$	[ ]

PORTFOLIO TURNOVER.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Master Fund’s portfolio turnover rate was       % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the New World Fund, a series of the American Funds (“Master New World Fund”). The Master New World Fund is designed for investors seeking long-term capital appreciation. The Master New World Fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Master New World Fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries. Under normal market conditions, the Master New World Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. The Master New World Fund may invest the balance of its assets in equity securities of any company regardless of where it is based, provided CRMC has determined that a significant portion of its assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the Master New World Fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that CRMC determines

5

have a significant portion of their assets or revenues (generally 20% or more) attributable to developing countries. The Master New World Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries. Investors in the Master New World Fund should have a long-term perspective and be able to tolerate potentially sharp, short-term declines in value.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Credit Risk - The issuing company may not be able to pay interest and principal when due.  Credit risk depends largely on the perceived health of loan and bond issuers.  In general, lower-rated loans and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default.  Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.  Funds that invest mainly in Investments Rated Below-Investment-Grade (also referred to as “junk bonds”) are subject to heightened credit risk, which may make the fund more sensitive to adverse issuer, political, regulatory, market or economic shifts in the U.S. and abroad.  The default rate for below-investment-grade securities is likely to be higher during economic recessions or periods of high interest rates.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will “call” - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.  Investments in Emerging Markets Securities are generally subject to increased risks, including risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Income Risk — Falling interest rates create the potential for a decline in the fund’s income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small-Cap and Mid-Cap Stock Risk — Stocks of smaller and mid-sized companies may be more risky than stocks of larger companies.  Many of these companies are young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.  The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  [Updated performance information is available at www.hartfordinvestor.com.]  The returns:

•                  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower for periods when fee waivers were in place

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan were included.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

6

Class IB total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was [     ]% ([     ] quarter, [     ]) and the lowest quarterly return was [     ]% ([     ] quarter, [     ]).

AVERAGE ANNUAL TOTAL RETURNS.  The table shows returns for the Fund over time compared to those of a broad-based index.

Average annual total returns for periods ending December 31, 2009

	1 year		5 years		Life of Master Fund(1)
Class IB	[ ]	%	[ ]	%	[ ]	%
MSCI All Country World Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%
MSCI Emerging Markets Index (reflects no deductions for fees or expenses)	[ ]	%	[ ]	%	[ ]	%

(1) Inception date is June 17, 1999.

Indices:

The MSCI AC (All Country) World Index is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 48 developed and emerging market country indices. This index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets, consisting of 24 emerging market country indices. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

MANAGEMENT.  The Fund’s investment manager is HL Advisors.  The Master Fund’s investment manager is CRMC.

Portfolio Counselor for the Series/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund
Robert W. Lovelace (Vice President)	Senior Vice President – Capital World Investors	10 years
David C. Barclay	Senior Vice President – Fixed Income, CRMC	10 years
Carl M. Kawaja (Vice President)	Senior Vice President – Capital World Investors	10 years

The funds’ SAI provides additional information about each portfolio counselor’s compensation, other accounts managed by each portfolio counselor and each portfolio counselor’s ownership of securities in the Master Funds.

PURCHASE AND SALE OF FUND SHARES.  The Fund sells its shares at net asset value directly to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”) and certain qualified retirement plans.  You may invest indirectly in the fund through your purchase of a variable annuity or variable life insurance contract

7

issued by a separate account or directly through a qualified retirement plan.  Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account or retirement plan through which you invest.

TAX INFORMATION.  Under current law, qualified retirement plan participants and owners of variable annuity and variable life insurance contracts that have invested in the Fund are not subject to federal income tax on Fund earnings and distributions or on gains realized upon the sale or redemption of Fund shares until such amounts are withdrawn from the retirement plan or variable contract. For information concerning the federal tax consequences to the purchasers of a variable annuity or variable life insurance contract, see the prospectus or other disclosure document for such variable contract.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  The Fund is not sold directly to the general public but instead is offered as an underlying investment option for certain variable annuity and variable life insurance contracts and qualified retirement plans.  The Fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the Fund as an underlying investment option in the variable contracts.  The prospectus or other disclosure document for your variable contract may contain additional information about these payments.

8

ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

INVESTMENT GOAL. The American Funds New World HLS Fund seeks growth of capital over time.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the New World Fund, a series of the American Funds (“Master New World Fund”). The Master New World Fund is designed for investors seeking long-term capital appreciation. The Master New World Fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Master New World Fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries. Under normal market conditions, the Master New World Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. The Master New World Fund may invest the balance of its assets in equity securities of any company regardless of where it is based, provided CRMC has determined that a significant portion of its assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the Master New World Fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that CRMC determines have a significant portion of their assets or revenues (generally 20% or more) attributable to developing countries. The Master New World Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries. Investors in the Master New World Fund should have a long-term perspective and be able to tolerate potentially sharp, short-term declines in value.

In determining whether a country is qualified, the Master New World Fund will consider such factors as the country’s per capita gross domestic product; the percentage of the country’s economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. CRMC will maintain a list of qualified countries and securities in which the Master New World Fund may invest. Qualified developing countries in which the Master New World Fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Egypt, Hungary, India, Jordan, Kazakhstan, Lebanon, Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru, Philippines, Poland, Russian Federation, South Africa, Thailand, Turkey, Ukraine, United Arab Emirates and Venezuela.

MAIN RISKS.  The primary risks of investing in the Master Fund are described below in alphabetical order.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.

Credit Risk - The issuing company may not be able to pay interest and principal when due.  Credit risk depends largely on the perceived health of loan and bond issuers.  In general, lower-rated loans and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default.  Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.  Funds that invest mainly in Investments Rated Below-Investment-Grade (also referred to as “junk bonds”) are subject to heightened credit risk, which may make the fund more sensitive to adverse issuer, political, regulatory, market or economic shifts in the U.S. and abroad.  The default rate for below-investment-grade securities is likely to be higher during economic recessions or periods of high interest rates.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will “call” - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the fund’s investments in foreign securities.  Foreign securities will also subject the Fund’s investments to changes in currency rates.  Investments in Emerging Markets Securities are generally subject to increased risks, including risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Income Risk — Falling interest rates create the potential for a decline in the fund’s income.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.

Investment Strategy Risk - CRMC’s investment strategy will influence performance significantly.  If CRMC’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Master-Feeder Structure Risk — In addition to the risks of the Master Fund, the fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

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Small-Cap and Mid-Cap Stock Risk — Stocks of smaller and mid-sized companies may be more risky than stocks of larger companies.  Many of these companies are young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Stock Market Risk - Stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Additional Risks and Investment Information.

Many factors affect the Master Fund’s performance.  There is no assurance that the Master Fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the Master Fund have attendant risks of varying degrees.  The Statement of Additional Information contains more detailed information about the Master Fund’s investment policies and risks.

Equity Securities

Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. An investment in any equity security is subject to the following risks:

•                  Market Risk: The risk that the stock market as a whole may decline, thereby depressing the stock’s price.

•                  Financial Risk: The risk that the price of a particular issuer’s stock may decline due to its financial results.

Fixed-Income Securities

An investment in any fixed income security is subject to the following risks:

•                  Credit Risk: The risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument.

•                  Interest Rate Risk: The risk that the value of the security will fall as interest rates rise.

Also, securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Options, Futures, and Other Derivatives

The Master Fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit the Master Fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for the Master Fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.  Derivatives are also used to seek to manage risk by hedging the Master Fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives include:

•                  If the issuer of the derivative instrument does not pay the amount due, the Master Fund could lose money.

•                  The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the Master Fund’s manager expected, which could result in losses to the Master Fund or increase volatility in the Master Fund’s performance.

•                  Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).

•                  Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

Foreign Investments

Foreign investments include investments in

•                  Securities of foreign issuers and loans of foreign borrowers, including

•                  companies organized outside the United States (unless the company’s economic fortunes and risks are primarily linked with U.S. markets)

•                  foreign governments and agencies or instrumentalities of foreign governments

•                  issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States

•                  Non-dollar securities:  Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Foreign investments may be affected by the following:

•                  changes in currency rates

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  decreased liquidity

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions

•                  less uniform accounting, auditing and financial reporting standards

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•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political or social instability or diplomatic developments in a foreign country

•                  differences in individual foreign economies

Emerging Markets

When compared to the securities markets of more developed countries, the securities markets of most Central and South American, African, Middle Eastern, certain Asian and Eastern European and other emerging countries are subject to the following risks:

•                  illiquidity

•                  increased price volatility

•                  smaller market capitalizations

•                  less government regulation

•                  less extensive and less frequent accounting, financial and other reporting requirements

•                  Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Small-capitalization Companies

Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to

•                  less certain growth prospects

•                  lower degree of liquidity in the markets for such stocks

•                  thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

•                  limited product lines, markets or financial resources

•                  dependence on a few key management personnel

•                  increased susceptibility to losses and bankruptcy

•                  increased transaction costs

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies, including exchange traded funds (ETFs), are subject to the following statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”):  Absent an available exemption, the Master Fund may not

•                  acquire more than 3% of the voting shares of any other investment company,

•                  invest more than 5% of the Master Fund’s total assets in securities of any one investment company, and

•                  invest more than 10% of its total assets in securities of all investment companies.

ETFs:  Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index.  Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations discussed above, subject to certain conditions.  The Master Fund may rely on these exemptive orders to invest in unaffiliated ETFs.  An investment in an ETF generally presents the following risks:

•                  the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies

•                  the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective

•                  price fluctuation, resulting in a loss to the Master Fund

•                  the risk that an ETF may trade at a discount to its NAV

•                  the risk that an active market for an ETF’s shares may not develop or be maintained

•                  the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees.  The Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests.

Illiquid Securities

•                  In General. Securities purchased by the Master Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the

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continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

•                  Limitation on Illiquid Investments. If one or more instruments in the Master Fund’s portfolio become illiquid, the Master Fund may exceed its limit on illiquid instruments. In the event that this occurs, the Master Fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force the Master Fund to liquidate any portfolio instrument where the Master Fund would suffer a loss on the sale of that instrument.

•                  Valuation of Illiquid Investments. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect the Master Fund’s NAV. For more information on fair valuation, please see ‘‘Determination of Net Asset Value’’

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The Master Fund may invest some or all of its assets in cash or high quality money market securities (including money market funds managed by the investment manager or a sub-adviser) to maintain sufficient liquidity or for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the Master Fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The Fund’s investment goal may be changed without approval of the shareholders of the Fund.  The Fund may not be able to achieve its goal.  The Fund’s prospectus will be updated prior to any change in the Fund’s investment goal.

Consequences of Portfolio Trading Practices

The Master Fund may, at times, engage in short-term trading. Short-term trading and higher rates of portfolio turnover could produce higher brokerage expenses and transaction costs for the Master Fund, and therefore could adversely affect the Master Fund’s and the fund’s performance. The Master Fund is not managed to achieve a particular tax result for shareholders.

Investment Policies

The Fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in the Fund’s Principal Investment Strategy section. This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The Fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. The name of the Fund may be changed at any time by a vote of the Fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

The Master Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the Master Fund and, therefore, are not described in this prospectus.  These securities and techniques, together with their risks, are discussed in the fund’s Statement of Additional Information (“SAI”) which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address).  When you request a copy of the fund’s SAI, you will also receive a copy of the Master Fund’s SAI.

Disclosure of Portfolio Holdings

A description of the fund’s policies and procedures regarding the release of portfolio holdings information is available in the fund’s SAI.  However, under the master-feeder structure, the fund’s sole portfolio holding is shares in the Master Fund.  A description of the Master Fund’s policies and procedures with respect to the disclosure of the Master Fund’s portfolio securities is available in the Master Fund’s SAI.

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MANAGEMENT OF THE FUND

The Investment Manager to the Fund

HL Investment Advisors, LLC (“HL Advisors”) is the investment manager to the fund. Because the fund invests all of its assets in the Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, HL Advisors will provide those services for the fund that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Directors invest the assets of the fund in shares of theMaster Fund; (ii) providing information to the Board of Directors to enable it to make all necessary decisions regarding whether to invest the assets of the fund in shares of the Master Fund; (iii) monitoring the ongoing investment performance of the Master Fund; (iv) monitoring the fund’s other service providers; (v) facilitating the distribution of Master Fund shareholder materials to fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the fund with respect to its investment in the Master Fund.  HL Advisors is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with $[     ] billion in assets under management as of December 31, 2009. HL Advisors had approximately $45.1 billion in assets under management as of December 31, 2009. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Hartford Series Fund, Inc. has received an order from the Securities and Exchange Commission (the “SEC”) that permits HL Advisors, subject to approval by its Board of Directors, to enter into agreements with unaffiliated sub-advisers approved by the Board of Directors without obtaining shareholder approval.  Thus, in the event the fund is no longer part of a master-feeder structure, the order permits HL Advisors, subject to the approval of the Board of Directors but without shareholder approval, to employ an unaffiliated sub-adviser for the fund.

A discussion regarding the basis for the fund’s Board of Directors’ approval of the investment management agreements is available in the fund’s annual report to shareholders covering the period ending December 31, 2009.

The Investment Manager to the Master Fund

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071 and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolios and business affairs of the Master Fund. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.  As of December 31, 2009, CRMC managed more than $1 trillion in assets.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries.  CRMC and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give CRMC the authority to use, upon approval of the Master Fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Fund, including making changes to the management subsidiaries and affiliates providing such services.  The Master Fund’s shareholders approved this arrangement a a meeting of shareholders on November 24, 2009.  There is no assurance that CRMC will incorporate its investment divisions or seek shareholder vote to exercise any authority, if granted, under an exemptive order.  In addition, shareholders approved a proposal to reorganize the series into a Delaware Statutory trust.  The reorganization may be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation.

The annual management fee paid to CRMC for the year ended December 31, 2009, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is 0.76%.  The management fee payable by the Master Fund is calculated in accordance with a breakpoint schedule for the Master Fund.  The Master Fund’s breakpoint schedule is discussed in the fund’s SAI.

A discussion regarding the basis for the Master Fund’s Board of Trustees’ approval of the investment management agreements is available in the Master Fund’s annual report to shareholders covering the period ending December 31, 2009.

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Master Fund.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors.  Counselors decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

The primary individual portfolio counselors for the Master Fund are:

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Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund

Robert W. Lovelace (Vice President)	10 years (since the Master Fund’s inception)	Senior Vice President – Capital World Investors. Investment professional for 24 years; all with CRMC or an affiliate.	Serves as an equity portfolio counselor.

David C. Barclay	10 years (since the Master Fund’s inception)	Senior Vice President – Fixed Income, CRMC. Investment professional for 28 years in total; 21 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

Carl M. Kawaja(Vice President)	10 years (since the Master Fund’s inception)	Senior Vice President – Capital World Investors. Investment professional for 21 years in total; 18 years with CRMC or an affiliate.	Serves as an equity portfolio counselor.

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FURTHER INFORMATION ON THE FUNDS

Purchase and Redemption of Hartford HLS Fund Shares

Hartford HLS Funds may offer their shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts. The Hartford HLS Funds may also offer their shares to certain qualified retirement plans (the “Plans”).

Each Hartford HLS Fund has authorized two classes of shares: Class IA shares and Class IB shares. For each Hartford HLS Fund, the two classes of shares represent an investment in the same Hartford HLS Fund but are subject to different expenses and have different prices and performance.

Many of the Accounts are registered with the SEC as investment companies. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a Hartford HLS Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the Hartford HLS Funds are sold by Hartford Securities Distribution Company, Inc. (the “Distributor”) in a continuous offering to the Accounts and the Plans net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Hartford HLS Fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares and Class IB shares of the Hartford HLS Funds at net asset value without sales or redemption charges.

For each day on which a Hartford HLS Fund’s net asset value is calculated, the Accounts transmit to the Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a Hartford HLS Fund any orders to purchase or redeem shares of the Hartford HLS Fund based on the instructions of Plan trustees or participants received by the Plans as of that day. The Accounts and Plans purchase and redeem shares of the Hartford HLS Funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although they would not normally do so, the Hartford HLS Funds have the right to pay the redemption price of shares of the Hartford HLS Funds in whole or in part in portfolio securities. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Hartford HLS Funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable Hartford HLS Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular Hartford HLS Fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a Hartford HLS Fund. To the extent that such classes of investors are invested in the same Hartford HLS Fund when a conflict of interest arises that might involve the Hartford HLS Fund, one or more of such classes of investors could be disadvantaged. The Hartford HLS Funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, each Hartford HLS Fund’s Board of Directors will monitor each Hartford HLS Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the Hartford HLS Funds or substitute shares of another Hartford HLS Fund for the current Hartford HLS Fund. This, in turn, could cause a Hartford HLS Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions and Other Persons (“Servicing Intermediaries”) for Subaccounting, Administrative and/or Shareholder Processing Services

In addition to the Rule 12b-1 fees paid by the Hartford HLS Funds on Class IB shares, the transfer agent and its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the Hartford HLS Funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the Hartford HLS Funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the Hartford HLS Funds attributable to a particular Servicing Intermediary. For the year ended December 31, 2009, the transfer agent accrued approximately $[        ] in total Servicing Payments to Servicing Intermediaries and accruals of Servicing Payments did not exceed $[        ] for any Servicing Intermediary.

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As of January 1, 2010, the transfer agent has entered into arrangements to pay Servicing Compensation to: [ACS HR Solutions, LLC; ADP Broker-Dealer, Inc.; BenefitStreet, Inc.; Ascensus, Inc.; Charles Schwab & Co.; CitiStreet, LLC; Diversified Investment Advisors, Inc.; Edgewood Services, Inc. and Retirement Plan Services Company of America; Fidelity Brokerage Services LLC and National Financial Services LLC; Fidelity Investments Institutional Operations Company, Inc.; GWFS Equities, Inc.; Hewitt Associates, LLC; ICMA Retirement Corporation; ING Financial Advisers LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC and AMG Service Corp.; Mercer HR Services, LLC; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mid Atlantic Capital Corp.; Nationwide Retirement Solutions, Inc.; Newport Retirement Services, Inc.; Noble Consulting Services, Inc.; Ohio Public Employees Deferred Compensation Program; Preferred Pension Concepts, Inc.; Princeton Retirement Group; Principal Life Insurance Company; Reliance Trust Company; Standard Retirement Services, Inc.; T. Rowe Price Retirement Plan Services, Inc.; Teachers Insurance and Annuity Association of America; The 401(k) Company, Inc. (purchased by Charles Schwab & Co.); Charles Schwab Trust Company; The Northern Trust Company; The Retirement Plan Company, LLC; The Vanguard Group, Inc.; US Bank; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company.] The transfer agent may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Class IB Shares Distribution Plan

Each Company, on behalf of its respective Hartford HLS Fund, has adopted a separate distribution plan (the “Distribution Plan”) for its Class IB shares pursuant to appropriate resolutions of each Company’s board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges. Pursuant to the Distribution Plan, each Hartford HLS Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Hartford HLS Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each Hartford HLS Fund may pay annually up to 0.25% of the average daily net assets of the Hartford HLS Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each Hartford HLS Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Hartford HLS Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of a Hartford HLS Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of a Hartford HLS Fund; (d) expenses relating to the development, preparation, printing, and mailing of Hartford HLS Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of a Hartford HLS Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of a Hartford HLS Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding Hartford HLS Fund investment objectives and policies and other information about a Hartford HLS Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of a Hartford HLS Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of a Hartford HLS Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of a Hartford HLS Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the respective Hartford HLS Fund’s board of directors, including at least a majority of directors who are not interested persons of each Hartford HLS Fund as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the directors who are not interested persons of each Hartford HLS Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Hartford HLS Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the Hartford HLS Funds. Because the fees paid by the Hartford HLS Funds under the Distribution Plan are paid out of each Hartford HLS Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s or plan participant’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plan of the Master Funds

The Master Fund does not charge a 12b-1 fee for the Class 1 shares in which the fund invests.

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Determination of Net Asset Value

The net asset value (“NAV”) is determined for the fund as of the close of regular trading on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The NAV of the fund is determined by dividing the value of the fund’s net assets by the number of shares outstanding.  The NAV of the fund is determined based upon the NAV of the Master Fund.  For more information regarding the determination of NAV of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s prospectus and SAI.

Dividends and Distributions

Each fund’s Board of Directors has delegated authority to the Fund Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid, and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties.  The current policy for each fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year.

Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  Each fund reserves the right to change its dividend distribution policy at the discretion of its Board of Directors.

Frequent Purchases and Redemptions of Fund Shares

Hartford HLS Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of a Hartford HLS Fund by a Hartford HLS Fund’s shareholder can disrupt the management of the Hartford HLS Fund, negatively affect the Hartford HLS Fund’s performance, and increase expenses for all Hartford HLS Fund shareholders. In particular, frequent trading (i) can force a Hartford HLS Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the Hartford HLS Fund, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Hartford HLS Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Hartford HLS Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies can dilute a Hartford HLS Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the Hartford HLS Funds.

The Hartford HLS Funds are available for investment, directly or indirectly, through a variety of means, including through variable contracts issued by Hartford Life and IRS-qualified investment plans, such as employer-sponsored retirement plans. While some individual investors participate through Plans, the majority of investors invest through variable contract separate accounts maintained by Hartford Life which in turn invest in the Hartford HLS Funds. In most cases, exchange activity among the Hartford HLS Funds occurs on an omnibus basis, which can limit the ability of the Hartford HLS Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the Hartford HLS Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the Hartford HLS Funds challenge the Hartford HLS Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the Hartford HLS Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the Hartford HLS Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Boards of Directors of the Hartford HLS Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Hartford HLS Fund shares by Hartford HLS Fund shareholders. The Hartford HLS Funds’ policy is to discourage investors from trading in a Hartford HLS Fund’s shares in an excessive manner that would be harmful to long-term investors by requiring Hartford Life to establish internal procedures that are reasonably designed to decrease the attractiveness of the Hartford HLS Funds to market timers and to impose reasonable restrictions on frequent purchases and redemptions of Hartford HLS Fund shares to the extent practicable. In addition, it is the Hartford HLS Funds’ policy to require the sub-advisers to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Life any cash flow activities in the Hartford HLS Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of a Hartford HLS Fund and for Hartford Life to review and respond to such reports. The Hartford HLS Funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The Hartford HLS Funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason.  In making determinations concerning the revocation of exchange privileges, the Hartford HLS Funds may consider an investor’s trading history in any of the Hartford HLS Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed and employs procedures with respect to restrictions on trading that vary by the mechanism for participation in the Hartford HLS Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other

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individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

In addition to the variable contracts described above, certain qualified plans participate directly in the Hartford HLS Funds through omnibus accounts. The Boards of Directors of the Hartford HLS Funds has adopted policies and procedures relating to excessive trading in shares of the Hartford HLS Funds through qualified plan omnibus accounts directly in the Hartford HLS Funds (the “Policy”). With respect to investors who invest directly in the Hartford HLS Funds through qualified plans omnibus accounts, it is the Policy of the Hartford HLS Funds to permit only two “substantive round trips” by an investor within any single Hartford HLS Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into the same Hartford HLS Fund and a redemption of or an exchange out of the same Hartford HLS Fund in a dollar amount set by the Hartford HLS Funds’ sub-transfer agent, in the reasonable exercise of its discretion. When an additional transaction request for the Hartford HLS Fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such Hartford HLS Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. Any transaction not initiated by a shareholder or their registered representative, or that are part of a systematic program, will be exempted from the Policy. In addition, the Money Market HLS Fund is excluded from this policy.

In the case of actual or suspected excessive trading through qualified plan omnibus accounts maintained by financial intermediaries, the Hartford HLS Funds’ sub-transfer agent, Hartford Administrative Services Company (“HASCO”) shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the Hartford HLS Funds’ procedures with respect to omnibus accounts will be as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the Hartford HLS Funds) for limiting exchange activity in a manner that serves the purposes of the Policy as determined by the Frequent Trading Review Committee (comprised of the Hartford HLS Funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its policy in lieu of this Policy and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy.

The use of fair value pricing can serve both to make the Hartford HLS Funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in Hartford HLS Fund shares resulting from the manner in which the NAV of the Hartford HLS Funds’ shares is determined each day. Frequent trading in Hartford HLS Fund shares can dilute the value of long-term shareholders’ interests in a Hartford HLS Fund if the Hartford HLS Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Hartford HLS Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Hartford HLS Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the Hartford HLS Funds’ defenses against harmful excessive trading in Hartford HLS Fund shares. For additional information concerning the Hartford HLS Funds’ fair-value procedures, please refer to “Determination of Net Asset Value” found earlier in the prospectus.

Frequent Purchase and Redemption of Master Fund Shares

The fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Fund and American Funds Distributors, Inc. (“AFD”), the Master Fund’s distributor, reserve the right to reject any purchase order with respect to the Master Fund for any reason.  The Master Fund is not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Fund’s shares may lead to increased costs to the Master Fund and less efficient management of the Master Fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the fund. Accordingly, purchases, including those that are part of exchange activity, that the Master Fund or AFD has determined could involve actual or potential harm to the Master Fund may be rejected.

Federal Income Taxes

For federal income tax purposes, each Hartford HLS Fund is treated as a separate taxpayer. Each Hartford HLS Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code, as amended. By so qualifying, a Hartford HLS Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, each Hartford HLS Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in a Hartford HLS Fund are not subject to federal income tax on Hartford HLS Fund earnings and distributions or on gains realized upon the sale or redemption of Hartford HLS Fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the Hartford HLS Funds, see “Taxes” in the SAI.

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Variable Contract Owner Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a Hartford HLS Fund that is an investment portfolio of Hartford HLS Series Fund II, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of Hartford HLS Funds differ (such as approval of an investment management agreement or a change in a Hartford HLS Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of a Hartford HLS Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the Hartford HLS Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Plan Participant Voting Rights

With regard to Hartford HLS Fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote Hartford HLS Fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Performance Related Information

The Hartford HLS Funds may advertise performance related information. Performance information about a Hartford HLS Fund is based on the Hartford HLS Fund’s past performance only and is no indication of future performance.

Each Hartford HLS Fund may include its total return in advertisements or other sales material. When a Hartford HLS Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Hartford HLS Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Hartford HLS Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The Hartford HLS Funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the Hartford HLS Funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the Hartford HLS Funds’ performance information and will reduce an investor’s return under the insurance products or retirement plans.

Distributor, Custodian and Transfer Agent

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the Hartford HLS Funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each Hartford HLS Fund’s assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the Hartford HLS Funds.

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FINANCIAL HIGHLIGHTS

The financial highlights table for each fund is intended to help you understand the fund’s financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table for the fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2008 through December 31, 2009 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the fund’s financial statements and financial highlights, is included in the annual report which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance, variable annuity or qualified retirement plan product level. If additional charges or other fees applied at the variable product level, if any were included, returns would be lower.

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FOR MORE INFORMATION

Two documents are available that offer further information on the Hartford HLS Funds:

Annual/Semi-Annual Report To Shareholders

Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s annual and semi-annual reports. In the Fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the Fund.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The Fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the Fund’s website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for the Fund and/or the SAI or for shareholder inquiries or other information about the Fund, please contact the Fund at:

By Mail:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT  06102-5085

By Phone:

1-800-862-6668

On The Internet:

www.hartfordinvestor.com

In Person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-551-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:

Hartford Series Fund, Inc. 811-08629

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PART B

COMBINED STATEMENT OF ADDITIONAL INFORMATION

AMERICAN FUNDS ASSET ALLOCATION HLS FUND

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH HLS FUND

AMERICAN FUNDS BOND HLS FUND

AMERICAN FUNDS GLOBAL BOND HLS FUND

AMERICAN FUNDS GLOBAL GROWTH HLS FUND

AMERICAN FUNDS GLOBAL GROWTH AND INCOME HLS FUND

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION HLS FUND

AMERICAN FUNDS GROWTH HLS FUND

AMERICAN FUNDS GROWTH-INCOME HLS FUND

AMERICAN FUNDS INTERNATIONAL HLS FUND

AMERICAN FUNDS NEW WORLD HLS FUND

series of

HARTFORD SERIES FUND, INC.

CLASS IA AND CLASS IB SHARES

This combined Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the corresponding prospectus for the Fund (as hereinafter defined) in question and the relevant class thereof.  A free copy of each prospectus is available upon request by writing to:  Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085, by calling 1-800-862-6668, or on the Funds’ website at www.hartfordinvestor.com.

Date of Prospectuses:  May 1, 2010 (for Class IA shares) and May 1, 2010 (for Class IB shares)

Date of Statement of Additional Information:  May 1, 2010

GENERAL INFORMATION

This SAI relates to the American Funds HLS Funds (each a “Fund” and together the “Funds”), which may serve as the underlying investment vehicles for variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company and other insurance companies, and for certain qualified retirement plans.  Each Fund offers two classes of shares:  Class IA and Class IB.  HL Investment Advisors, LLC (“HL Advisors”) is the investment manager and provides administrative services to the Funds.  HL Advisors is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with $[     ] billion in assets under management as of December 31, 2009.  The Hartford also sponsors a family of mutual funds that is offered directly to the public.  Hartford Investment Financial Services, LLC (“HIFSCO”), a wholly owned subsidiary of The Hartford, is the investment manager and principal underwriter to that fund family.

The Funds are investment portfolios (series) of Hartford Series Fund, Inc., a Maryland corporation (the “Company”) registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company.  The Company issues a separate series of shares of common stock for each Fund that is a series of th Company, representing a fractional undivided interest in such Fund.  Each such series of shares is subdivided into two classes:  Class IA and Class IB.  Class IA shares are not currently available.

Each Fund (except for American Funds Global Bond HLS Fund) is a diversified management investment company.

The Board of Directors may reclassify authorized shares to increase or decrease the allocation of shares in each Fund.  The Board of Directors is also authorized, from time to time and without further shareholder approval, to authorize additional shares of any Fund or to classify and reclassify existing and new funds into one or more classes.

The American Funds HLS Funds commenced operations on May 1, 2008.

MASTER/FEEDER STRUCTURE

Each Fund invests all of its assets in a separate mutual fund (Class 1 shares), which has the same investment objective and strategies as the fund (each a “Master Fund” and together the “Master Funds”).  Each Master Fund is a series of American Funds Insurance Series® (“American Funds”). The Funds do not buy investment securities directly. Instead, each Fund invests in a Master Fund that in turn purchases investment securities.

The investment adviser for the Master Funds is Capital Research and Management Company (“CRMC”), an investment management organization founded in 1931. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. In addition to selling shares to a Fund, each Master Fund has and may continue to sell its shares to insurance company separate accounts, other mutual funds or other accredited investors (“shareholders”). The expenses and, correspondingly, the returns of other shareholders in each Master Fund may differ from those of the corresponding Fund.

The Board of Directors believes that, as other investors invest their assets in the Funds and shareholders invest their assets in the Master Fund in which a Fund invests, certain economic efficiencies may be realized with respect to the Funds and the Master Funds. For example, fixed expenses that otherwise would have been borne solely by a Master Fund (and the other shareholders in the Master Fund) or the corresponding Fund would be spread across a larger asset base as more shareholders invest in the Master Fund. However, if a shareholder withdraws its investment from a Master Fund or Fund, respectively, the economic efficiencies (e.g., spreading fixed expenses across a larger asset base) that the Board of Directors believes should be available through investment in a Fund, and in turn, the Master Fund, may not be fully achieved or maintained. In addition, given the relatively complex nature of the master-feeder structure, accounting and operational difficulties could occur.

Under the master/feeder structure, the Board of Directors retains the right to withdraw a Fund’s assets from its corresponding Master Fund. The Board of Directors also reserves the right to suspend or terminate purchases of shares of a Master Fund by a Fund if such action is required by law, or if the board, while exercising its independent judgment and acting in good faith and in light of its fiduciary duties under federal law and any applicable state law, deems it necessary, appropriate and in the best interest of the Fund and its shareholders (including contract owners) or in response to the order of an appropriate regulatory authority. If the Board of Directors were to withdraw a Fund’s assets, the board would then consider whether to invest the Fund’s assets in another pooled investment entity, have HL Advisors manage the Fund’s assets either directly or with a sub-adviser, or take other appropriate action.

Investment of each Fund’s assets in its corresponding Master Fund is not a fundamental policy of any Fund and a shareholder vote is not required for any Fund to withdraw its investment from its corresponding Master Fund.

The board of trustees of the Master Funds formulates the general policies of the Master Funds and meets periodically to review each Master Fund’s performance, monitor investment activities and practices and discuss other matters affecting the Master Funds.

INVESTMENT OBJECTIVES AND POLICIES

Percentage limitations on investments described in this SAI or in any prospectus will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.  Except for the investment restrictions listed below as fundamental or to the extent designated as such in any prospectus, the other investment policies described in this SAI or in any prospectus are not fundamental and may be changed without shareholder approval.

A.            FUNDAMENTAL RESTRICTIONS OF THE FUNDS

Each Fund has adopted the following fundamental investment restrictions; however, as long as the Funds remain invested in the Master Funds, the Funds are subject to the Master Funds’ restrictions as well, even if the Master Funds’ restrictions are more restrictive.  If one or more Funds withdraws from its corresponding Master Fund and engages HL Advisors or a sub-adviser to provide portfolio management services to the Fund, that Fund would no longer be subject to the Master Funds’ investment restrictions and would be subject solely to the following investment restrictions.  These fundamental restrictions may not be changed without approval of a majority of the applicable Fund’s outstanding voting securities. Under the Investment Company Act of 1940, as amended (the “1940 Act”), and as used in the prospectuses and this SAI, a “majority of the outstanding voting securities” means the approval of the lesser of (1) the holders of 67% or more of the outstanding shares of a Fund (or a class of the outstanding shares of a Fund) represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund (or of the class) are present in person or by proxy, or (2) the holders of more than 50% of the outstanding shares of the Fund (or of the class).

The investment objectives and principal investment strategies of each Fund are set forth in the Funds’ prospectuses.  Set forth below are the fundamental investment restrictions and policies applicable to each Fund followed by certain non-fundamental restrictions and policies applicable to each Fund.

1.             Each Fund will not borrow money or issue any class of senior securities, except to the extent consistent with the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority.

2.             Each Fund will not purchase the securities or loans of any issuer or borrower (other than securities or loans issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities or loans of companies whose principal business activities are in the same industry.

3.             Each Fund will not make loans, except to the extent consistent with the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority.

4.             Each Fund will not act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws.

5.             Each Fund will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein.

6.             Each Fund will not purchase or sell commodities or commodities contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions of any kind.

B.            NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE HLS FUNDS

The investment objective of each Fund is non-fundamental and may be changed without a shareholder vote.  In particular, investment of each Fund’s assets in its corresponding Master Fund is not a fundamental policy of any Fund and a shareholder vote is not required to withdraw a Fund’s entire investment from its corresponding Master Fund.

The following restrictions are designated as non-fundamental and may be changed by the Board of Directors without the approval of shareholders.

Each Fund may not:

1.     Pledge its assets other than to secure permitted borrowings or to secure investments permitted by the Fund’s investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, and applicable law.

2.     Purchase securities on margin except to the extent permitted by applicable law.

3.     Purchase securities while outstanding borrowings exceed 5% of the Fund’s total assets, except where the borrowing is for temporary or emergency purposes.  Reverse repurchase agreements, dollar rolls, securities lending, or other investments or transactions described in the Fund’s registration statement are not deemed to be borrowings for purposes of this restriction.

4.     Make short sales of securities or maintain a short position, except to the extent permitted by the Fund’s Prospectus and Statement of Additional Information, as amended from time to time, and applicable law.

5.     Invest more than 15% of the Fund’s net assets in illiquid securities.

Additionally, American Funds Bond HLS Fund, American Funds Global Bond HLS Fund, and American Funds Global Small Capitalization HLS Fund each have a name that suggests a focus on a particular type of investment, and in accordance with Rule 35d-1 under the 1940 Act, each Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name.

C.            RESTRICTIONS OF THE MASTER FUNDS

(i)            Fundamental Restrictions of the Master Funds

Each Fund invests all or substantially all of its assets in a corresponding Master Fund.  The following are fundamental investment restrictions for each of the Master Funds, which cannot be changed without approval by holders of a majority of the outstanding shares of the Master Fund.

Each Master Fund (except as noted below) may not:

1.             Invest more than 5% of the value of the total assets of the Master Fund in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the Master Fund’s total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the Master Fund’s total assets.

2.             As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.

3.             Invest more than 25% of the Master Fund’s total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the Master Fund may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

4.             Invest in real estate (including limited partnership interests, but excluding securities of companies, such as real estate investment trusts (“REITS”), which deal in real estate or interests therein).

5.             Purchase commodities or commodity contracts; except that Master Global Small Capitalization Fund, Master International Fund, Master New World Fund, Master Asset Allocation Fund, Master Bond Fund and Master Global Bond Fund may engage in transactions involving currencies (including forward or futures contracts and put and call options).

6.             Invest in companies for the purpose of exercising control or management.

7.             Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.

8.             Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the Master Funds total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the Master Fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

9.             Purchase securities on margin.

10.           Sell securities short, except to the extent that the Master Fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

11.           Invest in puts, calls, straddles, spreads or any combination thereof; except as described above in investment restriction number 5.

12.           Invest in securities of other investment companies, except as permitted by the 1940 Act.

13.           Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

Investment restriction numbers 1 and 2 do not apply to Master Global Bond Fund.

Notwithstanding investment restriction number 12, if deemed advisable by its officers, compensation paid by the Master Funds to their Trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by the Trustees pursuant to an exemptive order granted by the SEC.

Notwithstanding investment restriction number 13, the Master Funds may not engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the Master Fund an underwriter as that term is defined under the Securities Act of 1933.

For purposes of investment restriction Number 7, CRMC considers investments in corporate loans to be purchases of debt securities.

(ii)           Non-Fundamental Restrictions of the Master Funds

The following non-fundamental restrictions of the Master Funds may be changed without shareholder approval:

Each Master Fund may not:

1.             Invest more than 15% of its net assets in illiquid securities.

2.             Issue senior securities, except as permitted by the 1940 Act.

D.            NON-FUNDAMENTAL TAX RESTRICTIONS OF THE FUNDS

Each Fund must:

1.     Maintain its assets so that, at the close of each quarter of its taxable year,

(a)           at least 50%of the fair market value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities (including bank loans) limited in respect of any one issuer to no more than 5% of the fair market value of the Fund’s total assets and 10 percent of the outstanding voting securities of such issuer, and

(b)           no more than 25% of the fair market value of its total assets is invested in the securities (including bank loans) of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses, or of one or more qualified publicly traded partnerships.

These tax-related limitations are subject to cure provisions under applicable tax laws and may be changed by the Board of Directors to the extent appropriate in light of changes to applicable tax law requirements.

2.     Maintain its assets so that it is adequately diversified within the meaning of Section 817(h) of the Internal Revenue Code and regulations thereunder.  Generally, this means that at the close of each calendar quarter, or within 30 days thereafter,

(a)           no more than 55% of the value of the assets in the Fund is represented by any one investment,

(b)           no more than 70% of the value of the assets in the Fund is represented by any two investments,

(c)           no more than 80% of the value of the assets in the Fund is represented by any three investments, and

(d)           no more than 90% of the value of the total assets of the Fund is represented by any four investments.  In determining whether the diversification standards are met, each U.S. Government agency or instrumentality shall be treated as a separate issuer.

E.             CLASSIFICATION

Each Fund (except for American Funds Global Bond HLS Fund), through investments made by the applicable Master Fund, is a diversified series of an open-end management investment company.  As a diversified fund, at least 75% of the value of each Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the Fund’s assets nor more than 10% of the outstanding voting securities of such issuer.  American Funds Global Bond HLS Fund has elected to be classified as a non-diversified series of an open-end management investment company.

A non-diversified fund, such as American Funds Global Bond HLS Fund, is not required to comply with the diversification rules of the 1940 Act.  Because a non-diversified fund may invest in securities of relatively few issuers, it involves more risk than a diversified fund, since many factors affecting a given company could affect performance of the fund to a greater degree.  A fund may not change its classification status from diversified to non-diversified without the prior approval of shareholders but may change its classification status from non-diversified to diversified without such approval.

F.             MISCELLANEOUS INVESTMENT STRATEGIES AND RISKS

The investment objective and principal investment strategies for each Fund, and its corresponding Master Fund, are discussed in the Funds’ prospectuses.  A further description of certain investment strategies used by the Master Funds is set forth below.  Because each Fund does not invest directly in securities but rather invests directly in its corresponding Master Fund, each Fund is subject to the risks described below indirectly through its investment in the Master Fund, which invests directly in securities. Note, however, that in the event that the Board of Directors determines that it is in the best interests of a Fund to withdraw its entire investment in a Master Fund and instead allow HL Advisors to direct the investment/reinvestment of the Fund’s assets directly in securities, then the Fund would directly utilize the following investment instruments and techniques and would be subject to the related risks, as applicable.  The percentage limits described in the sections below are based on market value and are determined as of the time securities are purchased.

Certain descriptions in the prospectuses of the Funds and in this SAI of a particular investment practice or technique in which the Master Funds may engage or a financial instrument which the Master Funds may purchase are meant to describe the spectrum of investments that the Master Fund’s adviser, in its discretion, might, but is not required to, use in managing a Master Fund’s portfolio assets in accordance with the Master Fund’s investment objective, policies, and restrictions. It is possible that certain types of financial instruments or techniques may not be available, permissible, or effective for their intended purposes in all markets.

New Fund Risks  Although the Master Funds have been in existence and thus have an operating history, the Funds are new funds, with limited operating history, which may result in additional risk. There can be no assurance that each Fund will grow to or maintain an economically viable size, in which case the Board of Directors may determine to liquidate a Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Equity Securities  The Master Funds (except Master Bond Fund and Master Global Bond Fund) are eligible to invest in equity securities.

Equity securities represent an ownership position in a company. Equity securities held by the Master Funds typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the Master Funds’ ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by certain of the Master Funds may involve large price swings and potential for loss.

Debt Securities  The Master Funds (except for Blue Chip Income and Growth Fund) may invest in debt securities.  The Master Bond Fund and Master Global Bond Fund invest in debt securities as part of their principal investment strategy as described in the Prospectus. The Master Bond Fund will invest at least 35% of its assets in debt securities (including cash and cash equivalents) rated A3 or better by Moody’s or A- or better by S&P and unrated securities that are determined to be of equivalent quality.  The Master Bond Fund may retain up to 5% of its assets in common stock, warrants and rights received in conjunction with, or in exchange for, debt securities. The Master Global Growth Fund, Master Global Growth and Income Fund and Master Global Small Capitalization Fund may each invest up to 10% of its respective assets, and the The Master International Fund may invest up to 5% of its assets, in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa1 or below by Moody’s and BBB+ or below by S&P or in unrated securities that are determined to be of equivalent quality.

Debt securities are used by issuers to borrow money. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Certain of the Master Funds may invest in lower rated debt securities. The Master Bond Fund and Master Global Bond Fund may invest up to 35% of their respective assets in debt securities rated Ba1 or below by Moody’s and BB+ or below by S&P or unrated but determined to be of equivalent quality. The Master New World Fund and Master Asset Allocation Fund may each invest up to 25% of its respective assets, Master Growth Fund may invest up to 10% ot its assets, and the Master Global Growth and Income Fund and the Master Growth-Income Fund each may invest up to 5% of its respective assets in straight debt securities rated Ba1 or below by Moody’s and BB+ or below by S&P or unrated but determined to be of equivalent quality.Lower rated debt securities, rated Ba1 or below by Moody’s and/or BB+ or below by S&P or unrated but determined by CRMC to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

-Sensitivity to Interest Rate and Economic Changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

-Payment Expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the Master Funds would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the Master Funds may incur losses or expenses in seeking recovery of amounts owed to them.

-Liquidity and Valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the Master Funds’ ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

CRMC attempts to reduce the risks described above through diversification of the Master Funds’ portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See Appendix A for more information about credit ratings.

Securities With Equity And Debt Characteristics  The Master Funds may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price.  These securities, prior to conversion, may pay a fixed rate of interest or a dividend.  Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

These securities may include hybrid securities, which are securities which generally have both debt and equity characteristics, such as a convertible bond that has features of an ordinary bond but may be influenced by the price of the stock into which it is convertible. Such securities are normally at the bottom of an issuer’s debt capital structure. As such, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities.  Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

Investing in Smaller Capitalization Stocks  Master Global Growth Fund, Master Global Small Capitalization Fund, Master Growth Fund, Master International Fund, Master New World Fund, Master Global Growth and Income Fund, Master Growth-Income Fund and Master Asset Allocation Fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $3.5 billion at the time of purchase). CRMC believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets, or financial resources, may be dependent on one or a few key persons for management , and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. Because Master Global Small Capitalization Fund in particular emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to concentrate on larger capitalization stocks. The Master Funds determine relative market capitalizations using U.S. standards. Accordingly, the Master Funds’ investments in certain countries outside the United States may have larger capitalizations relative to other companies within those countries.

Investing in Private Companies  Master Global Growth Fund, Master Global Small Capitalization Fund, Master Growth Fund, Master International Fund, Master New World Fund, Master Global Growth and Income Fund, Master Growth-Income Fund, Master Asset Allocation Fund, Master Bond Fund and Master Global Bond Fund may invest in companies that have not publicly offered their securities. The Master Blue Chip Income and Growth Fund will not invest in private placements of stock of companies. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent the Master Funds from selling their company shares for a period of time following the public offering. Investments in private companies can offer the Master Funds significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

Investing in Various Countries  The Master Funds may invest in securities of issuers domiciled outside the United States and which may be denominated in currencies other than the U.S. dollar. In determining the domicile of an issuer, CRMC will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company is legally organized and/or maintains principal corporate offices and/or conducts its principal operations. Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of CRMC, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, CRMC generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries, reflecting the greater uncertainties of investing in less established markets and economies. In particular, developing countries may have less stable governments, may present the risks of nationalization of businesses, may have restrictions on foreign ownership and prohibitions on the repatriation of assets and may have less protection of property rights than more developed countries. The economies of developing countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Additional costs could be incurred in connection with the Master Funds’ investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the Master Funds will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Certain risk factors related to developing countries are discussed below:

-Currency Fluctuations — Certain Master Funds may invest in securities valued in currencies other than the U.S. dollar. Certain developing countries’ currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the Master Funds’ securities holdings would generally depreciate and vice versa. Consistent with their investment objectives, the Master Funds can engage in certain currency transactions to hedge against currency fluctuations. See “Currency Transactions” below.

-Government Regulation — The political, economic and social structures of certain developing countries may be more volatile and less developed than those in the United States. Certain developing countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing market countries. While the Master Funds will only invest in markets where these restrictions are considered acceptable, a country could impose new or additional repatriation restrictions after the Master Funds’ investment. If this happened, the Master Funds’ response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the Master Funds’ liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the Master Funds because foreign shareholders hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation or creation of government monopolies to the possible detriment of the Master Funds’ investments.

-Less Developed Securities Markets — Developing countries may have less well-developed securities markets and exchanges. The securities markets have lower trading volumes than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

-Settlement Risks — Settlement systems in developing countries are generally less well organized than in developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the Master Funds may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the Master Funds to suffer a loss. The Master Funds will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the Master Funds will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the Master Funds.

-Investor Information — The Master Funds may encounter problems assessing investment opportunities in certain developing securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, CRMC will seek alternative sources of information, and to the extent CRMC is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the Master Funds will not invest in such market or security.

-Taxation — Taxation of dividends and capital gains received by non-residents varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the Master Funds could in the future become subject to local tax liability that they had not reasonably anticipated in conducting their investment activities or valuing their assets.

-Litigation — The Master Funds and their shareholders may encounter substantial difficulties in obtaining and enforcing judgments against resident individuals and companies domiciled outside the United States.

-Fraudulent Securities — Securities purchased by the Master Funds may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the Master Funds.

Currency Transactions — Master Global Growth Fund, Master Global Small Capitalization Fund, Master Growth Fund, Master International Fund, Master New World Fund, Master Global Growth and Income Fund, Master Asset Allocation Fund, Master Bond Fund and Master Global Bond Fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. Master Blue Chip Income and Growth Fund and Master Growth-Income Fund do not currently intend to engage in any such transactions other than purchasing and selling currencies and foreign exchange contracts which will be used to facilitate settlement of trades. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For all funds except Master Bond Fund and Master Global Bond Fund forward currency contracts entered into by the funds will involve the purchase or sale of one currency against the U.S. dollar. Master Bond Fund and Master Global Bond Fund may also enter into foreign currency contracts not involving the U.S. dollar.While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The Master Funds will not generally attempt to protect against all potential changes in exchange rates. The Master Funds will segregate liquid assets which will be marked to market daily to meet their forward contract commitments to the extent required by the SEC.

Master Bond Fund and Master Global Bond Fund may use forward currency contracts to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These funds may also enter into exchange-traded futures contracts relating to foreign currencies in connection with investments in securities of foreign issuers in anticipation of, or to protect against, fluctuations in exchange rates.An exchange-traded futures contract relating to foreign currency is similar to a forward foreign currency contract but has a standardized size and exchange date. In connection with these futures transactions, the Master Funds have filed a notice of eligibility with the Commodity Futures Trading Commission (“CFTC”) that exempts the Master Funds from CFTC registration as a “commodity pool operator” as defined under the Commodity Exchange Act. Pursuant to this notice, these Master Funds will observe certain CFTC guidelines with respect to its futures transactions that, among other things, limit initial margin deposits in connection with the use of futures contracts and related options for purposes other than “hedging” (as defined by CFTC rules) up to 5% of a Master Fund’s net assets.

Master Bond Fund and Master Global Bond Fund may attempt to accomplish objectives similar to those involved in their use of currency contracts by purchasing put or call options on currencies. A put option gives a Master Fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a Master Fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. A Master Fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the U.S. dollar value of a currency in which they hold or anticipate holding securities. If the currency’s value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the Master Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which the Master Fund anticipates purchasing securities.

Currency options may be either listed on an exchange or traded over-the-counter (“OTC options”). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike (exercise) prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. Master Bond Fund and Master Global Bond Fund will not purchase an OTC option unless CRMC believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation which guarantees performance. Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

Certain provisions of the Internal Revenue Code may limit the extent to which the Master Funds may enter into forward contracts. Such transactions may also affect, for U.S. federal tax purposes, the character and timing of income, gain or loss recognized by the Master Funds.

Forward Commitment, When Issued and Delayed Delivery Transactions  The Master Funds may enter into commitments to purchase or sell securities at a future date. When a Master Fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the Master Fund could miss a favorable price or yield opportunity, or could experience a loss.

The Master Funds will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a Master Fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the Master Fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the Master Fund’s portfolio securities decline while the Master Fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The Master Funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations. After a transaction is entered into, the Master Funds may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the Master Funds may sell such securities.

Master Asset Allocation Fund, Master Bond Fund and Master Global Bond Fund may also enter into “roll” transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The Master Funds assume the risk of price and yield fluctuations during the time of the commitment. The Master Funds will segregate liquid assets which will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions.

Repurchase Agreements  The Master Funds may enter into repurchase agreements under which the Master Funds buy a security and obtain a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the Master Funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the Master Funds’ custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by CRMC. The Master Funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by CRMC. If the seller under the repurchase agreement defaults, the Master Funds may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the Master Funds may be delayed or limited.

U.S. Government Obligations  U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:

-U.S. Treasury Securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

-Federal Agency Securities Backed by “Full Faith and Credit” — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small Business Administration (SBA).

Other Federal Agency Obligations  Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency.  Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.

Government support for short-term debt instruments — Various agencies and instrumentalities of the U.S. government and governments of other countries have recently implemented or announced programs that support short-term debt instruments, including commercial paper, in an attempt to sustain liquidity in the markets for these securities. Following is a brief summary of some of these programs (please refer to the applicable entity’s website for further information on the specific program). Entities issuing obligations supported by these programs in which the funds invest must be on an approved list that is monitored on a regular basis. The U.S. government or other entities implementing these programs may change the terms or adopt new programs at their discretion.

Temporary Liquidity Guarantee Program — The FDIC will guarantee payment of new senior unsecured debt issued by FDIC-insured depository institutions, U.S. bank holding companies and financial holding companies and certain U.S. savings and loan holding companies. The guarantee will cover all new senior unsecured debt issued under this program, including commercial paper, issued by these entities on or before December 31, 2009. Entities eligible to participate in this program may also issue debt that is not guaranteed by the FDIC. The guarantee will extend only until December 31, 2012, even if the debt has not then matured.

Government guarantees outside the U.S. — Various governments outside the U.S. have implemented or announced programs under which the government or a government agency will guarantee debt, including commercial paper, of financial institutions in that country.

Pass-Through Securities  The Master Funds may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

-Mortgage-Backed Securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates. Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

-Collateralized Mortgage Obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

-Commercial Mortgage-Backed Securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities.

-Asset-Backed Securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Warrants and Rights  The Master Funds may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

Inflation-Indexed Bonds  Master Asset Allocation Fund, Master Bond Fund and Master Global Bond Fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of the consumer price index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation. However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain jurisdictions outside the United States the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.

The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

Real Estate Investment Trusts  The Master Funds may invest in securities issued by real estate investment trusts (“REITs”), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Cash and Cash Equivalents  The Master Funds may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

“Short-term bank obligations” can include certificates of deposit (interest-bearing time deposits), bankers acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) representing direct or contingent obligations of commercial banks.

“Savings association obligations” include certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations.

“Floating rate obligations” have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering Rate). CRMC considers floating rate obligations to be liquid investments because a number of U.S. and non-U.S. securities dealers make active markets in these securities.

Restricted or Illiquid Securities  The Master Funds may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the “1933 Act”), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the Master Funds or cause them to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the Master Funds’ board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The Master Funds may incur certain additional costs in disposing of illiquid securities.

Loan Assignments and Participations  The Master Funds may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively “borrowers”). Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes. Some loans may be secured in whole or in part by assets or other collateral. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default. CRMC generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general.

CRMC generally chooses not to receive this information. As a result, CRMC may be at a disadvantage compared to other investors that may receive such information.

CRMC’s decision not to receive material, non-public information may also impact CRMC’s ability to assess a borrower’s requests for amendments or waivers to provisions in the loan agreement. However, CRMC may on a case-by-case basis decide to receive such information when it deems prudent. In these situations CRMC may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The Master Funds normally acquire loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the Master Funds purchase assignments they acquire direct contractual rights against the borrower on the loan. The Master Funds acquire the right to receive principal and interest payments directly from the borrower and to enforce their rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Master Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. The Master Funds will have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the Master Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the Master Funds may not directly benefit from any collateral supporting the loan in which they have purchased the participation and the Master Funds will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the Master Funds will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a Master Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Investments in loan participations and assignments present the possibility that the Master Funds could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the Master Funds could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Master Funds anticipate that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

Reverse Repurchase Agreements  Master Bond Fund and Master Global Bond Fund are authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a Master Fund and its agreement to repurchase the security at a specified time and price. Each Master Fund will segregate liquid assets which will be marked to market daily in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowing by a Master Fund. The use of reverse repurchase agreements by a Master Fund creates leverage which increases the Master Fund’s investment risk. As a Master Fund’s aggregate commitments under these reverse repurchase agreements increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, a Master Fund’s earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, a Master Fund’s earnings or net asset value would decline faster than otherwise would be the case.

Disclosure of Fund Portfolio Holdings  The board of each Fund has adopted policies and procedures regarding the disclosure of portfolio holdings information to protect the interests of Fund shareholders and to address potential conflicts of interest that could arise between the interests of Fund shareholders and the interests of the Funds’ various service providers. However, under the master-feeder structure, each Fund’s sole portfolio holding, other than cash or cash equivalents, is shares of its corresponding Master Fund, and so long as each Fund operates under the master-feeder structure, each Fund will only disclose its holdings of its corresponding Master Fund. As long as the Funds invest all of their assets in the Master Funds, they will be subject to the Master Funds’ policies and procedures regarding the disclosure of portfolio holdings.  If a Fund withdraws from the master/feeder structure, the Fund will be subject to the following policies and procedures regarding the disclosure of portfolio holdings, which currently apply to all other Hartford HLS Funds.

Each of the other HLS Funds will publicly disclose its complete month-end portfolio holdings, excepting certain de minimis or short-term investments, on the funds’ website at www.hartfordinvestor.com no earlier than 25 calendar days after the end of each month. Each fund also will publicly disclose on the fund’s web site its largest ten holdings (in the case of equity funds) or largest ten issuers (in the case of fixed income funds) in which it invests (and the percentage invested in each) on the funds’ website no earlier than 15 calendar days after the end of each month, except: (1) if a fund is a “balanced fund” or “multi asset” fund (i.e., a fund that invests in both equity and fixed income securities), the fund will publicly disclose the largest ten fixed income holdings and its largest ten equity holdings (and the percentage invested in each holding) no earlier than 15 days after the end of each month.

All other HLS Funds, the Funds’ investment manager, the Funds’ distributor (collectively, “Hartford”) or the Funds’ investment sub-adviser also may confidentially or publicly disclose portfolio holdings on a more frequent basis if approved by the Fund’s CCO and at least one other Fund officer in accordance with the disclosure policy.

Portfolio holdings are disclosed to the HLS Funds’ custodian, independent registered public accounting firm, pricing service vendors and other persons who provide systems or software support in connection with HLS Fund operations, including accounting, compliance support and pricing, to the extent they require access to such information in order to fulfill their contractual obligations to the HLS Funds, and only in accordance with the above requirements.  Portfolio holdings may also be disclosed to persons assisting an HLS Fund or its sub-adviser in the voting of proxies, securities lending agents, and to an HLS Fund’s bank lenders.  In connection with managing an HLS Fund, such HLS Fund’s investment manager or sub-adviser may disclose the HLS Fund’s portfolio holdings to third-party vendors that provide analytical systems services to the HLS Fund’s investment manager or sub-advisers on behalf of the HLS Fund, and to certain third party industry information vendors, institutional investment consultants, and asset allocation service providers.  With respect to each of these entities, portfolio holdings information will be released only in accordance with the above requirements.  From time to time, an HLS Fund may disclose portfolio holdings to other parties to the extent necessary in connection with actual or threatened litigation.

The Funds have entered into ongoing arrangements to disclose portfolio holdings to the following entities:

BlackRock Financial Management, Inc.

Bowne & Co., Inc.  (Financial printers)

Brown Brothers Harriman & Co.

Class Action Claims Management

Confluence Technologies

Ernst & Young LLP (each Fund’s Independent Registered Public Accounting Firm)

FactSet Research Systems Inc.

Glass, Lewis & Co.

Goldman Sachs Agency Lending

Interactive Data Corporation

Investment Technology Group, Inc.

J.P. Morgan Securities, Inc.

Lipper Inc.

Merrill Lynch, Pierce, Fenner & Smith, Inc.

Risk Metrics

State Street Bank and Trust Company (each Fund’s Custodian and Securities Lending Agent)

State Street Investment Management Solutions

Wolters Klower Financial Services

Portfolio holdings are disclosed at various times to Lipper Inc. (on a monthly basis with a lag time of two days) in order to fulfill its obligations to the HLS Funds. Portfolio holdings are disclosed on a daily basis to BlackRock Financial Management, Inc., Brown Brothers Harriman & Co., FactSet Research Systems Inc., Glass Lewis, Goldman Sachs Agency Lending, Risk Metrics, State Street Bank and Trust Company and State Street Bank Investment Management Solutions (for certain HLS Funds).  Portfolio holdings are disclosed on a daily or weekly basis to Investment Technology Group, Inc. with no lag time.  Portfolio holdings are disclosed to J.P. Morgan, Wolters Klower Financial Services and Class Action Claims Management on a monthly basis, with lag times of five calendar days, two days and fifteen days, respectively. Portfolio holdings are disclosed to Confluence Technologies, Interactive Data Corporation, Merrill Lynch, Pierce, Fenner & Smith, Inc. and Bowne & Co., Inc. on a quarterly basis, with lag times of three business day, three calendar days, five and ten business days, respectively. Portfolio holdings are disclosed to the HLS Funds’ independent registered public accounting firm at least annually and otherwise upon request as necessary to enable the HLS Funds’ independent registered public accounting firm to provide services to the HLS Funds, with no lag time. Additionally, when purchasing and selling its portfolio securities through broker-dealers, requesting bids on securities, or obtaining price quotations on securities, the HLS Funds may disclose one or more of their portfolio securities to the party effecting the transaction or providing the information.

Additionally, Hartford or an HLS Fund’s sub-adviser may provide oral or written information (“portfolio commentary”) about an HLS Fund, including, but not limited to, how the HLS Fund’s investments are divided among various sectors, industries, countries, value and growth stocks, small, mid and large-cap stocks, among stocks, bonds, currencies and cash, types of bonds, bond maturities, bond coupons and bond credit quality ratings.  This portfolio commentary may also include information on how these various weightings and factors contributed to HLS Fund’s performance. Hartford or an HLS Fund’s sub-adviser may also provide oral or written information (“statistical information”) about various financial characteristics of an HLS Fund or its underlying portfolio securities including, but not limited to, beta, duration, maturity, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, tracking error, weighted average quality, market capitalization, percent debt to equity, dividend yield or growth, default rate, portfolio turnover, risk and style characteristics or other similar information. This portfolio commentary and statistical information about an HLS Fund may be based on the HLS Fund’s most recent quarter-end portfolio, month-end or on some other interim period. Portfolio commentary and statistical information may be available on the HLS Funds’ website or may be provided to members of the press, financial intermediaries, fiduciaries of a 401(k) plan or a trust and their advisers or current or potential shareholders in a Fund or their representatives.  The content and nature of the information provided to each of these persons may differ.

Hartford and an HLS Fund’s sub-adviser have implemented procedures reasonably designed to ensure that (1) any disclosure of an HLS Fund’s portfolio securities is made pursuant to a practice or arrangement approved in accordance with the policy; (2) personnel who are in a position to disclose HLS Fund portfolio holdings are appropriately trained to comply with the HLS Funds’ policies regarding the disclosure of portfolio holdings and (3) each approved disclosure arrangement or practice is documented by the HLS Funds’ Chief Compliance Officer or his/her designee.

In no event will the Hartford or an HLS Fund’s sub-adviser or any affiliate thereof be permitted to receive compensation or other consideration in connection with the disclosure of HLS Fund portfolio holdings.

The HLS Funds’ Chief Compliance Officer is responsible for addressing conflicts of interest between the interests of HLS Fund, on the one hand, and the interests of an HLS Fund’s investment manager, investment sub-adviser, principal underwriter, or any affiliated person of an HLS Fund, its investment manager, investment sub-adviser, or its principal underwriter, on the other. Every violation of the portfolio holdings disclosure policy must be reported to the HLS Funds’ Chief Compliance Officer.

The Boards of Directors of the HLS Funds review and approve the HLS Funds’ policy on disclosure of portfolio holdings.  The Chief Compliance Officer for the HLS Funds’ investment manager will provide summaries of all newly approved arrangements and will report exceptions to and material violations of this policy to the Boards of Directors of the HLS Funds.  There can be no assurance, however, that the HLS Funds’ portfolio holdings disclosure policy will prevent the misuse of such information by individuals or firms that receive such information.

Disclosure of Master Fund Portfolio Holdings  The Master Funds’ investment adviser, CRMC, on behalf of the Master Funds, has adopted policies and procedures with respect to the disclosure of information about the Master Funds’ portfolio securities. These policies and procedures have been reviewed by the Master Funds’ board of trustees and compliance will be periodically assessed by the Master Funds’ board in connection with reporting from the Master Funds’ chief compliance officer.

Under these policies and procedures, each Master Fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be provided to shareholders no earlier than the tenth day after such calendar quarter. In addition, each Master Fund’s list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be provided to shareholders no earlier than the tenth day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is made available to fund shareholders. Currently, this information is being provided to Lipper, Inc., Morningstar, Standard & Poor’s Fund Services, Overlap, Value Line, Bloomberg, Vickers Stock Research, Thomson Financial Research, Russell/Mellon Analytical Services and RBC Dain Rauscher. The Master Funds’ custodian, outside counsel and auditor, each of which require such information for legitimate business and fund oversight purposes, may receive such information earlier.

Affiliated persons of the Master Funds as described above who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements to maintain the confidentiality of such information, preclear securities trades and report securities transactions activity, as applicable. Third party service providers of the Master Funds receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the Master Funds website to persons not affiliated with the Master Funds, such persons may be bound by agreements (including confidentiality agreements) that restrict and limit their use of the information to legitimate business uses only, and that include the duty not to trade on the information. Neither the Master Funds nor CRMC or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

The authority to disclose a Master Fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of CRMC. In exercising their authority, the committees determine whether disclosure of information about the Master Funds’ portfolio securities is appropriate and in the best interest of the Master Funds’ shareholders. CRMC has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the Code of Ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with Master Fund transactions. In addition, CRMC believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties (other than to Master Fund service providers for legitimate business and Master Fund oversight purposes) until such holdings have been provided to Master Fund shareholders, helps reduce potential conflicts of interest between Master Fund shareholders and CRMC and its affiliates.

FUND MANAGEMENT

The Company has a Board of Directors who elects officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the directors.  The following tables set forth various information about the directors and officers of the Company.  The first table relates to those directors who are deemed not to be “interested persons” of the Company, as that term is defined in the 1940 Act (i.e., “non-interested directors”), while the second table provides information about the Company’s “interested” directors and the Company’s officers.  Information regarding the board of trustees of the Master Funds is available in the Master Funds’ statement of additional information, which is delivered together with this SAI.  [To be Updated]

NON-INTERESTED DIRECTORS

NAME, YEAR OF BIRTH AND ADDRESS	POSITION HELD WITH THE COMPANY	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR
LYNN S. BIRDSONG(1) (1946) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2003

Mr. Birdsong is a private investor. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm. Since 2003, Mr. Birdsong has been an independent director of The Japan Fund. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an interested director of The Japan Fund.

				[92]	Mr. Birdsong is a Director of The Japan Fund.

ROBERT M. GAVIN (1940) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director and Chairman of the Board	Director since 2002(2) Chairman of the Board for each Company since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

				[92]	N/A

DUANE E. HILL (1945) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2001(2)

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that serves as sponsor and lead investor in leveraged buyouts of middle market companies.

			[92]	N/A

SANDRA S. JAFFEE (1941) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2005

Ms. Jaffee served as Chairman (2008-2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995-2003).

			[92]	N/A

WILLIAM P. JOHNSTON (1944) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2005

In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In July, 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc.In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

			[92]	Mr. Johnston is a Director of HCR-Manor Care, Inc., LifeCare Holdings, Inc. and MultiPlan, Inc.

PHILLIP O. PETERSON (1944) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2002(2)

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

			[92]	Mr. Peterson is a Trustee of the William Blair Funds, and the Strong Fund Liquidating Trust.

LEMMA W. SENBET (1946) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department during 1998-2006. Previously he was an endowed professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000-July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

			[92]	N/A

(1)

Mr. Birdsong holds a beneficial ownership interest in the common stock of Wells Fargo & Company (“Wells Fargo”). On October 3, 2008, Wells Fargo agreed to acquire Wachovia Corporation, a majority shareholder of MetWest Capital, a sub-adviser to the SmallCap Value HLS Fund (“SmallCap Value HLS Fund”). On October 20, 2008, Wells Fargo purchased preferred stock of Wachovia Corporation with a voting interest greater than 25%. On December 31, 2008, the merger was completed. As a result of these transactions, Wells Fargo may be deemed to control MetWest Capital as of October 20, 2008. Because of his beneficial ownership interest in Wells Fargo common stock, Mr. Birdsong is not considered to be an independent director with respect to the SmallCap Value HLS Fund effective as of October 20, 2008. The value of the stock as of December 31, 2008 was approximately $174,000.

(2)	For Hartford Series Fund, Inc.

*	Term of Office: Each director may serve until his or her successor is elected and qualifies.

OFFICERS AND INTERESTED DIRECTORS

NAME, YEAR OF BIRTH AND ADDRESS	POSITION HELD WITH THE COMPANY	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR
LOWNDES A. SMITH** (1939) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 1996(1)

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002.

				[92]	Mr. Smith is a Director of White Mountains Insurance Group, Ltd., Symetra Financial One Beacon Insurance and Managing Director Whittington Gray Associates.

JOHN C. WALTERS (1962) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Director	Since 2008***

Mr. Walters currently serves as Chief Executive Officer, President and Director of Hartford Life, Inc., (“HL, Inc.”) Mr. Walters also serves as Chairman of the Board, Chief Executive Officer, President and Director of Hartford Life Insurance Company (“HL, Inc”) and as Executive Vice President of The Hartford. In addition, Mr. Walter is Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Walters previously served as President of the U.S. Wealth Management Division of HL, Inc. as Co-Chief Operating Officer of Hartford Life Insurance Company (2007-2008) and as Executive Vice President and Director of its Investment Products Division (2000-2008).

				[92]	N/A

ROBERT M. ARENA, JR. (age 40) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	President and Chief Executive Officer****	Since 2009

Mr. Arena serves as Executive Vice President of Hartford Life. Additionally, Mr. Arena is Director and Senior Vice President of Hartford Administrative Services Company (“HASCO”), Chief Executive Officer, Manager and President of Hartford Investment Financial Services, LLC (“HIFSCO”) and Chief Executive Officer, Manager and President of HL Investment Advisors. Prior to joining The Hartford in 2004, he was Senior Vice President in charge of Product Management for American Skandia/Prudential in the individual annuities division.

			N/A	N/A

TAMARA L. FAGELY (1958) c/o Hartford HLS Funds 500 Bielenberg Drive Woodbury, MN 55125	Vice President, Controller and Treasurer	Since 2002(1)

Ms. Fagely has been Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently, Ms. Fagely is a Vice President of Hartford Life. She served as Assistant Vice President of Hartford Life from December 2001 through May 2005. In addition Ms. Fagely is Controller and Chief Financial Officer of HIFSCO

			N/A	N/A

BRIAN FERRELL (1962) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	AML Compliance Officer	Since 2008

Mr. Ferrell has served as Assistant Vice President and AML Compliance Officer for The Hartford since 2006 and as AML Compliance Officer for HASCO and Hartford Investor Services Company, LLC (“HISC”) since 2008. Prior to joining The Hartford in 2006, Mr. Ferrell held various positions at the U.S. Department of the Treasury (the “Treasury”) from 2001 to 2006, where he served as Chief Counsel for the Treasury’s Financial Crimes Enforcement Network (“FinCEN”) from 2005 - 2006.

			N/A	N/A

DR. ROBERT J. FROEHLICH (1953) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Senior Managing Director(2)	Since 2009	Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management 1997-2009.	N/A	N/A

THOMAS D. JONES III (1965) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Vice President and Chief Compliance Officer	Since 2006

Mr. Jones joined Hartford Life as Vice President and Director of Securities Compliance in 2006 from SEI Investments (“SEI”), where he served as Chief Compliance Officer for its mutual funds and investment advisers. Prior to joining SEI, Mr. Jones was First Vice President and Compliance Director for Merrill Lynch Investment Managers (Americas) (“MLIM”), where he worked from 1992-2004.

				N/A	N/A

EDWARD P. MACDONALD (1967) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Vice President, Secretary and Chief Legal Officer	Since 2005

Mr. Macdonald serves as Assistant Vice President of Hartford Life and Chief Legal Officer and Vice President of HIFSCO. He also serves as Vice President of HASCO, Assistant Vice President of Hartford Life, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Prior to joining The Hartford in 2005, Mr. Macdonald was Chief Counsel, Investment Management, with Prudential Financial (formerly American Skandia Investment Services, Inc.).

				N/A	N/A

VERNON J. MEYER (1964) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Vice President	Since 2006

Mr. Meyer serves as Senior Vice President of Hartford Life. He also serves as Senior Vice President of HIFSCO and HL Advisors. Prior to joining The Hartford in 2004, Mr. Meyer served as Vice President and managing director of MassMutual, which he joined in 1987.

				N/A	N/A

D. KEITH SLOANE (1960) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Vice President	Since 2009

Mr. Sloane is a Senior Vice President of Hartford Life Insurance Company, (“Hartford Life”) where he serves as Director of mutual fund product management for The Hartford’s mutual funds and 529 college savings businesses. Additionally, Mr. Sloane currently serves as Senior Vice President of Hartford Investment Financial Services, LLC (“HIFSCO”), HL Investment Advisors, LLC (“HLIA”), and Hartford Administrative Services Company (“HASCO”). Prior to joining The Hartford in 2007, Mr. Sloane was Director of product marketing and led the mutual fund business for Wachovia Securities (“Wachovia”) in their investment products group. Mr. Sloane joined Wachovia in 1995.

			N/A	N/A

JANE P. WOLAK (1961) c/o Hartford HLS Funds P.O. Box 2999 Hartford, CT 06104-2999	Vice President	Since 2009

Ms. Wolak currently serves as Vice President of Hartford Life Insurance Company (“Hartford Life”). Ms. Wolak joined Hartford Life as Vice President, Retail Product Services in May 2007. She is also Vice President of Hartford Administrative Services Company (“HASCO”). Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

			N/A	N/A

(1)	For Hartford Series Fund, Inc.

(2)	Dr. Froehlich is not an officer of The Hartford Income Shares Fund, Inc.

*	Term of Office: Each officer and director may serve until his or her successor is elected and qualifies.

**

“Interested person”, as defined in the 1940 Act, of the Company because of the person’s affiliation with, or equity ownership of, HL Investment Advisors, Hartford Investment Management or affiliated companies.

***

David M. Znamierowski tendered his resignation as an interested director of each Company effective as of November 6, 2008. Mr. Walters was elected as an interested director of each Company by the Board of Directors as of November 6, 2008.

****

Robert Arena assumed the role of president and chief executive officer of each Company effective May 6, 2009. (John Walters previously served as president and chief executive officer of the Companies for 2007 through 2009.) Mr. Arena had previously served as Vice President of each Company from 2006-2009.

All directors and officers of Hartford Series Fund, Inc. are also directors and officers of Hartford HLS Series Fund II, Inc., The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and The Hartford Income Shares Fund, Inc.

Standing Committees  The Board of Directors of the Company has established an Audit Committee, a Compliance Committee, an Investment Committee and a Nominating Committee.

The Audit Committee currently consists of the following non-interested directors: Robert M. Gavin, Sandra S. Jaffee, William P. Johnston and Phillip O. Peterson.  The Audit Committee (i) oversees the Funds’ accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers, (ii) assists the Board of Directors in its oversight of the qualifications, independence and performance of the Funds’ independent registered public accounting firm; the quality, objectivity and integrity of the Funds’ financial statements and the independent audit thereof; and the performance of the Funds’ internal audit function, and (iii) acts as a liaison between the Funds’ independent registered public accounting firm and the full board. The Funds’ independent registered accounting firm reports directly to the Audit Committee. The Audit Committee regularly report to the Board of Directors.

The Compliance Committee currently consists of Robert M. Gavin, Sandra S. Jaffee, William P. Johnston, Thomas M. Marra and Phillip O. Peterson. The Compliance Committee assists the board in its oversight of the implementation by the Funds of policies and procedures that are reasonably designed to prevent the Funds from violating the Federal Securities Laws.

The Investment Committee currently consists of Lynn S. Birdsong, Duane E. Hill, Lemma W. Senbet, Lowndes A. Smith and John Walters. The Investment Committee, which was established on February 1, 2005, assists the board in its oversight of the Funds’ investment performance and related matters.

The Nominating Committee currently consists of all non-interested directors of the Funds: Lynn S. Birdsong, Robert M. Gavin, Duane E. Hill, Sandra S. Jaffee, William P. Johnston, Phillip O. Peterson and Lemma Senbet. The Nominating Committee screens and selects candidates to the Board of Directors. The Nominating Committee screens and selects candidates to the Board of Directors and periodically reviews and evaluates the compensation of the non-interested directors and makes recommendations to the Board of Directors regarding the compensation of, and expense reimbursement policies with respect to, non-interested directors. The Nominating Committee will consider nominees recommended by shareholders for non-interested director positions if a vacancy among the non-interested directors occurs and if the nominee meets the Committee’s criteria.

During the fiscal year ended December 31, 2009, the above-referenced committees of each of the Company met the following number of times:  Audit Committees —      times, Compliance Committees —      times,  Investment Committees —      times and Nominating Committee —      time.

The following table discloses the dollar range of equity securities beneficially owned by each director as of December 31, 2009 (i) in each Fund and (ii) on an aggregate basis in any registered investment company overseen by the director within the same family of investment companies. Shares of the Funds are offered to separate accounts of participating insurance companies for the purpose of funding various annuity contracts and variable life insurance policies and to certain qualified retirement plans and are not available for direct investment by the Directors.

Non-Interested Directors

Name of Director	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Lynn S. Birdsong	[None]	[Over $100,000]
Robert M. Gavin	[None]	[Over $100,000]
Duane E. Hill	[None]	[Over $100,000]

Name of Director	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Sandra S. Jaffee	[None]	[$10,001-$50,000]
William P. Johnston	[None]	[Over $100,000]
Phillip O. Peterson	[None]	[$10,001-$50,000]
Lemma W. Senbet	[None]	[$50,001-$100,000]

Interested Directors

Name of Director	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Thomas M. Marra	[None]	[Over $100,000]
Lowndes A. Smith	[None]	[Over $100,000]
John C. Walters	[None]	[Over $100,000]

Compensation of Officers and Directors  The Company pays a portion of its chief compliance officer’s compensation but otherwise does not pay salaries or compensation to any of its officers or directors who are employed by The Hartford.  The chart below sets forth the compensation paid by the Company to the following directors for the fiscal year ended December 31, 2009 and certain other information.

Name of Person, Position	Aggregate Compensation From Hartford Series Fund, Inc.	Pension Or Retirement Benefits Accrued As Part of HLS Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the HLS Funds And Fund Complex Paid To Directors*
Lynn S. Birdsong,	$81,856	N/A	N/A	$189,000
Director

Dr. Robert M. Gavin,	$114,988	N/A	N/A	$265,000
Director

Duane E. Hill,	$82,759	N/A	N/A	$169,000
Director

Sandra S. Jaffee,	$71,245	N/A	N/A	$164,500
Director

William P. Johnston,	$84,671	N/A	N/A	$195,500
Director

Phillip O. Peterson,	$84,671	N/A	N/A	$195,500
Director

Lemma W. Senbet,	$68,863	N/A	N/A	$159,000
Director

Lowndes A. Smith,	$81,856	N/A	N/A	$189,000
Director

*                                             As of December 31, 2009, five registered investment companies in the fund complex paid compensation to the directors.

[As of March 31, 2010, the officers and directors of the Company as a group beneficially owned no shares of any class of any Fund.]

The Company’s Articles of Incorporation provide that the Company to the full extent permitted by Maryland General Corporate Law and the federal securities laws shall indemnify the directors and officers of the Company.  The Articles of Incorporation do not authorize the Company to indemnify any director or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

INVESTMENT MANAGEMENT ARRANGEMENTS

Investment Management Agreement of the Funds  The Company, on behalf of the Funds, has entered into an investment management agreement with HL Advisors.  The agreement provides that HL Advisors, subject to the supervision and approval of the Company’s Board of Directors, will be responsible for providing the Funds with investment advisory services, including portfolio management, either directly or with a sub-adviser. The investment management agreement does not require HL Advisors to bear the costs of the Funds’ transfer agent, registrar, and dividend disbursing agent.  In addition, HL Advisors provides certain advisory services and administrative services to the Funds including personnel, services, equipment and facilities and office space for proper operation of the Funds.  Although HL Advisors, or its affiliates, have agreed to arrange for the provision of additional services necessary for the proper operation of the Funds, the Funds pay for these services directly.

If a Fund ceases to operate as part of a master-feeder fund structure, the Fund may rely on an exemptive order from the SEC under which it could use a “Manager of Managers” structure.  HL Advisors would have responsibility, subject to oversight by the Board of Directors, to oversee the sub-adviser and recommend its hiring, termination and replacement.  The exemptive order permits HL Advisors to appoint a new sub-adviser, not affiliated with HL Advisors with the approval of the Board of Directors and without obtaining approval from those shareholders/contract holders that participate in the Fund.  Within 90 days after hiring any new sub-adviser, affected shareholders/contract holders will receive information about the new sub-advisory relationship.

The specific conditions of the exemptive order are as follows:

1.                                       Before a Fund may rely on the exemptive order, the operation of the Company under a Manager of Managers structure must be approved by a majority of the outstanding voting securities of the Company. This approval was received in a shareholder meeting held on August 12, 1999 and September 7, 2005.

2.                                       The Fund must disclose in its prospectuses the existence, substance and effect of the exemptive order.  In addition, the Fund must be held out to the public as employing the Manager of Managers structure.  The prospectuses will prominently disclose that HL Advisors has ultimate responsibility (subject to oversight by the board of directors) to oversee the sub-adviser and recommend its hiring, termination and replacement.

3.                                       Within ninety (90) days of the hiring of any new sub-adviser, the shareholders/contract holders participating in the Fund will be furnished all information about the new sub-adviser that would be included in a proxy statement, except as modified by the order to permit aggregate fee disclosure.  This information will include aggregate fee disclosure and any change in such disclosure caused by the addition of a new sub-adviser.  HL Advisors will meet this condition by providing shareholders/contract holders with an information statement meeting the requirements of Regulation 14C, Schedule 14C, and Item 22 of Schedule 14A under the Securities Exchange Act of 1934, as amended (the “1934 Act”), except as modified by the order to permit aggregate fee disclosure.

4.                                       HL Advisors will not enter into a sub-advisory agreement with any affiliated sub-adviser without that sub-advisory agreement, including the compensation to be paid thereunder, being approved by shareholders/contract holders.

5.                                       At all times, a majority of the board of directors of the Fund will be directors who are not “interested persons,” as that term is defined in Section 2(a)(19) of the 1940 Act, of the company (“Independent Directors”), and the nomination of new or additional Independent Directors will be at the discretion of the then-existing Independent Directors.

6.                                       When a sub-adviser change is proposed for the Fund with an affiliated sub-adviser, the board of directors, including a majority of the Independent Directors, will make a separate finding, reflected in the board of directors’ minutes, that the change is in the best interests of the Fund and the shareholders/contract holders participating in the Fund and does not involve a conflict of interest from which HL Advisors or the affiliated sub-adviser derives an inappropriate advantage.

7.                                       HL Advisors will provide general management services to the Fund, including overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio, and, subject to review and approval by the board of directors, will: (a) set the Fund’s overall investment strategies; (b) evaluate, select and recommend sub-advisers to manage all or a part of the Fund’s assets; (c) allocate and, when appropriate, reallocate the Fund’s assets among multiple sub-advisers; (d) monitor and evaluate the investment performance of sub-advisers; and (e) implement procedures reasonably designed to ensure that the sub-advisers comply with the Fund’s investment objective, policies and restrictions.

8.                                       No director or officer of the Fund or directors or officers of HL Advisors will own directly or indirectly (other than through a pooled investment vehicle that is not controlled by such person) any interest in the sub-adviser except for (i) ownership of interests in HL Advisors or any entity that controls, is controlled by or is under common control with HL Advisors; or (ii) ownership of less than 1% of the outstanding securities of any class of equity or debt of a publicly-traded company that is either a sub-adviser or any entity that controls, is controlled by or is under common control with a sub-adviser.

9.                                       The Fund will include in its registration statement the aggregate fee disclosure.

10.                                 Independent counsel knowledgeable about the 1940 Act and the duties of Independent Directors will be engaged to represent the Independent Directors of the Fund.  The selection of such counsel will be within the discretion of the then-existing Independent Directors.

11.                                 HL Advisors will provide the board of directors, no less often than quarterly, with information about HL Advisors’ profitability on a per-Fund basis.  Such information will reflect the impact on profitability of the hiring or termination of any sub-adviser during the applicable quarter.

12.                                 When a sub-adviser is hired or terminated, HL Advisors will provide the board of directors with information showing the expected impact on HL Advisors’ profitability.

Each Fund pays a monthly investment management fee to HL Advisors.  These fees are accrued daily and paid monthly, at an annual rate stated as a percentage of each Fund’s average daily net asset value as follows:

Investment Management Fees*

Fund Name	Annual Rate
American Funds Asset Allocation HLS Fund	0.65%
American Funds Blue Chip Income and Growth HLS Fund	0.75%
American Funds Bond HLS Fund	0.50%
American Funds Global Bond HLS Fund	0.75%
American Funds Global Growth HLS Fund	1.00%
American Funds Global Growth and Income HLS Fund	0.80%
American Funds Global Small Capitalization HLS Fund	0.80%
American Funds Growth HLS Fund	0.75%
American Funds Growth-Income HLS Fund	0.70%
American Funds International HLS Fund	0.85%
American Funds New World HLS Fund	1.10%

*  HL Advisors has entered into a contractual agreement with the Company under which it will waive a portion of its advisory fee for each Fund so that the net management fee for each Fund is 0.25% for such time as the Fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company.  This fee waiver will continue as long as the Fund is part of a master-feeder fund structure unless the Board of Directors approves a change in or elimination of the waiver.

For the last two fiscal years, each of the Funds paid management fees to HL Advisors as follows:

2009
HLS Fund Name	Gross Fees		Fee Waiver		Net Paid
American Funds Asset Allocation HLS Fund	$	[ ]	$	[ ]	$	[ ]
American Funds Blue Chip Income and Growth HLS Fund	$	[ ]	$	[ ]	$	[ ]
American Funds Bond HLS Fund	$	[ ]	$	[ ]	$	[ ]
American Funds Global Bond HLS Fund	$	[ ]	$	[ ]	$	[ ]
American Funds Global Growth HLS Fund	$	[ ]	$	[ ]	$	[ ]
American Funds Global Growth and Income HLS Fund	$	[ ]	$	[ ]	$	[ ]
American Funds Global Small Capitalization HLS Fund	$	[ ]	$	[ ]	$	[ ]
American Funds Growth HLS Fund	$	[ ]	$	[ ]	$	[ ]
American Funds Growth-Income HLS Fund	$	[ ]	$	[ ]	$	[ ]
American Funds International HLS Fund	$	[ ]	$	[ ]	$	[ ]
American Funds New World HLS Fund	$	[ ]	$	[ ]	$	[ ]

	2008*
HLS Fund Name	Gross Fees	Fee Waiver	Net Paid
American Funds Asset Allocation HLS Fund	$56,603	$34,833	$21,770
American Funds Blue Chip Income and Growth HLS Fund	$30,950	$20,633	$10,317
American Funds Bond HLS Fund	$100,151	$50,075	$50,075
American Funds Global Bond HLS Fund	$54,878	$36,586	$18,293
American Funds Global Growth HLS Fund	$62,169	$46,626	$15,542
American Funds Global Growth and Income HLS Fund	$119,843	$82,392	$37,451
American Funds Global Small Capitalization HLS Fund	$51,399	$35,337	$16,062
American Funds Growth HLS Fund	$311,325	$207,550	$103,775
American Funds Growth-Income HLS Fund	$171,210	$110,064	$61,147
American Funds International HLS Fund	$212,427	$149,948	$62,479
American Funds New World HLS Fund	$93,711	$72,413	$21,298

*   The funds commenced operations May 1, 2008.

Hartford Life provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Company, on behalf of the Funds, and Hartford Life. In consideration of services rendered and expenses assumed pursuant to this agreement, the Funds pay Hartford Life monthly compensation of 0.01% of each Fund’s average daily net assets.

The compensation paid to Hartford Life for such services for fiscal year-ended December 31, 2008 and 2009 is as follows:

Fund Name	2009		2008
American Funds Asset Allocation HLS Fund	$	[ ]	$871
American Funds Blue Chip Income and Growth HLS Fund	$	[ ]	$413
American Funds Bond HLS Fund	$	[ ]	$2,003
American Funds Global Bond HLS Fund	$	[ ]	$732
American Funds Global Growth HLS Fund	$	[ ]	$622
American Funds Global Growth and Income HLS Fund	$	[ ]	$1,498
American Funds Global Small Capitalization HLS Fund	$	[ ]	$642
American Funds Growth HLS Fund	$	[ ]	$4,151
American Funds Growth-Income HLS Fund	$	[ ]	$2,446
American Funds International HLS Fund	$	[ ]	$2,499
American Funds New World HLS Fund	$	[ ]	$852

Pursuant to the investment management agreement, HL Advisors is not liable to the Funds or their shareholders for an error of judgment or mistake of law or for a loss suffered by the Funds in connection with the matters to which the investment management agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of HL Advisors in the performance of its duties or from its reckless disregard of the obligations and duties under the agreement.

HL Advisors, whose principal business address is at 200 Hopmeadow Street, Simsbury, Connecticut 06089, was organized in 1981.  As of December 31, 2009, HL Advisors had approximately $[    ] billion in assets under management.

HL Advisors, and its affiliates, may make payments from time to time from their own resources, which may include the management fees paid by the Funds, to compensate broker dealers, financial institutions, and other persons for providing distribution assistance and administrative services and to otherwise indirectly promote the sale of shares of the Funds by promoting the sale of variable contracts including paying for the preparation, printing and distribution of prospectuses and sales literature or other promotional activities.

Investment Management Agreement of the Master Funds  [Each Master Fund has entered into an Investment Advisory and Service Agreement (collectively, the “Agreements”) with CRMC.  The Agreements will continue in effect until December 31, 2009, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Master Fund, and (b) the vote of a majority of Trustees who are not parties to the Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements provide that CRMC has no liability to the Master Funds for its acts or omissions in the performance of its obligations to the Master Funds not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days’ written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act).]

As compensation for its services, CRMC receives a monthly fee that is accrued daily, calculated at the annual rates of:

Master Asset Allocation Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $600 million	0.42%
Next $800 million	0.36%
Next $1 billion	0.32%
Next $2 billion	0.28%
Next $3 billion	0.26%
Amount over $8 billion	0.25%

Master Blue Chip Income and Growth Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $900 million	0.45%
Next $1 billion	0.40%
Next $1.5 billion	0.38%
Amount over $4 billion	0.37%

Master Bond Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.48%
Next $400 million	0.44%
Next $1 billion	0.40%
Next $1 billion	0.38%
Next $2 billion	0.36%
Next $3 billion	0.34%
Amount over $8 billion	0.33%

Master Global Bond Fund

Average Daily Net Assets	Annual Rate
First $1 billion	0.57%
Amount over $1 billion	0.50%

Master Global Growth Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.69%
Next $600 million	0.59%
Next $800 million	0.53%
Next $1 billion	0.50%
Next $2 billion	0.48%
Amount over $5 billion	0.46%

Master Global Growth and Income Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.69%
Next $600 million	0.59%
Next $800 million	0.53%
Next $1 billion	0.50%
Amount over $3 billion	0.48%

Master Global Small Capitalization Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.80%
Next $400 million	0.74%
Next $1 billion	0.70%
Next $1 billion	0.67%
Next $2 billion	0.65%
Amount over $5 billion	0.635%

Master Growth Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $400 million	0.45%
Next $1 billion	0.42%
Next $1 billion	0.37%
Next $2 billion	0.35%
Next $3 billion	0.33%
Next $5 billion	0.315%
Next $8 billion	0.30%
Next $6 billion	0.29%
Next $7 billion	0.285%
Amount over $34 billion	0.280%

Master Growth-Income Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $900 million	0.45%
Next $1 billion	0.40%
Next $1.5 billion	0.32%
Next $2.5 billion	0.285%
Next $4 billion	0.256%
Next $2.5 billion	0.242%
Next $4 billion	0.235%
Next $4 billion	0.23%
Next $6 billion	0.225%
Next $7 billion	0.222%
Amount over $34 billion	0.219%

Master International Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.69%
Next $500 million	0.59%
Next $500 million	0.53%
Next $1 billion	0.50%
Next $1.5 billion	0.48%
Next $2.5 billion	0.47%
Next $4 billion	0.46%
Next $6.5 billion	0.45%
Next $4 billion	0.44%
Amount over $21 billion	0.43%

Master New World Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.85%
Next $500 million	0.77%
Next $500 million	0.71%
Next $1 billion	0.66%
Amount over $2.5 billion	0.62%

In addition to providing investment advisory services, CRMC furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Master Funds, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and postage used at the office of the Master Funds relating to the services furnished by CRMC. Subject to the expense agreement described below, the Master Funds will pay all expenses not expressly assumed by CRMC, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders’ meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to Trustees unaffiliated with CRMC; association dues; and costs of stationary and forms prepared exclusively for the Master Funds.

The Agreements provide for an advisory fee reduction to the extent that the annual ordinary net operating expenses of each Master Fund, except Master International Fund, exceed 1 1/2% of the first $30 million of the average month-end total net assets of the Master Fund and 1% of the average month-end total net assets in excess thereof.  For Master International Fund, the advisory fee will be reduced to the extent that its annual ordinary net operating expenses exceed 1 1/2% of its average month-end total net assets. Expenses which are not subject to this limitation are interest, taxes and extraordinary items, such as litigation. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

CRMC’s total fees for the fiscal years ended December 31, 2009, 2008 and 2007 were:

Fund Name	2009		2008	2007
Master Asset Allocation Fund	$	[ ]	$26,361,000	$26,249,000
Master Blue Chip Income and Growth Fund	$	[ ]	$15,618,000	$18,332,000
Master Bond Fund	$	[ ]	$21,584,000	$17,355,000
Master Global Bond Fund	$	[ ]	$4,382,000	$776,000
Master Global Growth Fund	$	[ ]	$27,394,000	$26,735,000
Master Global Growth and Income Fund	$	[ ]	$12,322,000	$9,447,000
Master Global Small Capitalization Fund	$	[ ]	$23,424,000	$27,298,000
Master Growth Fund	$	[ ]	$83,525,000	$93,790,000
Master Growth-Income Fund	$	[ ]	$65,897,000	$75,627,000
Master International Fund	$	[ ]	$46,787,000	$50,363,000
Master New World Fund	$	[ ]	$13,849,000	$12,656,000

For the period from September 1, 2004 through March 31, 2005, CRMC agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreements.  From April 1, 2005 through December 31, 2008, this waiver was increased to 10% of the management fees that CRMC was otherwise entitled to receive.  This waiver was discontinued effective January 1, 2009.

Additionally, during the year ended December 31, 2007, CRMC voluntarily reduced management fees to the rates provided by amended Agreements for Master Global Growth Fund, Master Global Growth and Income Fund, and Master Bond Fund.

For the periods ended December 31, 2009, 2008 and 2007, management fees were reduced by the following as a result of these waivers:

Fund Name	2009		2008	2007
Master Asset Allocation Fund	$	[ ]	$2,636,000	$2,625,000
Master Blue Chip Income and Growth Fund	$	[ ]	$1,562,000	$1,833,000
Master Bond Fund	$	[ ]	$2,158,000	$1,736,000
Master Global Bond Fund	$	[ ]	$438,000	$78,000
Master Global Growth Fund	$	[ ]	$2,739,000	$2,714,000
Master Global Growth and Income Fund	$	[ ]	$1,232,000	$1,786,000
Master Global Small Capitalization Fund	$	[ ]	$2,342,000	$2,730,000
Master Growth Fund	$	[ ]	$8,352,000	$9,379,000
Master Growth-Income Fund	$	[ ]	$6,589,000	$7,563,000
Master International Fund	$	[ ]	$4,679,000	$5,036,000
Master New World Fund	$	[ ]	$1,385,000	$1,266,000

PORTFOLIO MANAGERS

CRMC uses a system of multiple portfolio counselors in managing Master Fund assets. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio within their research coverage. Portfolio counselors and investment analysts may also make investment decisions for other mutual funds advised by CRMC. Because each Fund invests all or substantially all of its assets in a corresponding Master Fund, the information below summarizes the information applicable to the Master Funds’ portfolio counselors and investment analysts.

Other Accounts Managed by Master Fund Portfolio Counselors

The following tables list the number and types of other accounts managed by the Master Funds’ portfolio counselors and assets under management in those accounts as of the end of the Master Funds’ most recently completed fiscal year ended December 31, 2009.

Master Asset Allocation Fund

Portfolio Counselor	Registered Investment Company Accounts(1)	AUM ($ bil)(1)		Pooled Accounts(2)	AUM ($ bil)(2)		Other Accounts(3)	AUM ($ bil)(3)
Alan N. Berro	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Jeffery T. Lager	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
James. R. Mulally	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Eugene P. Stein	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Master Blue Chip Income and Growth Fund

Portfolio Counselor	Registered Investment Company Accounts(1)	AUM ($ bil)(1)		Pooled Accounts(2)	AUM ($ bil)(2)		Other Accounts(3)	AUM ($ bil)(3)
James K. Dunton	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Christopher D. Buchbinder	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
James B. Lovelace	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
C. Ross Sappenfield	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Master Bond Fund

Portfolio Counselor	Registered Investment Company Accounts(1)	AUM ($ bil)(1)		Pooled Accounts(2)	AUM ($ bil)(2)		Other Accounts(3)	AUM ($ bil)(3)
David C. Barclay	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Mark H. Dalzell	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
David A. Hoag	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Thomas H. Hogh	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Master Global Bond Fund

Portfolio Counselor	Registered Investment Company Accounts(1)	AUM ($ bil)(1)		Pooled Accounts(2)	AUM ($ bil)(2)		Other Accounts(3)	AUM ($ bil)(3)
Mark H. Dalzell	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Thomas H. Hogh	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
James R. Mulally	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Master Global Growth Fund

Portfolio Counselor	Registered Investment Company Accounts(1)	AUM ($ bil)(1)		Pooled Accounts(2)	AUM ($ bil)(2)		Other Accounts(3)	AUM ($ bil)(3)
Robert W. Lovelace	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Portfolio Counselor	Registered Investment Company Accounts(1)	AUM ($ bil)(1)		Pooled Accounts(2)	AUM ($ bil)(2)		Other Accounts(3)	AUM ($ bil)(3)
Steven T. Watson	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Paul A. White	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Master Global Growth and Income Fund

Portfolio Counselor	Registered Investment Company Accounts(1)	AUM ($ bil)(1)		Pooled Accounts(2)	AUM ($ bil)(2)		Other Accounts(3)	AUM ($ bil)(3)
Gregg E. Ireland	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Andrew B. Suzman	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Steven T. Watson	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Master Global Small Capitalization Fund

Portfolio Counselor	Registered Investment Company Accounts(1)	AUM ($ bil)(1)		Pooled Accounts(2)	AUM ($ bil)(2)		Other Accounts(3)	AUM ($ bil)(3)
Gordon Crawford	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Mark E. Denning	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
J. Blair Frank	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Harold H. La	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Master Growth Fund

Portfolio Counselor	Registered Investment Company Accounts(1)	AUM ($ bil)(1)		Pooled Accounts(2)	AUM ($ bil)(2)		Other Accounts(3)	AUM ($ bil)(3)
Donnalisa Barnum	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Gregg E. Ireland	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Gregory D. Johnson	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Michael T. Kerr	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Ronald B. Morrow	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Master Growth-Income Fund

Portfolio Counselor	Registered Investment Company Accounts(1)	AUM ($ bil)(1)		Pooled Accounts(2)	AUM ($ bil)(2)		Other Accounts(3)	AUM ($ bil)(3)
James K. Dunton	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Donald D. O’Neal	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Claudia P. Huntington	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
C. Ross Sappenfield	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
J. Blair Frank	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Dylan J. Yolles	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Master International Fund

Portfolio Counselor	Registered Investment Company Accounts(1)	AUM ($ bil)(1)		Pooled Accounts(2)	AUM ($ bil)(2)		Other Accounts(3)	AUM ($ bil)(3)
Sung Lee	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Jesper Lyckeus	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Christopher M. Thomsen	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

Master New World Fund

Portfolio Counselor	Registered Investment Company Accounts(1)	AUM ($ bil)(1)		Pooled Accounts(2)	AUM ($ bil)(2)		Other Accounts(3)	AUM ($ bil)(3)
Robert W. Lovelace	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
David C. Barclay	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Carl M. Kawaja	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

(1)   Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not indicative of the total assets managed by the individual, which is a substantially lower amount.  No fund has an advisory fee that is based on the performance of the fund.

(2)   Represents funds advised or sub-advised by CRMC and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of CRMC. Assets noted are the total net assets of the funds or accounts and are not indicative of the total assets managed by the individual, which is a substantially lower amount.

(3)   Reflects other professionally managed accounts held at companies affiliated with CRMC. Personal brokerage accounts of portfolio counselors and their families are not reflected.

Conflicts of Interest between the Master Funds and Other Accounts

CRMC has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of one or more Master Funds and his or her management of other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. CRMC believes that its policies and procedures are reasonably designed to address these issues.

Compensation of Master Fund Portfolio Counselors

Portfolio counselors and investment analysts are paid competitive salaries by CRMC. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual’s portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns to relevant benchmarks over both the most recent year and a four-year rolling average, with the greater weight placed on the four-year rolling average. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant Master Fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. CRMC also separately compensates analysts for the quality of their research efforts. The Master Funds’ portfolio counselors may be measured against one or more of the following benchmarks, depending on his or her investment focus:

Master Fund	Benchmark
Master Asset Allocation Fund

S&P 500, Lipper Growth & Income Funds Index,

Barclays Capital U.S. Aggregate Index, Barclays Capital

U.S. Corporate High Yield Index 2% Issuer Cap, Lipper

High Current Yield Bond Funds Average, Lipper

Corporate Debt Funds A Rated Average

Master Blue Chip Income and Growth Fund	S&P 500, Lipper Growth & Income Funds Index

Master Bond Fund	Barclays Capital U.S. Aggregate Index, Barclays Capital U.S. Corporate High Yield Index 2% Issuer Cap, Lipper High Current Yield Bond Funds Average, Lipper Corporate Debt Funds A Rated Average

Master Global Bond Fund	Barclays Capital Global Aggregate Bond Index, Barclays Capital US Corporate High Yield Index 2% Issuer Cap, Lipper Global Income Funds Average

Master Global Growth Fund	MSCI World Index, Lipper Global Funds Index

Master Global Growth and Income Fund	MSCI World Index, Lipper Global Funds Index

Master Global Small Capitalization Fund

S&P Global <$3 Billion Index, Lipper Small Cap

Growth Funds Index, Lipper International Small Cap

Funds Index, MSCI All Country World Small Cap

Index, MSCI USA Small Cap Index, MSCI All Country

World ex-USA Small Cap Index

Master Growth Fund	S&P 500, Lipper Growth Funds Index

Master Growth-Income Fund	S&P 500, Lipper Growth & Income Funds Index

Master International Fund	MSCI All Country World Index ex-USA, Lipper International Funds Index

Master New World Fund	MSCI All Country World Index, Lipper Global Funds Index, Lipper Emerging Markets Funds Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index

Equity Securities Beneficially Owned by Master Fund Portfolio Counselors

Shares of the Master Funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio counselor’s needs for variable annuity or variable life products and the role those products would play in their comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The following portfolio counselor owns fund shares (through an insurance contract) in the dollar range noted: [Robert W. Lovelace, Master Global Growth Fund, $10,001 - $50,000.]  At this time, the remaining portfolio counselors have determined that variable annuity products are not needed for their individual retirement planning, and, as a result, as of the end of the Master Funds’ most recent fiscal year period, they did not hold shares of the Master Funds.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Since the Funds invest their assets in the Master Funds, HL Advisors does not currently execute portfolio transactions on behalf of the Funds; however, if HL Advisors or a sub-adviser begins to provide portfolio management services to a Fund, HL Advisors or the sub-adviser would execute portfolio transactions for the Fund pursuant to the following policies and procedures.

The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities.  Subject to any policy established by the Company’s Board of Directors and HL Advisors, the sub-advisers, as applicable, are primarily responsible for the investment decisions of the Funds and the placing of their portfolio transactions. In placing orders, it is the policy of each Fund (except as described below) to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While the sub-advisers generally seek reasonably competitive spreads or commissions, the Funds do not necessarily pay the lowest possible spread or commission.  HL Advisors may instruct the sub-advisers to direct certain brokerage transactions, using best efforts, subject to obtaining best execution, to broker/dealers in connection with a commission recapture program used to defray fund expenses for the Funds.

The sub-advisers generally deal directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. In addition, the sub-advisers may affect certain “riskless principal” transactions through certain dealers in the over-the-counter market under which “commissions” are paid on such transactions.  Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

While the sub-advisers seek to obtain the most favorable net results in effecting transactions in a Fund’s portfolio securities, broker-dealers who provide investment research to the sub-adviser may receive orders for transactions from the sub-advisers.  Such research services ordinarily consist of assessments and analyses of or affecting the business or prospects of a company, industry, economic sector or financial market.  To the extent consistent with Section 28(e) of the 1934 Act, a sub-adviser may cause a Fund to pay a broker-dealer that provides “brokerage and research services” (as defined in the 1934 Act) to the sub-adviser an amount in respect of securities transactions for the Fund in excess of the amount that another broker-dealer would have charged in respect of that transaction.  In circumstances where two or more broker-dealers are equally capable of providing best execution, each sub-adviser may, but is under no obligation to, choose the broker-dealer that provides superior research or analysis as determined by the sub-adviser in its sole discretion.  The management fee paid by a Fund is not reduced because the sub-advisers, or their affiliates, receive these services even though they might otherwise be required to purchase some of these services for cash.  Some of these services are of value to the sub-advisers, or their affiliates, in advising several of their clients (including other HLS Funds), although not all of these services are necessarily useful and of value in managing the Funds.

To the extent that accounts managed by a sub-adviser are simultaneously engaged in the purchase of the same security as a Fund, then, as authorized by the Company’s Board of Directors, available securities may be allocated to the Fund or other client account and may be averaged as to price in a manner determined by the sub-adviser to be fair and equitable. Such allocation and pricing may affect the amount of brokerage commissions paid by each Fund. In some cases, this system might adversely affect the price paid by a Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for a Fund (for example, in the case of a small issue).  Likewise, if accounts managed by multiple sub-advisers are simultaneously engaged in the sale of the same security, the same process may be followed with similar consequences.

Accounts managed by the sub-advisers (or their affiliates) may hold securities held by a Fund.  Because of different investment objectives or other factors, a particular security may be bought by a sub-adviser for one or more clients when one or more clients are selling the same security.

Because the Funds do not invest directly in portfolio securities, the funds do not pay any brokerage commissions.    For information about the brokerage commissions by each Master Fund for the last three fiscal years ended December 31, see the Master Funds’ SAI, which is available upon request.

FUND EXPENSES

Each Fund assumes and pays the following costs and expenses: interest; taxes; brokerage charges, if any, (which may be to affiliated broker-dealers); costs of preparing, printing and filing any amendments or supplements to the registration statement of each Fund and its securities; all federal and state registration, qualification and filing costs and fees, issuance and redemption expenses, transfer agency and dividend and distribution disbursing agency costs and expenses; custodian fees and expenses; accounting, auditing and legal expenses; fidelity bond and other insurance premiums; fees and salaries of directors, officers and employees of each Fund other than those who are also officers of HL Advisors or its affiliates; a portion of the chief compliance officer’s compensation; industry membership dues; all annual and semiannual reports and prospectuses mailed to each Fund’s shareholders as well as all quarterly, annual and any other periodic report required to be filed with the SEC or with any state; any notices required by a federal or state regulatory authority, and any proxy solicitation materials directed to each Fund’s shareholders as well as all printing, mailing and tabulation costs incurred in connection therewith, and any expenses incurred in connection with the holding of meetings of each Fund’s shareholders, expenses related to distribution activities as provided under the Funds’ Rule 12b-1 distribution plan for Class IB shares and other miscellaneous expenses related directly to the Funds’ operations and interest.

DISTRIBUTION ARRANGEMENTS

Distribution Plan of the Funds

Each Fund’s shares are sold by Hartford Securities Distribution Company, Inc. (the “distributor”) on a continuous basis to separate accounts sponsored by The Hartford and its affiliates and to certain qualified retirement plans.  Each Fund’s shares are also sold by the distributor on a continuous basis to separate accounts sponsored by other insurance companies.

The Company, on behalf of the Funds, has adopted a separate distribution plan (the “Plan”) for Class IB shares pursuant to appropriate resolutions of the Funds’ Board of Directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the Financial Industry Regulatory Authority (“FINRA”) regarding asset based sales charges.

The distributor is authorized by the Company to receive purchase and redemption orders on behalf of the Funds. The distributor has the authority to, and has authorized one or more financial services institutions and/or qualified plan intermediaries to receive purchase and redemption orders on behalf of the Funds, subject to the Funds’ policies and procedures with respect to frequent purchases and redemptions of Fund shares and applicable law. In these circumstances, a Fund will be deemed to have received a purchase or redemption order when an authorized financial services institution and/or qualified plan intermediary receives the order. Accordingly, orders will be priced at that Fund’s next net asset value computed after the orders are received by an authorized financial services institution and/or qualified plan intermediary and accepted by the Fund. The Fund’s net asset value is determined in the manner described in the Funds’ prospectuses.

Pursuant to the Plan, each Fund may compensate the distributor for its expenditures in financing any activity primarily intended to result in the sale of Fund shares. The expenses of each Fund pursuant to the Plan are accrued on a fiscal year basis and may not exceed the annual rate of 0.25% of each Fund’s average daily net assets attributable to Class IB shares. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

Distribution fees paid to the distributor may be spent on any activities or expenses primarily intended to result in the sale of each Fund’s shares including (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of the Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable annuity contracts or variable life insurance contracts (“Variable Contracts”) investing indirectly in Class IB shares of the Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of Variable Contracts investing indirectly in Class IB shares of the Fund; (d) expenses relating to the development, preparation, printing, and mailing of Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of the Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of the Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding the Fund’s investment objectives and policies and other information about the Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of the Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts to the Class IB shares of the Fund; and (i) expenses of personal services and/or maintenance of Variable Contract accounts with respect to Class IB shares attributable to such accounts.  This Plan is considered a compensation type plan, which means the distributor is paid the agreed upon fee regardless of the distributor’s expenditures.

In accordance with the terms of the Plan, the distributor provides to each Fund, for review by the Funds’ Board of Directors, a quarterly written report of the amounts expended under the Plan and the purpose for which such expenditures were made.

The Plan was adopted by a majority vote of the Funds’ Board of Directors, including at least a majority of directors who are not, and were not at the time they voted, interested persons of each Fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for the purpose of voting on the Plan.  Potential benefits that the Plan may provide to the Funds include shareholder servicing, the potential to increase assets and possibly benefit from economies of scale, the potential to avoid a decrease in assets and portfolio liquidations through redemption activity and the ability to sell shares of the Funds through adviser and broker distribution channels.  The Board of Directors believes that there is a reasonable likelihood that the Plan will benefit the Class IB shareholders of each Fund.  Under its terms, the Plan remains in effect from year to year provided such continuance is approved annually by vote of the directors in the manner described above.  The Plan may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the Fund affected thereby, and material amendments to the Plan must also be approved by the Board of Directors in the manner described above.  The Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Directors who are not interested persons of each Fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a “majority of the outstanding voting securities” of each Fund affected thereby.  The Plan will automatically terminate in the event of its assignment.

For the fiscal year ended December 31, 2009, the Class IB Shares of the HLS Funds paid the 12b-1 fees listed below.

HLS Fund Name	Class IB
American Funds Asset Allocation HLS Fund	$	[ ]
American Funds Blue Chip Income and Growth HLS Fund	$	[ ]
American Funds Bond HLS Fund	$	[ ]
American Funds Global Bond HLS Fund	$	[ ]
American Funds Global Growth HLS Fund	$	[ ]
American Funds Global Growth and Income HLS Fund	$	[ ]
American Funds Global Small Capitalization HLS Fund	$	[ ]
American Funds Growth HLS Fund	$	[ ]
American Funds Growth-Income HLS Fund	$	[ ]
American Funds International HLS Fund	$	[ ]
American Funds New World HLS Fund	$	[ ]

The entire amount of 12b-1 fees listed above was paid as compensation to the distributor, which remitted the entire amount, either directly or indirectly through affiliated insurance companies, to dealers as compensation.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Funds’ shares and/or for the servicing of those shares.

Distribution Plan of the Master Funds

The Master Funds do not charge a 12b-1 fee for the Class 1 shares in which the Funds invest.

PURCHASE AND REDEMPTION OF SHARES

For information regarding the purchase or sale (redemption) of Fund shares, see “Purchase and Redemption of Fund Shares” in the Funds’ prospectuses.

SUSPENSION OF REDEMPTIONS

Under unusual circumstances, a Fund may suspend repurchases or postpone payment of redemption proceeds for more than seven days, as permitted by federal securities law.  A Fund may not suspend a shareholder’s right of redemption, or postpone payment for a redemption for more than seven days, unless the New York Stock Exchange (“NYSE”) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by a Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for a Fund to fairly determine the value of its assets, or for such other periods as the SEC may permit for the protection of investors.

DETERMINATION OF NET ASSET VALUE

Net Asset Value of the Funds  The net asset value of the shares of all classes of each HLS Fund is determined by Hartford Life in the manner described in the HLS Funds’ prospectuses. The HLS Funds are closed for business and do not price their shares on the following business holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by the New York  Stock Exchange (the “Exchange”).  The HLS Funds generally use market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, a HLS Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that HLS Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary markets, but before the close of the Exchange that is expected to affect the value of the portfolio security. The circumstances in which a HLS Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities primarily traded on foreign markets, each HLS Fund uses a fair value pricing service approved by that HLS Fund’s Board of Directors, which employs quantitative models which evaluate changes in the value of the foreign market proxies (for example; futures contracts, ADR’s, exchange traded funds) after the close of the foreign exchanges but before the close of the Exchange. Securities that are primarily traded on foreign markets may trade on days that are not business days of the funds. The value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the HLS Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Funds may cause the NAV of their respective shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the close of the Exchange. There can be no assurance that any HLS Fund could obtain the fair value assigned to a security if the HLS Fund were to sell the security at approximately the time at which that fund determines its NAV per share.

Debt securities (other than short-term obligations and floating rate loans) are valued on the basis of valuations furnished by an independent pricing service which determines valuations for normal institutional size trading units of debt securities. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities in accordance with procedures established by that HLS Fund’s Board of Directors. Generally, each fund may use fair valuation in regards to debt securities when a fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days.

Exchange traded equity securities shall be valued at the last reported sale price on the exchange on which the security is primarily traded (The “Primary Market”) at the Valuation Time.  If the security did not trade on the Primary Market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades.  The value of an equity security not traded on any exchange but traded on the Nasdaq Stock market, Inc. System (“Nasdaq”) or another over-the-counter (“OTC”) market shall be valued at the last reported sale price or official closing price on the exchange or market on which the security is traded as of the Valuation Time.  For securities traded on the NASDAQ national market system, the Funds utilize the NASDAQ Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid-ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price. If the last price is below the bid, the bid will be the closing price. If it is not possible to determine the last reported sale price or official closing price on the relevant exchange or market at the Valuation Time, the value of the security shall be taken to be the most recent mean between bid and asked prices on such exchange or market at the Valuation Time.

Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

Options contracts on securities, currencies, indexes, futures contracts, commodities and other instruments shall be valued at their most recent sales price at the Valuation Time on the Primary Market on which the instrument is traded.  If the instrument did not trade on the Primary Market, it may be valued at the most recent sales price at the Valuation Time on another exchange or market where it did trade.

Futures contracts are valued at the most recent settlement price reported by an exchange on which over time they are traded most extensively.  If a settlement price is not available, the futures contracts will be valued at the most recent trade price as of the Valuation Time.  If there were no trades, the contract shall be valued at the mean of the closing bid/asked prices as of the Valuation Time.

A forward currency contract shall be valued based on the price of the underlying currency at the prevailing interpolated exchange rate, which is a combination of the spot currency rate and the forward currency rate.  Spot currency rates and forward currency rates are obtained from an independent pricing service on a daily basis not more than one hour before the Valuation Time.

Swaps are valued based on custom valuations furnished by an independent pricing service.  Swaps for which prices are not available from an independent pricing service are valued in accordance with procedures established by the HLS Fund’s Board of Directors.

Other derivative or contractual type instruments shall be valued using market prices or custom valuations furnished by an independent pricing service.  If such instruments do not trade on an exchange or market, such instruments shall be valued at a price at which the counterparty to such contract would repurchase the instrument.  In the event that the counterparty cannot provide a price, such valuation may be determined in accordance with procedures established by the HLS Fund’s Board of Directors.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the valuation date.

Financial instruments for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in securities in accordance with procedures established by the HLS Fund’s Board of Directors.

Net Asset Value of the Master Funds  All portfolio securities of the Master Funds are valued, and the net asset value per share for each share class are determined, as follows:

Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where CRMC deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by CRMC.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of each Master Fund’s shares into U.S. dollars at the prevailing market rates.

Securities and assets for which representative market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the Master Funds’ board. Subject to board oversight, the Master Funds’ board has delegated the obligation to make fair valuation determinations to a valuation committee established by the CRMC. The board receives regular reports describing fair-valued securities and the valuation methods used.

CRMC’s valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the valuation committee based upon what a Master Fund might reasonably expect to receive upon their current sale. CRMC’s valuation committee considers all indications of value available to it in determining the “fair value” to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. CRMC’s valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable Master Fund portfolios outside the United States. Securities owned by these Master Funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these Master Funds’ net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares of each Master Fund represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to a Master Fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

OWNERSHIP AND CAPITALIZATION OF THE FUNDS

Capital Stock   The Board of Directors for the Company is authorized, without further shareholder approval, to authorize additional shares and to classify and reclassify shares of the Funds into one or more classes.  Accordingly, the directors have authorized the issuance of two classes of shares of each Fund designated as Class IA and Class IB shares.  The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemption, and liquidation.  However, each class bears different expenses and, therefore, the net asset values of the two classes and any dividends declared may differ between the two classes.

Pursuant to state insurance law, Hartford Life, or its affiliates, is the owner of all Fund shares held in separate accounts of Hartford Life or its affiliates (such shares are held for the benefit of contract holders and policy owners).

	Percentage of Ownership
Fund	Class IA*	Class IB

American Funds Asset Allocation HLS Fund	N/A	100%
American Funds Blue Chip Income and Growth HLS Fund	N/A	100%
American Funds Bond HLS Fund	N/A	100%
American Funds Global Bond HLS Fund	N/A	100%
American Funds Global Growth HLS Fund	N/A	100%
American Funds Global Growth and Income HLS Fund	N/A	100%
American Funds Global Small Capitalization HLS Fund	N/A	100%
American Funds Growth HLS Fund	N/A	100%
American Funds Growth-Income HLS Fund	N/A	100%
American Funds International HLS Fund	N/A	100%
American Funds New World HLS Fund	N/A	100%

*  Class IA shares of the Funds had not commenced operations as of the date of this Statement of Additional Information; therefore, no ownership information is available for the Class IA shares of Funds.

Share Classes  Under the Funds’ multi-class plan, shares of each class of each Fund represent an equal pro rata interest in the Fund and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear its “Class Expenses;” (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; (d) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (e) each class may have separate exchange privileges; and (f) each class may have different conversion features, although a conversion feature is not currently contemplated. Expenses currently designated as “Class Expenses” by the Company’s Board of Directors are currently limited to payments made to the distributor for the Class IB shares pursuant to the Distribution Plan for the Class IB shares.

Voting  Each shareholder is entitled to one vote for each share of the Funds held upon all matters submitted to the shareholders generally.  Most of the shares of the Funds are held of record by insurance companies.  The insurance companies will generally vote Fund shares pro rata according to the written instructions of the owners of Variable Contracts indirectly invested in the Funds.  It is expected that such insurance companies will vote shares for which no instructions are received for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

Matters in which the interests of all the HLS Funds in the Company are substantially identical (such as the election of directors or the ratification of the selection of the independent registered public accounting firm) are voted on by all shareholders of the Company without regard to the separate HLS Funds.  Matters that affect all or several HLS Funds, but where the interests of the HLS Funds are not substantially identical (such as approval of an investment management agreement) are voted on separately by the shareholders of each HLS Fund for their HLS Fund.  Matters that affect only one Fund (such as a change in its fundamental policies) are voted on separately for the Fund by the shareholders of that Fund.  Likewise, matters that affect only one class of shares of a Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class.

Other Rights  Each share of Fund stock, when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable. Shares of Fund stock have no pre-emptive, subscription or conversion rights.  Upon liquidation of a Fund, the shareholders of that Fund shall be entitled to share, pro rata, in any assets of the Fund after discharge of all liabilities and payment of the expenses of liquidation.

TAXES

Federal Tax Status of the Funds

The following discussion of the federal tax status of the Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI.  Tax law is subject to change by legislative, administrative or judicial action.

Each Fund is treated as a separate taxpayer for federal income tax purposes.  The Company intends for each Fund to elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”) and to qualify as a regulated investment company each year.  If a Fund:  (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the “90% distribution requirement”) (which the Company intends each Fund to do), then under the provisions of Subchapter M, the Fund should have little or no income taxable to it under the Code.  In particular, a Fund generally is not subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

A Fund must meet several requirements to maintain its status as a regulated investment company.  These requirements include the following:  (1) at least 90% of the Fund’s gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies, as well as net income from interests in certain publicly traded partnerships; and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of the Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the Fund’s assets nor more than 10% of the outstanding voting securities of such issuer, and (b) the Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of any two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships.

The Funds should not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute substantially all their income and gains each calendar year, if the Funds’ only shareholders are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts, and certain qualified retirement plans.

Each Fund also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies’ separate accounts that are used to support variable life insurance contracts and variable annuity contracts.  Such separate accounts may meet these requirements by investing solely in the shares of a mutual fund registered under the 1940 Act as an open-end management investment company such as the Funds which meets certain additional requirements.  These requirements are in addition to the diversification requirements of subchapter M and of the 1940 Act, and may affect the securities in which a Fund may invest.  In order to comply with future requirements of Section 817(h) (or related provisions of the Code), a Fund may be required, for example, to alter its investment objectives.  In addition, each Fund’s shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws.  If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Fund may fail the diversification requirements of Section 817(h) of the Code, which could have adverse tax consequences for contract owners with premiums allocated to the affected Fund.

The 817(h) requirements place certain limitations on the percentage of assets of each separate account (or underlying mutual fund) that may be invested in securities of a single issuer.  These limitations apply to how much of each Fund’s assets may be invested in securities of a single issuer.  Specifically, the regulations provide that, except as permitted by a “safe harbor” described below, as of the end of each calendar quarter, or within 30 days thereafter:

no more than 55% of a Fund’s total assets may be represented by any one investment no more than 70% by any two investments

no more  than 80% by any three investments

no more than 90% by any four investments

Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items, government securities, and securities of other regulated investment companies.  For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment.  In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

Investment income received from sources within foreign countries, or capital gains earned by a Fund from investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source.  In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more.  The United States has entered into tax treaties with many foreign countries that may entitle the Funds to a reduced rate of tax or exemption from tax on this related income and gains.  The effective rate of foreign tax cannot be determined at this time since the amount of these Funds’ assets to be invested within various countries is not now known.  The Company intends that the Funds will seek to operate so as to qualify for treaty-reduced rates of tax when applicable.  Owners of variable life insurance and variable annuity contracts investing in such a Fund bear the costs of any foreign tax, but are not able to claim a foreign tax credit or deduction for these foreign taxes.

A Fund’s transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund.  These rules:  (1) could affect the character, amount and timing of distributions to shareholders of the Fund, (2) could require such a Fund to “mark to market” certain types of the positions in its portfolio (that is, treat them as if they were closed out), and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes described above.  The Company seeks to monitor transactions of each Fund, seeks to make the appropriate tax elections on behalf of the Fund and seeks to make the appropriate entries in the Fund’s books and records when the Fund acquires any option, futures contract or hedged investment, to mitigate the effect of these rules.

If for any taxable year a Fund fails to qualify as a regulated investment company, all of its taxable income becomes subject to federal, and possibly state and local, income tax at the regular corporate rates (without any deduction for distributions to its shareholders).  In addition, if for any taxable year a Fund fails to qualify as a regulated investment company, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Fund might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  Likewise, if a Fund fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  Accordingly, compliance with the above rules is carefully monitored by the Funds’ investment adviser and each Fund intends to comply with these rules as they exist or as they may be modified from time to time.  Compliance with the tax requirements described above may result in lower total return for a Fund than would otherwise be the case, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Funds’ adviser might otherwise select.

If a Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income (“passive foreign investment companies”), that Fund could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders.  The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax.  As a result, owners of variable life insurance contracts and variable annuity contracts investing in such Funds would bear the cost of these taxes and interest charges.  Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash.  Any Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders.  Any such transactions that are not directly related to a Fund’s investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of “qualifying income” from which the Fund must derive at least 90% of its annual gross income.

Pay-in-kind instruments (“PIKs”) are securities that pay interest in either cash or additional securities, at the issuer’s option, for a specified period. PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIKs are usually less volatile than zero-coupon bonds, but more volatile than cash pay securities.

Each Fund that invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash.  However, because a Fund must meet the 90% distribution requirement to qualify as a regulated investment company, it may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the applicable distribution requirements.

The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

Investor Taxation

Under current law, owners of variable life insurance contracts and variable annuity contracts and employee benefit plan participants who are indirectly invested in a Fund generally are not subject to federal income tax on Fund earnings or distributions or on gains realized upon the sale or redemption of Fund shares until they are withdrawn from the contract or plan.  For information concerning the federal income tax consequences to the owners of variable life insurance contracts and variable annuity contracts, see the prospectuses for such contracts.  For information concerning the federal income tax consequences to plan participants, see the summary plan description or contact your plan administrator.

CUSTODIAN

Portfolio securities of each Fund are held pursuant to a Master Custodian Contract between the Company and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

TRANSFER AGENT

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, Connecticut 06089, an affiliate of HL Advisors, serves as Transfer and Dividend Disbursing Agent for the Funds.  The transfer agent issues and redeems shares of the Funds and disburses any dividends declared by the Funds.  For its services, the transfer agent is reimbursed for out-of-pocket expenses and other costs associated with the services it provides to the Funds, including costs invoiced by sub-contractors.  HL Advisors and its affiliates may pay, out of their own assets, compensation to third-party administrators for recordkeeping and other administrative services.

DISTRIBUTOR

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, Connecticut 06089, an affiliate of HL Advisors, acts as the Funds’ distributor.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The audited financial statements and the financial highlights appearing in the annual report for the fiscal year ended December 31, 2009 have been audited by Ernst & Young LLP, the Company’s independent registered public accounting firm, as set forth in their reports with respect thereto.  Such financial statements and financial highlights are incorporated by reference herein in reliance upon such reports given the authority of the independent registered public accounting firm as experts in accounting and auditing.  The principal business address of Ernst & Young LLP is 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402.

CODE OF ETHICS

The Fund, HL Advisors and Hartford Securities Distribution Company, Inc. each has adopted a code of ethics designed to protect the interests each of the Fund’s shareholders. Under each code of ethics, investment personnel are permitted to trade securities for their own account, including securities that may be purchased or held by a Fund, subject to certain restrictions. Each code of ethics has been filed with the SEC and may be viewed by the public.

Proxy Voting Policies and Procedures

If a fund is solicited for votes by its Master Fund, the Fund will either (i) seek instructions from the shareholders of the Fund and vote on the matter in accordance with such instructions, or (ii) vote the shares of a Master Fund held by the Fund in the same proportion as the vote of all other holders of shares of such Master Fund.  Proxies for the portfolio securities of the Master Fund will be voted pursuant to the Master Funds’ proxy voting policies and procedures, which are described in the Master Funds’ SAI.

The following procedures apply only if a Fund is removed from the master/feeder structure.  The Board of Directors believes that the voting of proxies with respect to securities held by a Fund is an important element of the overall investment process. The Funds have delegated the responsibility to vote such proxies to the Funds’ investment manager subject to the continuing oversight of the Board of Directors. The investment manager has delegated to a sub-adviser the responsibility to vote proxies.  Proxies will be voted pursuant to the sub-adviser’s proxy voting policies and procedures.

FINANCIAL STATEMENTS

The Company’s audited financial statements, together with the notes thereto and report of Ernst & Young LLP, the Company’s independent registered public accounting firm, will be available in the Funds’ annual report once the Funds have completed their first annual period.

APPENDIX A

The rating information which follows describes how the rating services mentioned presently rate the described securities. No reliance is made upon the rating firms as “experts” as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

Rating of Bonds

Moody’s Investors Service, Inc. (“Moody’s”)

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

Standard and Poor’s Corporation (“Standard & Poor’s”)

AAA - Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A - Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in the highest rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Rating of Commercial Paper

Moody’s

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

•              Leading market positions in well-established industries.

•              High rates of return on funds employed.

•              Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•              Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•              Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s

The relative strength or weakness of the following factors determines whether the issuer’s commercial paper is rated A-1 or A-2.

•              Liquidity ratios are adequate to meet cash requirements.

•              Liquidity ratios are basically as follows, broken down by the type of issuer:

Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

The long-term senior debt rating is “A” or better; in some instances “BBB” credits may be allowed if other factors outweigh the “BBB”.

•              The issuer has access to at least two additional channels of borrowing.

•              Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

•              Typically, the issuer’s industry is well established and the issuer has a strong position within its industry.

•              The reliability and quality of management are unquestioned.

International Long-Term Credit Ratings

Fitch, Inc.

The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade

AAA

Highest credit quality.  “AAA” ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality.  “AA” ratings denote a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality.  “A” ratings denote a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality.  “BBB” ratings indicate that there is currently a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade

BB

Speculative.  “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B

Highly speculative.  “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.  A “CC” rating indicates that default of some kind appears probable.  “C” ratings signal imminent default.

DDD, DD, D

Default.  The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor.  While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.  “DDD” obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest.  “DD” indicates potential recoveries in the range of 50% - 90% and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations.  Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process.  Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect of repaying all obligations.

International Short-Term Credit Ratings

Fitch, Inc.

The following ratings scale applies to foreign currency and local currency ratings.  A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality.  Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality.  A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality.  The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B

Speculative.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C

High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D

Default.  Denotes actual or imminent payment default.

Notes to Long-term and Short-term ratings:  “+” or “-” may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” Long-term rating category, to categories below “CCC”, or to Short-term ratings other than “F1”.

“NR” indicates that Fitch Ratings does not rate the issuer or issue in question.

“Withdrawn”:  A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch:  Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change.  These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained.  Rating Watch is typically resolved over a relatively short period.

A Rating Overlook indicates the direction a rating is likely to move over a one to two-year period.  Outlooks may be positive, stable or negative.  A positive or negative Rating Outlook does not imply a rating change is inevitable.  Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action.  Occasionally, Fitch Ratings may be unable to identify the fundamental trend.  In these cases, the Rating Outlook may be described as evolving.

PART C

OTHER INFORMATION

Item 23.	Exhibits

	a.(i)	Articles of Incorporation (incorporated by reference to Initial Registration Statement filed on February 2, 1998)

	a.(ii)	Articles Supplementary, dated August 20, 2002 (incorporated by reference to Post-Effective Amendment #16 filed on August 29, 2002)

	a.(iii)	Articles Supplementary, dated September 9, 2002 (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003)

	a.(iv)	Articles Supplementary, dated January 7, 2003 (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003)

	a.(v)	Articles Supplementary, dated June 10, 2003 (incorporated by reference to Post-Effective Amendment #25 filed on August 12, 2003)

	a.(vi)	Articles of Amendment, dated October 1, 2003 (incorporated by reference to Post-Effective Amendment #28 filed on October 24, 2003)

	a.(vii)	Articles Supplementary, dated August 19, 2004 (incorporated by reference to Post-Effective Amendment #39 filed on February 17, 2005)

	a.(viii)	Articles Supplementary dated November 8, 2006 (incorporated by reference to Post-Effective Amendment #43 filed on November 17, 2006)

	a.(ix)	Articles of Amendment, dated July 27, 2007 (incorporated by reference to Post-Effective Amendment #66 filed on January 30, 2008)

	a.(x)	Articles of Amendment, dated July 27, 2007 (incorporated by reference to Post-Effective Amendment #66 filed on January 30, 2008)

	a.(xi)	Articles of Amendment, dated July 27, 2007 (incorporated by reference to Post-Effective Amendment #66 filed on January 30, 2008)

	a.(xii)	Articles Supplementary, dated November 19, 2007 (incorporated by reference to Post-Effective Amendment #66 filed on January 30, 2008)

	a.(xiii)	Articles Supplementary dated February 28, 2008 (incorporated by reference to Post-Effective Amendment #70 filed on April 29, 2008)

	a.(xiv)	Articles Supplementary dated June 5, 2008 (incorporated by reference to Post-Effective Amendment #71 filed on February 13, 2009)

	b.	By-Laws dated May 13, 2003, as amended November 5, 2009 (incorporated by reference to Post-Effective Amendment #73 filed on February 12, 2010)

	c.	Not Applicable

d.(i)

Amended and Restated Investment Management Agreement (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003) (Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund)

d.(ii)

First Amendment to Amended and Restated Investment Management Agreement (Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Small

Company HLS Fund, Hartford Stock HLS Fund) (incorporated by reference to Post Effective Amendment #42 filed on April 26, 2006)

d.(iii)

Second Amendment to Amended and Restated Investment Management Agreement (Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund) (incorporated by reference to Post Effective Amendment #54 filed on April 30, 2007)

d.(iv)

Third Amendment to Amended and Restated Investment Management Agreement (Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund) (incorporated by reference to Post-Effective Amendment #71 filed on February 13, 2009)

d.(v)

Amended and Restated Investment Advisory Agreement (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003) (Hartford Bond HLS Fund, Hartford Index HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund)

d.(vi)

First Amendment to Amended and Restated Investment Advisory Agreement (Hartford Bond HLS Fund, Hartford Index HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund) (incorporated by reference to Post-Effective Amendment #71 filed on February 13, 2009)

d.(vii)

Amended and Restated Investment Management Agreement (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003) (Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, Hartford Value HLS Fund)

d.(viii)

First Amendment to Amended and Restated Investment Management Agreement (Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, Hartford Value HLS Fund) (incorporated by reference to Post-Effective Amendment #31 filed on February 12, 2004)

d.(ix)

Second Amendment to Amended and Restated Investment Management Agreement (Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, Hartford Value HLS Fund) (incorporated by reference to Post-Effective Amendment #54 filed on April 30, 2007)

d.(x)

Third Amendment to Amended and Restated Investment Management Agreement (Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, Hartford Value HLS Fund) (Hartford Global Equity HLS Fund) (incorporated by reference to Post-Effective Amendment #66 filed on January 30, 2008)

d.(xi)

Fourth Amendment to Amended and Restated Investment Management Agreement (Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, Hartford Value HLS Fund) (Hartford Global Equity HLS Fund) (incorporated by reference to Post-Effective Amendment #71 filed on February 13, 2009)

d.(xii)

Investment Management Agreement (American Funds Asset Allocation HLS Fund, American Funds Blue Chip Income & Growth HLS Fund, American Funds Bond HLS Fund, American Funds Global Bond HLS Fund, American Funds Global Growth & Income HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Small Cap HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund, American Funds New World HLS Fund) (incorporated by reference to Post-Effective Amendment #70 filed on April 29, 2008)

d.(xiii)

Investment Sub-Advisory Agreement with Wellington Management Company, LLP, dated October 1, 2009 (incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-162533) filed on October 16, 2009) (Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford Fundamental Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Equity HLS Fund, Hartford Global Growth HLS Fund, Hartford Global Health HLS Fund, Hartford Growth HLS Fund, Hartford International Growth HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Hartford Value HLS Fund)

d.(xiv)

Investment Sub-Advisory Agreement with Hartford Investment Management Company, dated October 1, 2009 (incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-162533) filed on October 16, 2009) (Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford Total Return Bond HLS Fund)

d.(xv)	Expense Limitation Agreement between Hartford Series Fund, Inc. and HL Investment Advisors, LLC (incorporated by reference to Post-Effective Amendment #70 filed on April 29, 2008)

d.(xvi)	Management Fee Waiver dated as of August 25, 2008 between Hartford Series Fund, Inc. and HL Investment Advisors, LLC (incorporated by reference to Post-Effective Amendment #72 filed on April 30, 2009)

e.(i)	Amended and Restated Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003)

e.(ii)	First Amendment to Amended and Restated Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #31 filed on February 12, 2004)

e.(iii)	Second Amendment to Amended and Restated Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #66 filed on January 30, 2008)

e.(iv)	Third Amendment to Amended and Restated Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #70 filed on April 29, 2008)

f.	Not Applicable

g.(i)	Master Custodian Contract (incorporated by reference to Post Effective Amendment

#54 filed on April 30, 2007)

h.(i)	Amended and Restated Share Purchase Agreement — Hartford Life Insurance Company (incorporated by reference to Post-Effective Amendment #20 filed on April 30, 2003)

h.(ii)	Amended and Restated Share Purchase Agreement — Hartford Life and Annuity Insurance Company (incorporated by reference to Post-Effective Amendment #20 filed on April 30, 2003)

h.(iii)	Share Purchase Agreement — First Fortis Life Insurance Company (incorporated by reference to Post-Effective Amendment #25 filed on August 12, 2003)

h.(iv)	Share Purchase Agreement — Fortis Benefits Insurance Company (incorporated by reference to Post-Effective Amendment #25 filed on August 12, 2003)

h.(v)	Amended and Restated Administrative Services Agreement (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003)

h.(vi)	First Amendment to Amended and Restated Administrative Services Agreement (incorporated by reference to Post-Effective Amendment #31 filed on February 12, 2004)

h.(vii)	Second Amendment to Amended and Restated Administrative Services Agreement (incorporated by reference to Post-Effective Amendment #66 filed on January 30, 2008)

h.(viii)

Transfer Agency and Service Agreement between Hartford Series Fund, Inc. and Hartford Investors Services Company LLC dated March 1, 2003 (incorporated by reference to Post-Effective Amendment #20 filed on April 30, 2003)

h.(ix)

First Amendment to Transfer Agency and Service Agreement between Hartford Series Fund, Inc. and Hartford Investors Services Company LLC dated March 1, 2003 (incorporated by reference to Post-Effective Amendment #31 filed on February 12, 2004)

h.(x)

Second Amendment to Transfer Agency and Service Agreement between Hartford Series Fund, Inc. and Hartford Investors Services Company LLC dated March 1, 2003 (incorporated by reference to Post-Effective Amendment #66 filed on January 30, 2008)

h.(xi)

Third Amendment to Transfer Agency and Service Agreement between Hartford Series Fund, Inc. and Hartford Investors Services Company LLC dated March 1, 2003 (incorporated by reference to Post-Effective Amendment #70 filed on April 29, 2008)

h.(xii)	Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment #42 filed on April 26, 2006)

h.(xiii)	Amendment Number 1 to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment #42 filed on April 26, 2006)

h.(xiv)	Second Amendment to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment #42 filed on April 26, 2006)

h.(xv)	Third Amendment to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment #42 filed on April 26, 2006)

h.(xvi)	Fourth Amendment to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment #66 filed on January 30, 2008)

h.(xvii)	Fifth Amendment to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment #66 filed on January 30, 2008)

h.(xviii)	Sixth Amendment to Fund Accounting Agreement (incorporated by reference to Post-

Effective Amendment #70 filed on April 29, 2008)

	h.(xiv)	Master-Feeder Participation Agreement dated April 30, 2008 (incorporated by reference to Post-Effective Amendment #70 filed on April 29, 2008)

	i.	Opinion and Consent of Counsel (to be filed by post-effective amendment)

	j.	Consent of Independent Registered Public Accounting Firm (to be filed by post-effective amendment)

	k.	Not Applicable

	l.	Not Applicable

	m.	Amended and Restated Rule 12b-1 Distribution Plan (incorporated by reference to Post-Effective Amendment #70 filed on April 29, 2008)

	n.	Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 (incorporated by reference to Post-Effective Amendment #70 filed on April 29, 2008)

	o.	Not Applicable

	p.(i)	Code of Ethics of HL Investment Advisors, LLC (incorporated by reference to Post-Effective Amendment #65 filed on November 15, 2007)

	p.(ii)	Code of Ethics of Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment #67 filed on February 14, 2008)

	p.(iii)	Code of Ethics of Hartford Securities Distribution Company, Inc. (incorporated by reference to Post-Effective Amendment #65 filed on November 15, 2007)

	p.(iv)	Code of Ethics of Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #71 filed on February 13, 2009)

	q.(i)	Power of Attorney dated February 3, 2010 (incorporated by reference to Post-Effective Amendment #73 filed on February 12, 2010)

Item 24.	Persons Controlled by or Under Common Control with Registrant

Certain persons that are affiliates of and controlled by Hartford Financial Services Group, Inc., a Maryland corporation, are controlling shareholders of the Hartford Series Fund, Inc.  Information about all such persons is incorporated herein by references to the Form 10-K of The Hartford Financial Services Group, Inc. filed on February 12, 2009.  With regard to Hartford Series Fund, Inc. matters for which the Investment Company Act of 1940, as amended (the “1940 Act”) required a shareholder vote, shares offered to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates, Union Security Insurance Company and Union Security Life Insurance Company of New York (the “Accounts”) are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account.  With respect to certain qualified retirement plans (“Plans”). Plan trustees generally vote Hartford Series Fund, Inc. shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Item 25.	Indemnification

The relevant portion of Article V of the Articles of Incorporation provides:

(f) The Corporation shall indemnify (i) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland and the federal securities laws now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the Bylaws and as permitted by law. Nothing contained herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such bylaws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

(g) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of Investment Adviser

HL Investment Advisors, LLC serves as investment adviser to each of the investment companies included in this Registration Statement.

Name	Position with HL Investment Advisors, LLC	Other Business
Robert Arena	President, Chief Executive Officer and Manager	Executive Vice President of Hartford Life Insurance Company (1) (“HLIC”) and Manager of Hartford Investor Services Company, LLC (2) (“HISC”)
John C. Walters	Manager

Executive Vice President of The Hartford Financial Services Group, Inc. (3) (“The Hartford”); Chief Executive Officer, President and Director at Hartford Life, Inc. (4) (“HL, Inc.”); and Chief Executive Officer, President, Director  and Chairman of the Board of HLIC

Colleen B. Pernerewski	Chief Compliance Officer	Assistant Vice President of The Hartford; Chief Compliance Officer of Separate Accounts of HLIC
John N. Giamalis	Senior Vice President and Treasurer	Senior Vice President and Treasurer of HL Inc., The Hartford, HLIC, HISC and Treasurer of Hartford Investment Management Company (5) (“Hartford Investment Management”)
Stephen T. Joyce	Senior Vice President	Executive Vice President of HLIC and Senior Vice President of HISC
Kenneth A. McCullum	Senior Vice President	Senior Vice President and Actuary of HLIC and Senior Vice President of HISC
Vernon J. Meyer	Senior Vice President	Senior Vice President of HLIC
D. Keith Sloane	Senior Vice President	Senior Vice President of HLIC and HISC
Diana Benken	Controller	Assistant Vice President of HLIC
Thomas D. Jones	Vice President	Vice President of The Hartford and HLIC
Edward P. Macdonald	Vice President, Chief Legal Officer and Secretary	Assistant Vice President of HLIC
Michael A. Mecca	Vice President	Senior Vice President of Hartford Investment Management
Michael J. Fixer	Assistant Vice President and Assistant Treasurer	Assistant Treasurer and Assistant Vice President of HLIC, The Hartford, HL, Inc. and HISC
Catherine Marshall	Assistant Vice President	Assistant Vice President of HLIC and HISC
Elizabeth L. Schroeder	Assistant Vice President	Assistant Vice President of HLIC
Alice Pellegrino	Assistant Vice President	Assistant Vice President of HLIC and HISC

(1)	The principal business address for HLIC is 200 Hopmeadow Street, Simsbury, CT 06089.
(2)	The principal business address for HISC is 200 Hopmeadow Street, Simsbury, CT 06089.
(3)	The principal business address for The Hartford is Hartford Plaza, Hartford, CT 06115.
(4)	The principal business address for HL, Inc. is 200 Hopmeadow Street, Simsbury, CT 06089.
(5)	The principal business address for Hartford Investment Management is 55 Farmington Avenue, Hartford, CT 06105.

Item 27.	Principal Underwriters

Hartford Securities Distribution Company, Inc. (“HSD”) is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. HSD is the principal underwriter for the following registered investment companies:

Hartford Series Fund, Inc.

Hartford HLS Series Fund II, Inc.

Hartford Life Insurance Company

Separate Account One

Separate Account Two

Separate Account Two (DC Variable Account I)

Separate Account Two (DC Variable Account II)

Separate Account Two (QP Variable Account)

Separate Account Two (Variable Account “A”)

Separate Account Two (NQ Variable Account)

Separate Account Ten

Separate Account Three

Separate Account Five

Separate Account Seven

Separate Account Eleven

	Hartford Life and Annuity Insurance Company	Separate Account One Separate Account Ten Separate Account Three Separate Account Five Separate Account Six Separate Account Seven

	Hart Life Insurance Company	Separate Account One Separate Account Two

	American Maturity Life Insurance Company	Separate Account AMLVA Separate Account One

	Servus Life Insurance Company	Separate Account One Separate Account Two

The Directors and principal officers of HSD and their position with the Registrant are as follows:

Name and Principal Business Address*	Positions and Offices with Underwriter	Position and Offices with Registrant
Jams Davey	Director and Chairman of the Board	None
Jamie Ohl	Chief Executive Officer, President and Director	None
Kevin M. Connor*****	Director	None
Diana Benken	Chief Financial Officer Controller/FINOP	None
Mark Sides	Chief Legal Officer Secretary	None
Christopher S. Conner	AML Compliance Officer, Chief Compliance Officer and Privacy Officer	None
Robert Arena	Director and Executive Vice President/Business Line Principal	Vice President
John N. Giamalis**	Treasurer	None
Kenneth A. McCullum	Senior Vice President	None
Vernon Meyer	Senior Vice President	Vice President
D. Keith Sloane	Senior Vice President	None
Jared A. Collins***	Vice President	None
Stuart M. Carlisle	Vice President	None
Anne Frasca	Vice President / Operations	None
Peter J. Michalik	Vice President/Operations	None

Kathleen B. Kavanaugh****	Vice President/Marketing	None
Martin A. Swanson	Vice President /Marketing	None
Diane E. Tatelman	Vice President	None
Timothy M. Baker	Assistant Vice President	None
Scott Bredikis	Assistant Vice President	None
Richard E. Cady	Assistant Vice President	None
Michael J. Fixer**	Assistant Treasurer and Assistant Vice President	None
Jason S. Frain	Assistant Vice President	None
Alice Longworth	Assistant Vice President	None
Elizabeth Schroeder	Assistant Vice President	None
Laura Quade	Assistant Vice President	None
Jeffrey T. Coghan	Assistant Vice President	None
Michael J. Shamburger	Assistant Vice President, Distribution Principal — 401(k) Sales	None
Kathryn Ann Stelter	Assistant Vice President	None
Michael R. Dressen	Assistant Secretary and Compliance Officer	None
Patricia A. Lavoie	Assistant Secretary	None

*	Unless otherwise indicated, principal business address is 200 Hopmeadow Street, Simsbury, CT 06089.
**	Principal business address is Hartford Plaza, Hartford, CT 06115.
***	Principal business address is 31 St. James Avenue, Suite 600, Boston, MA 02116-4190
****	Principal business address is 1500 Liberty Ridge Drive, Wayne, PA 19087.

Item 28.	Location of Accounts and Records

Books or other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant’s custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 and the Registrant’s transfer agent, Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089. Registrant’s financial ledgers and other corporate records are maintained at its offices at the Hartford Life Insurance Companies, 200 Hopmeadow Street, Simsbury, CT 06089.

Item 29.	Management Services

Not Applicable

Item 30.	Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 18th day of February, 2010.

HARTFORD SERIES FUND, INC.

By:	/s/ Robert M. Arena Jr.
Robert M. Arena, Jr.
Its: President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Tamara L. Fagely	Controller & Treasurer	February 18, 2010
Tamara L. Fagely	(Chief Accounting Officer & Chief Financial Officer)

*	Director	February 18, 2010
Lynn S. Birdsong

*	Chairman of the Board and Director	February 18, 2010
Robert M. Gavin, Jr.

*	Director	February 18, 2010
Duane E. Hill

*	Director	February 18, 2010
Sandra S. Jaffee

*	Director	February 18, 2010
William P. Johnston

*	Director	February 18, 2010
Lemma W. Senbet

*	Director	February 18, 2010
Phillip O. Peterson

*	Director	February 18, 2010
Lowndes A. Smith

*	Director	February 18, 2010
John C. Walters

/s/ Edward P. Macdonald		February 18, 2010
* By Edward P. Macdonald
Attorney-in-fact

* Pursuant to Power of Attorney dated February 3, 2010